UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive,

Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Airlines (2.6%):
30,125	Allegiant Travel Co.*^	$1,641,812
39,024	Copa Holdings SA, Class A	3,090,701

		4,732,513

Auto Components (1.0%):
46,297	Tesla Motors, Inc.*^	1,724,100

Biotechnology (6.1%):
161,550	Amarin Corporation PLC, ADR*^	1,828,746
166,925	ARIAD Pharmaceuticals, Inc.*	2,662,454
33,750	Cubist Pharmaceuticals, Inc.*^	1,459,687
166,908	Emergent Biosolutions, Inc.*	2,670,528
97,316	Myriad Genetics, Inc.*	2,302,497

		10,923,912

Capital Markets (4.2%):
122,275	Financial Engines, Inc.*^	2,734,069
61,800	FXCM, Inc., Class A^	802,782
472,850	WisdomTree Investments, Inc.*	3,957,754

		7,494,605

Chemicals (1.4%):
62,744	LSB Industries, Inc.*	2,441,996

Commercial Services & Supplies (3.9%):
111,275	Encore Capital Group, Inc.*	2,509,251
149,675	Innerworkings, Inc.*^	1,743,714
132,092	Mobile Mini, Inc.*	2,789,783

		7,042,748

Communications Equipment (6.5%):
145,050	Acme Packet, Inc.*^	3,991,776
144,200	Aruba Networks, Inc.*^	3,212,776
246,997	Sycamore Networks, Inc.*	4,381,727

		11,586,279

Diversified Consumer Services (2.1%):
100,824	American Public Education*^	3,831,312

Electrical Equipment (1.9%):
97,259	Polypore International, Inc.*^	3,419,626

Electronic Equipment, Instruments & Components (2.7%):
24,500	FARO Technologies, Inc.*	1,429,085
64,725	IPG Photonics Corp.*	3,368,936

		4,798,021

Energy Equipment & Services (1.3%):
162,469	Tesco Corp.*	2,305,435

Health Care Equipment & Supplies (5.4%):
120,675	ABIOMED, Inc.*	2,677,778
94,060	Align Technology, Inc.*	2,591,353
94,514	Endologix, Inc.*	1,384,630
60,725	Insulet Corp.*	1,162,277
165,378	OraSure Technologies, Inc.*	1,900,193

		9,716,231

Health Care Providers & Services (1.3%):
61,769	IPC The Hospitalist Co.*	2,279,894

Hotels, Restaurants & Leisure (2.7%):
34,939	Life Time Fitness, Inc.*^	1,766,865
114,725	Pinnacle Entertainment, Inc.*	1,320,485
101,025	Shuffle Master, Inc.*	1,778,040

		4,865,390

Household Durables (0.8%):
85,250	Skullcandy, Inc.*^	1,349,508

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (1.0%):
56,525	Shutterfly, Inc.*	$1,770,928

Internet Software & Services (5.0%):
76,975	Ancestry.com, Inc.*^	1,750,411
104,907	Constant Contact, Inc.*^	3,125,180
50,325	ExactTarget, Inc.*	1,308,450
74,093	VistaPrint NV*^	2,863,694

		9,047,735

IT Services (3.1%):
160,250	Lender Processing Services, Inc.	4,166,500
87,475	ServiceSource International, Inc.*^	1,354,113

		5,520,613

Life Sciences Tools & Services (0.8%):
52,800	PAREXEL International Corp.*	1,424,016

Machinery (4.2%):
106,725	Dynamic Materials Corp.	2,252,965
95,900	Greenbrier Cos., Inc. (The)*	1,897,861
332,811	Wabash National Corp.*	3,444,594

		7,595,420

Media (0.7%):
115,675	Pandora Media, Inc.*^	1,181,042

Metals & Mining (5.6%):
259,075	Globe Specialty Metals, Inc.	3,852,445
34,800	Haynes International, Inc.	2,204,580
352,881	Horsehead Holding Corp.*	4,019,315

		10,076,340

Oil, Gas & Consumable Fuels (11.8%):
126,725	Carrizo Oil & Gas, Inc.*	3,581,248
371,120	Comstock Resources, Inc.*	5,874,830
325,533	Goodrich Petroleum Corp.*^	6,191,638
659,912	Quicksilver Resources, Inc.*^	3,325,956
324,460	Scorpio Tankers, Inc.*	2,290,688

		21,264,360

Pharmaceuticals (1.3%):
63,250	Questcor Pharmaceuticals, Inc.*^	2,379,465

Professional Services (1.9%):
81,625	Acacia Research*^	3,407,028

Road & Rail (1.9%):
137,447	Celadon Group, Inc.	2,137,301
164,957	Vitran Corp., Inc.*	1,316,357

		3,453,658

Semiconductors & Semiconductor Equipment (5.6%):
90,225	Cavium, Inc.*	2,791,562
207,025	Inphi Corp.*^	2,935,614
43,475	Mellanox Technologies, Ltd.*^	1,818,559
148,950	Teradyne, Inc.*^	2,515,766

		10,061,501

Software (5.5%):
116,523	BroadSoft, Inc.*^	4,457,005
145,965	Mitek Systems, Inc.*^	1,693,194
59,975	QLIK Technologies, Inc.*	1,919,200
181,343	Rosetta Stone, Inc.*^	1,871,460

		9,940,859

Textiles, Apparel & Luxury Goods (1.9%):
85,475	Crocs, Inc.*	1,788,137
54,475	Vera Bradley, Inc.*^	1,644,600

		3,432,737

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (2.1%):
752,825	MGIC Investment Corp.*^	$3,734,012

Trading Companies & Distributors (2.6%):
84,300	Titan Machinery, Inc.*	2,377,260
53,075	United Rentals, Inc.*^	2,276,387

		4,653,647

Total Common Stocks (Cost $164,758,842)		177,454,931

Securities Held as Collateral for Securities on Loan (24.7%):
$ 44,408,616	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	44,408,616

Total Securities Held as Collateral for Securities on Loan (Cost $44,408,616)		44,408,616

Unaffiliated Investment Company (1.1%):
1,954,087	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,954,087

Total Unaffiliated Investment Company (Cost $1,954,087)		1,954,087

Total Investment Securities (Cost $211,121,545)(c)—124.7%		223,817,634
Net other assets (liabilities) — (24.7)%		(44,366,346)

Net Assets — 100.0%		$179,451,288

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $42,981,199.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	1.3%
Canada	1.6
Ireland (Republic of)	0.8
Marshall Islands	1.0
Panama	1.4
United States	93.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (6.2%):
278,300	Boeing Co. (The)	$20,697,171
39,600	Precision Castparts Corp.	6,846,840
84,800	United Technologies Corp.	7,033,312

		34,577,323

Auto Components (1.6%):
92,800	Allison Transmission Holdings, Inc.*	2,216,064
31,600	BorgWarner, Inc.*^	2,665,144
117,000	Tesla Motors, Inc.*^	4,357,080

		9,238,288

Beverages (3.0%):
198,500	Coca-Cola Co. (The)	14,690,985
34,200	PepsiCo, Inc.	2,269,170

		16,960,155

Biotechnology (2.9%):
62,600	Biogen Idec, Inc.*	7,885,722
76,000	Celgene Corp.*	5,891,520
56,300	Gilead Sciences, Inc.*	2,750,255

		16,527,497

Capital Markets (2.2%):
54,800	Goldman Sachs Group, Inc. (The)	6,815,476
280,900	Jefferies Group, Inc.	5,292,156

		12,107,632

Chemicals (2.0%):
136,900	Celanese Corp., Series A	6,322,042
62,200	Monsanto Co.	4,961,072

		11,283,114

Commercial Banks (1.4%):
228,500	Wells Fargo & Co.	7,800,990

Communications Equipment (4.4%):
17,100	F5 Networks, Inc.*	2,307,816
327,200	QUALCOMM, Inc.	22,256,144

		24,563,960

Computers & Peripherals (11.3%):
85,700	Apple, Inc.*	51,374,579
77,889	EMC Corp.*	2,327,323
94,893	Fusion-io, Inc.*^	2,695,910
153,800	NetApp, Inc.*	6,885,626

		63,283,438

Diversified Telecommunication Services (1.8%):
54,900	Level 3 Communications, Inc.*	1,412,577
221,300	Verizon Communications, Inc.	8,460,299

		9,872,876

Electrical Equipment (0.5%):
28,400	Roper Industries, Inc.	2,816,144

Energy Equipment & Services (3.0%):
75,400	National-Oilwell Varco, Inc.	5,992,038
99,100	Noble Corp.	3,713,277
97,900	Schlumberger, Ltd.	6,846,147

		16,551,462

Food & Staples Retailing (2.6%):
94,100	Costco Wholesale Corp.	8,544,280
69,700	Whole Foods Market, Inc.	5,799,040

		14,343,320

Shares		Fair Value
Common Stocks, continued
Food Products (0.5%):
57,400	Green Mountain Coffee Roasters, Inc.*^	$2,688,616

Health Care Equipment & Supplies (0.7%):
5,213	Intuitive Surgical, Inc.*	2,824,143
24,081	Stryker Corp.	1,336,014

		4,160,157

Health Care Providers & Services (3.3%):
136,800	AmerisourceBergen Corp.	5,428,224
92,500	Cardinal Health, Inc.	3,987,675
127,300	Medco Health Solutions, Inc.*	8,949,190

		18,365,089

Health Care Technology (1.7%):
127,800	Cerner Corp.*	9,733,248

Hotels, Restaurants & Leisure (3.7%):
6,800	Chipotle Mexican Grill, Inc.*	2,842,400
149,200	Las Vegas Sands Corp.	8,589,444
161,800	Starbucks Corp.	9,043,002

		20,474,846

Household Products (0.6%):
46,836	Procter & Gamble Co. (The)	3,147,848

Industrial Conglomerates (2.7%):
268,300	Danaher Corp.	15,024,800

Internet & Catalog Retail (4.0%):
83,300	Amazon.com, Inc.*	16,869,083
7,800	Priceline.com, Inc.*	5,596,500

		22,465,583

Internet Software & Services (4.8%):
177,500	eBay, Inc.*	6,547,975
24,700	Google, Inc., Class A*	15,838,628
78,500	Rackspace Hosting, Inc.*	4,536,515

		26,923,118

IT Services (2.3%):
116,100	VeriFone Systems, Inc.*^	6,022,107
57,000	Visa, Inc., Class A	6,726,000

		12,748,107

Machinery (3.9%):
142,900	Eaton Corp.	7,120,707
88,100	PACCAR, Inc.	4,125,723
83,200	Stanley Black & Decker, Inc.	6,403,072
191,530	Terex Corp.*	4,309,425

		21,958,927

Media (1.2%):
229,100	Comcast Corp., Class A	6,875,291

Metals & Mining (0.9%):
135,200	Freeport-McMoRan Copper & Gold, Inc.	5,143,008

Oil, Gas & Consumable Fuels (5.5%):
155,702	Alpha Natural Resources, Inc.*	2,368,227
119,800	Anadarko Petroleum Corp.	9,385,132
147,900	Exxon Mobil Corp.	12,827,367
110,000	Range Resources Corp.	6,395,400

		30,976,126

Personal Products (0.5%):
40,100	Herbalife, Ltd.	2,759,682

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (1.9%):
282,300	Pfizer, Inc.	$6,396,918
83,400	Valeant Pharmaceuticals International, Inc.*	4,477,746

		10,874,664

Professional Services (0.7%):
77,800	Manpower, Inc.	3,685,386

Real Estate Investment Trusts (REITs) (1.0%):
85,300	American Tower Corp.	5,375,606

Semiconductors & Semiconductor Equipment (4.5%):
75,400	Avago Technologies, Ltd.	2,938,338
151,635	Broadcom Corp., Class A	5,959,256
429,500	Marvell Technology Group, Ltd.*	6,756,035
205,500	NXP Semiconductors NV, ADR*	5,468,355
117,700	Xilinx, Inc.	4,287,811

		25,409,795

Software (8.3%):
115,000	Check Point Software Technologies, Ltd.*	7,341,600
535,300	Microsoft Corp.	17,263,425
102,800	Red Hat, Inc.*	6,156,692
65,301	Salesforce.com, Inc.*	10,089,658
50,100	VMware, Inc., Class A*	5,629,737

		46,481,112

Specialty Retail (1.7%):
194,400	Home Depot, Inc. (The)	9,780,264

Textiles, Apparel & Luxury Goods (2.0%):
73,300	Coach, Inc.	5,664,624
78,900	Michael Kors Holdings, Ltd.*	3,675,951
23,000	Under Armour, Inc., Class A*^	2,162,000

		11,502,575

Total Common Stocks (Cost $425,931,585)		556,480,047

Securities Held as Collateral for Securities on Loan (3.0%):
$ 17,082,799	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	17,082,799

Total Securities Held as Collateral for Securities on Loan (Cost $17,082,799)		17,082,799

Unaffiliated Investment Company (0.9%):
5,051,894	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,051,893

Total Unaffiliated Investment Company (Cost $5,051,893)		5,051,893

Total Investment Securities (Cost $448,066,277)(c)—103.2%		578,614,739
Net other assets (liabilities) — (3.2)%		(18,013,928)

Net Assets — 100.0%		$560,600,812

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $16,558,586.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	1.2%
Canada	0.8
Cayman Islands	0.5
Hong Kong	0.6
Israel	1.3
Netherlands	2.1
Singapore	0.5
Switzerland	0.6
United States	92.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (60.5%):
Aerospace & Defense (0.9%):
10,844	Boeing Co. (The)	$806,468
6,092	General Dynamics Corp.	447,031
691	L-3 Communications Holdings, Inc.	48,902
2,663	Precision Castparts Corp.	460,433
16,552	Spirit AeroSystems Holdings, Inc., Class A*	404,862
11,769	United Technologies Corp.	976,121

		3,143,817

Auto Components (0.6%):
5,500	AISIN SEIKI Co., Ltd.	195,618
449	Autoliv, Inc.^	30,106
2,679	BorgWarner, Inc.*	225,947
19,000	Bridgestone Corp.	464,906
61,000	Cheng Shin Rubber Industry Co., Ltd.	146,628
7,400	DENSO Corp.	250,195
12,800	Futaba Industrial Co., Ltd.	72,478
6,761	Johnson Controls, Inc.	219,597
1,100	Lear Corp.	51,139
334	Mando Corp.	49,119
20,100	Toyota Industries Corp.	612,452

		2,318,185

Automobiles (1.6%):
3,431	Bayerische Motoren Werke AG (BMW)	308,470
14,000	Daihatsu Motor Co., Ltd.^	258,680
9,451	Daimler AG, Registered Shares^	569,702
62,000	Dongfeng Motor Corp., H Shares	112,798
40,972	Ford Motor Co.	511,740
78,000	Fuji Heavy Industries, Ltd.	633,745
19,144	General Motors Co.*	491,044
148,000	Guangzhou Automobile Group Co., Ltd., H Shares	146,664
18,200	Honda Motor Co., Ltd.	699,766
1,798	Hyundai Motor Co.	373,313
39,200	Suzuki Motor Corp.	945,824
9,800	Toyota Motor Corp.	426,816
96,000	Yulon Motor Co., Ltd.	183,581

		5,662,143

Beverages (0.6%):
4,066	Coca-Cola Co. (The)	300,925
1,390	Coca-Cola Enterprises, Inc.	39,754
4,720	Constellation Brands, Inc., Class A*	111,345
9,958	Diageo plc, Sponsored ADR	960,947
4,158	Dr Pepper Snapple Group, Inc.	167,193
1,978	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	162,730
27,000	Kirin Holdings Co., Ltd.	351,704

		2,094,598

Biotechnology (0.5%):
724	Amgen, Inc.	49,225
446	Biogen Idec, Inc.*	56,183
3,137	Celgene Corp.*	243,180
10,909	CSL, Ltd.	405,544
13,373	Gilead Sciences, Inc.*	653,271
9,700	Vertex Pharmaceuticals, Inc.*	397,797

		1,805,200

Building Products (0.0%):
885,531	Yuanda China Holdings, Ltd.*^	121,958

Shares		Fair Value
Common Stocks, continued
Capital Markets (0.9%):
651	Ameriprise Financial, Inc.	$37,192
36,276	Bank of New York Mellon Corp. (The)	875,340
4,556	Deutsche Bank AG, Registered Shares	226,616
1,652	Deutsche Bank AG, Registered Shares^	82,253
6,067	Goldman Sachs Group, Inc. (The)	754,553
4,708	Northern Trust Corp.	223,394
15,139	State Street Corp.	688,824
27,305	UBS AG, Registered Shares*	383,038

		3,271,210

Chemicals (2.3%):
42,000	Asahi Kasei Corp.	260,248
19,467	BASF SE	1,704,368
208,000	China BlueChemical, Ltd., H shares	157,443
15,525	Dow Chemical Co. (The)	537,786
10,710	E.I. du Pont de Nemours & Co.	566,559
902	Eastman Chemical Co.	46,624
11,303	FMC Corp.	1,196,536
11,400	Hitachi Chemical Co., Ltd.	207,160
7,800	JSR Corp.	158,751
16,700	Kuraray Co., Ltd.	237,009
6,080	Lanxess AG	502,639
8,178	Orica, Ltd.	236,957
6,811	Potash Corp. of Saskatchewan, Inc.	311,195
576	PPG Industries, Inc.	55,181
1,910	Praxair, Inc.	218,962
180,900	PTT Global Chemical PCL	416,436
2,530	Samsung Fine Chemicals Co., Ltd.	121,799
13,000	Shin-Etsu Chemical Co., Ltd.	757,253
3,016	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	176,949
42,000	SUMITOMO CHEMICAL Co., Ltd.^	180,273
113,000	Ube Industries, Ltd.	308,199

		8,358,327

Commercial Banks (2.1%):
11,831	Banco do Brasil SA	168,125
2,859	Bank of Nova Scotia	160,209
12,351	BNP Paribas SA	586,589
13,000	DBS Group Holdings, Ltd.	146,610
29,572	DnB NOR ASA	380,085
51,761	HSBC Holdings plc(a)	459,396
121,389	Intesa Sanpaolo	217,711
200,189	Lloyds Banking Group plc*	107,638
71,900	Mitsubishi UFJ Financial Group, Inc.	361,620
12,454	Nordea Bank AB^	113,329
61,000	Oversea-Chinese Banking Corp., Ltd.	432,775
275,447	Sberbank	894,048
66,700	Siam Commercial Bank Public Co., Ltd.	311,100
6,396	Societe Generale	187,005
8,200	Sumitomo Mitsui Financial Group, Inc.	272,334
5,792	Swedbank AB, A Shares^	90,204
1,000	Toronto-Dominion Bank (The)	84,898
56,900	Turkiye Garanti Bankasi AS	225,768
24,674	U.S. Bancorp	781,672
13,408	UniCredit SpA	67,201
8,000	United Overseas Bank, Ltd.	117,001
41,044	Wells Fargo & Co.	1,401,242

		7,566,560

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment (1.3%):
75,771	Cisco Systems, Inc.	$1,602,557
628	Harris Corp.	28,310
20,000	HTC Corp.	404,924
25,588	Juniper Networks, Inc.*	585,453
5,736	Motorola Solutions, Inc.	291,561
13,986	Polycom, Inc.*	266,713
23,730	QUALCOMM, Inc.	1,614,115

		4,793,633

Computers & Peripherals (2.3%):
9,213	Apple, Inc.*	5,522,917
29,156	Dell, Inc.*	483,990
24,446	EMC Corp.*	730,446
21,183	Hewlett-Packard Co.	504,791
8,300	NetApp, Inc.*	371,591
14,473	SanDisk Corp.*	717,716
1,248	Western Digital Corp.*	51,655

		8,383,106

Construction & Engineering (0.4%):
20,000	JGC Corp.	622,316
9,611	KBR, Inc.	341,671
9,000	Kinden Corp.	69,835
4,936	Larsen & Toubro, Ltd.	126,733
47,000	Okumura Corp.	185,416
46,000	Toda Corp.	154,667

		1,500,638

Consumer Finance (0.2%):
3,536	American Express Co.	204,593
4,369	Capital One Financial Corp.	243,528
11,904	Discover Financial Services	396,879

		845,000

Containers & Packaging (0.0%):
4,468	Crown Holdings, Inc.*	164,556

Diversified Financial Services (1.4%):
110,246	Bank of America Corp.	1,055,054
44,465	Citigroup, Inc.	1,625,196
48,064	ING Groep NV*	400,754
44,361	JPMorgan Chase & Co.	2,039,719

		5,120,723

Diversified Telecommunication Services (2.8%):
65,969	AT&T, Inc.	2,060,212
766	BCE, Inc.	30,686
152,662	BT Group plc	552,017
3,712	CenturyLink, Inc.	143,469
224,000	China Telecom Corp., Ltd., H Shares	123,328
88,000	China Unicom (Hong Kong), Ltd.	147,978
70,000	Chunghwa Telecom Co., Ltd.	215,589
13,674	Chunghwa Telecom Co., Ltd., ADR	420,612
44,807	Deutsche Telekom AG, Registered Shares	539,424
13,449	France Telecom SA	199,475
1,050	KT Corp.	29,033
14,907	KT Corp., Sponsored ADR*	204,077
10,800	Nippon Telegraph & Telephone Corp.	491,559
108,500	PT Telekomunikasi Indonesia Tbk	82,875
177,000	Singapore Telecommunications, Ltd.	443,568
772	Swisscom AG, Registered Shares^	312,312
1,194	Telecom Argentina SA, Sponsored ADR	21,158

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
77,077	Telecom Egypt	$180,761
83,191	Telecom Italia SpA	98,837
35,710	Telefonica Brasil SA, ADR	1,093,797
24,646	Telefonica SA	404,247
4,546	Telefonica SA, Sponsored ADR	74,600
6,034	Telekom Austria AG	70,322
310,600	Telekom Malaysia Berhad	539,488
54,891	Telstra Corp., Ltd.	187,054
2,504	Telus Corp.	145,338
42,178	Turk Telekomunikasyon AS	183,561
26,043	Verizon Communications, Inc.	995,624
2,700	Ziggo NV*	84,214

		10,075,215

Electric Utilities (1.2%):
6,247	American Electric Power Co., Inc.	241,009
32,000	Cheung Kong Infrastructure Holdings, Ltd.	194,675
17,533	Companhia Energetica de Minas Gerais SA, Sponsored ADR	416,935
2,082	Entergy Corp.	139,910
7,155	Exelon Corp.	280,548
1,140,787	Federal Hydrogenerating Co. (RusHydro)	43,464
138,079	Federal Hydrogenerating Co. (RusHydro), ADR	506,391
1,152	ITC Holdings Corp.	88,635
12,594	NextEra Energy, Inc.	769,242
3,900	Pampa Energia SA, Sponsored ADR*	33,540
13,603	PPL Corp.	384,421
28,920	Scottish & Southern Energy plc	614,410
11,798	Southern Co. (The)	530,084

		4,243,264

Electrical Equipment (0.2%):
63,142	Bharat Heavy Electricals, Ltd.	319,810
46,400	Dongfang Electric Corp., Ltd., H Shares	112,392
316,000	Shanghai Electric Group Co., Ltd., H Shares	161,491
10,200	Sumitomo Electric Industries, Ltd.	141,072

		734,765

Electronic Equipment, Instruments & Components (0.8%):
81,465	Corning, Inc.	1,147,027
35,000	Hitachi, Ltd.	226,314
47,000	Hon Hai Precision Industry Co., Ltd.	182,466
19,500	HOYA Corp.	438,727
6,300	Murata Manufacturing Co., Ltd.	377,046
22,000	Nippon Electric Glass Co., Ltd.	193,462
4,700	TDK Corp.	268,964
1,600	TE Connectivity, Ltd.	58,800

		2,892,806

Energy Equipment & Services (1.1%):
3,365	Baker Hughes, Inc.	141,128
724	Diamond Offshore Drilling, Inc.^	48,327
12,698	Halliburton Co.	421,447
957	Helmerich & Payne, Inc.	51,630
17,941	McDermott International, Inc.*	229,824
14,348	National-Oilwell Varco, Inc.	1,140,236
18,538	Schlumberger, Ltd.	1,296,362
1,456	Technip-Coflexip SA	171,786

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,390	Tenaris SA, ADR	$206,060
2,100	Transocean, Ltd.	114,870
14,955	Weatherford International, Ltd.	225,671
0	Weatherford International, Ltd.*	—

		4,047,341

Food & Staples Retailing (0.6%):
6,337	BIM Birlesik Magazalar AS	240,216
13,082	CVS Caremark Corp.	586,074
1,680	Kroger Co. (The)	40,706
19,979	Wal-Mart Stores, Inc.	1,222,715

		2,089,711

Food Products (1.4%):
751	Bunge, Ltd.	51,398
5,953	ConAgra Foods, Inc.	156,326
44,222	Cosan, Ltd., Class A Shares	656,697
3,245	Cresud SA, C.I.F.y A, Sponsored ADR	39,978
12,692	General Mills, Inc.	500,699
2,889	H.J. Heinz Co.	154,706
29,500	IOI Corp., Berhad	51,434
9,709	Mead Johnson Nutrition Co.	800,798
17,618	Nestle SA, Registered Shares	1,109,153
30,100	Sara Lee Corp.	648,053
28,106	SLC Agricola SA	299,436
6,336	Unilever NV*(b)(c)	—
6,400	Unilever NV	217,743
2,631	Unilever NV, NYS	89,533
4,764	Unilever plc	157,244
2,909	Unilever plc, Sponsored ADR	96,143

		5,029,341

Gas Utilities (0.2%):
102,000	China Resources Gas Group, Ltd.	195,536
126,000	Tokyo Gas Co., Ltd.	595,717

		791,253

Health Care Equipment & Supplies (0.6%):
5,000	Covidien plc	273,400
7,564	Essilor International SA Cie Generale d’Optique	674,134
19,979	Hologic, Inc.*	430,547
17,468	Medtronic, Inc.	684,571
3,900	Terumo Corp.	187,967

		2,250,619

Health Care Providers & Services (2.0%):
19,165	Aetna, Inc.	961,316
7,953	AmerisourceBergen Corp.	315,575
918	Cardinal Health, Inc.	39,575
6,045	CIGNA Corp.	297,716
1,075	Coventry Health Care, Inc.	38,238
4,127	DaVita, Inc.*	372,132
8,960	Fresenius Medical Care AG & Co., KGaA	634,551
14,551	HCA Holdings, Inc.	359,992
10,558	HealthSouth Corp.*	216,228
5,575	Humana, Inc.	515,576
60,673	Life Healthcare Group Holdings Pte, Ltd.	198,086
5,853	McKesson, Inc.	513,718
7,360	Medco Health Solutions, Inc.*	517,408
59,000	Raffles Medical Group, Ltd.	108,901

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
84,300	Shanghai Pharmaceuticals Holding Co., Ltd., H Shares*	$135,012
99,600	Sinopharm Group Co., H Shares	279,251
9,597	UnitedHealth Group, Inc.	565,647
4,000	Universal Health Services, Inc., Class B	167,640
8,507	Vanguard Health Systems, Inc.*	83,879
10,895	WellPoint, Inc.	804,051

		7,124,492

Hotels, Restaurants & Leisure (0.2%):
12,730	International Game Technology	213,736
4,558	McDonald’s Corp.	447,140
837	Wyndham Worldwide Corp.	38,929

		699,805

Household Durables (0.4%):
34,875	Cyrela Brazil Realty SA Empreendimentos e Participacoes	310,582
1,300	Garmin, Ltd.	61,035
59,721	MRV Engenharia e Participacoes SA	423,189
35,603	PulteGroup, Inc.*	315,086
3,200	Rinnai Corp.	231,602

		1,341,494

Household Products (0.4%):
7,251	Colgate-Palmolive Co.	709,003
13,013	Procter & Gamble Co. (The)	874,604

		1,583,607

Independent Power Producers & Energy Traders (0.7%):
39,442	Adani Power, Ltd.*	52,989
30,034	AES Corp. (The)*	392,544
26,838	Calpine Corp.*	461,882
126,000	China Resources Power Holdings Co.	233,238
258,000	Huaneng Power International, Inc., H Shares	140,689
123,511	International Power plc	799,676
8,561	NRG Energy, Inc.*	134,151
9,457	Tractebel Energia SA	168,440

		2,383,609

Industrial Conglomerates (1.9%):
5,471	3M Co.	488,068
135,000	Beijing Enterprises Holdings, Ltd.	823,074
67,000	Fraser & Neave, Ltd.	357,099
113,823	General Electric Co.	2,284,428
30,000	Hutchison Whampoa, Ltd.	299,527
57,000	Keppel Corp., Ltd.	498,241
21,215	Koninklijke Philips Electronics NV	429,898
2,861	LG Corp.	164,315
12,017	Siemens AG, Registered Shares	1,212,720
576,000	Tianjin Development Holdings, Ltd.*	263,972

		6,821,342

Insurance (2.1%):
12,552	ACE, Ltd.	918,806
42,000	AIA Group, Ltd.	153,807
3,453	Allstate Corp. (The)	113,673
9,688	Amlin plc	51,117
4,972	Arch Capital Group, Ltd.*	185,157
26,901	AXA SA	446,318
1,033	Axis Capital Holdings, Ltd.	34,265
5,781	Chubb Corp. (The)	399,525

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,682	CNA Financial Corp.	$49,333
5,726	Endurance Specialty Holdings, Ltd.	232,819
13,945	Fidelity National Financial, Inc., Class A	251,428
2,381	Lincoln National Corp.	62,763
8,214	MetLife, Inc.	306,793
22,200	MS&AD Insurance Group Holdings, Inc.^	460,456
1,271	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	191,777
14,500	Ping An Insurance Group Co. of China, H Shares	108,884
2,633	Platinum Underwriters Holdings, Ltd.	96,105
7,570	Progressive Corp. (The)	175,473
3,606	Prudential Financial, Inc.	228,584
625	Reinsurance Group of America, Inc.	37,169
2,706	RenaissanceRe Holdings, Ltd.	204,925
9,200	Sony Financial Holdings, Inc.	165,161
36,000	Tokio Marine Holdings, Inc.	999,002
877	Torchmark Corp.	43,718
9,658	Travelers Cos., Inc. (The)	571,754
1,680	UnumProvident Corp.	41,126
4,100	Validus Holdings, Ltd.	126,895
32,100	XL Group plc	696,249
1,034	Zurich Insurance Group AG	278,107

		7,631,189

Internet & Catalog Retail (0.0%):
1,003	Expedia, Inc.	33,540

Internet Software & Services (0.7%):
7,865	eBay, Inc.*	290,140
2,950	Google, Inc., Class A*	1,891,658
576	Yahoo! Japan Corp.	186,489

		2,368,287

IT Services (1.2%):
800	Accenture plc, Class A	51,600
498	Alliance Data Systems Corp.*^	62,728
1,577	Amdocs, Ltd.*	49,802
1,733	Atos Origin SA	99,811
1,543	Cognizant Technology Solutions Corp., Class A*	118,734
2,477	Fidelity National Information Services, Inc.	82,038
10,611	International Business Machines Corp.	2,213,985
1,492	MasterCard, Inc., Class A	627,446
6,717	Visa, Inc., Class A	792,606
1,745	Western Union Co.	30,712

		4,129,462

Leisure Equipment & Products (0.1%):
14,695	Mattel, Inc.	494,634

Life Sciences Tools & Services (0.6%):
10,840	Agilent Technologies, Inc.*	482,488
7,400	Life Technologies Corp.*	361,268
1,214	Mettler-Toledo International, Inc.*	224,287
8,012	PerkinElmer, Inc.	221,612
6,787	Thermo Fisher Scientific, Inc.	382,651
4,384	Waters Corp.*	406,221

		2,078,527

Shares		Fair Value
Common Stocks, continued
Machinery (0.7%):
1,237	CNH Global NV*	$49,109
61,000	CSR Corp., Ltd., H Shares	41,617
1,900	Fanuc, Ltd.	341,566
51,153	Fiat Industrial SpA*	545,375
64,000	Haitian International Holdings, Ltd.	72,024
9,300	Komatsu, Ltd.	266,437
64,000	Kubota Corp.	617,328
4,112	PACCAR, Inc.	192,565
1,431	Pall Corp.	85,330
565	Parker Hannifin Corp.	47,771
35,000	SembCorp Marine, Ltd.	146,947
4,715	SKF AB, B Shares	115,357

		2,521,426

Media (0.9%):
44,414	Comcast Corp., Class A	1,332,864
5,403	DISH Network Corp., Class A	177,921
5,481	Eutelsat Communications	202,688
4,897	Kabel Deutschland Holding AG*	302,261
836	McGraw-Hill Cos., Inc. (The)	40,521
32,000	Singapore Press Holdings, Ltd.	99,793
3,347	Time Warner Cable, Inc.	272,780
7,800	Toho Co., Ltd.	143,488
5,800	Viacom, Inc., Class B	275,268
10,454	Walt Disney Co. (The)	457,676
29,025	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	98,652

		3,403,912

Metals & Mining (3.8%):
9,892	Agnico-Eagle Mines, Ltd.	330,195
18,989	Alamos Gold, Inc.	348,665
35,318	Alcoa, Inc.	353,886
9,719	Anglo American plc	362,947
1,551	AngloGold Ashanti, Ltd., Sponsored ADR	57,263
24,041	Antofagasta plc	444,082
21,153	Barrick Gold Corp.	919,732
10,582	BHP Billiton plc	323,988
19,833	BHP Billiton, Ltd.	717,112
7,660	Detour Gold Corp.	191,039
43,438	Eldorado Gold Corp.	596,772
8,438	Freeport-McMoRan Copper & Gold, Inc.	320,982
24,337	Glencore International plc	151,794
35,187	Goldcorp, Inc.	1,585,526
7,744	Harmony Gold Mining Co., Ltd., Sponsored ADR	84,642
22,473	IAMGOLD Corp.	298,666
14,206	IAMGOLD Corp.	189,185
38,631	Katanga Mining, Ltd.	40,676
13,600	Kinross Gold Corp.	133,144
34,347	Kinross Gold Corp.	335,824
24,571	Magnitogorsk Iron & Steel Works, Sponsored GDR, Registered Shares*	145,709
90,986	Mongolian Mining Corp.*	86,744
29,903	Newcrest Mining, Ltd.	919,979
23,485	Newmont Mining Corp.	1,204,076
17,833	Osisko Mining Corp.	207,086
3,602	Petropavlovsk plc	32,054

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
151,667	Polyus Gold International, Ltd., Sponsored GDR*	$462,584
486	POSCO	163,461
2,153	POSCO, ADR	180,206
5,667	Randgold Resources, Ltd., ADR	498,583
8,564	Rio Tinto plc	474,659
11,900	Rio Tinto, Ltd.	806,582
15,428	Silver Wheaton Corp.	512,210
1,193	Teck Resources, Ltd., Class B	42,542

		13,522,595

Multi-Utilities (0.3%):
1,404	Ameren Corp.	45,742
10,628	CMS Energy Corp.	233,816
4,489	Dominion Resources, Inc.	229,882
69,059	National Grid plc	696,716

		1,206,156

Multiline Retail (0.0%):
1,080	Macy’s, Inc.	42,908

Office Electronics (0.3%):
13,900	Canon, Inc.	662,981
37,740	Xerox Corp.	304,939

		967,920

Oil, Gas & Consumable Fuels (7.3%):
661	Alliance Resource Partners LP	39,726
9,652	Anadarko Petroleum Corp.	756,138
5,490	Apache Corp.	551,416
44,658	BG Group plc	1,035,883
62,842	BP plc	469,311
14,089	BP plc, Sponsored ADR	634,005
13,103	Canadian Natural Resources, Ltd.	434,758
17,301	Chevron Corp.	1,855,359
44,000	China Shenhua Energy Co. Ltd., H Shares	185,461
735	ConocoPhillips	55,867
38,600	Consol Energy, Inc.	1,316,260
8,984	Devon Energy Corp.	638,942
32,945	Eni SpA	771,810
7,033	EQT Corp.	339,061
49,878	Exxon Mobil Corp.	4,325,919
21,482	Genel Energy plc*	254,918
112	INPEX Corp.	760,782
24,470	KazMunaiGas Exploration Production, GDR, Registered Shares	496,223
133,788	Kuzbassrazrezugol*	42,143
16,118	Marathon Oil Corp.	510,941
21,617	Marathon Petroleum Corp.	937,313
838	Murphy Oil Corp.	47,154
16,423	Occidental Petroleum Corp.	1,563,962
16,700	OGX Petroleo e Gas Participacoes SA*	138,381
78,807	Petroleo Brasileiro SA, Sponsored ADR	2,014,307
971,000	PT Bumi Resources Tbk	249,532
23,400	PTT PCL	268,219
17,529	QEP Resources, Inc.	534,635
63,081	Quicksilver Resources, Inc.*^	317,928
9,836	Reliance Industries, Ltd.	144,859
46,982	Rosneft Oil Co. OJSC, Sponsored GDR, Registered Shares	333,254

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,469	Royal Dutch Shell plc, Sponsored ADR	$593,931
5,725	SM Energy Co.	405,158
15,843	Statoil ASA	429,855
19,167	Suncor Energy, Inc.	626,406
10,480	Talisman Energy, Inc.	131,788
10,535	Total SA	536,901
6,879	Total SA, Sponsored ADR	351,654
7,830	Tupras-Turkiye Petrol Rafinerileri AS	200,358
1,986	Valero Energy Corp.	51,179
13,585	Whiting Petroleum Corp.*	737,665

		26,089,362

Paper & Forest Products (0.1%):
5,687	International Paper Co.	199,614

Personal Products (0.2%):
913	Herbalife, Ltd.	62,833
70,888	Hypermarcas SA	500,765
4,900	Kao Corp.	129,286

		692,884

Pharmaceuticals (3.5%):
11,742	Abbott Laboratories	719,667
4,800	Astellas Pharma, Inc.	198,382
964	AstraZeneca plc, Sponsored ADR	42,888
9,543	Bayer AG	671,701
39,619	Bristol-Myers Squibb Co.	1,337,141
5,300	Eli Lilly & Co.	213,431
1,013	GlaxoSmithKline plc, Sponsored ADR	45,494
32,169	Johnson & Johnson Co.	2,121,867
22,000	Kyowa Hakko Kogyo Co., Ltd.	245,817
36,284	Merck & Co., Inc.	1,393,306
9,700	Mitsubishi Tanabe Pharma Corp.	136,757
17,801	Mylan, Inc.*	417,434
11,325	Novartis AG, Registered Shares	627,437
3,196	Perrigo Co.	330,179
85,460	Pfizer, Inc.	1,936,524
2,529	Roche Holding AG	440,462
7,122	Sanofi	552,067
891	Sanofi, ADR	34,526
17,430	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	785,396
3,300	Valeant Pharmaceuticals International, Inc.*	177,177

		12,427,653

Professional Services (0.1%):
27,096	Qualicorp SA*	232,841

Real Estate Investment Trusts (REITs) (0.4%):
7,998	American Tower Corp.	504,034
175,500	Link REIT (The)	653,043
8	Nippon Building Fund, Inc.	76,263
1,919	Simon Property Group, Inc.	279,560

		1,512,900

Real Estate Management & Development (0.8%):
4,392	Brookfield Asset Management, Inc., Class A	138,655
132,000	Capitaland, Ltd.(d)	327,502
17,000	Cheung Kong Holdings, Ltd.	219,461
11,000	Daiwa House Industry Co., Ltd.	146,528
71,000	Global Logistic Properties, Ltd.*	124,239

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
3,776	IRSA Inversiones y Representaciones SA, Sponsored ADR	$38,175
39,630	LSR Group OJSC, GDR, Registered Shares	233,635
8,000	Mitsui Fudosan Co., Ltd.	154,998
82	NTT Urban Development Corp.	67,153
59,264	St. Joe Co. (The)*^	1,126,609
44,000	Wharf Holdings, Ltd. (The)	239,525

		2,816,480

Road & Rail (0.8%):
33,082	Asciano, Ltd.	168,132
4,533	Canadian Pacific Railway, Ltd.^	344,281
649	Canadian Pacific Railway, Ltd.	49,274
13,000	East Japan Railway Co.	822,007
266,000	Guangshen Railway Co., Ltd., H Shares	103,420
10,052	Union Pacific Corp.	1,080,389
5,900	West Japan Railway Co.	237,422

		2,804,925

Semiconductors & Semiconductor Equipment (1.3%):
1,029	Altera Corp.	40,975
975	Analog Devices, Inc.	39,390
27,200	Applied Materials, Inc.	338,368
1,200	ASML Holding NV, NYS	60,168
27,800	Freescale Semiconductor Holdings I, Ltd.*^	427,842
28,588	Infineon Technologies AG	292,165
40,016	Intel Corp.	1,124,850
824	KLA-Tencor Corp.	44,842
11,118	Marvell Technology Group, Ltd.*	174,886
3,900	ROHM Co., Ltd.	192,708
1,079	Samsung Electronics Co., Ltd.	1,215,288
891	SMA Solar Technology AG	40,434
118,000	Taiwan Semiconductor Manufacturing Co., Ltd.	339,643
10,735	Texas Instruments, Inc.	360,803

		4,692,362

Software (2.4%):
53,900	Activision Blizzard, Inc.	690,998
1,916	Adobe Systems, Inc.*	65,738
911	BMC Software, Inc.*	36,586
28,618	CA, Inc.	788,712
818	Check Point Software Technologies, Ltd.*	52,221
32,582	Electronic Arts, Inc.*	536,951
792	Intuit, Inc.	47,623
101,243	Microsoft Corp.	3,265,087
2,600	Nintendo Co., Ltd.	393,931
79,225	Oracle Corp.	2,310,201
20,760	Symantec Corp.*	388,212

		8,576,260

Specialty Retail (0.2%):
1,063	Limited Brands, Inc. (The)	51,024
660	Ross Stores, Inc.	38,346
991	Urban Outfitters, Inc.*	28,848
4,430	Yamada Denki Co., Ltd.	278,355
101,891	Zhongsheng Group Holdings, Ltd.	200,917

		597,490

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.2%):
739	Coach, Inc.	$57,110
3,210	Compagnie Financiere Richemont SA, Bearer Shares, Class A	201,617
2,822	LVMH Moet Hennessy Louis Vuitton SA	484,741
200	Ralph Lauren Corp.	34,866

		778,334

Thrifts & Mortgage Finance (0.1%):
38,818	Housing Development Finance corp., Ltd.	512,310

Tobacco (0.5%):
13,494	Altria Group, Inc.	416,560
8,200	British American Tobacco Malaysia Berhad	151,594
4,944	British American Tobacco plc	249,646
2,008	Lorillard, Inc.	259,996
9,317	Philip Morris International, Inc.	825,579

		1,903,375

Trading Companies & Distributors (0.7%):
24,542	Adani Enterprises, Ltd.	147,193
37,000	Marubeni Corp.	268,245
44,200	Mitsubishi Corp.	1,030,732
51,800	Mitsui & Co., Ltd.	852,771
54,000	Noble Group, Ltd.	59,250

		2,358,191

Transportation Infrastructure (0.1%):
116,000	Jiangsu Expressway Co., Ltd., Series H^	111,985
24,708	Novorossiysk Commercial Sea Trade Port, GDR, Registered Shares^	186,864
854,000	Tianjin Port Development Holdings, Ltd.	118,720

		417,569

Water Utilities (0.1%):
6,773	American Water Works Co., Inc.	230,485

Wireless Telecommunication Services (1.4%):
30,028	America Movil SAB de C.V., ADR, Series L	745,595
408,000	Axiata Group Berhad	691,184
16,000	China Mobile, Ltd.	176,231
3,788	Crown Castle International Corp.*	202,052
115,000	Far EasTone Telecommunications Co., Ltd.	235,875
69	KDDI Corp.	449,081
76,000	M1, Ltd.	153,730
14,432	MetroPCS Communications, Inc.*	130,177
434	Millicom International Cellular SA, SDR	49,245
632	NTT DOCOMO, Inc.	1,053,621
2,526	Philippine Long Distance Telephone Co., Sponsored ADR	157,092
920	Rogers Communications, Inc., Class B	36,534
7,813	Rogers Communications, Inc., Class B	310,176
18,665	Turkcell Iletisim Hizmetleri AS*	95,640
19,400	VimpelCom, Ltd., Sponsored ADR	216,504
87,131	Vodafone Group plc	240,551
4,696	Vodafone Group plc, Sponsored ADR	129,938

		5,073,226

Total Common Stocks (Cost $203,080,609)		217,575,135

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Preferred Stocks (1.0%):
Automobiles (0.2%):
4,764	Volkswagen AG, Preferred Shares,	$838,428

Commercial Banks (0.5%):
9,820	Citigroup Capital XIII, Preferred Shares, 0.49%, Callable 10/30/15 @ 25	267,104
19,548	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	451,754
10,033	HSBC Holdings plc, Preferred Shares, Series 2, 0.50%, Callable 12/15/15 @ 25 ^	274,001
23,820	Itau Unibanco Holding SA, Preferred Shares, 0.42%	455,592
9,797	U.S. Bancorp, Preferred Shares, Series F, 0.37%, Callable 1/15/22 @ 25 (a)	266,380

		1,714,831

Food & Staples Retailing (0.2%):
14,600	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares, 0.09%	687,153

Metals & Mining (0.1%):
14,199	Vale SA, Preferred Shares,	321,378

Total Preferred Stocks (Cost $3,328,750)		3,561,790

Convertible Preferred Stocks (0.7%):
Automobiles (0.1%):
9,700	General Motors Co., Series B, 0.59% ^	405,945

Capital Markets (0.0%):
8,600	UBS AG, Preferred Shares, 0.59%	142,588

Commercial Banks (0.1%):
135	Wells Fargo & Co., Series L, Class A, 18.75% (a)	150,694

Electric Utilities (0.1%):
3,950	PPL Corp., 1.09%	212,312
4,820	PPL Corp., 1.19%	260,714

		473,026

Health Care Providers & Services (0.1%):
3,155	Omnicare Capital Trust II, Series B, 0.50%, Callable 4/16/12 @ 50	150,848

Oil, Gas & Consumable Fuels (0.2%):
680	Chesapeake Energy Corp., Series A, 14.38% (a)(d)	691,900
1,300	SandRidge Energy, Inc., 0.22% (a)	158,438

		850,338

Real Estate Investment Trusts (REITs) (0.1%):
4,000	Health Care REIT, Inc., Series I, 0.81% (a)	209,120

Total Convertible Preferred Stocks (Cost $2,339,157)		2,382,559

Principal Amount		Fair Value
Convertible Bonds, continued
Convertible Bonds (2.4%):
Biotechnology (0.2%):
$202,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 ^	$200,232
90,000	Gilead Sciences, Inc., Series B, 0.63%, 5/1/13	119,025
316,000	Gilead Sciences, Inc., 1.63%, 5/1/16	403,690

		722,947

Computers & Peripherals (0.0%):
62,000	3D Systems Corp., 5.50%, 12/15/16 (d)	81,995

Diversified Financial Services (0.6%):
1,370,000	Dana Gas Sukuk, Ltd., Series DANA, 7.50%, 10/31/12	1,061,791
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	250,473
50,000,000	Zeus (Cayman), 0.66%, 8/19/13 (d)(e)	598,188
20,000,000	Zeus Cayman II, Series REGS, 1.02%, 8/18/16 (e)(f)	240,181

		2,150,633

Diversified Telecommunication Services (0.0%):
100,000	Portugal Telecom International Finance, Series PTC, 4.13%, 8/28/14	122,015

Energy Equipment & Services (0.0%):
100,000	Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (d)	123,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16	466,800

Food Products (0.2%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14 (f)	292,736
200,000	Wilmar International, Ltd., Series WIL, , 12/18/12 (d)(e)	238,500

		531,236

Health Care Equipment & Supplies (0.2%):
561,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37 (g)	661,980

Metals & Mining (0.1%):
100,000	Anglo American plc, Series AAL, 4.00%, 5/7/14, Callable 5/22/12 @ 100	138,950
100,000	Petropavlovsk 2010, Ltd., Series POG, 4.00%, 2/18/15	91,350
200,000	Tata Steel, Ltd., 1.00%, 9/5/12	244,000

		474,300

Oil, Gas & Consumable Fuels (0.1%):
163,000	SM Energy Co., 3.50%, 4/1/27, Callable 4/30/12 @ 100 (g)	212,104

Pharmaceuticals (0.2%):
317,000	Mylan, Inc., 3.75%, 9/15/15	593,582

Real Estate Management & Development (0.6%):
250,000	CapitaLand, Ltd., 2.10%, 11/15/16	194,557
500,000	CapitaLand, Ltd., Series CAPL, 3.13%, 3/5/18	414,048
1,000,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22	748,057

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Convertible Bonds, continued
Real Estate Management & Development, continued
$ 300,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15 (d)	$309,450
500,000	Ying Li International Real Estate, Ltd., 4.00%, 3/3/15 (f)	350,123

		2,016,235

Software (0.1%):
158,000	Electronic Arts, Inc., 0.75%, 7/15/16 (d)	145,360
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14	123,600
190,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16 (d)	200,688

		469,648

Total Convertible Bonds (Cost $8,570,196)		8,627,425

Corporate Bonds (1.1%):
Capital Markets (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	109,236
100,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	110,813
65,000	HSBC Finance Corp., 6.68%, 1/15/21	69,383

		289,432

Commercial Banks (0.1%):
183,000	Ally Financial, Inc., 4.50%, 2/11/14	183,229
250,000	JPMorgan Chase Bank NA, 0.80%, 6/13/16 (h)	232,281
24,000	NB Capital Trust II, 7.83%, 12/15/26, Callable 5/7/12 @ 101.96	24,000
177,000	U.S. Bancorp, 2.20%, 11/15/16, Callable 10/14/16 @ 100, MTN	180,436

		619,946

Communications Equipment (0.1%):
161,000	Hughes Satellite Systems, 6.50%, 6/15/19	168,245
60,000	Hughes Satellite Systems, 7.63%, 6/15/21	64,350

		232,595

Computers & Peripherals (0.1%):
315,000	Hewlett-Packard Co., 2.60%, 9/15/17	314,806
Construction Materials (0.1%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44 (d)	78,844
260,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	249,600

		328,444

Diversified Financial Services (0.1%):
400,000	Citigroup Funding, Inc., Series E, 2.71%, 11/27/12, MTN (e)	395,460

Health Care Equipment & Supplies (0.0%):
30,000	DJO Finance LLC/ DJO Finance Corp., 9.75%, 10/15/17, Callable 10/15/13 @ 107.31	22,350

Health Care Providers & Services (0.1%):
92,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78	96,370

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 82,000	DaVita, Inc., 6.63%, 11/1/20, Callable 11/1/14 @ 104.97	$85,690

		182,060

Industrial Conglomerates (0.1%):
218,000	General Electric Capital Corp., Series A, 5.63%, 5/1/18, MTN	252,681

IT Services (0.1%):
213,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.53	226,313

Oil, Gas & Consumable Fuels (0.1%):
330,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	344,025
131,000	Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21, Callable 9/15/15 @ 103.88	135,912
22,000	Phillips 66, 2.95%, 5/1/17 (d)	22,361
220,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88 (d)	222,750

		725,048

Thrifts & Mortgage Finance (0.1%):
214,000	American Express Credit Co., 2.38%, 3/24/17, MTN	214,329

Total Corporate Bonds (Cost $3,802,237)		3,803,464

Foreign Bonds (7.7%):
Media (0.0%):
100,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88 +(d)	123,348

Metals & Mining (0.0%):
50,000	New World Resources BV, Series REGS, 7.88%, 5/1/18, Callable 5/1/14 @ 103.94 +(d)	67,675

Pharmaceuticals (0.1%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41 +(d)	144,350

Sovereign Bonds (7.6%):
880,000	Australian Government, Series 129, 5.50%, 12/15/13 +	941,670
50,000	Australian Government, Series 129, 5.50%, 12/15/13 +	53,504
1,497,000	Australian Government, Series 124, 5.75%, 5/15/21 +	1,756,908
723,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15 +(i)	906,183
4,120,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17 +(i)	2,255,038
4,136,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21 +(i)	2,184,768
2,526,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17 +	3,945,786
2,018,000	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19 +	3,092,754
353,000	Canadian Government, 4.00%, 6/1/16 +	389,341
674,000	Canadian Government, 1.50%, 3/1/17 +	673,189

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
520,000	Canadian Government, 3.50%, 6/1/20 +	$579,519
1,950,000	Hong Kong Government, 4.13%, 2/22/13 +	260,079
3,500,000	Hong Kong Government, 2.03%, 3/18/13 +	458,863
1,150,000	Hong Kong Government, 1.67%, 3/24/14 +	152,130
3,350,000	Hong Kong Government, 3.51%, 12/8/14 +	467,874
1,500,000	Hong Kong Government, 1.69%, 12/22/14 +	200,111
4,180,000	Malaysian Government, Series 0109, 2.51%, 8/27/12 +	1,362,232
1,335,000	Malaysian Government, Series 0108, 3.46%, 7/31/13 +	438,178
79,000,000	Mexican Cetes, Series BI, , 5/3/12 +(j)	615,035
1,100,000	Poland Government Bond, Series CPI, 3.00%, 8/24/16 +	459,336
790,000	Singapore Treasury Bill, Series 91, 0.30%, 5/3/12 +(e)	628,504
332,069	United Kingdom Treasury Bond, 4.25%, 12/7/40 +	617,010
355,000	United Kingdom Treasury Note, 4.00%, 9/7/16 +	644,663
2,248,000	United Kingdom Treasury Note, 4.75%, 3/7/20 +	4,387,999

		27,470,674

Total Foreign Bonds (Cost $27,106,338)		27,806,047

Yankee Dollars (2.1%):
Automobiles (0.0%):
110,000	Hyundai Motor Manufacturing Czech S.R.O. , 4.50%, 4/15/15(d)	115,932

Capital Markets (0.1%):
200,000	Hyundai Capital Services, Inc. , 4.38%, 7/27/16(d)	209,210

Commercial Banks (0.8%):
200,000	Banco Bradesco (Cayman) , 4.50%, 1/12/17(d)	210,400
300,000	Banco Santander Brasil SA , 4.63%, 2/13/17(d)	300,750
220,000	Banco Santander Chile , 2.51%, 2/14/14(d)(h)	218,891
290,000	Bank of Nova Scotia , 2.55%, 1/12/17	297,328
150,000	BBVA Bancomer SA Texas , 6.50%, 3/10/21(d)	156,375
200,000	Korea Development Bank , 3.50%, 8/22/17	203,218
230,000	Nordea Bank AB , 3.13%, 3/20/17(d)	230,239
209,000	Oversea-Chinese Banking Corp. , 1.63%, 3/13/15(d)	209,580
351,000	Rabobank Nederland - Utrecht , 3.38%, 1/19/17	358,841
254,000	Toronto-Dominion Bank (The) , 2.38%, 10/19/16	260,542
200,000	UBS AG London , 1.88%, 1/23/15(d)	201,451

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$ 200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17,	$221,741

		2,869,356

Diversified Financial Services (0.1%):
200,000	CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, (d)(h)	197,100

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd. , 3.50%, 1/13/17(d)	202,436

Metals & Mining (0.1%):
130,000	Evraz Group SA , 9.50%, 4/24/18(d)	143,127
85,000	FMG Resources August 2006 , 6.00%, 4/1/17^(d)	84,150
176,000	Rio Tinto Finance (USA), Ltd. , 2.00%, 3/22/17	176,398

		403,675

Oil, Gas & Consumable Fuels (0.5%):
140,000	Bumi Investment Pte, Ltd. , 10.75%, 10/6/17(d)	151,550
191,100	Odebrecht Drilling VIII/IX , 6.35%, 6/30/21(d)	203,522
275,000	OGX Austria GmbH , 8.50%, 6/1/18(d)	285,725
352,000	Petrobras International Finance Co. , 3.50%, 2/6/17	360,789
227,000	Petroleos Mexicanos , 6.00%, 3/5/20	258,439
100,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16, (d)	112,750
300,000	TNK-BP Finance SA , 6.63%, 3/20/17(d)	330,750

		1,703,525

Pharmaceuticals (0.0%):
150,000	Hypermarcas SA , 6.50%, 4/20/21(d)	145,500

Real Estate Management & Development (0.0%):
100,000	Yanlord Land Group, Ltd. , 9.50%, 5/4/17(d)	89,000

Road & Rail (0.1%):
255,862	Inversiones Alsacia SA , 8.00%, 8/18/18(f)	253,974
87,000	Viterra, Inc. , 5.95%, 8/1/20(d)	94,928

		348,902

Sovereign Bonds (0.2%):
457,000	Netherlands Government , 1.00%, 2/24/17(d)	449,277
91,000	Republic of Poland , 5.00%, 3/23/22	95,916
110,000	Socialist Republic of Vietnam, Series REGS, 6.75%, 1/29/20, (d)	120,175

		665,368

Wireless Telecommunication Services (0.1%):
274,000	Intelsat Jackson Holdings SA , 7.50%, 4/1/21	288,043
213,000	Vodafone Group plc , 1.63%, 3/20/17	210,019

		498,062

Total Yankee Dollars (Cost $7,297,884)		7,448,066

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligation (0.1%):
Collateralized Mortgage Obligation, continued
$ 302,563	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.99%, 11/15/13 (d)(h)	$282,898

Total Collateralized Mortgage Obligation (Cost $280,243)		282,898

Asset Backed Security (0.1%):
208,000	Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2(d)	212,956

Total Asset Backed Security (Cost $208,000)		212,956

U.S. Treasury Obligations (22.8%):
U.S. Treasury Bills (16.0%)
31,400,000	0.03%, 4/5/12 ^(e)	31,399,937
1,675,000	0.05%, 4/12/12 (e)	1,674,985
2,650,000	0.09%, 4/19/12 (e)	2,649,950
2,000,000	0.08%, 5/3/12 (e)	1,999,932
4,900,000	0.08%, 5/10/12 (e)	4,899,780
4,940,000	0.08%, 5/17/12 (e)	4,939,709
3,075,000	0.06%, 5/24/12 (e)	3,074,779
2,800,000	0.06%, 6/7/12 (e)	2,799,692
4,100,000	0.07%, 6/21/12 (e)	4,099,408

		57,538,172

U.S. Treasury Notes (6.8%)
397,800	0.63%, 7/31/12	398,453
742,300	2.25%, 1/31/15	778,429
2,554,600	2.38%, 2/28/15	2,690,313
3,063,800	2.50%, 3/31/15	3,241,883
3,295,000	2.25%, 3/31/16	3,485,751
502,100	0.88%, 1/31/17	499,001
395,300	1.00%, 3/31/17	394,466
1,905,000	1.38%, 9/30/18	1,892,349
200,000	1.75%, 10/31/18	203,172
194,800	1.25%, 1/31/19	190,721
5,644,600	3.50%, 5/15/20	6,349,294
4,218,400	2.63%, 8/15/20	4,447,446
98,500	2.00%, 2/15/22	96,607

		24,667,885

Total U.S. Treasury Obligations (Cost $82,554,253)		82,206,057

Shares or Contracts		Fair Value
Exchange Traded Funds (2.1%):
2,762	ETFS Physical Palladium Shares	$178,066
2,332	ETFS Platinum Trust	377,131
116,760	iShares Gold Trust	1,899,685
30,446	SPDR Gold Trust	4,936,515

Total Exchange Traded Fund (Cost $7,320,583)		7,391,397

Mutual Fund (0.0%):
58,293	VinaLand, Ltd.	34,396

Total Mutual Funds (Cost $38,496)		34,396

Purchased Put Options (0.1%):
5,384	On Antofagasta plc, Strike @ 13 Exp. 4/30/12	11,860
5,180	On Antofagasta plc, Strike @ 13 Exp. 5/1/12	12,945
468	On CAC-40 Index, Strike @ 2,850 Exp. 5/21/12	5,581
468	On CAC-40 Index, Strike @ 3,350 Exp. 5/21/12	47,655
260	On Conocophillips, Strike @ 70 Exp. 8/20/12	50,570
239	On Conocophillips, Strike @ 70 Exp. 1/21/13	96,795
118	On DAX GP, Strike @ 5,500 Exp. 5/21/12	852
118	On DAX GP, Strike @ 6,500 Exp. 5/21/12	9,142
3,661	On Freeport-McMoran Copper & Gold, Inc., Strike @ 41 Exp. 5/1/12	15,572
10	On Mead Johnson Nutrition Co., Strike @ 65 Exp. 5/21/12	110
20	On NASDAQ 100 Index, Strike @ 2,500 Exp. 4/23/12	5,700
5,675	On RIO LN, Strike @ 35 Exp. 4/30/12	14,862
3,503	On Russell 2000 Index, Strike @ 751 Exp. 7/23/12	65,410
517	On Russell 2000 Index, Strike @ 808 Exp. 8/20/12	20,920
516	On Russell 2000 Index, Strike @ 805 Exp. 10/22/12	26,784
14	On S&P 500 Index, Strike @ 300 Exp. 4/23/12	2,275
41	On Union Pacific Corp., Strike @ 105 Exp. 5/21/12	11,788

Total Purchased Put Options (Cost $775,271)		398,821

Purchased Call Options (0.1%):
1	On Apple, Inc., Strike @ 510 Exp. 4/23/12	9,095
60	On DAX Index, Strike @ 7,259 Exp. 9/24/12	14,718

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Purchased Call Options, continued
$ 128	On Intel Corp., Strike @ 27 Exp. 7/23/12	$23,872
14	On Microsoft Corp., Strike @ 32 Exp. 5/21/12	1,414
13,261	On MSCI Europe X UK Index, Strike @ 95 Exp. 6/18/12	35,419
9,141	On MSCI Europe X UK Index, Strike @ 92 Exp. 7/13/12	46,250
4,280	On MSCI Europe X UK Index, Strike @ 91 Exp. 9/23/12	29,006
69	On NIKEEI 225 Index, Strike @ 9,775 Exp. 12/17/12	56,281
6	On S&P 500 Index, Strike @ 1,385 Exp. 4/23/12	19,260
6	On S&P 500 Index, Strike @ 1,390 Exp. 5/21/12	22,980
476	On S&P 500 Index, Strike @ 1,410 Exp. 8/20/12	24,489
400	On S&P 500 Index, Strike @ 1,412 Exp. 8/20/12	20,201
6	On S&P 500 Index, Strike @ 1,425 Exp. 9/24/12	29,700
219,907	On Tokyo Stock Price Index, Strike @ 825 Exp. 6/11/12	119,005

Total Purchased Call Options (Cost $270,575)		451,690

Securities Held as Collateral for Securities on Loan (9.2%):
$ 33,257,997	Allianz Variable Insurance Products Securities Lending Collateral Trust(k)	33,257,997

Total Securities Held as Collateral for Securities on Loan (Cost $33,257,997)		33,257,997

Unaffiliated Investment Company (0.0%):
36,220	Dreyfus Treasury Prime Cash Management, 0.00%(e)	36,220

Total Unaffiliated Investment Company (Cost $36,220)		36,220

Total Investment Securities (Cost $380,266,808)(l)—110.0%		395,476,918
Net other assets (liabilities) — (10.0)%		(35,790,572)

Net Assets — 100.0%		$359,686,346

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
LIBOR	Represents the London InterBank Offered Rate
MTN	Medium Term Note
NYS	New York Shares
SDR	Swedish Depositary Receipt
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $32,538,023.
(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	The rate represents the effective yield at March 31, 2012.
(f)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of March 31, 2012 are identified below:
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 31, 2012.
(h)	Variable rate security. The rate presented represents the rate in effect at March 31, 2012. The date presented represents the final maturity date.
(i)	Principal amount is stated in 1,000 Brazilian Real Units.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(l)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

AZL BlackRock Global Allocation Fund

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Argentina	—	%^
Australia	1.7
Austria	—	^
Bermuda	0.6
Brazil	3.7
British Virgin Islands	0.1
Canada	3.0
Cayman Islands	0.5
Chile	0.2
China	0.6
Czech Republic	—	^
Egypt	—	^
France	1.2
Germany	4.1
Guernsey	0.1
Hong Kong	1.5
India	0.5
Indonesia	0.1
Ireland (Republic of)	0.3
Israel	0.2
Italy	0.5
Japan	6.3
Jersey	0.5
Kazakhstan	0.1
Luxembourg	0.4
Malaysia	0.9
Mexico	0.5
Mongolia	—	^
Netherlands	1.0
Norway	0.2
Panama	0.1
Philippines	—	^
Poland	0.2
Portugal	—	^
Republic of Korea (South)	0.8
Russian Federation	0.6
Singapore	1.7
South Africa	0.1
Spain	0.1
Sweden	0.1
Switzerland	1.4
Taiwan	0.6
Thailand	0.3
Turkey	0.3
United Kingdom	4.4
United States	60.5
Vietnam	—	^

	100.0%

^	Represents less than 0.05%.

At March 31, 2012, the Fund's open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	UBS Warburg	4/26/12	285,021	297,553	294,297	3,256
Australian Dollar	JPMorgan Chase	4/26/12	482,856	500,000	498,572	1,428
Australian Dollar	JPMorgan Chase	4/26/12	290,675	300,000	300,136	(136)
British Pound	Deutsche Bank	4/13/12	704,500	1,124,946	1,126,620	(1,674)
British Pound	JPMorgan Chase	4/13/12	375,600	598,714	600,651	(1,937)
British Pound	JPMorgan Chase	4/19/12	581,900	915,038	930,525	(15,487)
British Pound	Deutsche Bank	4/27/12	127,100	201,364	203,237	(1,873)
Eurpoean Euro	UBS Warburg	4/12/12	156,000	205,283	208,036	(2,753)
Eurpoean Euro	Credit Suisse First Boston	4/12/12	423,100	556,893	564,231	(7,338)
Eurpoean Euro	UBS Warburg	4/13/12	585,170	784,010	780,365	3,645
Eurpoean Euro	Deutsche Bank	4/19/12	180,720	236,327	241,009	(4,682)
Eurpoean Euro	Credit Suisse	4/20/12	347,100	452,817	462,897	(10,080)
Eurpoean Euro	UBS Warburg	4/20/12	317,500	413,549	423,422	(9,873)
Eurpoean Euro	Deutsche Bank	4/26/12	502,940	665,138	670,745	(5,607)
Eurpoean Euro	Credit Suisse First Boston	4/26/12	390,430	516,234	520,696	(4,462)
Eurpoean Euro	UBS Warburg	4/27/12	629,344	831,665	839,327	(7,662)
Japanese Yen	Deutsche Bank	4/5/12	26,832,261	332,985	324,272	8,713
Japanese Yen	UBS Warburg	4/5/12	40,559,406	503,218	490,167	13,051
Japanese Yen	Credit Suisse First Boston	4/20/12	95,873,600	1,146,437	1,158,815	(12,378)
Japanese Yen	Deutsche Bank	4/20/12	15,783,200	188,615	190,770	(2,155)
Mexican Nuevo Peso	UBS Warburg	5/3/12	7,900,000	620,899	615,594	5,305

				11,391,685	11,444,384	(52,699)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Canadian Dollar	Deutsche Bank	4/19/12	325,500	328,562	326,294	(2,268)
Canadian Dollar	Credit Suisse First Boston	4/19/12	220,100	222,173	220,637	(1,536)
Chinese Yuan	UBS Warburg	4/11/12	5,462,500	862,137	864,843	2,706
Chinese Yuan	Credit Suisse	4/13/12	6,183,300	979,222	981,687	2,465
Korean Won	Deutsche Bank	4/9/12	323,293,900	284,966	285,358	392
Norwegian Krone	UBS Warburg	4/12/12	3,671,600	643,238	644,891	1,653
Norwegian Krone	Deutsche Bank	4/12/12	3,638,700	637,250	639,113	1,863
Singapore Dollar	JPMorgan Chase	4/20/12	670,200	534,885	533,313	(1,572)
Singapore Dollar	HSBC	4/27/12	450,700	356,169	358,648	2,479
Swiss Franc	Credit Suisse	4/20/12	421,105	452,817	466,764	13,947
Swiss Franc	UBS Warburg	4/20/12	384,588	413,549	426,287	12,738
Swiss Franc	UBS Warburg	4/27/12	758,517	831,665	840,832	9,167
Taiwan Dollar	HSBC	4/13/12	8,378,400	283,533	284,044	511

				6,830,166	6,872,711	42,545

Futures Contracts

Cash of $1,549,495 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Hang Seng Index April Futures	Long	4/30/12	2	$263,995	$(6,980)
MSCI Taiwan Index April Futures	Long	4/30/12	72	2,032,560	(28,368)
DAX Index June Futures	Long	6/15/12	2	464,122	(3,122)
FTSE 100 Index June Futures	Long	6/15/12	2	183,265	(5,175)
S&P 500 Index E-Mini June Futures	Long	6/15/12	28	1,964,480	(2,829)

Total					$(46,474)

Interest Rate Swap Agreements

At March 31, 2012, the Fund’s open interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount ($)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.31%	9/15/15	UBS AG Stamford	6,000,000	(6,285)	—	(6,285)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.32%	9/15/15	JPMorgan Chase NA	6,000,000	(5,760)	—	(5,760)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.26%	9/15/15	UBS AG Stamford	600,000	7,984	—	7,984
Pay	3 - Month U.S. Dollar LIBOR BBA	1.58%	9/15/15	JPMorgan Chase NA	710,000	1,151	—	1,151

						(2,910)	—	(2,910)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Written Put Options (-0.1%)

Number of Contracts		Fair Value
(5,384)	On Antofagasta plc, Strike @ 11 Exp. 4/30/12	$(2,343)
(5,180)	On Antofagasta plc, Strike @ 11 Exp. 5/01/12	(2,912)
(1)	On Apple, Inc., Strike @ 475 Exp. 4/23/12	(57)
(936)	On CAC-40 Index, Strike @ 3,100 Exp. 5/21/12	(33,143)
(260)	On Conocophillips, Strike @ 60 Exp. 8/20/12	(13,390)
(239)	On Conocophillips, Strike @ 55 Exp. 1/21/13	(29,517)
(236)	On DAX GP, Strike @ 6,000 Exp. 5/21/12	(5,862)
(3,661)	On Freeport-McMoran Copper & Gold, Inc., Strike @ 36 Exp. 5/01/12	(3,912)
(128)	On Intel Corp., Strike @ 25 Exp. 7/23/12	(5,760)
(7,847)	On MSCI Europe X UK Index, Strike @ 85 Exp. 6/18/12	(8,307)
(9,141)	On MSCI Europe X UK Index, Strike @ 87 Exp. 7/13/12	(16,547)
(4,280)	On MSCI Europe X UK Index, Strike @ 86 Exp. 9/23/12	(11,441)
(20)	On NASDAQ 100 Index, Strike @ 2,350 Exp. 4/23/12	(1,450)
(69)	On NIKKEI 225 Index, Strike @ 8,877 Exp. 12/17/12	(20,599)
(74)	On Quicksilver Resources, Inc., Strike @ 6 Exp. 6/18/12	(8,880)
(5,675)	On RIO LN, Strike @ 30 Exp. 4/30/12	(1,224)
(3,503)	On Russell 2000 Index, Strike @ 636 Exp. 7/23/12	(16,914)
(517)	On Russell 2000 Index, Strike @ 725 Exp. 8/20/12	(9,736)
(516)	On Russell 2000 Index, Strike @ 730 Exp. 10/22/12	(15,370)
(400)	On S&P 500 Index, Strike @ 1,192 Exp. 8/20/12	(5,650)
(476)	On S&P 500 Index, Strike @ 1,241 Exp. 8/20/12	(8,975)
(6)	On S&P 500 Index, Strike @ 1,175 Exp. 9/24/12	(10,830)
(120,828)	On Tokyo Stock Price Index, Strike @ 675 Exp. 6/11/12	(2,043)

Total Written Put Options (Premiums received $(521,612))		$(234,860)

Written Call Options (-0.3%)

Number of Contracts		Fair Value
(83)	On Activision Blizzard, Inc., Strike @ 13 Exp. 1/21/13	$(11,205)
(19)	On Apple, Inc., Strike @ 450 Exp. 1/21/13	(315,495)
(272)	On Applied Materials, Inc., Strike @ 12 Exp. 7/23/12	(24,616)
(97)	On Cisco Systems, Strike @ 20 Exp. 1/21/13	(23,523)
(341)	On Corning, Inc., Strike @ 18 Exp. 1/21/13	(15,004)
(60)	On DAX Index, Strike @ 7,828 Exp. 9/24/12	(4,455)
(43)	On Dell, Inc., Strike @ 15 Exp. 1/21/13	(11,417)
(86)	On Electronic Arts, Inc., Strike @ 20 Exp. 1/21/13	(8,514)
(45)	On EMC Corp./Mass, Strike @ 25 Exp. 1/21/13	(26,663)
(17)	On International Business Machines, Strike @ 200 Exp. 1/21/13	(31,790)
(154)	On Jupiter Network, Inc., Strike @ 23 Exp. 7/23/12	(27,104)
(26)	On Mattel, Inc., Strike @ 35 Exp. 1/21/13	(4,290)
(2,300)	On Mattel, Inc., Strike @ 33 Exp. 1/21/13	(6,511)
(28)	On McDonald's Corp., Strike @ 105 Exp. 1/21/13	(6,748)
(83)	On NetApp, Inc., Strike @ 42 Exp. 1/21/13	(58,100)
(69)	On NIKKEI 225 Index, Strike @ 10,828 Exp. 12/17/12	(23,506)
(123)	On Oracle Corp., Strike @ 30 Exp. 1/21/13	(28,967)
(57)	On Polycom, Inc., Strike @ 28 Exp. 7/23/12	(855)
(2)	On Ralph Lauren Corp., Strike @ 170 Exp. 4/23/12	(1,290)
(3,503)	On Russell 2000 Index, Strike @ 824 Exp. 7/23/12	(160,347)
(517)	On Russell 2000 Index, Strike @ 878 Exp. 8/20/12	(12,723)
(516)	On Russell 2000 Index, Strike @ 895 Exp. 10/22/12	(13,793)
(1)	On S&P 500 Index, Strike @ 1,420 Exp. 4/02/12	(10)
(38)	On SanDisk Corp., Strike @ 50 Exp. 1/21/13	(24,795)
(194)	On Sara Lee Corp., Strike @ 20 Exp. 4/23/12	(31,040)
(16)	On SM Energy Co., Strike @ 85 Exp. 5/21/12	(560)
(52)	On U.S. Bancorp, Strike @ 30 Exp. 6/18/12	(12,324)
(6,400)	On Unilever NV, Strike @ 26 Exp. 6/18/12	(3,767)
(40)	On Universal Health Services, Strike @ 40 Exp. 7/23/12	(15,400)
(17)	On Valeant Pharmacetuicals International, Inc., Strike @ 50 Exp. 1/21/13	(16,320)
(51)	On Vertex Pharmaceuticals, Inc., Strike @ 35 Exp. 7/23/12	(40,545)
(46)	On Vertex Pharmaceuticals, Inc., Strike @ 40 Exp. 1/21/13	(37,720)
(44)	On Whiting Petroleum Corp., Strike @ 53 Exp. 1/21/13	(39,160)
(20)	On Whiting Petroleum Corp., Strike @ 73 Exp. 1/21/13	(4,100)

Total Written Call Options (Premiums received $(675,365))		$(1,042,655)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.0%):
Auto Components (1.6%):
21,076	Allison Transmission Holdings, Inc.*	$503,295
8,600	BorgWarner, Inc.*^	725,324
32,032	Tenneco, Inc.*	1,189,989

		2,418,608

Automobiles (0.6%):
19,911	Harley-Davidson, Inc.	977,232

Beverages (0.1%):
2,742	Beam, Inc.	160,599

Building Products (0.9%):
38,603	Owens Corning, Inc.*	1,390,866

Capital Markets (2.4%):
51,400	Raymond James Financial, Inc.	1,877,642
89,500	TD Ameritrade Holding Corp.	1,766,730

		3,644,372

Chemicals (3.5%):
5,600	Albemarle Corp.	357,952
37,200	Celanese Corp., Series A	1,717,896
28,900	International Flavor & Fragrances, Inc.	1,693,540
13,800	Methanex Corp.	447,534
12,139	PPG Industries, Inc.	1,162,916

		5,379,838

Commercial Banks (9.0%):
33,500	CIT Group, Inc.*	1,381,540
28,035	City National Corp.^	1,470,996
57,700	Comerica, Inc.	1,867,172
28,900	Cullen/Frost Bankers, Inc.	1,681,691
147,591	Fifth Third Bancorp	2,073,654
237,043	Huntington Bancshares, Inc.	1,528,927
26,451	SVB Financial Group*	1,701,857
93,756	Zions Bancorp	2,012,004

		13,717,841

Communications Equipment (0.1%):
48,300	Tellabs, Inc.	195,615

Computers & Peripherals (1.1%):
44,800	Diebold, Inc.	1,725,696

Consumer Finance (1.1%):
51,268	Discover Financial Services	1,709,275

Containers & Packaging (1.3%):
67,400	Packaging Corp. of America	1,994,366

Distributors (1.0%):
24,000	Genuine Parts Co.	1,506,000

Electric Utilities (3.8%):
57,900	Edison International	2,461,329
38,700	Northeast Utilities	1,436,544
121,000	NV Energy, Inc.	1,950,520

		5,848,393

Electrical Equipment (1.6%):
37,000	Babcock & Wilcox Co. (The)*	952,750
23,700	Cooper Industries plc, A Shares	1,515,615

		2,468,365

Electronic Equipment, Instruments & Components (0.8%):
30,600	Arrow Electronics, Inc.*	1,284,282

Energy Equipment & Services (2.9%):
13,300	Cameron International Corp.*	702,639
12,500	Dresser-Rand Group, Inc.*	579,875
47,301	Rowan Cos., Inc.*	1,557,622

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
32,800	Superior Energy Services, Inc.*	$864,608
42,500	Weatherford International, Ltd.*	641,325

		4,346,069

Food & Staples Retailing (0.6%):
43,200	Safeway, Inc.^	873,072

Food Products (2.3%):
11,900	Hershey Co.	729,827
27,706	J.M. Smucker Co. (The)	2,254,160
7,800	Ralcorp Holdings, Inc.*	577,902

		3,561,889

Gas Utilities (0.8%):
63,200	Questar Corp.	1,217,232

Health Care Equipment & Supplies (3.1%):
11,700	Cooper Cos., Inc. (The)	956,007
31,600	Teleflex, Inc.	1,932,340
27,400	Zimmer Holdings, Inc.*	1,761,272

		4,649,619

Health Care Providers & Services (1.4%):
36,500	Coventry Health Care, Inc.	1,298,305
12,542	Quest Diagnostics, Inc.	766,943

		2,065,248

Hotels, Restaurants & Leisure (2.2%):
20,923	Darden Restaurants, Inc.	1,070,420
58,863	International Game Technology	988,310
35,500	Royal Caribbean Cruises, Ltd.	1,044,765
3,000	Starwood Hotels & Resorts Worldwide, Inc.	169,230

		3,272,725

Household Durables (0.7%):
74,300	D.R. Horton, Inc.	1,127,131

Household Products (1.5%):
12,000	Clorox Co. (The)	825,000
19,200	Energizer Holdings, Inc.*	1,424,256

		2,249,256

Independent Power Producers & Energy Traders (1.0%):
112,336	AES Corp. (The)*	1,468,231

Industrial Conglomerates (0.5%):
15,800	Carlisle Cos., Inc.	788,736

Insurance (6.5%):
59,700	Axis Capital Holdings, Ltd.	1,980,249
85,714	Hartford Financial Services Group, Inc. (The)	1,806,851
70,772	Principal Financial Group, Inc.	2,088,482
38,525	Reinsurance Group of America, Inc.	2,291,082
82,935	XL Group plc	1,798,860

		9,965,524

Internet & Catalog Retail (2.3%):
37,000	Expedia, Inc.^	1,237,280
117,200	Liberty Media Corp. - Interactive, Class A*	2,237,348

		3,474,628

Leisure Equipment & Products (0.9%):
40,700	Mattel, Inc.	1,369,962

Life Sciences Tools & Services (0.5%):
16,700	Agilent Technologies, Inc.*	743,317

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (5.0%):
26,000	AGCO Corp.*	$1,227,460
33,800	Crane Co.	1,639,300
22,200	Kennametal, Inc.	988,566
18,900	Parker Hannifin Corp.	1,597,995
27,223	Stanley Black & Decker, Inc.	2,095,082

		7,548,403

Media (1.0%):
44,106	DISH Network Corp., Class A	1,452,411

Metals & Mining (1.4%):
75,500	Steel Dynamics, Inc.	1,097,770
34,300	United States Steel Corp.^	1,007,391

		2,105,161

Multi-Utilities (6.0%):
82,500	CMS Energy Corp.	1,815,000
36,066	Public Service Enterprise Group, Inc.	1,103,980
41,700	SCANA Corp.	1,901,937
38,402	Sempra Energy	2,302,584
56,997	Wisconsin Energy Corp.	2,005,155

		9,128,656

Multiline Retail (0.8%):
30,900	Macy’s, Inc.	1,227,657

Oil, Gas & Consumable Fuels (4.1%):
10,600	Cabot Oil & Gas Corp.	330,402
15,626	Cimarex Energy Co.	1,179,294
7,200	Noble Energy, Inc.	704,016
19,651	Peabody Energy Corp.	569,093
71,063	Spectra Energy Corp.	2,242,038
23,327	Whiting Petroleum Corp.*	1,266,656

		6,291,499

Pharmaceuticals (0.9%):
21,028	Watson Pharmaceuticals, Inc.*	1,410,138

Professional Services (1.2%):
39,891	Manpower, Inc.	1,889,637

Real Estate Investment Trusts (REITs) (9.0%):
15,400	Alexandria Real Estate Equities, Inc.	1,126,202
67,528	General Growth Properties, Inc.	1,147,301
133,823	Host Hotels & Resorts, Inc.	2,197,374
48,484	ProLogis, Inc.	1,746,394
28,672	Rayonier, Inc.	1,264,148
13,000	SL Green Realty Corp.	1,008,150
26,400	Taubman Centers, Inc.	1,925,880
91,100	UDR, Inc.	2,433,281
41,385	Weyerhaeuser Co.	907,159

		13,755,889

Real Estate Management & Development (0.8%):
62,200	CBRE Group, Inc.*	1,241,512

Road & Rail (2.6%):
36,472	Con-way, Inc.	1,189,352
99,300	Hertz Global Holdings, Inc.*	1,493,472
25,300	Ryder System, Inc.	1,335,840

		4,018,664

Semiconductors & Semiconductor Equipment (1.8%):
70,600	Atmel Corp.*	696,116
20,600	Avago Technologies, Ltd.	802,782
16,700	International Rectifier Corp.*	385,269
7,800	Lam Research Corp.*^	348,036
8,700	Novellus Systems, Inc.*	434,217

		2,666,420

Shares		Fair Value
Common Stocks, continued
Software (1.9%):
30,600	Autodesk, Inc.*	$1,294,992
60,944	Nuance Communications, Inc.*	1,558,947

		2,853,939

Specialty Retail (1.4%):
43,300	Foot Locker, Inc.	1,344,465
16,800	Limited Brands, Inc. (The)	806,400

		2,150,865

Thrifts & Mortgage Finance (1.0%):
114,600	People’s United Financial, Inc.	1,517,304

Tobacco (0.5%):
6,000	Lorillard, Inc.	776,880

Trading Companies & Distributors (0.2%):
31,546	AerCap Holdings NV*	350,476

Wireless Telecommunication Services (0.3%):
134,900	Sprint Nextel Corp.*	384,465

Total Common Stocks (Cost $120,177,850)		146,363,963

Securities Held as Collateral for Securities on Loan (3.0%):
$ 4,503,523	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,503,523

Total Securities Held as Collateral for Securities on Loan (Cost $4,503,523)		4,503,523

Unaffiliated Investment Company (5.2%):
7,882,629	Dreyfus Treasury Prime Cash Management, 0.00%(b)	7,882,629

Total Unaffiliated Investment Company (Cost $7,882,629)		7,882,629

Total Investment Securities (Cost $132,564,002)(c)—104.2%		158,750,115
Net other assets (liabilities) — (4.2)%		(6,349,074)

Net Assets — 100.0%		$152,401,041

Percentages indicated are based on net assets as of March 31, 2012.

^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $4,399,580.
*	Non-income producing security
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	1.2%
Canada	0.3
Ireland (Republic of)	2.1
Liberia	0.7
Netherlands	0.2
Singapore	0.5
Switzerland	0.4
United States	94.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.4%):
25,800	AAR Corp.	$470,850
28,695	Ceradyne, Inc.	934,309
26,250	Curtiss-Wright Corp.	971,513

		2,376,672

Building Products (0.4%):
18,523	Universal Forest Products, Inc.	638,673

Capital Markets (1.7%):
130,574	GFI Group, Inc.	490,958
30,526	INTL FCStone, Inc.*	644,099
47,565	Investment Technology Group, Inc.*	568,877
78,420	Knight Capital Group, Inc., Class A*^	1,009,266
10,370	Medallion Financial Corp.	115,729

		2,828,929

Chemicals (3.8%):
12,180	Cabot Corp.	519,842
47,460	Chemtura Corp.*	805,871
11,440	Cytec Industries, Inc.	695,438
89,930	Ferro Corp.*	534,184
39,050	H.B. Fuller Co.^	1,282,012
15,140	Minerals Technologies, Inc.	990,307
54,831	OM Group, Inc.*	1,508,401

		6,336,055

Commercial Banks (9.1%):
60,179	Ameris Bancorp*^	790,752
16,460	BancFirst Corp.^	716,998
32,319	Bryn Mawr Bank Corp.	725,238
38,010	Chemical Financial Corp.	890,954
45,080	Columbia Banking System, Inc.^	1,026,923
25,170	Community Trust Bancorp, Inc.^	807,202
4,138	First Citizens BancShares, Inc., Class A	755,971
162,927	First Commonwealth Financial Corp.	997,113
28,387	First Financial Corp.^	901,287
211	First National Bank Alaska	322,408
74,010	FirstMerit Corp.^	1,247,809
57,130	Glacier Bancorp, Inc.	853,522
37,652	Hancock Holding Co.^	1,337,023
43,609	Investors Bancorp, Inc.*	655,007
23,858	Merchants Bancshares, Inc.^	672,319
30,283	Northrim BanCorp, Inc.	651,690
30,088	West Coast Bancorp*	569,265
31,484	Wintrust Financial Corp.^	1,126,812

		15,048,293

Commercial Services & Supplies (2.0%):
30,380	ABM Industries, Inc.	738,234
12,300	Consolidated Graphics, Inc.*	556,575
28,397	Ennis, Inc.	449,241
13,090	UniFirst Corp.	805,689
23,840	United Stationers, Inc.	739,755

		3,289,494

Communications Equipment (1.3%):
25,070	Anaren, Inc.*	460,035
74,520	Emulex Corp.*	773,518
72,795	Symmetricom, Inc.*	420,027
115,330	Tellabs, Inc.	467,086

		2,120,666

Computers & Peripherals (0.4%):
32,430	QLogic Corp.*	575,957

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (2.3%):
38,810	Comfort Systems USA, Inc.	$423,417
38,013	Dycom Industries, Inc.*	887,984
36,560	Emcor Group, Inc.	1,013,443
31,436	KHD Humboldt Wedag International AG*	255,712
21,500	Layne Christensen Co.*	478,375
50,346	Pike Electric Corp.*	414,347
31,436	Sterling Construction Co., Inc.*	306,501

		3,779,779

Consumer Finance (0.6%):
20,199	Cash America International, Inc.^	968,138

Containers & Packaging (1.5%):
28,446	Greif, Inc., Class A	1,590,701
9,190	Greif, Inc., Class B^	521,716
11,166	Packaging Corp. of America	330,402

		2,442,819

Diversified Consumer Services (0.7%):
57,048	Lincoln Educational Services Corp.	451,250
39,124	Regis Corp.	721,055

		1,172,305

Diversified Financial Services (0.2%):
15,582	PICO Holdings, Inc.*	365,398

Diversified Telecommunication Services (1.1%):
61,087	Cbeyond, Inc.*	488,696
20,053	Lumos Networks Corp.	215,770
47,350	Neutral Tandem, Inc.*	577,196
30,839	Warwick Valley Telephone Co.^	459,193

		1,740,855

Electric Utilities (1.9%):
28,208	ALLETE, Inc.^	1,170,350
28,490	IDACORP, Inc.	1,171,509
18,900	MGE Energy, Inc.^	838,971

		3,180,830

Electrical Equipment (1.8%):
21,330	Belden CDT, Inc.	808,620
25,480	Brady Corp., Class A	824,278
69,768	GrafTech International, Ltd.*^	833,030
14,399	Powell Industries, Inc.*	493,166

		2,959,094

Electronic Equipment, Instruments & Components (3.0%):
13,875	Anixter International, Inc.*	1,006,354
47,665	Benchmark Electronics, Inc.*	785,996
30,665	Electro Scientific Industries, Inc.	460,282
15,596	Littlelfuse, Inc.	977,869
36,099	Methode Electronics, Inc.	334,999
14,272	MTS Systems Corp.	757,700
90,803	Nam Tai Electronics, Inc.	543,002

		4,866,202

Energy Equipment & Services (2.5%):
23,927	Gulf Island Fabrication, Inc.	700,343
48,165	Matrix Service Co.*	674,792
24,080	Patterson-UTI Energy, Inc.	416,343
49,520	RPC, Inc.^	525,407
61,164	TETRA Technologies, Inc.*	576,165
56,049	TGC Industries, Inc.*	556,006
13,112	Tidewater, Inc.	708,310

		4,157,366

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.5%):
20,240	Andersons, Inc. (The)	$985,486
19,722	Ruddick Corp.	790,852
34,025	Spartan Stores, Inc.	616,533

		2,392,871

Food Products (1.2%):
66,480	Chiquita Brands International, Inc.*	584,359
25,770	Darling International, Inc.*	448,914
44,030	Fresh Del Monte Produce, Inc.^	1,005,645

		2,038,918

Gas Utilities (1.2%):
23,796	Laclede Group, Inc. (The)	928,520
26,254	Southwest Gas Corp.	1,122,096

		2,050,616

Health Care Equipment & Supplies (3.3%):
9,280	Analogic Corp.	626,771
34,949	AngioDynamics, Inc.*	428,125
32,153	Cantel Medical Corp.	806,719
23,790	CONMED Corp.	710,607
14,472	ICU Medical, Inc.*	711,443
19,416	Kensey Nash Corp.^	568,112
48,986	Medical Action Industries, Inc.*	280,200
13,058	Orthofix International NV*	490,720
30,642	Quidel Corp.*^	562,894
38,965	Symmetry Medical, Inc.*	275,483

		5,461,074

Health Care Providers & Services (3.5%):
31,107	AmSurg Corp.*	870,374
19,890	Centene Corp.*	974,013
28,520	Lincare Holdings, Inc.	738,098
20,080	Magellan Health Services, Inc.*	980,105
52,186	MedCath Corp.	410,182
25,030	Molina Healthcare, Inc.*	841,759
22,770	Triple-S Management Corp., Class B*	525,987
21,324	U.S. Physical Therapy, Inc.	491,518

		5,832,036

Hotels, Restaurants & Leisure (1.7%):
45,611	Benihana, Inc.^	595,223
25,472	Bob Evans Farms, Inc.	960,804
17,390	P.F. Chang’s China Bistro, Inc.	687,253
16,679	Red Robin Gourmet Burgers*	620,292

		2,863,572

Household Durables (0.8%):
39,975	American Greetings Corp., Class A^	613,217
10,923	Cavco Industries, Inc.*	508,793
7,024	CSS Industries, Inc.	136,687

		1,258,697

Insurance (7.6%):
11,070	Allied World Assurance Co. Holdings AG	760,177
33,889	American Safety Insurance Holdings, Ltd.*	638,808
29,590	Argo Group International Holdings, Ltd.	883,853
26,089	Baldwin & Lyons, Inc., Class B^	583,872
46,138	eHealth, Inc.*^	752,511

Shares		Fair Value
Common Stocks, continued
Insurance, continued
27,261	EMC Insurance Group, Inc.^	$547,674
16,320	Endurance Specialty Holdings, Ltd.	663,571
22,876	FBL Financial Group, Inc., Class A^	770,921
44,902	Global Indemnity plc*	875,140
20,185	Hanover Insurance Group, Inc. (The)	830,007
46,311	Horace Mann Educators Corp.	816,000
3,213	Kemper Corp.	97,290
2,982	National Western Life Insurance Co., Class A	408,146
16,127	Navigators Group, Inc.*	761,839
23,846	Old Republic International Corp.^	251,575
20,250	Safety Insurance Group, Inc.	843,210
36,041	Stewart Information Services Corp.^	512,143
63,496	Symetra Financial Corp.	732,109
45,024	United Fire Group, Inc.	805,479

		12,534,325

Internet Software & Services (1.7%):
53,872	InfoSpace, Inc.*	690,100
18,237	j2 Global, Inc.^	523,037
54,830	Monster Worldwide, Inc.*	534,593
86,641	United Online, Inc.	423,675
32,680	ValueClick, Inc.*^	645,103

		2,816,508

IT Services (3.1%):
57,736	Acxiom Corp.*	847,565
16,524	CACI International, Inc., Class A*	1,029,280
65,735	Convergys Corp.*	877,562
30,180	CSG Systems International, Inc.*	456,925
99,869	Global Cash Access Holdings, Inc.*	778,978
36,298	MoneyGram International, Inc.*	653,364
29,480	TeleTech Holdings, Inc.*	474,628

		5,118,302

Machinery (4.5%):
18,306	Astec Industries, Inc.*	667,803
38,132	Briggs & Stratton Corp.	683,707
16,889	CIRCOR International, Inc.	561,897
21,305	EnPro Industries, Inc.*	875,635
14,836	FreightCar America, Inc.	333,662
19,501	Harsco Corp.	457,493
18,020	ITT Corp.	413,379
28,432	Kadant, Inc.*	677,250
20,460	L.B. Foster Co., Class A	583,315
24,538	Mueller Industries, Inc.	1,115,252
21,810	Robbins & Myers, Inc.	1,135,210

		7,504,603

Marine (0.3%):
48,310	Diana Shipping, Inc.*	432,374

Metals & Mining (1.3%):
21,022	Olympic Steel, Inc.	504,528
121,780	Thompson Creek Metals Co., Inc.*	823,233
39,080	Worthington Industries, Inc.	749,554

		2,077,315

Oil, Gas & Consumable Fuels (2.6%):
33,520	Bill Barrett Corp.*	871,855
46,690	Cloud Peak Energy, Inc.*^	743,772
33,880	Forest Oil Corp.*	410,625
24,686	Stone Energy Corp.*	705,773
27,077	Swift Energy Co.*	786,045

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
82,426	VAALCO Energy, Inc.*	$778,926

		4,296,996

Paper & Forest Products (0.4%):
70,801	Wausau Paper Corp.	664,113

Pharmaceuticals (2.1%):
31,200	Impax Laboratories, Inc.*	766,896
19,470	Medicis Pharmaceutical Corp., Class A	731,877
21,590	Par Pharmaceutical Cos., Inc.*	836,181
39,660	ViroPharma, Inc.*	1,192,576

		3,527,530

Professional Services (0.9%):
21,658	FTI Consulting, Inc.*^	812,608
38,259	Korn/Ferry International*	640,838

		1,453,446

Real Estate Investment Trusts (REITs) (5.9%):
52,165	Chesapeake Lodging Trust	937,405
25,580	Corporate Office Properties Trust	593,712
112,121	Cousins Properties, Inc.	849,877
116,226	DiamondRock Hospitality, Co.	1,195,966
64,167	Franklin Street Properties Corp.	680,170
14,938	National Health Investors, Inc.^	728,676
29,717	Potlatch Corp.	931,331
61,966	Starwood Property Trust, Inc.	1,302,525
131,596	Sunstone Hotel Investors, Inc.*	1,281,745
49,301	Terreno Realty Corp.^	705,497
28,372	Urstadt Biddle Properties, Inc., Class A	560,063

		9,766,967

Road & Rail (1.4%):
38,352	Heartland Express, Inc.^	554,570
12,617	Ryder System, Inc.	666,178
45,346	Werner Enterprises, Inc.	1,127,301

		2,348,049

Semiconductors & Semiconductor Equipment (4.0%):
96,740	Amkor Technology, Inc.*^	594,467
29,210	ATMI, Inc.*	680,593
16,950	Cabot Microelectronics Corp.	659,016
16,070	Cymer, Inc.*^	803,500
98,460	Entegris, Inc.*	919,617
80,820	Integrated Device Technology, Inc.*^	577,863
31,730	MKS Instruments, Inc.	936,987
39,090	Teradyne, Inc.*	660,230
44,509	Tessera Technologies, Inc.*	767,780

		6,600,053

Software (1.5%):
51,826	Compuware Corp.*	476,281
30,064	Monotype Imaging Holdings, Inc.*	447,953
23,255	Parametric Technology Corp.*	649,745
37,200	Progress Software Corp.*	878,664

		2,452,643

Specialty Retail (4.9%):
27,000	Aaron’s, Inc.	699,300
17,140	Children’s Place Retail Stores, Inc. (The)*	885,624
42,745	Finish Line, Inc. (The), Class A^	907,049
25,205	GameStop Corp., Class A^	550,477

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
43,556	hhgregg, Inc.*^	$495,667
30,067	Men’s Wearhouse, Inc. (The)	1,165,698
66,630	RadioShack Corp.^	414,439
44,811	Rent-A-Center, Inc.	1,691,615
21,108	Shoe Carnival, Inc.*^	680,100
34,897	Stage Store, Inc.	566,727

		8,056,696

Textiles, Apparel & Luxury Goods (1.9%):
18,870	G-III Apparel Group, Ltd.*	536,286
79,350	Jones Group, Inc. (The)	996,636
33,315	Movado Group, Inc.	817,883
12,660	Warnaco Group, Inc. (The)*	739,344

		3,090,149

Thrifts & Mortgage Finance (4.9%):
126,555	Bank Mutual Corp.	511,282
69,072	BankFinancial Corp.	457,257
86,180	Beneficial Mutual Bancorp, Inc.*	753,213
90,916	Brookline Bancorp, Inc.	851,883
36,032	Clifton Savings Bancorp, Inc.^	375,814
39,687	ESSA Bancorp, Inc.	388,933
66,599	Home Federal Bancorp, Inc.^	674,648
152,541	MGIC Investment Corp.*^	756,603
31,380	Northfield Bancorp, Inc.^	446,224
63,040	Provident New York Bancorp	533,318
77,151	TrustCo Bank Corp.^	440,532
29,901	United Financial Bancorp, Inc.	473,034
51,619	Washington Federal, Inc.	868,231
78,476	Westfield Financial, Inc.	620,745

		8,151,717

Trading Companies & Distributors (0.9%):
16,792	Applied Industrial Technologies, Inc.	690,655
24,060	Kaman Corp., Class A^	816,837

		1,507,492

Wireless Telecommunication Services (0.5%):
19,953	NTELOS Holdings Corp.	413,027
31,877	Shenandoah Telecommunications Co.	355,429

		768,456

Total Common Stocks (Cost $139,977,439)		163,913,043

Securities Held as Collateral for Securities on Loan (7.9%):
$13,076,786	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	13,076,786

Total Securities Held as Collateral for Securities on Loan (Cost $13,076,786)		13,076,786

Unaffiliated Investment Company (0.7%):
1,107,403	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,107,403

Total Unaffiliated Investment Company (Cost $1,107,403)		1,107,403

Total Investment Securities (Cost $154,161,628)(c)—107.9%		178,097,232
Net other assets (liabilities) — (7.9)%		(13,102,258)

Net Assets — 100.0%		$164,994,974

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $12,562,671.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	1.2%
British Virgin Islands	0.3
Canada	0.5
Cayman Islands	0.6
Germany	0.1
Greece	0.2
Ireland (Republic of)	0.5
Netherlands Antilles	0.3
United States	96.3

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Aerospace & Defense (0.8%):
38,450	Lockheed Martin Corp.	$3,455,117

Automobiles (0.5%):
41,090	Harley-Davidson, Inc.	2,016,697

Beverages (3.8%):
108,950	Coca-Cola Co. (The)	8,063,390
44,010	Diageo plc, Sponsored ADR	4,246,965
70,646	Heineken Holding NV	3,305,816

		15,616,171

Capital Markets (7.4%):
32,630	Ameriprise Financial, Inc.	1,864,152
833,845	Bank of New York Mellon Corp. (The)	20,120,680
163,040	Charles Schwab Corp. (The)	2,342,885
14,770	Goldman Sachs Group, Inc. (The)	1,836,945
112,550	Julius Baer Group, Ltd.	4,547,363

		30,712,025

Chemicals (4.8%):
32,590	Air Products & Chemicals, Inc.	2,991,762
35,730	Ecolab, Inc.	2,205,256
107,090	Monsanto Co.	8,541,498
68,596	Potash Corp. of Saskatchewan, Inc.	3,134,151
25,000	Praxair, Inc.	2,866,000

		19,738,667

Commercial Banks (5.7%):
693,876	Wells Fargo & Co.	23,688,927

Commercial Services & Supplies (1.4%):
204,080	Iron Mountain, Inc.	5,877,504

Computers & Peripherals (0.5%):
78,520	Hewlett-Packard Co.	1,871,132

Construction Materials (0.5%):
21,850	Martin Marietta Materials, Inc.^	1,871,015

Consumer Finance (5.6%):
401,740	American Express Co.	23,244,676

Containers & Packaging (0.3%):
66,380	Sealed Air Corp.	1,281,798

Distributors (0.3%):
545,200	Li & Fung, Ltd.	1,245,478

Diversified Financial Services (0.6%):
21,614	Bank of America Corp.	206,846
2,860	CME Group, Inc.	827,484
28,136	JPMorgan Chase & Co.	1,293,693

		2,328,023

Energy Equipment & Services (1.1%):
25,280	Schlumberger, Ltd.	1,767,831
49,659	Transocean, Ltd.	2,716,347

		4,484,178

Food & Staples Retailing (10.4%):
189,320	Costco Wholesale Corp.	17,190,256
522,889	CVS Caremark Corp.	23,425,427
38,000	SYSCO Corp.	1,134,680
31,590	Walgreen Co.	1,057,949

		42,808,312

Food Products (0.6%):
17,660	Kraft Foods, Inc., Class A	671,257
12,070	Nestle SA, Registered Shares	759,875
34,650	Unilever NV, NYS	1,179,139

		2,610,271

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.7%):
35,700	Baxter International, Inc.	$2,134,146
9,210	Becton, Dickinson & Co.	715,156

		2,849,302

Health Care Providers & Services (2.5%):
189,420	Express Scripts, Inc.*	10,262,776

Household Durables (0.1%):
14,272	Hunter Douglas NV	618,230

Insurance (11.6%):
42,600	ACE, Ltd.	3,118,320
14,924	Alleghany Corp.*	4,911,597
11,180	Aon Corp. plc	548,491
88	Berkshire Hathaway, Inc., Class A*	10,727,200
16,990	Everest Re Group, Ltd.	1,571,915
5,510	Fairfax Financial Holdings, Ltd.	2,218,264
1,990	Fairfax Financial Holdings, Ltd.(a)	803,403
309,250	Loews Corp.	12,329,797
1,330	Markel Corp.*	597,090
489,510	Progressive Corp. (The)	11,346,842

		48,172,919

Internet & Catalog Retail (1.5%):
37,495	Expedia, Inc.^	1,253,833
27,000	Groupon, Inc.*^	496,260
95,960	Liberty Media Corp. - Interactive, Class A*	1,831,876
17,490	Netflix, Inc.*^	2,012,050
17,345	TripAdvisor, Inc.*^	618,696

		6,212,715

Internet Software & Services (3.2%):
20,440	Google, Inc., Class A*	13,106,946

IT Services (0.5%):
16,590	Visa, Inc., Class A	1,957,620

Life Sciences Tools & Services (0.4%):
38,310	Agilent Technologies, Inc.*	1,705,178

Machinery (0.5%):
42,120	PACCAR, Inc.	1,972,480

Marine (1.0%):
1,000,700	China Shipping Development Co., Ltd., Share H	688,089
24,070	Kuehne & Nagel International AG, Registered Shares	3,255,213

		3,943,302

Media (1.8%):
24,900	Grupo Televisa SA, Sponsored ADR	524,892
159,520	Walt Disney Co. (The)	6,983,786

		7,508,678

Metals & Mining (1.1%):
66,850	BHP Billiton plc	2,046,741
41,815	Rio Tinto plc	2,317,592

		4,364,333

Oil, Gas & Consumable Fuels (10.3%):
325,620	Canadian Natural Resources, Ltd.	10,804,072
1,246,700	China Coal Energy Co., Share H	1,397,389
74,710	Devon Energy Corp.	5,313,375
91,010	EOG Resources, Inc.	10,111,211

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
135,550	Occidental Petroleum Corp.	$12,908,426
264,360	OGX Petroleo e Gas Participacoes SA*	2,190,565

		42,725,038

Paper & Forest Products (0.0%):
9,900	Sino-Forest Corp.(b)(c)	—
278,530	Sino-Forest Corp.*(c)	—

		—

Personal Products (0.1%):
24,990	Natura Cosmeticos SA	540,284

Pharmaceuticals (3.6%):
60,440	Johnson & Johnson Co.	3,986,622
144,602	Merck & Co., Inc.	5,552,717
29,600	Roche Holding AG	5,155,272

		14,694,611

Real Estate Management & Development (1.4%):
67,630	Brookfield Asset Management, Inc., Class A	2,135,079
543,300	Hang Lung Group, Ltd.	3,500,660

		5,635,739

Semiconductors & Semiconductor Equipment (1.9%):
54,990	Intel Corp.	1,545,769
193,500	Texas Instruments, Inc.	6,503,535

		8,049,304

Software (2.5%):
186,650	Activision Blizzard, Inc.	2,392,853
183,690	Microsoft Corp.	5,924,002
76,500	Oracle Corp.	2,230,740

		10,547,595

Specialty Retail (4.2%):
201,560	Bed Bath & Beyond, Inc.*	13,256,601
99,110	CarMax, Inc.*	3,434,162
11,410	Tiffany & Co.	788,773

		17,479,536

Textiles, Apparel & Luxury Goods (0.1%):
9,600	Compagnie Financiere Richemont SA, Bearer Shares, Class A	602,967

Tobacco (0.7%):
30,510	Philip Morris International, Inc.	2,703,491

Transportation Infrastructure (1.0%):
1,181,626	China Merchants Holdings International Co., Ltd.	3,939,979
47,330	LLX Logistica SA*	88,450

		4,028,429

Wireless Telecommunication Services (0.3%):
53,750	America Movil SAB de C.V., ADR, Series L	1,334,613

Total Common Stocks (Cost $265,063,394)		393,866,077

Convertible Bond (0.0%):
Paper & Forest Products (0.0%):
$ 488,000	Sino-Forest Corp., 5.00%, 8.1.13(b)	119,560

Total Convertible Bonds (Cost $488,000)		119,560

Shares		Fair Value
Securities Held as Collateral for Securities on Loan (1.6%):
$ 6,500,781	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	6,500,781

Total Securities Held as Collateral for Securities on Loan (Cost $6,500,781)		6,500,781

Unaffiliated Investment Company (4.5%):
18,825,184	Dreyfus Treasury Prime Cash Management, 0.00%(e)	18,825,184

Total Unaffiliated Investment Company (Cost $18,825,184)		18,825,184

Total Investment Securities (Cost $290,877,359)(f)—101.4%		419,311,602
Net other assets (liabilities) — (1.4)%		(5,842,557)

Net Assets — 100.0%		$413,469,045

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $6,126,787.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2012, these securities represent 0.03% of the net assets of the Fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(e)	The rate represents the effective yield at March 31, 2012.
(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.4%
Brazil	0.7
Canada	4.6
China	0.5
Hong Kong	2.1
Mexico	0.4
Netherlands	1.6
Switzerland	4.8
United Kingdom	2.1
United States	82.8

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.7%):
Aerospace & Defense (1.0%):
15,310	Precision Castparts Corp.	$2,647,099

Air Freight & Logistics (1.0%):
29,100	FedEx Corp.	2,676,036

Auto Components (1.5%):
70,030	Delphi Automotive plc*	2,212,948
54,030	Johnson Controls, Inc.	1,754,894

		3,967,842

Beverages (3.3%):
82,410	Coca-Cola Enterprises, Inc.	2,356,926
91,900	PepsiCo, Inc.	6,097,565

		8,454,491

Biotechnology (4.0%):
17,140	Alexion Pharmaceuticals, Inc.*	1,591,620
15,750	Biogen Idec, Inc.*	1,984,028
33,060	Celgene Corp.*	2,562,811
55,290	Gilead Sciences, Inc.*	2,700,917
37,220	Vertex Pharmaceuticals, Inc.*	1,526,392

		10,365,768

Chemicals (3.9%):
31,220	Air Products & Chemicals, Inc.	2,865,996
61,410	Eastman Chemical Co.	3,174,283
51,130	Monsanto Co.	4,078,129

		10,118,408

Commercial Banks (0.9%):
70,020	Wells Fargo & Co.	2,390,483

Communications Equipment (4.0%):
17,050	F5 Networks, Inc.*	2,301,068
119,200	QUALCOMM, Inc.	8,107,984

		10,409,052

Computers & Peripherals (10.3%):
34,133	Apple, Inc.*	20,461,710
123,890	EMC Corp.*	3,701,833
52,750	SanDisk Corp.*	2,615,872

		26,779,415

Consumer Finance (1.0%):
75,600	Discover Financial Services	2,520,504

Diversified Financial Services (1.2%):
9,160	IntercontinentalExchange, Inc.*	1,258,767
45,550	Moody’s Corp.	1,917,655

		3,176,422

Electrical Equipment (1.5%):
59,600	Cooper Industries plc, A Shares	3,811,420

Energy Equipment & Services (4.2%):
27,680	Cameron International Corp.*	1,462,334
45,330	Ensco plc, Sponsored ADR	2,399,317
27,020	National-Oilwell Varco, Inc.	2,147,279
68,090	Schlumberger, Ltd.	4,761,534

		10,770,464

Food & Staples Retailing (1.1%):
33,820	Whole Foods Market, Inc.	2,813,824

Health Care Equipment & Supplies (0.8%):
47,380	St. Jude Medical, Inc.	2,099,408

Health Care Providers & Services (1.9%):
38,450	McKesson, Inc.	3,374,756
19,860	WellCare Health Plans, Inc.*	1,427,537

		4,802,293

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.7%):
25,130	Cerner Corp.*	$1,913,901

Hotels, Restaurants & Leisure (2.0%):
61,910	Royal Caribbean Cruises, Ltd.	1,822,011
58,050	Starbucks Corp.	3,244,415

		5,066,426

Household Durables (0.7%):
104,060	Newell Rubbermaid, Inc.	1,853,309

Household Products (1.7%):
27,200	Energizer Holdings, Inc.*	2,017,696
35,380	Procter & Gamble Co. (The)	2,377,890

		4,395,586

Industrial Conglomerates (1.6%):
72,390	Danaher Corp.	4,053,840

Internet & Catalog Retail (2.7%):
17,080	Amazon.com, Inc.*	3,458,871
4,730	Priceline.com, Inc.*	3,393,775

		6,852,646

Internet Software & Services (2.4%):
9,847	Google, Inc., Class A*	6,314,290

IT Services (3.0%):
8,330	MasterCard, Inc., Class A	3,503,098
64,160	Paychex, Inc.	1,988,319
35,126	Teradata Corp.*	2,393,837

		7,885,254

Life Sciences Tools & Services (0.6%):
35,970	Agilent Technologies, Inc.*	1,601,025

Machinery (5.7%):
58,520	Caterpillar, Inc.	6,233,550
32,590	Cummins, Inc.	3,912,104
92,140	Eaton Corp.	4,591,336

		14,736,990

Media (1.9%):
103,510	News Corp., Class A	2,038,112
58,010	Viacom, Inc., Class B	2,753,155

		4,791,267

Metals & Mining (0.8%):
28,920	Cliffs Natural Resources, Inc.	2,002,999

Multiline Retail (2.0%):
87,560	Macy’s, Inc.	3,478,759
32,530	Nordstrom, Inc.	1,812,571

		5,291,330

Oil, Gas & Consumable Fuels (5.0%):
45,960	Chevron Corp.	4,928,750
39,070	EOG Resources, Inc.	4,340,677
13,960	Noble Energy, Inc.	1,365,009
24,500	Occidental Petroleum Corp.	2,333,135

		12,967,571

Personal Products (0.6%):
84,600	Avon Products, Inc.	1,637,856

Pharmaceuticals (2.8%):
19,120	Allergan, Inc.	1,824,622
35,310	Bristol-Myers Squibb Co.	1,191,712
30,510	Merck & Co., Inc.	1,171,584

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
12,660	Perrigo Co.	$1,307,905
27,410	Watson Pharmaceuticals, Inc.*	1,838,114

		7,333,937

Semiconductors & Semiconductor Equipment (3.6%):
82,310	Analog Devices, Inc.	3,325,324
65,150	Broadcom Corp., Class A	2,560,395
100,000	Texas Instruments, Inc.	3,361,000

		9,246,719

Software (7.7%):
31,140	Citrix Systems, Inc.*	2,457,257
48,050	Intuit, Inc.	2,889,247
185,720	Oracle Corp.	5,415,595
50,690	Red Hat, Inc.*	3,035,824
20,350	Salesforce.com, Inc.*	3,144,279
26,728	VMware, Inc., Class A*	3,003,425

		19,945,627

Specialty Retail (3.9%):
32,880	Dick’s Sporting Goods, Inc.	1,580,870
78,560	Home Depot, Inc. (The)	3,952,354
46,190	Limited Brands, Inc. (The)	2,217,120
38,300	Ross Stores, Inc.	2,225,230

		9,975,574

Textiles, Apparel & Luxury Goods (2.7%):
27,390	Michael Kors Holdings, Ltd.*	1,276,100
41,490	PVH Corp.	3,706,302
22,440	Under Armour, Inc., Class A*	2,109,360

		7,091,762

Tobacco (3.0%):
86,110	Philip Morris International, Inc.	7,630,207

Total Common Stocks (Cost $198,662,990)		250,391,045

Unaffiliated Investment Company (3.6%):
9,379,206	Dreyfus Treasury Prime Cash Management, 0.00%(a)	9,379,206

Total Unaffiliated Investment Company (Cost $9,379,206)		9,379,206

Total Investment Securities (Cost $208,042,196)(b)—100.3%		259,770,251
Net other assets (liabilities) — (0.3)%		(846,555)

Net Assets — 100.0%		$258,923,696

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Hong Kong	0.5%
Ireland (Republic of)	1.5
Liberia	0.7
Netherlands	1.8
United Kingdom	1.8
United States	93.7

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Aerospace & Defense (3.9%):
70,026	Boeing Co. (The)	$5,207,834
35,181	General Dynamics Corp.	2,581,582
46,017	Honeywell International, Inc.	2,809,338
104,793	United Technologies Corp.	8,691,531

		19,290,285

Auto Components (0.6%):
85,576	Johnson Controls, Inc.	2,779,508

Automobiles (0.7%):
281,910	Ford Motor Co.	3,521,056

Biotechnology (1.3%):
56,301	Amgen, Inc.	3,827,905
52,944	Gilead Sciences, Inc.*	2,586,314

		6,414,219

Capital Markets (2.3%):
63,307	Ameriprise Financial, Inc.	3,616,729
39,033	Goldman Sachs Group, Inc. (The)	4,854,534
62,157	State Street Corp.	2,828,144

		11,299,407

Chemicals (0.5%):
26,177	Air Products & Chemicals, Inc.	2,403,049

Commercial Banks (7.3%):
255,155	Fifth Third Bancorp	3,584,928
422,363	KeyCorp	3,590,085
99,845	PNC Financial Services Group, Inc.	6,439,004
527,417	Regions Financial Corp.	3,475,678
144,260	U.S. Bancorp	4,570,157
426,255	Wells Fargo & Co.	14,552,346

		36,212,198

Computers & Peripherals (3.7%):
23,790	Apple, Inc.*	14,261,391
166,118	Hewlett-Packard Co.	3,958,592

		18,219,983

Consumer Finance (2.0%):
170,801	American Express Co.	9,882,546

Diversified Financial Services (4.9%):
262,012	Citigroup, Inc.	9,576,538
318,612	JPMorgan Chase & Co.	14,649,780

		24,226,318

Diversified Telecommunication Services (3.1%):
351,246	AT&T, Inc.	10,969,413
119,362	CenturyLink, Inc.	4,613,341

		15,582,754

Electric Utilities (1.9%):
124,126	American Electric Power Co., Inc.	4,788,781
168,419	PPL Corp.	4,759,521

		9,548,302

Food & Staples Retailing (2.1%):
229,769	CVS Caremark Corp.	10,293,651

Food Products (2.7%):
135,480	Kraft Foods, Inc., Class A	5,149,595
58,116	Nestle SA, Registered Shares	3,658,731
139,063	Unilever NV, NYS	4,732,314

		13,540,640

Health Care Equipment & Supplies (1.1%):
96,754	Covidien plc	5,290,509

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (3.1%):
29,925	Humana, Inc.	$2,767,464
213,991	UnitedHealth Group, Inc.	12,612,630

		15,380,094

Industrial Conglomerates (2.6%):
644,269	General Electric Co.	12,930,479

Insurance (5.4%):
76,515	ACE, Ltd.	5,600,898
132,755	MetLife, Inc.	4,958,399
82,390	Prudential Financial, Inc.	5,222,702
101,273	Travelers Cos., Inc. (The)	5,995,362
228,120	XL Group plc	4,947,923

		26,725,284

IT Services (1.6%):
37,832	International Business Machines Corp.	7,893,647

Life Sciences Tools & Services (0.7%):
61,611	Thermo Fisher Scientific, Inc.	3,473,628

Machinery (1.3%):
43,916	Deere & Co.	3,552,804
62,731	PACCAR, Inc.	2,937,693

		6,490,497

Media (3.7%):
163,521	Comcast Corp., Class A	4,907,265
89,989	Time Warner, Inc.	3,397,085
233,064	Walt Disney Co. (The)	10,203,542

		18,507,892

Metals & Mining (2.2%):
75,104	BHP Billiton, Ltd., Sponsored ADR^	5,437,529
137,270	Freeport-McMoRan Copper & Gold, Inc.	5,221,751

		10,659,280

Multi-Utilities (2.9%):
56,299	PG&E Corp.	2,443,940
171,191	Public Service Enterprise Group, Inc.	5,240,156
112,618	Sempra Energy	6,752,575

		14,436,671

Multiline Retail (1.6%):
109,405	Macy’s, Inc.	4,346,661
59,801	Target Corp.	3,484,604

		7,831,265

Oil, Gas & Consumable Fuels (11.3%):
38,723	Anadarko Petroleum Corp.	3,033,560
24,590	Apache Corp.	2,469,819
121,239	Chevron Corp.	13,001,670
109,138	ConocoPhillips	8,295,579
121,555	Exxon Mobil Corp.	10,542,465
72,798	Hess Corp.	4,291,442
69,358	Marathon Oil Corp.	2,198,649
104,656	Occidental Petroleum Corp.	9,966,391
66,934	Peabody Energy Corp.	1,938,409

		55,737,984

Pharmaceuticals (7.5%):
194,693	Johnson & Johnson Co.	12,841,950
274,806	Merck & Co., Inc.	10,552,550
610,771	Pfizer, Inc.	13,840,071

		37,234,571

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (3.6%):
41,637	Avalonbay Communities, Inc.	$5,885,390
55,184	Boston Properties, Inc.	5,793,768
40,422	Simon Property Group, Inc.	5,888,677

		17,567,835

Road & Rail (1.9%):
88,904	Union Pacific Corp.	9,555,402

Software (4.2%):
313,686	Microsoft Corp.	10,116,373
373,668	Oracle Corp.	10,896,159

		21,012,532

Specialty Retail (2.6%):
39,911	Bed Bath & Beyond, Inc.*	2,624,946
259,677	TJX Cos., Inc. (The)	10,311,774

		12,936,720

Tobacco (1.3%):
70,365	Philip Morris International, Inc.	6,235,043

Wireless Telecommunication Services (1.0%):
176,258	Vodafone Group plc, Sponsored ADR	4,877,059

Total Common Stocks (Cost $399,508,659)		477,990,308

Securities Held as Collateral for Securities on Loan (0.5%):
$ 2,592,324	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	2,592,324

Total Securities Held as Collateral for Securities on Loan (Cost $2,592,324)		2,592,324

Unaffiliated Investment Company (3.3%):
16,218,519	Dreyfus Treasury Prime Cash Management, 0.00%(b)	16,218,519

Total Unaffiliated Investment Company (Cost $16,218,519)		16,218,519

Total Investment Securities (Cost $418,319,502)(c) — 100.4%		496,801,151
Net other assets (liabilities) — (0.4)%		(1,991,983)

Net Assets — 100.0%		$494,809,168

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $2,574,544.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	1.1%
Ireland (Republic of)	2.1
Netherlands	1.0
Switzerland	1.9
United Kingdom	1.0
United States	92.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (8.0%):
$ 788,675	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32 (a)	$788,137
905,000	AEP Texas Central Transition Funding, Series 2012-1, Class A3, 2.85%, 3/1/26	893,574
1,020,000	AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	1,020,000
1,220,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.61%, 10/8/15	1,230,199
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.98%, 4/16/21 (a)(b)	1,686,661
2,390,000	Arran Cards Funding plc, Series 2012-1A, Class A1, 0.94%, 7/15/15 (a)(b)	2,397,651
440,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.30%, 6/20/14	445,500
1,240,000	Citibank Omni Master Trust, Series 2009-A13, Class A13, 5.35%, 8/15/18 (a)	1,361,018
1,450,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.90%, 11/15/18 (a)	1,587,623
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	434,537
1,605,000	Ford Credit Auto Lease Trust, Series 2012-A, Class A3, 0.85%, 1/15/15	1,604,754
955,000	Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class D, 2.35%, 1/15/16 (b)	954,999
2,025,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	2,030,349
27,634	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.34%, 5/25/37 (b)	12,178
449,397	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	488,772
460,000	Nelnet Student Loan Trust, Series 2008-2, Class A4, 2.27%, 6/26/34 (b)	473,763
862,392	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)	855,224
540,899	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)	536,231
1,100,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	1,107,825
845,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14 (a)	846,039
1,177,069	Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14	1,178,169

Principal Amount		Fair Value
Asset Backed Securities, continued
$2,270,000	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	$2,293,714
1,320,000	Santander Drive Auto Receivables Trust, Series 2011-4, Class A2, 1.37%, 7/15/13	1,326,026
830,000	Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 5/15/15	843,474
436,831	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)	433,384
324,795	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class C, 2.86%, 8/15/13 (a)	324,561
1,055,000	Santander Drive Auto Receivables Trust, Series 2012-2, Class D, 3.87%, 1/15/16	1,058,478
750,000	SLC Student Loan Trust, Series 2008-1, Class A4A, 2.07%, 12/15/32 (b)	768,946
892,468	SLM Student Loan Trust, Series 2004-B, Class A2, 0.67%, 6/15/21 (b)	854,680
530,000	SLM Student Loan Trust, Series 2008-4, Class A4, 2.21%, 1/24/17 (b)	544,157
625,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.26%, 7/25/23 (b)	647,357
691,042	SLM Student Loan Trust, Series 2010-1, Class A, 0.64%, 7/25/17 (b)	688,488
1,301,301	SLM Student Loan Trust, Series 2012-A, Class A1, 1.64%, 4/15/16 (a)(b)	1,304,272
213,534	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26 (a)	214,843

Total Asset Backed Security (Cost $33,141,501)		33,235,583

Collateralized Mortgage Obligations (5.7%):
284,412	Arkle Master Issuer plc, Series 2006-1X, Class 5A2, 1.17%, 2/17/52 (a)(b)	454,401
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.65%, 5/17/60 (a)(b)	590,843
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.90%, 5/17/60 (a)(b)	692,660
276,235	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.63%, 7/10/12 (b)	280,617
1,510,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.79%, 8/10/14 (b)	1,597,737
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)	51,982
590,000	Commercial Mortgage Pass-Through Certificate, Series 2006-C8, Class AM, 5.35%, 12/10/16	596,762
1,210,000	Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A, 2.36%, 2/10/17	1,218,407

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 5.81%, 6/15/16 (b)	$105,478
259,397	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)	263,532
375,497	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A2, 5.71%, 6/15/39 (b)	375,285
1,120,162	DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17 (a)	1,189,445
1,320,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19 (a)	1,442,181
460,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.22%, 11/5/15 (a)	465,091
80,707	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	85,280
755,000	Fannie Mae, Series 2011-52, Class GB, 5.00%, 6/25/41	845,813
1,055,000	Fannie Mae, Series 2011-99, Class DB, 5.00%, 10/25/41	1,184,970
48,191	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	49,397
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.97%, 10/15/54 (a)(b)	894,044
729,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2, 4.77%, 3/12/39	745,478
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,316,296
963,773	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, 6/15/49 (b)	968,999
170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.89%, 6/15/38 (b)	180,367
1,160,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)	1,244,897
820,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4, 5.05%, 7/12/15 (b)	905,593
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.97%, 7/12/17 (b)	719,486
1,035,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.60%, 3/12/17 (b)	1,101,812
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 8/11/12 (b)	201,282
1,435,000	Morgan Stanley Re-Remic Trust, Series 2012-XA, 2.00%, 7/27/49 (a)	1,435,000

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 1.21%, 4/15/20 (a)(b)	$505,141
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (a)(b)	691,590
1,040,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	1,115,385

Total Collateralized Mortgage Obligation (Cost $22,978,003)		23,515,251

Corporate Bonds (14.3%):
Automobiles (0.3%):
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14 (a)	1,394,712

Beverages (0.1%):
390,000	Anheuser-Busch InBev NV Worldwide, Inc., 7.75%, 1/15/19	508,783

Biotechnology (0.3%):
1,270,000	Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21 @ 100	1,300,414

Capital Markets (0.6%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	389,678
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	628,484
260,000	Morgan Stanley, 5.45%, 1/9/17, MTN	265,524
925,000	Morgan Stanley, 4.75%, 3/22/17	925,308
318,148	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	325,046

		2,534,040

Commercial Banks (2.8%):
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,368,858
370,000	Bank of America Corp., 5.63%, 10/14/16	393,379
135,000	Bank of America Corp., 5.00%, 5/13/21, MTN	135,208
555,000	Bank of America Corp., 5.70%, 1/24/22	587,514
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	432,143
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,800,801
425,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	458,418
525,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	519,706
1,260,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,296,212
1,445,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	1,448,689
875,000	JPMorgan Chase & Co., 3.45%, 3/1/16	912,327
260,000	JPMorgan Chase & Co., 6.30%, 4/23/19	300,434
275,000	JPMorgan Chase & Co., 4.50%, 1/24/22	286,093
215,000	Morgan Stanley, 5.50%, 7/28/21	210,116
310,000	Morgan Stanley, Series G, 3.01%, 5/14/13, MTN (b)	312,341

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Banks, continued
$1,105,000	Wells Fargo & Co., 3.50%, 3/8/22, MTN	$1,087,838

		11,550,077

Construction & Engineering (0.0%):
136,000	URS Corp., 3.85%, 4/1/17 (a)	135,555

Consumer Finance (0.2%):
605,000	Capital One Financial Corp., 2.15%, 3/23/15	605,934

Diversified Financial Services (0.1%):
450,000	Citigroup, Inc., 4.45%, 1/10/17	471,378

Diversified Telecommunication Services (0.0%):
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21	167,528

Electronic Equipment, Instruments & Components (0.2%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	811,872

Food & Staples Retailing (0.6%):
76,000	Kraft Foods, Inc., 6.13%, 2/1/18	91,201
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	667,251
329,000	Kraft Foods, Inc., 6.50%, 8/11/17	396,881
960,000	Kraft Foods, Inc., 5.38%, 2/10/20	1,109,801

		2,265,134

Health Care Equipment & Supplies (0.0%):
50,000	Hospira, Inc., 5.60%, 9/15/40, Callable 3/15/40 @ 100	47,461

Health Care Providers & Services (0.2%):
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	211,262
385,000	UnitedHealth Group, Inc., 3.38%, 11/15/21, Callable 8/15/21 @ 100	395,189

		606,451

Independent Power Producers & Energy Traders (1.8%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	259,579
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	354,627
900,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	991,119
400,000	Dominion Resources, Inc., Series C, 4.90%, 8/1/41	412,536
100,000	Duke Energy Corp., 3.95%, 9/15/14	107,043
65,000	Florida Power & Light Co., 5.95%, 2/1/38	81,707
400,000	Florida Power Corp., 6.40%, 6/15/38	520,433
575,000	LG&E and KU Energy LLC, 3.75%, 11/15/20	572,552
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	46,714
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	562,233
452,000	Ohio Power Co., Series K, 6.00%, 6/1/16	516,555
450,000	Ohio Power Co., Series M, 5.38%, 10/1/21	516,155
850,000	Pacificorp, 5.65%, 7/15/18	1,014,398
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	411,524

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power Producers & Energy Traders, continued
$ 925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	$1,036,203

		7,403,378

Insurance (1.6%):
310,000	American International Group, Inc., 3.00%, 3/20/15 ^	312,135
635,000	American International Group, Inc., 3.80%, 3/22/17	642,973
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	134,380
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	191,625
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14 (a)	1,137,027
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15 (a)	1,708,458
1,125,000	MetLife, Inc., 6.75%, 6/1/16 ^	1,336,571
905,000	New York Life Global Funding, 1.65%, 5/15/17 (a)	897,434
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	97,696

		6,458,299

IT Services (0.7%):
1,235,000	IBM Corp., 0.55%, 2/6/15	1,228,557
1,450,000	IBM Corp., 1.95%, 7/22/16	1,487,930

		2,716,487

Machinery (0.1%):
376,000	Xylem, Inc., 3.55%, 9/20/16 (a)	388,193

Media (2.2%):
671,000	Comcast Corp., 5.88%, 2/15/18	794,106
300,000	Comcast Corp., 5.70%, 5/15/18	354,069
337,000	Comcast Corp., 6.40%, 3/1/40	414,437
295,000	Cox Communications, Inc., 8.38%, 3/1/39 (a)	415,347
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	603,898
925,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	968,938
1,083,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/1/19	1,238,329
235,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 3/1/41	265,212
315,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42 (a)	306,868
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	316,905
165,000	NBCUniversal Media LLC, 5.95%, 4/1/41	189,892
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	603,421
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	848,506

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 180,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	$193,946
410,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	429,486
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,082,595

		9,025,955

Metals & Mining (0.2%):
420,000	Barrick NA Finance LLC, 4.40%, 5/30/21	442,705
460,000	Freeport-McMoran Copper & Gold, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	441,792

		884,497

Multi-Utilities (0.1%):
405,000	Georgia Power Co., 4.30%, 3/15/42	396,100

Oil, Gas & Consumable Fuels (1.1%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	167,263
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	62,980
425,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	504,992
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	241,380
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	579,552
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	51,918
750,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	884,158
400,000	Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	444,501
186,000	Marathon Petroleum Corp., 6.50%, 3/1/41	200,925
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	33,650
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	243,800
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22 (a)	551,794
480,000	Williams Partners LP, 4.00%, 11/15/21	485,031

		4,451,944

Paper & Forest Products (0.4%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	467,463
480,000	International Paper Co., 7.95%, 6/15/18	603,156
25,000	International Paper Co., 7.50%, 8/15/21	31,513
441,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	464,731

Principal Amount		Fair Value
Corporate Bonds, continued
Paper & Forest Products, continued
$ 250,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	$271,368

		1,838,231

Real Estate Investment Trusts (REITs) (0.0%):
70,000	ERP Operating LP, 4.63%, 12/15/21	73,705

Thrifts & Mortgage Finance (0.1%):
485,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (c)	485,359

Tobacco (0.1%):
60,000	Altria Group, Inc., 9.95%, 11/10/38	91,263
128,000	Altria Group, Inc., 10.20%, 2/6/39	198,454

		289,717

Wireless Telecommunication Services (0.5%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	594,614
522,000	GTE Corp., 6.84%, 4/15/18	637,554
400,000	SBA Tower Trust, 4.25%, 4/15/15 (a)	417,061
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	574,252

		2,223,481

Total Corporate Bonds (Cost $57,193,757)		59,034,685

Yankee Dollars (9.2%):
Commercial Banks (4.3%):
1,585,000	DNB Bank ASA, 3.20%, 4/3/17 (a)	1,591,247
655,000	DnB NOR ASA, 2.10%, 10/14/15 (a)	663,253
1,355,000	DnB NOR ASA, 2.90%, 3/29/16 (a)	1,399,907
240,000	Eksportfinans A/S, 3.00%, 11/17/14	227,389
201,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN ^	196,757
875,000	HSBC Bank plc, 3.10%, 5/24/16 (a)	891,286
265,000	HSBC Holdings plc, 6.10%, 1/14/42	308,334
1,115,000	ING Bank NV, 3.75%, 3/7/17 (a)	1,104,376
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (a)	1,920,185
1,025,000	Rabobank Nederland NV, 3.88%, 2/8/22	991,249
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,003,104
1,635,000	SpareBank 1 Boligkreditt AS, 2.30%, 6/30/17 (a)	1,631,354
1,205,000	SpareBank 1 Boligkreditt AS, Series 2011-2, 2.63%, 5/27/16 (a)	1,229,536
1,015,000	Swedbank Hypotek AB, 2.95%, 3/28/16 (a)	1,052,040
471,000	Toronto-Dominion Bank (The), 2.38%, 10/19/16	483,132
1,595,000	Toronto-Dominion Bank (The), 1.50%, 3/13/17 (a)	1,578,005
1,340,000	UBS AG London, 1.88%, 1/23/15 (a)	1,349,719

		17,620,873

Diversified Financial Services (1.5%):
500,000	BP Capital Markets plc, 3.88%, 3/10/15	536,246
725,000	BP Capital Markets plc, 3.13%, 10/1/15	766,302
630,000	BP Capital Markets plc, 3.56%, 11/1/21	648,723

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 680,000	CDP Financial, Inc., 3.00%, 11/25/14 (a)	$711,944
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	422,078
1,325,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15 (a)	1,329,486
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16 (a)	1,381,427
310,000	Manulife Financial Corp., 3.40%, 9/17/15	319,109

		6,115,315

Diversified Telecommunication Services (0.5%):
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	342,169
765,000	Vodafone Group plc, 4.15%, 6/10/14	818,316
1,020,000	Vodafone Group plc, 1.63%, 3/20/17	1,005,727

		2,166,212

Independent Power Producers & Energy Traders (0.3%):
1,310,000	Hydro-Quebec, 2.00%, 6/30/16	1,347,602

Metals & Mining (1.1%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,319,076
610,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	594,916
120,000	Codelco, Inc., 3.75%, 11/4/20 (a)	122,939
665,000	Codelco, Inc., 3.88%, 11/3/21 (a)	679,151
680,000	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 (a)	686,973
255,000	Vale Overseas, Ltd., 4.38%, 1/11/22	256,134
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14 (a)	829,797

		4,488,986

Oil, Gas & Consumable Fuels (1.4%):
1,075,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,180,943
225,000	Nexen, Inc., 6.20%, 7/30/19	261,122
450,000	Nexen, Inc., 6.40%, 5/15/37	494,765
555,000	Nexen, Inc., 7.50%, 7/30/39	681,458
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,136,811
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	714,531
600,000	Transocean, Inc., 6.38%, 12/15/21	675,101

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 495,000	Transocean, Inc., 7.35%, 12/15/41	$585,262

		5,729,993

Wireless Telecommunication Services (0.1%):
483,000	America Movil SAB de C.V., 2.38%, 9/8/16	488,953

Total Yankee Dollars (Cost $37,333,446)		37,957,934

Foreign Bond (0.2%):
580,000	NRW Bank, 4.10%, 12/28/12 +	590,068

Total Foreign Bonds (Cost $581,335)		590,068

U.S. Government Agency (0.0%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	155,871

Total U.S. Government Agency (Cost $128,600)		155,871

U.S. Government Agency Mortgages (32.3%):
Federal Home Loan Mortgage Corporation (5.9%)
5,800,000	0.50%, 4/17/15	5,775,936
5,290,000	3.53%, 9/30/19	5,290,000
442,629	5.00%, 3/1/38, Pool #G04913	477,437
1,442,743	5.00%, 12/1/38, Pool #G05132	1,555,299
207,603	5.00%, 1/1/39, Pool #G05205	223,767
1,939,904	4.50%, 10/1/39, Pool #G08368	2,058,156
2,863,066	4.50%, 11/1/39, Pool #G08372	3,037,592
1,579,565	5.50%, 5/1/40, Pool #G06817	1,719,250
1,128,163	4.00%, 12/1/40, Pool #A95575	1,186,908
368,143	4.00%, 12/1/40, Pool #A95656	387,312
533,009	4.00%, 12/1/40, Pool #A95856	560,764
1,040,133	4.50%, 8/1/41, Pool #Q02663	1,111,988
184,440	4.50%, 8/1/41, Pool #Q02776	197,181
400,000	5.00%, 5/15/42 TBA	429,984
500,000	5.50%, 5/15/42 TBA	542,500

		24,554,074

Federal National Mortgage Association (22.5%)
1,200,000	5.50%, 4/25/27 TBA	1,306,875
12,100,000	5.00%, 4/25/42	13,069,890
1,065,000	5.00%, 3/2/15	1,199,200
2,870,000	1.95%, 3/28/19, Callable 9/28/12 @ 100	2,881,873
666,371	4.00%, 7/1/19, Pool #AE0968	705,495
2,460,000	4.29%, 10/9/19 (d)	1,902,370
6,935,000	2.70%, 3/28/22, Callable 3/28/13 @ 100	6,938,764
1,054,392	5.50%, 7/1/25, Pool #AE0096	1,160,039
672,086	3.50%, 11/1/26, Pool #AJ6935	705,569
700,000	2.50%, 4/25/27 TBA	709,625
1,000,000	3.00%, 4/25/27 TBA	1,035,156
2,100,000	3.50%, 4/25/27 TBA	2,202,375
3,500,000	4.00%, 4/25/27 TBA	3,708,359
100,000	4.50%, 4/25/27 TBA	107,031
1,100,000	5.00%, 4/25/27	1,189,203
1,000,000	3.00%, 5/25/27 TBA	1,032,500
1,046,744	5.50%, 1/1/33, Pool #676661	1,150,316
753,111	5.50%, 5/1/33, Pool #555424	827,629
512,960	5.00%, 7/1/34, Pool #725589	555,163
1,806,341	5.50%, 2/1/35, Pool #735989	1,985,072
122,380	6.00%, 4/1/35, Pool #735504	136,719

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 3,937,916	5.50%, 9/1/36, Pool #995113	$4,327,559
104,544	6.50%, 7/1/37, Pool #888596	117,439
601,203	5.50%, 2/1/38, Pool #961545	655,617
1,084,397	5.50%, 5/1/38, Pool #889441	1,182,545
1,487,343	5.50%, 5/1/38, Pool #889692	1,621,961
1,143,317	5.50%, 6/1/38, Pool #995018	1,248,584
315,578	5.50%, 9/1/38, Pool #889995	344,141
469,213	6.50%, 10/1/38, Pool #889984	527,088
477,029	5.50%, 10/1/39, Pool #AD0362	522,441
327,785	6.50%, 10/1/39, Pool #AL0583	368,216
377,333	5.50%, 12/1/39, Pool #AD0571	413,253
848,783	3.24%, 7/1/41, Pool #AL0533 (b)	889,557
191,179	4.50%, 7/1/41, Pool #AI7800	205,969
862,521	4.50%, 7/1/41, Pool #AI7782	929,249
2,403,612	4.50%, 7/1/41, Pool #AL0616	2,593,648
5,722,179	4.50%, 7/1/41, Pool #AL0617	6,174,589
1,664,234	4.50%, 8/1/41, Pool #AI5917	1,792,986
1,485,909	4.50%, 8/1/41, Pool #AI8191	1,592,507
224,734	4.50%, 8/1/41, Pool #AI8222	240,856
769,349	4.50%, 9/1/41, Pool #AJ1416	820,935
2,016,758	4.00%, 10/1/41, Pool #AJ4046	2,132,580
1,300,000	4.50%, 5/25/42 TBA	1,380,641
16,400,000	6.00%, 5/25/42 TBA	18,042,563

		92,634,147

Government National Mortgage Association (3.9%)
153,361	6.50%, 8/20/38, Pool #4223	175,689
254,680	6.50%, 10/15/38, Pool #673213	292,238
81,364	6.50%, 11/20/38, Pool #4292	93,210
168,070	6.50%, 12/15/38, Pool #782510	192,862
1,160,790	5.00%, 4/15/39, Pool #782619	1,283,422
996,761	5.00%, 10/20/39, Pool #G2 4559	1,098,949
1,100,000	4.00%, 4/15/42 TBA	1,180,438
3,100,000	4.50%, 4/15/42 TBA	3,372,703
3,000,000	5.00%, 4/15/42	3,313,125
1,100,000	4.00%, 4/20/42 TBA	1,180,094
3,900,000	4.50%, 4/20/42 TBA	4,241,860

		16,424,590

Total U.S. Government Agency Mortgages (Cost $132,334,206)		133,612,811

U.S. Treasury Obligations (32.6%):
Deutschland Inflation Linked Bonds (1.3%)
3,310,000	1.75%, 4/15/20	5,446,849
U.S. Treasury Bonds (8.7%)
7,435,000	4.50%, 2/15/36	9,075,347
2,200,000	6.50%, 11/15/26	3,186,564
8,565,000	6.63%, 2/15/27	12,569,138
2,600,000	4.75%, 2/15/37	3,290,625
380,000	4.63%, 2/15/40	474,584
1,855,000	4.38%, 5/15/40	2,229,189
2,633,300	4.75%, 2/15/41 (e)	3,356,222
1,770,000	3.75%, 8/15/41	1,913,536

		36,095,205

U.S. Treasury Inflation Index Bonds (0.2%)
840,000	0.75%, 2/15/42	803,189
U.S. Treasury Notes (22.0%)
10,225,000	0.25%, 2/28/14 ^	10,209,826
7,985,000	0.25%, 12/15/14 (e)	7,936,962
17,625,000	0.25%, 2/15/15	17,498,311
20,145,000	0.38%, 3/15/15	20,067,885
13,985,000	0.88%, 12/31/16	13,911,803

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 9,528,900	0.88%, 2/28/17 ^	$9,461,902
5,835,000	1.38%, 2/28/19 ^	5,752,032
5,110,000	1.50%, 3/31/19	5,071,276
565,000	3.63%, 2/15/20 (e)	640,922

		90,550,919

U.S. Treasury Strips (0.4%)
1,700,000	2.38%, 5/15/22 (d)	1,328,909
570,000	2.48%, 8/15/22 (d)	440,340

		1,769,249

Total U.S. Treasury Obligations (Cost $134,520,057)		134,665,411

Securities Held as Collateral for Securities on Loan (6.4%):
$ 26,427,211	Allianz Variable Insurance Products Securities Lending Collateral Trust(f)	26,427,211

Total Securities Held as Collateral for Securities on Loan (Cost $26,427,211)		26,427,211

Unaffiliated Investment Company (14.5%):
59,994,196	Dreyfus Treasury Prime Cash Management, 0.00%(d)	59,994,196

Total Unaffiliated Investment Company (Cost $59,994,196)		59,994,196

Total Investment Securities (Cost $504,632,312)(g) — 123.2%		509,189,021
Net Assets — 100.0%		$413,277,401

Net other assets (liabilities) — (23.2)%		(95,911,620)

Percentages indicated are based on net assets as of March 31, 2012.

MTN	Medium Term Note
STRIPS	Separately Traded Registered Interest and Principal Securities
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $25,842,760.
TBA	Security is subject to delayed delivery.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2012. The date presented represents the final maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $482,761,810 as of March 31, 2012.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Securities Sold Short (-4.7)%

Security Description	CouponRate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation—April TBA	4.00%	04/15/42	$(2,000,000)	$(2,098,094)	$(2,090,938)	$7,156
Federal Home Loan Mortgage Corporation—April TBA	4.50%	04/15/42	(1,200,000)	(1,274,063)	(1,272,375)	1,688
Federal National Mortgage Association—April TBA	4.00%	04/25/42	(2,000,000)	(2,095,098)	(2,096,875)	(1,777)
Federal Home Loan Mortgage Corporation—May TBA	5.50%	05/25/42	(13,000,000)	(14,315,348)	(14,141,561)	173,787

				($19,782,603)	($19,601,749)	$180,854

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	0.5%
Canada	1.5
Cayman Islands	0.5
Chile	0.2
Germany	1.2
Mexico	0.1
Netherlands	0.4
Norway	1.7
Sweden	0.2
Switzerland	0.8
United Kingdom	1.7
United States	91.2

100.0%

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro Bond June Futures	Short	6/8/12	(29)	$(5,355,589)	$(37,166)
U.S. Treasury 10-Year Note June Futures	Short	6/21/12	(29)	(3,755,047)	(31,298)
U.S. Treasury Long Bond June Futures	Short	6/21/12	(43)	(5,923,250)	204,789
U.S. Treasury Ultra Bond June Futures	Short	6/21/12	(5)	(754,844)	36,585
U.S. Treasury 2-Year Note June Futures	Long	6/29/12	145	31,920,391	(14,722)
U.S. Treasury 5-Year Note June Futures	Short	6/29/12	(39)	(4,779,023)	2,382

Total					$160,570

At March 31, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	UBS Warburg	4/11/12	748,000	1,146,625	1,196,199	(49,574)
Canadian Dollar	Royal Bank of Scotland	4/11/12	591,500	579,202	593,034	(13,832)
European Euro	Citibank	4/10/12	1,415,000	1,861,898	1,886,977	(25,079)
European Euro	Citibank	4/10/12	1,415,000	1,861,898	1,886,977	(25,079)
European Euro	Credit Suisse	4/11/12	1,865,000	2,482,151	2,487,087	(4,936)
European Euro	RBS Greenwich Capital	4/18/12	1,408,000	1,868,634	1,877,709	(9,075)

				9,800,408	9,927,983	(127,575)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Deutsche Bank	4/10/12	2,830,000	3,749,028	3,773,954	24,926

				3,749,028	3,773,954	24,926

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (3.3%):
54,800	Ceradyne, Inc.	$1,784,288
52,350	Curtiss-Wright Corp.	1,937,473
39,885	Ducommun, Inc.*	474,632
13,900	Esterline Technologies Corp.*	993,294
157,300	Kratos Defense & Security Solutions, Inc.*	839,982
85,300	Orbital Sciences Corp.*	1,121,695

		7,151,364

Air Freight & Logistics (1.2%):
47,900	Hub Group, Inc., Class A*	1,725,837
149,250	Pacer International, Inc.*	943,260

		2,669,097

Airlines (1.2%):
250,200	JetBlue Airways Corp.*	1,223,478
172,000	US Airways Group, Inc.*	1,305,480

		2,528,958

Auto Components (1.0%):
108,200	Cooper Tire & Rubber Co.	1,646,804
85,036	Spartan Motors, Inc.	449,840

		2,096,644

Biotechnology (1.1%):
67,900	Alkermes plc*	1,259,545
21,700	BioMarin Pharmaceutical, Inc.*	743,225
72,800	Targacept, Inc.*	372,736

		2,375,506

Capital Markets (1.4%):
111,500	American Capital, Ltd.*	966,705
85,000	Knight Capital Group, Inc., Class A*	1,093,950
37,300	Lazard, Ltd., Class A	1,065,288

		3,125,943

Chemicals (2.0%):
95,500	Huntsman Corp.	1,337,955
17,100	Minerals Technologies, Inc.	1,118,511
28,000	OM Group, Inc.*	770,280
60,500	Tredegar Corp.	1,185,195

		4,411,941

Commercial Banks (9.1%):
33,750	City Holding Co.	1,171,800
59,500	East West Bancorp, Inc.	1,373,855
108,400	F.N.B. Corp.	1,309,472
232,900	First Commonwealth Financial Corp.	1,425,348
61,100	FirstMerit Corp.	1,030,146
15,100	IBERIABANK Corp.	807,397
49,570	Independent Bank Corp.	1,424,146
118,700	National Penn Bancshares, Inc.	1,050,495
177,200	Old National Bancorp	2,328,408
216,700	Susquehanna Bancshares, Inc.	2,140,996
559,100	Synovus Financial Corp.	1,146,155
53,200	Trustmark Corp.	1,328,936
57,500	Umpqua Holdings Corp.	779,700
67,700	Webster Financial Corp.	1,534,759
32,300	Wintrust Financial Corp.	1,156,017

		20,007,630

Commercial Services & Supplies (1.3%):
48,600	Avery Dennison Corp.	1,464,318
59,100	Deluxe Corp.	1,384,122

		2,848,440

Shares		Fair Value
Common Stocks, continued
Communications Equipment (2.0%):
41,800	Black Box Corp.	$1,066,318
81,900	Finisar Corp.*	1,650,285
78,524	Symmetricom, Inc.*	453,083
27,100	ViaSat, Inc.*	1,306,491

		4,476,177

Construction & Engineering (2.1%):
80,400	Aegion Corp.*	1,433,532
62,000	Foster Wheeler AG*	1,411,120
91,100	MasTec, Inc.*	1,647,999

		4,492,651

Consumer Finance (0.4%):
16,400	Cash America International, Inc.	786,052

Containers & Packaging (0.9%):
127,596	Myers Industries, Inc.	1,882,041

Diversified Consumer Services (0.4%):
85,500	Service Corp. International	962,730

Diversified Financial Services (0.3%):
45,500	PHH Corp.*	703,885

Electric Utilities (4.0%):
86,200	Cleco Corp.	3,417,830
38,900	El Paso Electric Co.	1,263,861
66,000	IDACORP, Inc.	2,713,920
50,500	Portland General Electric Co.	1,261,490

		8,657,101

Electrical Equipment (0.5%):
33,900	General Cable Corp.*	985,812

Electronic Equipment, Instruments & Components (2.6%):
17,400	Anixter International, Inc.*	1,262,022
50,142	CTS Corp.	527,494
87,500	Insight Enterprises, Inc.*	1,918,875
23,000	MTS Systems Corp.	1,221,070
31,300	Multi-Fineline Electronix, Inc.*	859,185

		5,788,646

Energy Equipment & Services (3.1%):
26,300	GulfMark Offshore, Inc., Class A*	1,208,748
167,900	Hercules Offshore, Inc.*	794,167
52,700	Hornbeck Offshore Services, Inc.*	2,214,981
23,500	Oil States International, Inc.*	1,834,410
79,725	Pacific Drilling SA*	806,817

		6,859,123

Food & Staples Retailing (1.2%):
131,500	Pantry, Inc. (The)*	1,710,815
50,200	Spartan Stores, Inc.	909,624

		2,620,439

Food Products (1.1%):
14,200	Sanderson Farms, Inc.	753,026
28,700	TreeHouse Foods, Inc.*	1,707,650

		2,460,676

Gas Utilities (0.8%):
93,400	Questar Corp.	1,798,884

Health Care Equipment & Supplies (1.2%):
31,600	Alere, Inc.*	821,916
39,800	Meridian Bioscience, Inc.	771,324
37,900	Merit Medical Systems, Inc.*	470,718
10,400	Teleflex, Inc.	635,960

		2,699,918

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (1.5%):
36,400	Coventry Health Care, Inc.	$1,294,748
41,500	HealthSouth Corp.*	849,920
23,300	Magellan Health Services, Inc.*	1,137,273

		3,281,941

Household Durables (1.5%):
100,600	La-Z-Boy, Inc.*	1,504,976
206,200	PulteGroup, Inc.*	1,824,870

		3,329,846

Insurance (7.2%):
100,700	Alterra Capital Holdings, Ltd.	2,314,086
78,300	Argo Group International Holdings, Ltd.	2,338,821
200,300	CNO Financial Group, Inc.*	1,558,334
24,000	Employers Holdings, Inc.	425,040
137,000	First American Financial Corp.	2,278,310
34,775	Hanover Insurance Group, Inc. (The)	1,429,948
145,900	Maiden Holdings, Ltd.	1,313,100
20,000	Platinum Underwriters Holdings, Ltd.	730,000
19,900	ProAssurance Corp.	1,753,389
135,500	Symetra Financial Corp.	1,562,315

		15,703,343

Internet Software & Services (1.1%):
43,300	j2 Global, Inc.	1,241,844
63,200	LivePerson, Inc.*	1,059,864

		2,301,708

IT Services (0.3%):
37,300	CSG Systems International, Inc.*	564,722

Leisure Equipment & Products (0.4%):
52,100	JAKKS Pacific, Inc.	909,145

Life Sciences Tools & Services (0.2%):
11,100	Covance, Inc.*	528,693

Machinery (4.3%):
79,900	Altra Holdings, Inc.*	1,534,080
45,998	Ampco-Pittsburgh Corp.	925,940
68,700	Barnes Group, Inc.	1,807,497
81,200	Briggs & Stratton Corp.	1,455,916
29,400	EnPro Industries, Inc.*	1,208,340
38,000	Navistar International Corp.*	1,537,100
41,500	Titan International, Inc.	981,475

		9,450,348

Media (2.9%):
70,900	Cinemark Holdings, Inc.	1,556,255
100,200	New York Times Co. (The), Class A*	680,358
180,700	Regal Entertainment Group, Class A	2,457,520
188,800	World Wrestling Entertainment, Inc., Class A	1,674,656

		6,368,789

Metals & Mining (2.5%):
104,500	A.M. Castle & Co.*	1,321,925
77,900	Globe Specialty Metals, Inc.	1,158,373
215,900	Hecla Mining Co.	997,458
92,000	Horsehead Holding Corp.*	1,047,880
77,100	Stillwater Mining Co.*	974,544

		5,500,180

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.3%):
24,600	Berry Petroleum Co., Class A	$1,159,398
15,500	Contango Oil & Gas Co.*	913,105
66,700	Energy XXI (Bermuda), Ltd.*	2,408,537
188,000	Kodiak Oil & Gas Corp.*	1,872,480
32,900	SemGroup Corp., Class A*	958,706

		7,312,226

Pharmaceuticals (1.8%):
45,375	MAP Pharmaceuticals, Inc.*	651,585
31,300	Medicis Pharmaceutical Corp., Class A	1,176,567
17,000	Par Pharmaceutical Cos., Inc.*	658,410
46,000	ViroPharma, Inc.*	1,383,220

		3,869,782

Professional Services (0.4%):
20,000	Exponent, Inc.*	970,400

Real Estate Investment Trusts (REITs) (9.3%):
21,400	American Campus Communities, Inc.	957,008
105,700	First Potomac Realty Trust	1,277,913
119,300	Hersha Hospitality Trust	651,378
268,500	Lexington Realty Trust	2,413,815
69,800	LTC Properties, Inc.	2,233,600
298,800	MFA Financial, Inc.	2,232,036
70,800	National Retail Properties, Inc.	1,925,052
51,900	Pebblebrook Hotel Trust	1,171,902
39,300	Potlatch Corp.	1,231,662
90,000	Starwood Property Trust, Inc.	1,891,800
166,900	Strategic Hotels & Resorts, Inc.*	1,098,202
52,600	Sun Communities, Inc.	2,279,158
99,300	Sunstone Hotel Investors, Inc.*	967,182

		20,330,708

Road & Rail (2.2%):
40,350	Con-way, Inc.	1,315,814
73,600	RailAmerica, Inc.*	1,579,456
163,450	Swift Transportation Co.*	1,886,213

		4,781,483

Semiconductors & Semiconductor Equipment (3.3%):
51,500	Cirrus Logic, Inc.*	1,225,700
109,500	Fairchild Semiconductor International, Inc.*	1,609,650
104,200	Intersil Corp., Class A	1,167,040
144,300	RF Micro Devices, Inc.*	718,614
90,400	Tessera Technologies, Inc.*	1,559,400
121,600	TriQuint Semiconductor, Inc.*	838,432

		7,118,836

Software (1.0%):
81,900	Take-Two Interactive Software, Inc.*	1,260,032
31,100	Verint Systems, Inc.*	1,007,329

		2,267,361

Specialty Retail (4.4%):
89,600	American Eagle Outfitters, Inc.	1,540,224
147,600	bebe Stores, Inc.	1,362,348
103,800	Brown Shoe Co., Inc.	958,074
78,000	Finish Line, Inc. (The), Class A	1,655,160
144,350	Hot Topic, Inc.	1,465,152
122,800	RadioShack Corp.	763,816
21,100	Rent-A-Center, Inc.	796,525
286,400	Wet Seal, Inc. (The), Class A*	988,080

		9,529,379

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (2.4%):
137,075	Crocs, Inc.*	$2,867,609
122,900	Jones Group, Inc. (The)	1,543,624
201,300	K-Swiss, Inc., Class A*	825,330

		5,236,563

Thrifts & Mortgage Finance (4.5%):
163,600	Brookline Bancorp, Inc.	1,532,932
106,650	Flushing Financial Corp.	1,435,509
156,200	MGIC Investment Corp.*	774,752
88,300	Northwest Bancshares, Inc.	1,121,410
199,600	Ocwen Financial Corp.*	3,119,748
116,300	Washington Federal, Inc.	1,956,166

		9,940,517

Tobacco (0.3%):
202,675	Alliance One International, Inc.*	764,085

Trading Companies & Distributors (0.5%):
52,500	Interline Brands, Inc.*	1,134,525

Total Common Stocks (Cost $209,944,539)		213,584,238

Unaffiliated Investment Company (3.2%):
6,919,705	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,919,705

Total Unaffiliated Investment Company (Cost $6,919,705)		6,919,705

Total Investment Securities (Cost $216,864,244)(b) — 100.7%		220,503,943
Net other assets (liabilities) — (0.7)%		(1,555,197)

Net Assets — 100.0%		$218,948,746

Percentages indicated are based on net assets as of March 31, 2012.
*	Non-income producing security
(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	4.2%
Canada	0.8
Ireland (Republic of)	0.6
Luxembourg	0.4
United States	94.0

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (53.9%):
Aerospace & Defense (1.0%):
80,590	BAE Systems plc	$386,285
2,670	Boeing Co. (The)	198,568
2,520	Embraer SA, Sponsored ADR	80,590
2,362	Gencorp, Inc.*	16,770
4,180	Goodrich Corp.	524,339
13,450	Huntington Ingalls Industries, Inc.*	541,228
20,340	Raytheon Co.	1,073,545
16,510	Thales SA	617,534

		3,438,859

Air Freight & Logistics (0.4%):
20,560	Deutsche Post AG	396,094
2,710	FedEx Corp.	249,211
2,877	TNT Express NV	35,571
14,659	TNT NV	90,431
5,950	United Parcel Service, Inc., Class B	480,284

		1,251,591

Airlines (0.5%):
66,010	Deutsche Lufthansa AG, Registered Shares	923,272
331,660	International Consolidated Airlines Group SA*	948,342

		1,871,614

Auto Components (0.2%):
10,133	Compagnie Generale DES Establissements Michelin SCA, Class B	754,054

Automobiles (0.8%):
31,331	General Motors Co.*	803,640
223,000	Mazda Motor Corp.*	392,952
58,800	Nissan Motor Co., Ltd.^	630,372
22,700	Toyota Motor Corp.	988,645

		2,815,609

Beverages (1.2%):
18,666	Coca-Cola Enterprises, Inc.	533,848
10,000	Diageo plc	240,761
24,011	Dr Pepper Snapple Group, Inc.	965,482
17,653	PepsiCo, Inc.	1,171,277
12,320	Pernod Ricard SA	1,287,795

		4,199,163

Biotechnology (0.9%):
39,909	Amgen, Inc.	2,713,413
197,140	Savient Pharmaceuticals, Inc.*^	429,765

		3,143,178

Building Products (0.3%):
26,395	Owens Corning, Inc.*	951,012

Capital Markets (1.3%):
13,620	Bank of New York Mellon Corp. (The)	328,651
26,840	Credit Suisse Group AG, Registered Shares	764,925
95,387	Morgan Stanley	1,873,401
72,600	Nomura Holdings, Inc.	323,828
90,439	UBS AG, Registered Shares*	1,268,690

		4,559,495

Chemicals (0.6%):
16,391	Akzo Nobel NV^	966,819
3,247	Linde AG	582,562
10,000	LyondellBasell Industries NV, Class A	436,500

		1,985,881

Shares		Fair Value
Common Stocks, continued
Commercial Banks (3.1%):
20,333	Banco Santander SA	$156,290
46,750	Barclays plc	176,536
14,740	BNP Paribas SA	700,050
9,695	CIT Group, Inc.*	399,822
107,660	Credit Agricole SA	669,662
47,000	DBS Group Holdings, Ltd.(a)	530,052
82,092	HSBC Holdings plc	723,637
38,540	HSBC Holdings plc	342,055
8,000	ICICI Bank, Ltd., Sponsored ADR	278,960
483,705	Intesa Sanpaolo	867,526
21,667	KB Financial Group, Inc.	791,747
5,000	M&T Bank Corp.	434,400
21,832	PNC Financial Services Group, Inc.	1,407,946
206,380	UniCredit SpA	1,034,375
65,641	Wells Fargo & Co.(b)	2,240,984

		10,754,042

Commercial Services & Supplies (0.1%):
258,000	Rentokil Initial plc*	352,137

Communications Equipment (1.3%):
69,760	Brocade Communications Systems, Inc.*	401,120
142,179	Cisco Systems, Inc.	3,007,086
11,470	Motorola Mobility Holdings, Inc.*	450,083
77,699	Telefonaktiebolaget LM Ericsson, B Shares	803,958

		4,662,247

Computers & Peripherals (0.4%):
35,530	Dell, Inc.*	589,798
22,840	Hewlett-Packard Co.	544,277
7,860	Seagate Technology plc	211,827

		1,345,902

Construction & Engineering (0.0%):
14,820	Carillion plc	70,803

Construction Materials (0.3%):
55,591	CRH plc	1,136,959

Consumer Finance (0.3%):
16,300	American Express Co.	943,118

Diversified Financial Services (1.8%):
75,870	Bank of America Corp.	726,076
1,251	Bond Street Holdings LLC, Class A*	22,518
55,230	Citigroup, Inc.	2,018,656
7,922	Deutsche Boerse AG	533,316
122,952	ING Groep NV*	1,025,166
34,220	JPMorgan Chase & Co.	1,573,436
16,170	NYSE Euronext	485,262

		6,384,430

Diversified Telecommunication Services (1.3%):
20,820	AT&T, Inc.	650,209
52,594	Cable & Wireless Communications plc	27,146
4,000	CenturyLink, Inc.	154,600
7,020	China Telecom Corp., Ltd., Sponsored ADR^	385,398
40,700	France Telecom SA	603,660
50,000	Frontier Communications Corp.^	208,500
369,520	Singapore Telecommunications, Ltd.	926,028
32,680	Telefonica SA	536,021

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
84,310	Telstra Corp., Ltd.	$287,307
32,368	Vivendi	594,815

		4,373,684

Electric Utilities (1.7%):
5,930	American Electric Power Co., Inc.	228,779
22,590	Duke Energy Corp.	474,616
34,316	E.ON AG	821,806
12,512	Entergy Corp.	840,806
35,562	Exelon Corp.	1,394,386
4,000	FirstEnergy Corp.	182,360
11,750	NextEra Energy, Inc.	717,690
9,000	PPL Corp.	254,340
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*(a)(c)	—
8,770	Progress Energy, Inc.	465,775
10,000	Southern Co. (The)	449,300

		5,829,858

Electrical Equipment (0.3%):
25,930	Alstom SA	1,010,877

Electronic Equipment, Instruments & Components (0.5%):
10,000	Corning, Inc.	140,800
41,590	Flextronics International, Ltd.*	300,696
34,871	TE Connectivity, Ltd.	1,281,509

		1,723,005

Energy Equipment & Services (1.4%):
43,038	Baker Hughes, Inc.	1,805,013
8,216	Ensco plc, Sponsored ADR	434,873
11,080	Halliburton Co.	367,745
24,740	Noble Corp.	927,008
1,500	Schlumberger, Ltd.	104,895
20,154	Transocean, Ltd.	1,102,424
6,000	Weatherford International, Ltd.*	90,540

		4,832,498

Food & Staples Retailing (1.7%):
69,581	CVS Caremark Corp.	3,117,229
51,845	Kroger Co. (The)	1,256,204
187,010	Tesco plc	986,777
11,828	Wal-Mart Stores, Inc.	723,874

		6,084,084

Food Products (0.9%):
24,416	General Mills, Inc.	963,211
53,823	Kraft Foods, Inc., Class A	2,045,812

		3,009,023

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	112,561

Health Care Equipment & Supplies (0.9%):
108,439	Boston Scientific Corp.*	648,465
63,484	Medtronic, Inc.	2,487,938

		3,136,403

Health Care Providers & Services (0.8%):
15,212	CIGNA Corp.	749,191
5,536	Community Health Systems, Inc.*	123,121
21,119	Coventry Health Care, Inc.	751,203
5,440	Quest Diagnostics, Inc.	332,656
29,117	Tenet Healthcare Corp.*	154,611
12,248	UnitedHealth Group, Inc.	721,897

		2,832,679

Shares		Fair Value
Common Stocks, continued
Household Durables (0.1%):
18,737	Persimmon plc	$192,366

Independent Power Producers & Energy Traders (0.1%):
30,629	NRG Energy, Inc.*	479,956

Industrial Conglomerates (1.0%):
60,000	Citic Pacific, Ltd.	101,015
98,120	General Electric Co.	1,969,268
52,980	Koninklijke Philips Electronics NV	1,073,580
906	Orkla ASA	7,171
4,240	Siemens AG, Registered Shares	427,888

		3,578,922

Insurance (2.8%):
23,457	ACE, Ltd.	1,717,052
149,800	AIA Group, Ltd.(a)	548,579
883	Alleghany Corp.*	290,595
37,489	American International Group, Inc.*	1,155,786
159,767	Aviva plc	847,315
58,183	AXA SA	965,322
3,604	CNO Financial Group, Inc.*	28,039
18,736	MetLife, Inc.	699,790
5,210	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	786,119
19,114	QBE Insurance Group, Ltd.(a)	281,127
4,760	RenaissanceRe Holdings, Ltd.	360,475
14,870	Swiss Re AG*	951,448
980	White Mountains Insurance Group, Ltd.	491,686
2,311	Zurich Insurance Group AG	621,571

		9,744,904

Internet Software & Services (0.2%):
1,234	Google, Inc., Class A*	791,290

Leisure Equipment & Products (0.2%):
19,453	Mattel, Inc.	654,788

Life Sciences Tools & Services (0.0%):
3,100	Lonza Group AG, Registered Shares	160,212

Machinery (0.5%):
1,650	Caterpillar, Inc.	175,758
3,788	Federal Signal Corp.*	21,061
9,920	Navistar International Corp.*	401,264
19,186	Oshkosh Corp.*	444,540
9,082	Stanley Black & Decker, Inc.	698,951

		1,741,574

Marine (0.3%):
131	A.P. Moller - Maersk A/S, Class B	1,014,016

Media (3.3%):
66,152	British Sky Broadcasting Group plc	714,826
496	CBS Corp., Class B	16,819
60,652	Comcast Corp., Special Class A	1,789,841
3,910	Comcast Corp., Class A	117,339
106,032	News Corp., Class A	2,087,770
29,592	News Corp., Class B	591,248
51,150	Reed Elsevier NV	652,862
40,831	Reed Elsevier plc	361,731
31,078	Time Warner Cable, Inc.	2,532,857
14,330	Time Warner, Inc.	540,958
39,724	Viacom, Inc., Class B	1,885,301
6,700	Walt Disney Co. (The)	293,326

		11,584,878

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.4%):
3,000	AngloGold Ashanti, Ltd., Sponsored ADR	$110,760
5,000	Barrick Gold Corp.	217,400
2,000	Freeport-McMoRan Copper & Gold, Inc.	76,080
1,000	Nucor Corp.	42,950
1,240	POSCO	417,062
25,664	ThyssenKrupp AG	638,744

		1,502,996

Multi-Utilities (0.9%):
9,270	Dominion Resources, Inc.	474,717
16,360	GDF Suez	422,289
21,020	PG&E Corp.	912,478
12,060	Public Service Enterprise Group, Inc.	369,157
11,070	Sempra Energy	663,757
3,650	TECO Energy, Inc.	64,057
12,390	Xcel Energy, Inc.	327,963

		3,234,418

Multiline Retail (0.6%):
13,380	Kohl’s Corp.	669,401
83,930	Marks & Spencer Group plc	508,467
13,350	Target Corp.	777,905

		1,955,773

Office Electronics (0.5%):
41,100	Konica Minolta Holdings, Inc.	363,017
171,054	Xerox Corp.	1,382,116

		1,745,133

Oil, Gas & Consumable Fuels (5.4%):
2,000	Alpha Natural Resources, Inc.*	30,420
12,170	Apache Corp.	1,222,355
198,191	BP plc	1,480,112
18,160	BP plc, Sponsored ADR	817,200
39,300	Canadian Oil Sands Trust	829,194
10,660	Chevron Corp.	1,143,178
8,650	ConocoPhillips	657,486
12,906	Consol Energy, Inc.	440,095
1,191	El Paso Corp.	35,194
33,643	Eni SpA	788,162
10,000	Exxon Mobil Corp.	867,300
57,118	Marathon Oil Corp.	1,810,641
16,151	Marathon Petroleum Corp.	700,307
12,620	Murphy Oil Corp.	710,127
54,840	OAO Gazprom, Sponsored GDR	678,371
9,010	Petroleo Brasileiro SA, Sponsored ADR	230,296
42,319	Royal Dutch Shell plc, A Shares	1,482,612
360	Royal Dutch Shell plc, A Shares	12,566
34,678	Royal Dutch Shell plc, B Shares	1,221,596
10,000	Royal Dutch Shell plc, Sponsored ADR	701,300
3,300	Spectra Energy Corp.	104,115
21,458	Statoil ASA	582,202
46,600	Talisman Energy, Inc.	586,005
18,100	Total SA	922,441
19,566	Williams Cos., Inc. (The)	602,828
7,728	WPX Energy, Inc.*	139,181

		18,795,284

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.6%):
3,794	Domtar Corp.	$361,872
41,421	International Paper Co.	1,453,877
4,589	MeadWestvaco Corp.	144,966

		1,960,715

Pharmaceuticals (5.3%):
5,970	Abbott Laboratories	365,901
28,526	Eli Lilly & Co.	1,148,742
51,860	GlaxoSmithKline plc	1,157,913
12,487	Hospira, Inc.*	466,889
12,500	Johnson & Johnson Co.	824,500
130,304	Merck & Co., Inc.	5,003,674
7,390	Merck KGaA	817,715
2,560	Novartis AG, Registered Shares	141,831
181,888	Pfizer, Inc.	4,121,582
14,870	Roche Holding AG	2,589,828
17,890	Sanofi	1,386,757
12,420	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	559,645

		18,584,977

Professional Services (0.3%):
1,970	Adecco SA, Registered Shares	103,188
24,750	Hays plc	33,365
26,640	Randstad Holding NV^	1,004,170

		1,140,723

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	148,099
28,600	Westfield Retail Trust	76,437

		224,536

Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc*(a)(c)	50,044
22,000	Cheung Kong Holdings, Ltd.	284,009
3,700	Forestar Group, Inc.*	56,943
8,240	Swire Pacific, Ltd., Class A	92,322
5,768	Swire Properties, Ltd.*(a)	14,332

		497,650

Semiconductors & Semiconductor Equipment (0.9%):
43,000	Intel Corp.	1,208,730
1,053	Samsung Electronics Co., Ltd.	1,186,004
262,000	Taiwan Semiconductor Manufacturing Co., Ltd.	754,121

		3,148,855

Software (2.0%):
2,010	Check Point Software Technologies, Ltd.*	128,318
110,652	Microsoft Corp.	3,568,527
6,017	Nintendo Co., Ltd.^	911,647
20,510	Oracle Corp.	598,072
12,060	SAP AG	842,042
45,652	Symantec Corp.*	853,692

		6,902,298

Specialty Retail (0.3%):
4,890	Home Depot, Inc. (The)	246,016
158,630	Kingfisher plc	777,726
670	USS Co., Ltd.^	68,319

		1,092,061

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (2.3%):
50,316	Altria Group, Inc.	$1,553,255
50,855	British American Tobacco plc	2,567,906
38,288	Imperial Tobacco Group plc	1,552,100
6,912	Lorillard, Inc.	894,966
8,626	Philip Morris International, Inc.	764,350
12,878	Reynolds American, Inc.	533,664

		7,866,241

Trading Companies & Distributors (0.1%):
15,900	ITOCHU Corp.	174,005

Wireless Telecommunication Services (1.6%):
38,500	China Mobile, Ltd.	424,056
4,760	SK Telecom Co., Ltd., Sponsored ADR	66,212
264,290	Sprint Nextel Corp.*	753,226
64,260	Turkcell Iletisim Hizmetleri AS, Sponsored ADR*	809,676
1,234,469	Vodafone Group plc	3,408,121

		5,461,291

Total Common Stocks (Cost $177,500,599)		187,794,628

Preferred Stocks (0.1%):
Commercial Banks (0.0%):
6,800	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	157,148

Metals & Mining (0.1%):
10,480	Vale SA, Sponsored ADR, Preferred Shares, 0.30%	237,791

Total Preferred Stocks (Cost $458,947)		394,939

Equity Linked Notes (0.1%):
Capital Markets (0.1%):
$ 5,000	UBS AG into Newmont Mining Corp., 8.00% (d)	264,615

Diversified Financial Services (0.0%):
10,000	Deutsche Bank AG into Chesapeake Energy Corp., 8.50%	234,200

Total Equity Linked Notes (Cost $624,200)		498,815

Convertible Preferred Stocks (0.7%):
Automobiles (0.1%):
6,000	General Motors Co., Series B, 0.59% ^	251,100

Commercial Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 7.50%	129,537

Diversified Financial Services (0.3%):
800	Bank of America Corp., Series L, 7.25%	783,120
1,500	Citigroup, Inc., 1.88%	155,295

		938,415

Insurance (0.1%):
4,200	MetLife, Inc., 0.94%	297,024

Metals & Mining (0.1%):
7,000	AngloGold Ashanti Holdings plc, 0.75%	301,420

Shares or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A, 5.75% (d)	$101,750
3,500	SandRidge Energy, Inc., 7.00% (e)	426,563

		528,313

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 0.49%	63,672

Total Convertible Preferred Stocks (Cost $2,382,563)		2,509,481

Convertible Bonds (0.4%):
Construction Materials (0.2%):
$ 455,000	Cemex SAB de C.V., 3.25%, 3/15/16	428,837
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	282,750

		711,587

Real Estate Investment Trusts (REITs) (0.1%):
258,000	iStar Financial, Inc., 1.08%, 10/1/12 (f)	252,840

Real Estate Management & Development (0.1%):
500,000	Forest City Enterprises, Inc., 4.25%, 8/15/18 (d)	505,625

Total Convertible Bonds (Cost $1,499,529)		1,470,052

Floating Rate Loans (1.6%):
Automobiles (0.2%):
696,500	Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17 (f)	706,871

Electric Utilities (0.3%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, 4.74%, 10/10/17 (f)	891,379

Independent Power Producers & Energy Traders (0.3%):
348,250	Dynegy Midwest Generation LLC, Term Loan B, 9.25%, 8/5/16 (f)	355,361
646,750	Dynegy Power LLC, Term Loan, 9.25%, 8/5/16 (f)	674,696

		1,030,057

Media (0.4%):
54,032	Clear Channel Communications, Inc., Tranche C, 3.89%, 1/19/16 (f)	42,118
52,166	Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.89%, 1/29/16 (f)	41,168
348,430	Clear Channel Communications, Inc., Tranche B, 3.89%, 1/29/16 (f)	281,755
1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18 (f)	1,012,290
33,000	Tribune Co., 0.00%, 6/4/14 (g)	21,417
223,000	Tribune Co., Tranche B Term Loan, 0.00%, 6/4/14 (g)	146,437

		1,545,185

Real Estate Investment Trusts (REITs) (0.2%):
32,023	iStar Financial, Inc., 5.00%, 6/28/13 (f)	31,960
526,000	iStar Financial, Inc., Term Loan A2, 7.00%, 6/30/14 (f)	524,574

		556,534

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Floating Rate Loans, continued
Real Estate Management & Development (0.1%):
$ 7,610	Realogy Corp., Synthetic LC Facility, 4.40%, 10/10/13 (f)	$7,166
115,767	Realogy Corp., 4.69%, 10/10/16 (f)	107,837
50,000	Realogy Corp., 13.32%, 10/15/17 (f)	51,357

		166,360

Software (0.1%):
500,000	Sophia LP / Sophia FInance, Inc., 6.25%, 7/31/18 (f)	507,190

Total Floating Rate Loans (Cost $5,743,226)		5,403,576

Collateralized Mortgage Obligation (0.1%):
472,755	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.99%, 11/15/13 (d)(f)	442,029

Total Collateralized Mortgage Obligation (Cost $437,788)		442,029

Corporate Bonds (10.6%):
Airlines (0.2%):
900,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62 (d)(g)	794,250

Auto Components (0.2%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	318,750
500,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22, Callable 5/15/17 @ 103.50 ^	486,250

		805,000

Automobiles (0.2%):
200,000	Chrysler GP/Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	201,000
400,000	Chrysler GP/Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13 ^	404,000

		605,000

Building Products (0.2%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63 (d)	520,000

Capital Markets (0.0%):
91,906	Capmark Financial Group, Inc., Series B, 9.00%, 9/30/15, Callable 5/10/12 @ 100 (f)	92,595

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	103,500
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31 (d)	132,683

		236,183

Commercial Banks (1.0%):
391,000	CIT Group, Inc., 7.00%, 5/4/15, Callable 4/16/12 @ 100 (d)	391,469
1,080,000	CIT Group, Inc., 7.00%, 5/2/16, Callable 5/10/12 @ 100 (d)	1,082,700

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Banks, continued
$ 1,150,000	CIT Group, Inc., 7.00%, 5/2/17, Callable 5/10/12 @ 100 (d)	$1,152,875
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100 (f)	273,880
500,000	M&T Bank Corp., Series D, 6.88%, 12/29/49, Callable 6/15/16 @ 100 (d)	498,740

		3,399,664

Containers & Packaging (0.0%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88	54,625

Electronic Equipment, Instruments & Components (0.2%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25 (d)	510,000

Food & Staples Retailing (0.2%):
200,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88	221,250
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19 (d)	308,250
135,000	Supervalu, Inc., 8.00%, 5/1/16 ^	141,412

		670,912

Health Care Providers & Services (1.0%):
139,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/12 @ 102.22	144,039
399,000	HCA, Inc., 6.50%, 2/15/16	424,935
900,000	HCA, Inc., 6.50%, 2/15/20	945,000
800,000	HCA, Inc., 7.50%, 2/15/22	852,000
100,000	Health Management Associates, Inc., 7.38%, 1/15/20, Callable 1/15/16 @ 103.69 (d)	102,000
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	555,000
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	51,000
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	298,500

		3,372,474

Hotels, Restaurants & Leisure (0.5%):
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	105,500
446,511	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38 ^	494,511
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	522,500
500,000	MGM Resorts International, 10.00%, 11/1/16	560,000

		1,682,511

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products (0.3%):
$ 300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94 (d)	$322,500
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94 (d)	204,500
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13 (d)	564,000

		1,091,000

Independent Power Producers & Energy Traders (0.8%):
200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94 (d)	217,500
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75 (d)	266,875
500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94 (d)	540,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15 (c)(g)	270,600
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16 (c)(g)	33,250
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19 (c)(g)	111,775
43,000	Energy Future Intermediate Holding co., LLC / Energy Future Finance Corp., 11.75%, 3/1/22, Callable 3/1/17 @ 105.88	43,968
245,000	Genon Energy, Inc., 7.63%, 6/15/14 ^	246,837
120,000	NRG Energy, Inc., 7.38%, 1/15/17, Callable 5/10/12 @ 103.69	124,800
115,000	RRI Energy, Inc., 7.88%, 6/15/17	100,338
1,312,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 4/16/12 @ 105.13 (g)	300,120
906,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75 (d)	591,165
134,000	Texas Competitive Electric Holdings Co. LLC, Series B, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50	49,580
12,551	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25 (g)	2,510

		2,899,318

IT Services (0.1%):
200,000	Sterling Merger, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.50 (d)	211,000
150,000	SunGard Data Systems, Inc., 7.63%, 11/15/20, Callable 11/15/15 @ 103.81	160,125

		371,125

Machinery (0.2%):
245,000	Aviation Capital Group, 6.75%, 4/6/21 (d)	237,628
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75 ^	442,000

Principal Amount		Fair Value
Corporate Bonds, continued
Machinery, continued
$ 100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	$107,250

		786,878

Media (1.2%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	353,844
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	104,500
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	105,750
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	1,060,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	517,500
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47 (d)	53,688
837,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50	751,207
112,000	Clear Channel Communications, Inc., PIK, 11.00%, 8/1/16, Callable 8/1/12 @ 105.50	82,880
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21 (d)	1,041,250
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50	186,750

		4,257,369

Metals & Mining (0.2%):
500,000	Vulcan Materials Co., 7.50%, 6/15/21	553,750

Office Electronics (0.4%):
250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	271,562
1,200,000	CDW LLC / CDW Finance Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25	1,275,000

		1,546,562

Oil, Gas & Consumable Fuels (1.4%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	108,250
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44 (d)	309,000
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88	73,000
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.50	482,500
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	367,425
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	206,000
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	213,500

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	$541,250
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	356,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	107,750
100,000	Peabody Energy Corp., 6.25%, 11/15/21 (d)	98,000
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88 (d)	911,250
135,000	SandRidge Energy, Inc., 4.21%, 4/1/14, Callable 5/10/12 @ 100 (f)	134,346
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104 (d)	66,300
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	517,500
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25 ^	423,000

		4,915,071

Pharmaceuticals (0.0%):
100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	108,250

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/5/20, Callable 9/15/15 @ 104.19	103,500

Real Estate Investment Trusts (REITs) (0.0%):
18,000	iStar Financial, Inc., 5.25%, 3/19/16 (f)	17,707
53,000	iStar Financial, Inc., 7.00%, 3/19/17 (f)	52,984

		70,691

Real Estate Management & Development (0.0%):
48,000	Realogy Corp., 11.50%, 4/15/17, Callable 4/15/13 @ 105.75 (h)	45,240
39,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94	39,000
10,000	Realogy Corp., 9.00%, 1/15/20, Callable 1/15/16 @ 104.50	10,300

		94,540

Semiconductors & Semiconductor Equipment (0.4%):
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63 (d)	296,745
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03	512,550
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38 ^	538,800

		1,348,095

Software (0.7%):
208,808	First Data Corp., 10.55%, 9/24/15, Callable 5/10/12 @ 105.28	211,940
1,047,000	First Data Corp., 11.25%, 3/31/16, Callable 5/10/12 @ 105.62	947,535

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13 (d)	$380,248
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62	601,500
105,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 5/10/12 @ 104.94	105,525
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38 (d)	136,065
200,000	Lawson Software, 9.38%, 4/1/19, Callable 4/1/15 @ 107.03 (d)(i)	207,000

		2,589,813

Specialty Retail (0.2%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94 ^(d)	410,500
90,000	Rite Aid Corp., 9.38%, 12/15/15, Callable 6/15/12 @ 102.34	92,475

		502,975

Wireless Telecommunication Services (0.9%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13 (d)	106,500
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	491,250
100,000	Frontier Communications Corp., 8.50%, 4/15/20	105,250
700,000	Sprint Nextel Corp., 9.13%, 3/1/17 (d)	696,500
500,000	Sprint Nextel Corp., 9.00%, 11/15/18 (d)	548,750
500,000	Sprint Nextel Corp., 11.50%, 11/15/21 (d)	537,500
500,000	ViaSat, Inc., 6.88%, 6/15/20, Callable 6/15/16 @ 103.44 (d)	512,500

		2,998,250

Total Corporate Bonds (Cost $36,782,114)		36,980,401

Foreign Bonds (20.1%):
Chemicals (0.2%):
500,000	Kinove German Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50 +(d)	693,416

Commercial Banks (1.0%):
440,000	Bank Negara Monetary Notes, Series 4711, 2.79%, 4/5/12 +(j)	143,685
8,000	Bank Negara Monetary Notes, Series 7111, 2.88%, 4/17/12 +(j)	2,610
6,000	Bank Negara Monetary Notes, Series 0312, 2.88%, 4/17/12 +(j)	1,957
200,000	Bank Negara Monetary Notes, Seires 6111, 2.86%, 4/19/12 +(j)	65,234
31,000	Bank Negara Monetary Notes, Series 6511, 2.82%, 4/26/12 +(j)	10,105
210,000	Bank Negara Monetary Notes, Series 6811, 2.75%, 5/17/12 +(j)	68,336
2,100,000	Bank Negara Monetary Notes, Series 3111, 2.87%, 5/29/12 +(j)	682,676
30,000	Bank Negara Monetary Notes, Series 7411, 2.81%, 6/12/12 +(j)	9,742

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Commercial Banks, continued
$ 80,000	Bank Negara Monetary Notes, Series 6211, 2.80%, 6/14/12 +(j)	$25,975
50,000	Bank Negara Monetary Notes, Series 7711, 2.81%, 6/28/12 +(j)	16,215
10,000	Bank Negara Monetary Notes, Series 7211, 2.81%, 7/26/12 +(j)	3,236
100,000	Bank Negara Monetary Notes, Series 0112, 2.85%, 8/2/12 +(j)	32,340
190,000	Bank Negara Monetary Notes, Series 0412, 2.81%, 8/14/12 +(j)	61,386
260,000	Bank Negara Monetary Notes, Series 7611, 2.80%, 9/27/12 +(j)	83,705
270,000	Bank Negara Monetary Notes, Series 8011, 2.79%, 10/18/12 +(j)	86,775
1,550,000	Bank Negara Monetary Notes, Series 0912, 2.79%, 11/1/12 +(j)	497,621
1,317,000	Bank Negara Monetary Notes, Series 1012, 2.80%, 12/20/12 +(j)	421,127
204,000	Bank Negara Monetary Notes, Series 0212, 2.82%, 1/10/13 +(j)	65,125
350,000	Bank Negara Monetary Notes, Series 0512, 2.84%, 1/17/13 +(j)	111,671
465,000	Bank Negara Monetary Notes, Series 1112, 2.84%, 2/19/13 +(j)	147,977
590,000	Bank Negara Monetary Notes, Series 1412, 2.82%, 2/26/13 +(j)	187,649
250,000	Boparan Finance plc, 9.75%, 4.30.18, Callable 4/30/14 @ 107.31 +(d)	343,375
250,000	Boparan Finance plc, 9.88%, 4.30.18, Callable 4/30/14 @ 107.41 +(d)	407,824

		3,476,346

Sovereign Bonds (18.9%):
340,000	Australian Government, Series 123, 5.75%, 4/15/12 +	352,334
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/13 +(k)	30,768
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/15 +(k)	457,478
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.72%, 1/1/17 +(j)(k)	656,807
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45 +(k)	187,428
8,900,000	Hungary Government Bond, Series 13/D, 6.75%, 2/12/13 +	39,900
7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13 +	31,919
17,300,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14 +	74,669
50,000,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14 +	219,711
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15 +	34,673
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16 +	50,786
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17 +	46,532
40,900,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17 +	167,776
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19 +	43,341

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 800,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20 +	$3,285
7,000,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22 +	27,482
14,300,000	Hungary Treasury Bill, Series 12M, 5.69%, 8/22/12 +(j)	62,964
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13 +	396,545
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21 +	857,355
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24 +	456,417
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28 +	475,396
1,680,000,000	Indonesia Treasury Bill, Series SP38, 4.44%, 9/14/12 +(j)	180,408
230,000	Irish Government, 4.60%, 4/18/16 +	299,815
227,000	Irish Government, 4.50%, 10/18/18 +	273,018
384,000	Irish Government, 4.40%, 6/18/19 +	450,880
970,000	Irish Government, 5.90%, 10/18/19 +	1,224,339
355,000	Irish Government, 4.50%, 4/18/20 +	407,133
647,000	Irish Government, 5.00%, 10/18/20 +	758,351
567,000	Irish Government, 5.40%, 3/13/25 +	652,733
800,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13 +	220,853
4,727,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13 +	1,311,851
640,000	Israel Treasury Bill, Series 0412, 3.20%, 4/4/12 +(j)	172,624
2,250,000	Israel Treasury Bill, Series 512, 3.32%, 5/2/12 +(j)	605,727
1,770,000	Kommuninvest I Sverige AB, Series K1210, 1.75%, 10/8/12, MTN +	267,444
1,400,000,000	Korea Monetary Stab Bond, Series 1308, 3.90%, 8/2/13 +	1,240,532
2,045,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12 +	1,806,831
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12 +	1,604,149
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13 +	93,295
4,318,710,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13 +	3,823,250
4,131,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13 +	3,616,130
20,000	Malaysia Treasury Bill, Series 182, 2.73%, 4/13/12 +(j)	6,527
50,000	Malaysia Treasury Bill, Series 364, 2.84%, 6/1/12 +(j)	16,251
60,000	Malaysia Treasury Bill, Series 364, 2.66%, 7/27/12 +(j)	19,412
4,850,000	Malaysian Government, Series 5-06, 3.72%, 6/15/12 +	1,585,977
3,425,000	Malaysian Government, Series 0109, 2.51%, 8/27/12 +	1,116,183
4,815,000	Malaysian Government, Series 3-03, 3.70%, 2/25/13 +	1,581,553
510,000	Malaysian Government, Series 0507, 3.70%, 5/15/13 +	167,723
1,975,000	Malaysian Government, Series 0509, 3.21%, 5/31/13 +	646,086

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,165,000	Malaysian Government, Series 0108, 3.46%, 7/31/13 +	$382,380
360,000	Malaysian Government, Series 2-04, 5.09%, 4/30/14 +	122,190
333,205	Mexican Udibonos, 5.00%, 6/16/16 +(f)	29,339
285,613	Mexican Udibonos, 3.50%, 12/14/17 +(f)	24,171
290,000	Mexico Bonos Desarr, Series M, 7.50%, 6/21/12 +(f)(l)	22,815
2,750,000	Mexico Bonos Desarr, Series MI10, 9.00%, 12/20/12 +(f)(l)	221,633
13,340,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13 +(f)(l)	1,095,710
19,619,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13 +(f)(l)	1,614,790
2,060,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14 +(f)(l)	168,385
1,450,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14 +(f)(l)	126,390
1,210,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12 +	1,254,910
340,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13 +	359,077
3,800,000	Norwegian Treasury Bill, 2.19%, 6/20/12 +(j)	665,447
10,350,000	Norwegian Treasury Bill, 1.49%, 3/20/13 +(j)	1,792,899
5,130,000	Philippine Government International Bond, Series R3-7, 5.25%, 9/24/12 +	121,147
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13 +	89,264
10,730,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13 +	263,078
1,630,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14 +	40,073
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16 +	77,334
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16 +	50,662
1,210,000	Philippine Treasury Bill, 1.97%, 7/11/12 +(j)	28,015
2,010,000	Philippine Treasury Bill, 1.20%, 8/22/12 +(j)	46,357
5,430,000	Philippine Treasury Bill, 1.37%, 9/5/12 +(j)	125,286
480,000	Philippine Treasury Bill, 1.68%, 10/31/12 +(j)	11,015
530,000	Philippine Treasury Bill, 1.73%, 1/9/13 +(j)	12,098
4,670,000	Philippine Treasury Bill, 2.15%, 3/6/13 +(j)	106,122
1,540,000	Philippine Treasury Bill, 2.19%, 3/20/13 +(j)	34,960
889,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12 +	286,294
910,000	Poland Government Bond, Series 0712, 4.61%, 7/25/12 +(j)	288,973
1,864,000	Poland Government Bond, Series 1012, 4.70%, 10/25/12 +(j)	584,791
6,608,000	Poland Government Bond, Series 0113, 4.84%, 1/25/13 +(j)	2,051,847

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 2,260,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13 +	$733,270
2,289,000	Poland Government Bond, Series 0713, 4.65%, 7/25/13 +(j)	696,018
6,535,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13 +	2,117,965
1,300,000	Poland Government Bond, Series 0114, 4.61%, 1/25/14 +(j)	386,040
3,320,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14 +	1,092,268
310,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15 +	101,999
1,160,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15 +	391,199
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13 +	829,646
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13 +	1,714,413
180,000	Republic of Hungary, 4.38%, 7/4/17 +	200,088
260,000	Republic of Hungary, 5.75%, 6/11/18 +	299,774
70,000	Republic of Hungary, 6.00%, 1/11/19 +	81,751
860,000	Singapore Government, 2.63%, 4/1/12 +	684,332
450,000	Singapore Government, 3.50%, 7/1/12 +	360,998
180,000	Singapore Government, 2.50%, 10/1/12 +	144,846
680,000	Singapore Government, 1.63%, 4/1/13 +	548,840
2,000,000	Singapore Government, 0.25%, 2/1/14 +	1,592,463
190,000	Singapore Treasury Bill, Series 365, 0.08%, 5/2/12 +(j)	151,160
240,000	Singapore Treasury Bill, Series 366, 0.18%, 11/1/12 +(j)	190,655
36,145,000	Swedish Government Bond, Series 1046, 5.50%, 10/8/12 +	5,577,632
14,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13 +	2,258,842
100,000	Ukraine Government, 4.95%, 10/13/15 +(d)	114,347
1,367,000	United Kingdom Treasury Note, 5.25%, 6/7/12 +	2,205,276
2,050,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12 +	2,130,652
220,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13 +	238,523

		65,763,090

Total Foreign Bonds (Cost $70,137,713)		69,932,852

Yankee Dollars (2.9%):
Chemicals (0.1%):
300,000	Ineos Finance plc , 8.38%, 2/15/19(d)	317,250

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU , 8.88%, 11/1/17(d)	398,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services (0.2%):
$ 500,000	CGGVeritas , 6.50%, 6/1/21	$510,000
180,000	Expro Finance Luxembourg , 8.50%, 12/15/16(d)	173,250

		683,250

Metals & Mining (0.2%):
500,000	FMG Resources Pty, Ltd. , 6.88%, 2/1/18^(d)	500,000
250,000	FMG Resources Pty, Ltd. , 8.25%, 11/1/19(d)	262,500

		762,500

Oil, Gas & Consumable Fuels (0.3%):
500,000	OGX Austria GmbH , 8.50%, 6/1/18(d)	519,500
200,000	Petrobakken Energy, Ltd. , 8.63%, 2/1/20^(d)	208,500
440,000	Petroplus Finance, Ltd. , 6.75%, 5/1/14(d)(g)	169,400
85,000	Petroplus Finance, Ltd. , 7.00%, 5/1/17(d)(g)	32,725

		930,125

Road & Rail (0.3%):
275,000	CEVA Group plc , 8.38%, 12/1/17(d)	272,250
100,000	CEVA Group plc , 11.50%, 4/1/18(d)	99,000
500,000	CEVA Group plc , 12.75%, 3/31/20^(d)	471,875

		843,125

Sovereign Bonds (1.1%):
200,000	Financing of Infrastructure , 7.40%, 4/20/18(d)	160,628
960,000	Republic of Argentina , 0.79%, 8/3/12(f)	118,656
695,000	Republic of Hungary , 6.25%, 1/29/20	634,042
542,000	Republic of Hungary , 6.38%, 3/29/21	495,930
230,000	Republic of Lithuania , 7.38%, 2/11/20(d)	269,100
100,000	Republic of Lithuania , 7.38%, 2/11/20(d)	117,000
150,000	Republic of Lithuania , 6.13%, 3/9/21(d)	160,500
617,900	Russia Foreign Bond , 7.50%, 3/31/30(d)(h)	739,163
100,000	Socialist Republic of Vietnam , 6.75%, 1/29/20(d)	109,250
100,000	Ukraine Government , 7.65%, 6/11/13(d)	96,375
200,000	Ukraine Government , 6.25%, 6/17/16(d)	174,000
420,000	Ukraine Government , 7.75%, 9/23/20(d)	359,100
530,000	Ukraine Government , 7.95%, 2/23/21(d)	457,787

		3,891,531

Wireless Telecommunication Services (0.6%):
500,000	Intelsat Jackson Holdings SA , 7.50%, 4/1/21	525,625

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 500,000	UPCB Finance III, Ltd. , 6.63%, 7/1/20(d)	$510,000
500,000	UPCB Finance V, Ltd. , 7.25%, 11/15/21(d)	526,875
500,000	UPCB Finance VI, Ltd. , 6.88%, 1/15/22(d)	516,250

		2,078,750

Total Yankee Dollars (Cost $10,835,870)		9,904,531

Municipal Bonds (0.1%):
California (0.1%):
25,000	California State, Build America Bonds, GO, 7.95%, 3.1.36, Callable 3/1/20 @ 100	28,980
125,000	California State, Build America Bonds, GO, 7.63%, 3.1.40	162,808

		191,788

Illinois (0.0%):
60,000	Illinois State, GO, 4.42%, 1.1.15	62,871

Total Municipal Bonds (Cost $216,382)		254,659

U.S. Government Agency (1.8%):
6,175,000	Federal Farm Credit Bank, 0.01%, 4.2.12 (j)	6,175,000

Total U.S. Government Agency (Cost $6,174,998)		6,175,000

U.S. Treasury Obligations (0.6%):
U.S. Treasury Bills (0.3%)
1,000,000	0.08%, 4/12/12 (j)	999,991
1,000,000	0.11%, 7/5/12 (j)	999,811

Total U.S. Treasury Obligations (Cost $1,999,696)		1,999,802

Securities Held as Collateral for Securities on Loan (1.9%):
$ 6,765,610	Allianz Variable Insurance Products Securities Lending Collateral Trust(m)	6,765,610

Total Securities Held as Collateral for Securities on Loan (Cost $6,765,610)		6,765,610

Unaffiliated Investment Company (5.9%):
20,500,397	Dreyfus Treasury Prime Cash Management, 0.00%(f)	20,500,397

Total Unaffiliated Investment Company (Cost $20,500,397)		20,500,397

Total Investment Securities (Cost $342,059,632)(n) — 100.8%		351,026,772
Net other assets (liabilities) — (0.8)%		(2,663,724)

Net Assets — 100.0%		$348,363,048

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $6,500,209.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.41% of the net assets of the fund.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of March 31, 2012 are identified below:
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(f)	Variable rate security. The rate presented represents the rate in effect at March 31, 2012. The date presented represents the final maturity date.
(g)	Defaulted Bond.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 31, 2012.
(i)	Security purchased on a “when-issued” basis. The cost of securities was $200,000.
(j)	The rate represents the effective yield at March 31, 2012.
(k)	Principal amount is stated in 1,000 Brazilian Real Units.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Argentina	—	%^
Australia	2.4
Bermuda	0.2
Brazil	0.7
Canada	0.5
Cayman Islands	0.4
China	0.1
Denmark	0.3
France	3.0
Germany	2.1
Hong Kong	0.4
Hungary	0.7
India	0.1
Indonesia	0.7
Ireland (Republic of)	1.5
Isle of Man	0.1
Israel	0.9
Italy	0.8
Japan	1.1
Lithuania	0.2
Luxembourg	0.2
Malaysia	2.4
Mexico	1.1
Netherlands	1.5
Norway	0.9
Philippines	0.3
Poland	2.5
Republic of Korea (South)	4.2
Russian Federation	0.4
Singapore	1.5
South Africa	—	^
Spain	0.6
Sweden	2.5
Switzerland	3.3
Taiwan	0.2
Turkey	0.2
Ukraine	0.4
United Kingdom	7.4
United States	54.2
Vietnam	—	^

	100.0%

^	Represents less than 0.05%.

At March 31, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	Deutsche Bank	9/13/12	570,000	575,301	579,778	4,477
Brazilian Real	Deutsche Bank	10/31/12	435,000	237,445	229,048	(8,397)
British pound	Barclays Bank	6/6/12	981	1,563	1,568	5
British pound	Citibank	6/6/12	7,906	12,609	12,638	29
British pound	Barclays Bank	6/13/12	61,544	97,116	98,376	1,260
British pound	Citibank	6/26/12	11,688	18,453	18,681	228
British pound	JPMorgan Chase	6/27/12	6,991	11,040	11,174	134
British pound	Deutsche Bank	6/27/12	74,696	118,289	119,389	1,100
British pound	Barclays Bank	6/28/12	29,340	46,431	46,895	464
British pound	Deutsche Bank	6/27/12	26,803	42,445	42,840	395
British pound	Morgan Stanley	6/28/12	74,687	118,976	119,374	398
British pound	Morgan Stanley	6/28/12	18,489	29,453	29,551	98
British pound	Barclays Bank	6/29/12	149,827	237,940	239,470	1,530
British pound	Credit Suisse	7/2/12	89,848	142,759	143,602	843
Chilean Peso	Morgan Stanley	5/11/12	4,500,000	9,268	9,174	(94)
Chilean Peso	Deutsche Bank	7/11/12	162,750,000	337,796	329,471	(8,325)
Chilean Peso	JP Morgan, Hambrecht and Quist	9/12/12	990,530,400	2,060,000	1,990,845	(69,155)
Chilean Peso	Deutsche Bank	10/29/12	307,366,000	589,106	614,687	25,581
Chilean Peso	Barclays Bank	10/29/12	153,759,000	294,670	307,495	12,825
Chilean Peso	Morgan Stanley	1/14/13	8,700,000	16,524	17,261	737
Chilean Peso	Morgan Stanley	1/22/13	305,012,200	594,566	604,658	10,092
Chilean Peso	Morgan Stanley	2/4/13	4,030,000	7,994	7,978	(16)
Chilean Peso	Morgan Stanley	2/4/13	3,980,000	7,898	7,879	(19)
Chilean Peso	Deutsche Bank	2/11/13	4,400,000	8,862	8,705	(157)
Chilean Peso	Morgan Stanley	2/11/13	3,930,000	7,955	7,775	(180)
Chilean Peso	Barclays Bank	2/13/13	4,400,000	8,876	8,703	(173)
Chilean Peso	Morgan Stanley	2/13/13	10,560,000	21,398	20,887	(511)
Chilean Peso	Deutsche Bank	2/15/13	4,400,000	8,844	8,701	(143)
Chilean Peso	JP Morgan, Hambrecht and Quist	2/21/13	4,300,000	8,704	8,498	(206)
Chilean Peso	JP Morgan, Hambrecht and Quist	2/22/13	7,300,000	14,615	14,425	(190)
Chilean Peso	Deutsche Bank	2/25/13	3,890,000	7,757	7,684	(73)
Chilean Peso	Morgan Stanley	2/25/13	9,210,000	18,389	18,194	(195)
Chilean Peso	Deutsche Bank	2/26/13	2,610,000	5,168	5,155	(13)
Chilean Peso	Morgan Stanley	2/27/13	5,600,000	11,200	11,060	(140)
Chilean Peso	JP Morgan, Hambrecht and Quist	2/28/13	3,900,000	7,778	7,702	(76)
Chilean Peso	Deutsche Bank	2/28/13	3,250,000	6,460	6,418	(42)
Chilean Peso	Barclays Bank	3/1/13	8,000,000	16,101	15,797	(304)
Chilean Peso	Deutsche Bank	3/1/13	3,250,000	6,480	6,417	(63)
Chilean Peso	Barclays Bank	3/1/13	4,000,000	8,002	7,898	(104)
Chilean Peso	Deutsche Bank	3/4/13	7,00,000	1,398	1,382	(16)
Chilean Peso	Deutsche Bank	3/6/13	7,00,000	1,408	1,382	(26)
Chilean Peso	Morgan Stanley	3/11/13	2,500,000	4,888	4,931	43
Chilean Peso	JPMorgan Chase	3/21/13	4,300,000	8,617	8,473	(144)
European Euro	Deutsche Bank	7/17/12	46,750	61,916	62,377	461
European Euro	Deutsche Bank	7/17/12	43,482	57,766	58,017	251
European Euro	Bank of America	7/17/12	21,741	28,884	29,008	124
European Euro	Deutsche Bank	7/11/12	1,030,000	1,348,064	1,374,247	26,183
Hungarian Forint	Deutsche Bank	9/28/12	21,000,000	96,507	93,011	(3,496)
Hungarian Forint	Deutsche Bank	9/28/12	22,200,000	100,475	98,326	(2,149)
Indian Rupee	Deutsche Bank	5/29/12	28,560,000	600,000	553,495	(46,505)
Indian Rupee	JP Morgan Securities	7/12/12	14,490,000	312,309	278,544	(33,765)
Indian Rupee	JP Morgan Securities	10/31/12	41,781,250	813,501	789,764	(23,737)
Indian Rupee	JP Morgan Securities	3/12/13	8,556,800	160,000	158,960	(1,040)
Indian Rupee	HSBC	3/12/13	8,549,600	160,000	158,826	(1,174)
Indian Rupee	JP Morgan Securities	3/14/13	43,950,000	831,599	816,245	(15,354)
Indian Rupee	HSBC	3/15/13	8,645,260	164,000	160,540	(3,460)
Indian Rupee	Deutsche Bank	3/18/13	8,080,848	153,000	149,999	(3,001)
Indonesian Rupiah	JP Morgan Securities	6/19/12	1,225,000,000	132,504	132,955	451
Indonesian Rupiah	Deutsche Bank	6/26/12	255,000,000	27,577	27,655	78
Indonesian Rupiah	JPMorgan Chase	6/26/12	128,000,000	13,839	13,881	42
Indonesian Rupiah	JP Morgan Securities	9/17/12	803,000,000	84,526	86,349	1,823
Indonesian Rupiah	JP Morgan Securities	9/19/12	1,050,000,000	112,721	112,887	166
Indonesian Rupiah	JP Morgan Securities	9/20/12	1,365,000,000	147,967	146,738	(1,229)
Indonesian Rupiah	JP Morgan Securities	9/21/12	1,849,000,000	197,227	198,747	1,520
Indonesian Rupiah	HSBC	9/21/12	923,000,000	98,611	99,212	601
Indonesian Rupiah	JP Morgan Securities	9/24/12	944,000,000	98,590	101,438	2,848
Indonesian Rupiah	JP Morgan Securities	9/26/12	183,000,000	18,626	19,660	1,034
Indonesian Rupiah	Deutsche Bank	9/26/12	273,000,000	27,936	29,329	1,393
Indonesian Rupiah	JP Morgan Securities	12/17/12	126,000,000	13,030	13,401	371
Japanese Yen	Bank of America	4/20/12	628,915	7,720	7,602	(118)
Japanese Yen	Barclays Bank	4/20/12	427,060	5,158	5,162	4
Korean Won	Deutsche Bank	6/27/12	158,000,000	134,680	139,304	4,624
Korean Won	Deutsche Bank	6/27/12	158,000,000	135,844	139,304	3,460
Korean Won	HSBC	9/26/12	317,000,000	268,426	278,182	9,756
Malaysian Ringgit	HSBC	3/11/13	2,909,811	946,000	934,377	(11,623)
Malaysian Ringgit	JP Morgan Securities	3/12/13	735,120	240,000	236,047	(3,953)
Malaysian Ringgit	HSBC	3/15/13	1,235,558	403,000	396,691	(6,309)
Malaysian Ringgit	Deutsche Bank	3/18/13	964,663	313,131	309,681	(3,450)
Mexican Peso	HSBC	9/4/12	11,644,900	905,548	897,168	(8,380)
Mexican Peso	HSBC	3/8/13	10,223,640	762,293	775,300	13,007

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Philippine Peso	JP Morgan Securities	7/11/12	9,520,000	221,344	220,244	(1,100)
Philippine Peso	Deutsche Bank	7/18/12	28,970,800	670,000	669,968	(32)
Philippine Peso	HSBC	9/28/12	3,200,000	73,203	73,697	494
Philippine Peso	HSBC	10/3/12	2,600,000	59,232	59,866	634
Philippine Peso	Morgan Stanley	10/29/12	4,820,000	111,574	110,853	(721)
Philippine Peso	Deutsche Bank	11/14/12	3,000,000	69,380	68,946	(434)
Philippine Peso	Deutsche Bank	1/31/13	35,270,000	817,381	807,757	(9,624)
Singapore Dollar	Deutsche Bank	5/29/12	748,020	600,000	595,281	(4,719)
Singapore Dollar	HSBC	8/17/12	154,000	121,860	122,630	770
Singapore Dollar	Barclays Bank	8/17/12	103,000	81,811	82,019	208
Singapore Dollar	Deutsche Bank	8/23/12	106,000	84,506	84,412	(94)
Singapore Dollar	Deutsche Bank	8/24/12	106,000	84,288	84,413	125
Singapore Dollar	Deutsche Bank	8/27/12	132,000	105,234	105,120	(114)
Singapore Dollar	Deutsche Bank	8/31/12	66,000	52,514	52,562	48
Singapore Dollar	JP Morgan Securities	9/19/12	316,000	249,507	251,701	2,194
Singapore Dollar	HSBC	2/7/13	123,000	99,034	98,104	(930)
Singapore Dollar	Deutsche Bank	2/7/13	123,000	99,074	98,104	(970)
Singapore Dollar	Deutsche Bank	2/8/13	246,000	197,953	196,211	(1,742)
Singapore Dollar	Barclays Bank	2/13/13	34,819	28,064	27,773	(291)
Singapore Dollar	HSBC	2/14/13	90,300	72,764	72,028	(736)
Singapore Dollar	HSBC	2/14/13	125,400	101,048	100,025	(1,023)
Singapore Dollar	Deutsche Bank	2/19/13	154,000	122,709	122,844	135
Singapore Dollar	Deutsche Bank	2/28/13	66,000	52,636	52,652	16
Singapore Dollar	Deutsche Bank	3/19/13	220,800	174,366	176,177	1,811
Singapore Dollar	HSBC	3/19/13	252,000	199,414	201,072	1,658
Singapore Dollar	Deutsche Bank	3/21/13	237,700	189,523	189,665	142
Singapore Dollar	HSBC	3/21/13	190,000	151,467	151,605	138
Singapore Dollar	Morgan Stanley	3/26/13	321,000	253,755	256,144	2,389
Singapore Dollar	Morgan Stanley	3/26/13	321,000	255,126	256,144	1,018
Swiss Franc	Deutsche Bank	8/10/12	12,500	13,906	13,878	(28)

				21,186,190	21,046,343	(139,847)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	HSBC	5/21/12	1,783,538	2,819,773	2,851,370	(31,597)
British Pound	Barclays Bank	5/21/12	1,823,227	2,882,704	2,914,822	(32,118)
British Pound	Bank of America	5/21/12	51,406	80,746	82,184	(1,438)
British Pound	Bank of America	5/21/12	25,926	40,983	41,448	(464)
British Pound	Bank of America	5/21/12	63,107	99,785	100,890	(1,105)
British Pound	HSBC	5/21/12	22,234	34,937	35,546	(608)
British Pound	Deutsche Bank	5/21/12	22,234	34,927	35,546	(619)
British Pound	Barclays Bank	5/21/12	44,238	69,771	70,723	(952)
British Pound	Barclays Bank	5/21/12	11,495	18,324	18,378	(53)
European Euro	Deutsche Bank	4/4/12	109,000	153,118	145,353	7,764
European Euro	Deutsche Bank	4/5/12	73,000	102,174	97,347	4,827
European Euro	Deutsche Bank	4/10/12	61,000	85,912	81,347	4,566
European Euro	UBS Warburg	4/10/12	37,000	51,954	49,341	2,612
European Euro	HSBC	4/10/12	73,000	102,566	97,349	5,217
European Euro	UBS Warburg	4/12/12	99,000	141,132	132,023	9,109
European Euro	HSBC	4/16/12	60,000	85,985	80,015	5,970
European Euro	Deutsche Bank	4/16/12	370,000	528,027	493,428	34,599
European Euro	Deutsche Bank	4/23/12	319,000	451,018	425,428	25,590
European Euro	Deutsche Bank	5/7/12	181,000	264,731	241,404	23,326
European Euro	Barclays Bank	5/7/12	112,000	164,648	149,377	15,271
European Euro	Morgan Stanley	5/7/12	112,000	164,750	149,377	15,373
European Euro	Credit Suisse	5/7/12	153,000	224,298	204,060	20,238
European Euro	UBS Warburg	5/9/12	56,000	80,326	74,689	5,637
European Euro	Deutsche Bank	5/9/12	112,000	161,588	149,379	12,209
European Euro	Deutsche Bank	5/18/12	118,000	165,312	157,390	7,923
European Euro	Deutsche Bank	5/21/12	147,000	205,247	196,073	9,174
European Euro	UBS Warburg	5/21/12	118,000	164,822	157,392	7,430
European Euro	Deutsche Bank	5/21/12	24,000	33,667	32,012	1,655
European Euro	Morgan Stanley	5/24/12	22,722	31,683	30,307	1,376
European Euro	Deutsche Bank	5/29/12	260,000	361,725	346,813	14,912
European Euro	Deutsche Bank	5/29/12	500,000	695,625	666,947	28,678
European Euro	Deutsche Bank	6/6/12	57,050	81,644	76,102	5,542
European Euro	UBS Warburg	6/7/12	76,800	110,239	102,448	7,791
European Euro	Deutsche Bank	6/7/12	147,700	212,710	197,026	15,684
European Euro	Deutsche Bank	6/11/12	44,000	63,741	58,695	5,046
European Euro	Deutsche Bank	6/11/12	231,600	333,932	308,952	24,981
European Euro	Deutsche Bank	6/13/12	103,000	147,774	137,402	10,372
European Euro	Deutsche Bank	6/14/12	21,000	30,006	28,014	1,992
European Euro	Deutsche Bank	7/11/12	1,030,000	1,458,686	1,374,247	84,439
European Euro	Morgan Stanley	7/16/12	226,000	315,298	301,544	13,755
European Euro	Deutsche Bank	7/16/12	82,000	114,885	109,410	5,476
European Euro	UBS Warburg	7/16/12	257,000	360,018	342,906	17,113
European Euro	SSBT	7/17/12	3,648,796	4,782,768	4,868,489	(85,720)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

European Euro	Deutsche Bank	7/17/12	22,451	29,398	29,956	(558)
European Euro	Barclays Bank	7/17/12	44,903	58,807	59,912	(1,105)
European Euro	HSBC	7/17/12	22,451	29,456	29,956	(500)
European Euro	Barclays Bank	7/17/12	45,572	59,852	60,806	(954)
European Euro	UBS Warburg	7/18/12	257,000	360,378	342,910	17,468
European Euro	Deutsche Bank	7/18/12	129,000	180,947	172,122	8,825
European Euro	Morgan Stanley	7/18/12	51,000	71,400	68,048	3,352
European Euro	Barclays Bank	7/19/12	97,000	135,907	129,426	6,481
European Euro	Deutsche Bank	7/19/12	470,000	656,773	627,116	29,657
European Euro	Deutsche Bank	7/20/12	71,000	99,034	94,735	4,299
European Euro	Morgan Stanley	7/20/12	366,000	510,039	488,353	21,686
European Euro	Deutsche Bank	7/23/12	64,000	89,776	85,397	4,379
European Euro	Deutsche Bank	7/23/12	29,798	41,954	39,756	2,198
European Euro	Deutsche Bank	7/25/12	9,975	14,191	13,310	881
European Euro	Deutsche Bank	7/27/12	9,978	14,203	13,315	888
European Euro	Barclays Bank	7/31/12	19,998	28,472	26,681	1,792
European Euro	Barclays Bank	8/1/12	48,730	69,060	65,025	4,035
European Euro	Barclays Bank	8/2/12	48,862	69,663	65,202	4,461
European Euro	Deutsche Bank	8/6/12	136,000	191,311	181,485	9,826
European Euro	Deutsche Bank	8/6/12	87,500	124,332	116,764	7,568
European Euro	Barclays Bank	8/6/12	78,136	111,000	104,268	6,732
European Euro	Deutsche Bank	8/6/12	46,000	65,363	61,385	3,979
European Euro	Citibank	8/8/12	34,482	48,411	46,015	2,396
European Euro	Deutsche Bank	8/8/12	117,000	164,648	156,132	8,516
European Euro	Deutsche Bank	8/8/12	122,500	172,388	163,472	8,916
European Euro	Citibank	8/9/12	9,686	13,629	12,926	703
European Euro	Deutsche Bank	8/9/12	92,000	130,372	122,772	7,601
European Euro	Deutsche Bank	8/9/12	88,000	124,475	117,434	7,042
European Euro	Deutsche Bank	8/10/12	61,000	86,211	81,403	4,807
European Euro	Deutsche Bank	8/13/12	46,000	65,199	61,387	3,811
European Euro	Deutsche Bank	8/13/12	71,000	100,510	94,750	5,760
European Euro	CS First Boston	8/20/12	263,000	377,721	350,992	26,729
European Euro	Deutsche Bank	8/20/12	263,000	377,134	350,992	26,143
European Euro	Morgan Stanley	8/20/12	132,000	189,400	176,163	13,237
European Euro	Barclays Bank	8/20/12	395,000	566,212	527,155	39,057
European Euro	Barclays Bank	8/20/12	263,000	379,235	350,992	28,244
European Euro	Barclays Bank	8/23/12	28,299	40,694	37,768	2,926
European Euro	Barclays Bank	8/24/12	47,689	68,415	63,646	4,769
European Euro	Barclays Bank	8/27/12	30,957	44,625	41,316	3,308
European Euro	Deutsche Bank	8/29/12	28,089	40,212	37,489	2,723
European Euro	Deutsche Bank	8/31/12	891	1,289	1,189	99
European Euro	Deutsche Bank	9/6/12	15,000	21,282	20,021	1,262
European Euro	Barclays Bank	9/10/12	29,182	40,974	38,951	2,024
European Euro	Deutsche Bank	9/10/12	34,000	47,560	45,382	2,178
European Euro	Barclays Bank	9/12/12	28,968	40,497	38,666	1,832
European Euro	Deutsche Bank	9/13/12	15,000	20,525	20,022	503
European Euro	Barclays Bank	9/14/12	81,755	111,827	109,125	2,701
European Euro	UBS Warburg	9/17/12	76,694	105,124	102,372	2,752
European Euro	Barclays Bank	9/19/12	19,406	26,901	25,904	997
European Euro	Deutsche Bank	9/24/12	133,000	181,669	177,538	4,131
European Euro	Barclays Bank	9/24/12	45,864	62,399	61,223	1,176
European Euro	Deutsche Bank	9/24/12	96,000	131,268	128,148	3,121
European Euro	Deutsche Bank	9/26/12	107,000	144,759	142,833	1,926
European Euro	Deutsche Bank	9/28/12	633,857	855,486	846,140	9,345
European Euro	HSBC	9/28/12	180,000	241,808	240,284	1,525
European Euro	Deutsche Bank	9/28/12	350,000	470,008	467,218	2,790
European Euro	Morgan Stanley	9/28/12	130,000	176,615	173,538	3,077
European Euro	CS First Boston	9/28/12	270,000	364,365	360,425	3,940
European Euro	Deutsche Bank	9/28/12	840,000	1,141,510	1,121,323	20,187
European Euro	Deutsche Bank	9/28/12	130,000	176,775	173,538	3,237
European Euro	CS First Boston	9/28/12	130,000	176,410	173,538	2,872
European Euro	Deutsche Bank	10/9/12	420,000	554,765	560,702	(5,936)
European Euro	Deutsche Bank	10/15/12	320,000	441,088	427,218	13,870
European Euro	Barclays Bank	10/24/12	20,617	28,330	27,526	803
European Euro	Barclays Bank	10/25/12	154,898	214,905	206,811	8,094
European Euro	Citibank	10/26/12	60,360	84,031	80,590	3,442
European Euro	Deutsche Bank	10/31/12	270,305	383,781	360,910	22,871
European Euro	Deutsche Bank	10/31/12	158,278	225,026	211,332	13,694
European Euro	Deutsche Bank	10/31/12	479,412	679,959	640,108	39,851
European Euro	Deutsche Bank	10/31/12	1,644,000	2,317,728	2,195,063	122,665
European Euro	Deutsche Bank	10/31/12	103,075	145,316	137,625	7,691
European Euro	Deutsche Bank	11/2/12	7,376	10,260	9,849	411
European Euro	Barclays Bank	11/5/12	49,418	68,128	65,985	2,143
European Euro	UBS Warburg	11/8/12	34,983	48,324	46,711	1,613
European Euro	Barclays Bank	11/8/12	278,508	382,990	371,882	11,108
European Euro	Barclays Bank	11/15/12	335,703	458,016	448,273	9,743
European Euro	Barclays Bank	11/19/12	93,863	128,672	125,341	3,331
European Euro	Barclays Bank	11/21/12	327,027	443,776	436,705	7,071
European Euro	Barclays Bank	11/23/12	172,504	234,140	230,361	3,778
European Euro	Morgan Stanley	11/26/12	20,010	26,757	26,721	35
European Euro	Morgan Stanley	11/26/12	30,244	40,443	40,389	55
European Euro	UBS Warburg	11/26/12	75,559	101,109	100,903	205
European Euro	UBS Warburg	12/3/12	22,848	30,782	30,513	269
European Euro	Deutsche Bank	12/3/12	100,000	134,590	133,548	1,042
European Euro	Barclays Bank	12/12/12	97,000	130,630	129,550	1,080
European Euro	Deutsche Bank	12/20/12	525,093	687,347	701,331	(13,984)
European Euro	Deutsche Bank	1/7/13	115,000	149,522	153,616	(4,094)
European Euro	Deutsche Bank	1/7/13	197,372	256,621	263,647	(7,026)
European Euro	Deutsche Bank	1/23/13	1,650,000	2,137,616	2,204,283	(66,666)
European Euro	Deutsche Bank	2/11/13	53,941	71,884	72,071	(187)
European Euro	Barclays Bank	2/11/13	53,873	71,530	71,979	(449)
European Euro	Deutsche Bank	2/11/13	1,394,000	1,842,171	1,862,516	(20,345)
European Euro	Deutsche Bank	2/14/13	53,524	70,341	71,514	(1,174)
European Euro	Deutsche Bank	2/14/13	17,000	22,460	22,714	(254)
European Euro	UBS Warburg	2/19/13	15,000	19,813	20,042	(230)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

European Euro	JP Morgan Securities	2/19/13	15,000	19,797	20,042	(245)
European Euro	UBS Warburg	2/21/13	17,000	22,477	22,715	(238)
European Euro	Deutsche Bank	2/27/13	146,000	194,676	195,090	(414)
European Euro	Deutsche Bank	2/28/13	89,930	120,995	120,168	826
European Euro	Deutsche Bank	2/28/13	41,800	56,235	55,855	380
European Euro	Deutsche Bank	3/5/13	43,000	57,429	57,460	(32)
European Euro	Barclays Bank	3/7/13	107,759	142,942	143,999	(1,056)
European Euro	Morgan Stanley	3/8/13	43,000	56,575	57,461	(886)
European Euro	HSBC	3/8/13	15,000	19,751	20,045	(293)
European Euro	Deutsche Bank	3/8/13	660,000	868,751	881,966	(13,215)
European Euro	Citibank	3/8/13	57,000	74,966	76,170	(1,204)
European Euro	Citibank	3/8/13	1,647,605	2,166,914	2,201,715	(34,802)
European Euro	Barclays Bank	3/11/13	33,304	43,791	44,505	(714)
European Euro	Barclays Bank	3/15/13	10,012	13,140	13,380	(240)
European Euro	Deutsche Bank	3/18/13	134,000	175,517	179,078	(3,560)
European Euro	Citibank	3/19/13	10,643	13,976	14,223	(248)
European Euro	Barclays Bank	3/21/13	9,076	12,047	12,129	(82)
European Euro	Deutsche Bank	3/21/13	87,000	114,706	116,269	(1,563)
European Euro	Deutsche Bank	3/21/13	86,000	113,388	114,933	(1,545)
European Euro	Deutsche Bank	3/26/13	78,000	102,890	104,245	(1,355)
European Euro	Citibank	3/26/13	13,451	17,747	17,977	(230)
European Euro	Deutsche Bank	3/28/13	4,566	6,101	6,102	(1)
European Euro	Deutsche Bank	4/2/13	4,440	5,898	5,934	(36)
European Euro	Deutsche Bank	4/2/13	6,220	8,319	8,313	5
Japanese Yen	Morgan Stanley	4/16/12	68,447,040	820,000	827,281	(7,281)
Japanese Yen	Bank of America	4/20/12	7,842,397	102,181	94,790	7,391
Japanese Yen	Deutsche Bank	4/20/12	460,000	5,982	5,560	422
Japanese Yen	Deutsche Bank	4/20/12	372,216	4,685	4,499	186
Japanese Yen	Bank of America	4/20/12	448,805	5,597	5,425	173
Japanese Yen	Deutsche Bank	4/20/12	427,195	5,338	5,163	174
Japanese Yen	Deutsche Bank	4/20/12	303,465	3,640	3,668	(28)
Japanese Yen	HSBC	4/20/12	303,902	3,647	3,673	(26)
Japanese Yen	Bank of America	4/20/12	580,639	7,023	7,018	5
Japanese Yen	Citibank	4/20/12	3,500,000	42,638	42,304	334
Japanese Yen	UBS Warburg	4/20/12	3,500,000	42,613	42,304	309
Japanese Yen	Citibank	5/10/12	11,180,000	139,101	135,157	3,945
Japanese Yen	Deutsche Bank	5/11/12	7,475,000	92,981	90,367	2,613
Japanese Yen	UBS Warburg	5/11/12	11,175,000	139,010	135,098	3,912
Japanese Yen	Credit Suisse	5/29/12	48,990,000	600,000	592,352	7,648
Japanese Yen	Citibank	6/15/12	2,416,000	31,215	29,218	1,997
Japanese Yen	Bank of America	6/29/12	6,679,000	86,161	80,787	5,375
Japanese Yen	Barclays Bank	6/29/12	9,732,000	125,671	117,715	7,957
Japanese Yen	Deutsche Bank	7/11/12	26,073,000	322,287	315,417	6,870
Japanese Yen	Deutsche Bank	8/9/12	2,194,830	28,572	26,562	2,010
Japanese Yen	Barclays Bank	8/9/12	2,191,590	28,572	26,522	2,049
Japanese Yen	Citibank	8/9/12	2,192,764	28,572	26,537	2,035
Japanese Yen	JP Morgan Securities	8/30/12	22,800,000	299,193	275,995	23,198
Japanese Yen	Barclays Bank	9/18/12	2,251,755	29,053	27,264	1,789
Japanese Yen	UBS Warburg	9/28/12	121,466,500	1,598,349	1,470,905	127,444
Japanese Yen	Deutsche Bank	10/29/12	20,662,500	273,784	250,360	23,424
Japanese Yen	JP Morgan Securities	10/31/12	91,650,000	1,217,051	1,110,531	106,520
Japanese Yen	Deutsche Bank	11/16/12	6,194,000	81,113	75,076	6,037
Japanese Yen	HSBC	11/19/12	1,616,000	21,171	19,588	1,583
Japanese Yen	Barclays Bank	11/19/12	7,667,000	100,617	92,935	7,682
Japanese Yen	JP Morgan Securities	11/19/12	3,093,000	40,482	37,492	2,990
Japanese Yen	UBS Warburg	11/19/12	2,471,000	32,407	29,952	2,455
Japanese Yen	Barclays Bank	11/21/12	8,613,000	113,180	104,406	8,774
Japanese Yen	Morgan Stanley	12/17/12	41,392,500	535,673	502,001	33,672
Japanese Yen	JP Morgan Securities	12/27/12	2,255,332	29,188	27,357	1,830
Japanese Yen	Deutsche Bank	1/7/13	5,989,000	78,776	72,662	6,113
Japanese Yen	Citibank	1/10/13	1,520,000	19,924	18,443	1,481
Japanese Yen	UBS Warburg	1/11/13	1,520,000	19,915	18,443	1,472
Japanese Yen	Barclays Bank	1/11/13	3,030,000	39,727	36,765	2,963
Japanese Yen	HSBC	1/15/13	1,520,000	19,921	18,444	1,477
Japanese Yen	Deutsche Bank	1/15/13	1,520,000	19,916	18,444	1,472
Japanese Yen	UBS Warburg	1/15/13	3,250,000	42,488	39,437	3,051
Japanese Yen	HSBC	1/15/13	4,120,000	53,856	49,994	3,862
Japanese Yen	Barclays Bank	1/15/13	4,090,000	53,503	49,630	3,873
Japanese Yen	Morgan Stanley	1/22/13	50,187,445	657,205	609,077	48,128
Japanese Yen	Barclays Bank	1/28/13	8,700,000	112,680	105,595	7,084
Japanese Yen	UBS Warburg	1/28/13	7,610,000	98,403	92,366	6,037
Japanese Yen	Deutsche Bank	1/28/13	7,248,281	93,760	87,975	5,784
Japanese Yen	HSBC	1/28/13	9,353,364	120,896	113,526	7,370
Japanese Yen	Morgan Stanley	2/12/13	3,771,000	49,277	45,783	3,494
Japanese Yen	HSBC	2/12/13	3,336,000	43,608	40,502	3,106
Japanese Yen	JP Morgan Securities	2/15/13	680,000	8,812	8,256	555
Japanese Yen	JP Morgan Securities	2/15/13	1,140,000	14,773	13,841	931
Japanese Yen	Deutsche Bank	2/15/13	964,860	12,494	11,715	779
Japanese Yen	HSBC	2/22/13	4,020,000	51,015	48,815	2,200
Japanese Yen	JP Morgan Securities	2/25/13	4,000,000	50,457	48,575	1,882
Japanese Yen	JP Morgan Securities	3/1/13	4,600,000	57,572	55,866	1,706
Japanese Yen	HSBC	3/1/13	4,600,000	57,531	55,866	1,665
Japanese Yen	UBS Warburg	3/4/13	5,100,000	63,633	61,942	1,691
Japanese Yen	JP Morgan Securities	3/14/13	44,142,850	539,644	536,233	3,411
Japanese Yen	Citibank	3/15/13	2,260,084	27,448	27,455	(7)
Japanese Yen	Citibank	3/19/13	5,012,000	60,313	60,890	(577)
Japanese Yen	Morgan Stanley	3/19/13	3,000,000	36,172	36,446	(275)
Japanese Yen	Morgan Stanley	3/19/13	4,060,000	49,010	49,324	(314)
Japanese Yen	Barclays Bank	3/25/13	4,542,830	54,613	55,196	(583)
Swiss Franc	Bank of America	8/10/12	190,440	208,977	211,432	(2,455)
Swiss Franc	Deutsche Bank	8/10/12	197,431	216,719	219,193	(2,474)
Swiss Franc	Deutsche Bank	8/10/12	7,439	8,102	8,259	(156)

				56,203,583	54,894,875	1,308,712

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

At March 31, 2012, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/ Japanese Yen	Deutsche Bank	27,000	AUD	2,194,830	JPY	28,572	27,564	(1,008)
Australian Dollar/ Japanese Yen	Barclays Bank	27,000	AUD	2,191,590	JPY	28,572	27,564	(1,008)
Australian Dollar/ Japanese Yen	Citibank	27,000	AUD	2,192,764	JPY	28,572	27,564	(1,008)
Norwegian Krone/Euro	Deutsche Bank	2,110,000	NOK	270,305	EUR	383,781	367,740	(16,041)
Norwegian Krone/Euro	UBS Warburg	275,700	NOK	34,983	EUR	48,324	48,036	(288)
Norwegian Krone/Euro	Morgan Stanley	158,780	NOK	20,010	EUR	26,757	27,646	889
Norwegian Krone/Euro	Morgan Stanley	240,000	NOK	30,244	EUR	40,443	41,787	1,344
Norwegian Krone/Euro	UBS Warburg	600,000	NOK	75,559	EUR	101,109	104,468	3,359
Norwegian Krone/Euro	UBS Warburg	180,000	NOK	22,848	EUR	30,782	31,332	550
Polish Zloty/Euro	Morgan Stanley	91,000	PLN	22,722	EUR	31,683	29,131	(2,552)
Polish Zloty/Euro	Deutsche Bank	700,000	PLN	158,278	EUR	225,026	220,612	(4,414)
Polish Zloty/Euro	Deutsche Bank	233,000	PLN	53,941	EUR	71,884	72,787	903
Polish Zloty/Euro	Barclays Bank	233,000	PLN	53,873	EUR	71,530	72,787	1,257
Polish Zloty/Euro	Deutsche Bank	233,000	PLN	53,524	EUR	70,341	72,768	2,427
Swedish Krona/Euro	Deutsche Bank	5,900,000	SEK	633,857	EUR	855,486	886,085	30,599
Swedish Krona/Euro	Deutsche Bank	4,380,000	SEK	479,412	EUR	679,959	657,098	(22,861)

						2,722,819	2,714,968	(7,852)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks +(95.8%):
Aerospace & Defense (2.4%):
4,860	Boeing Co. (The)	$361,438
1,420	Goodrich Corp.	178,125
4,565	Honeywell International, Inc.	278,693
3,935	Raytheon Co.	207,690
5,565	United Technologies Corp.	461,561

		1,487,507

Air Freight & Logistics (1.0%):
7,350	United Parcel Service, Inc., Class B	593,292

Auto Components (0.0%):
1,660	Cooper Tire & Rubber Co.	25,265

Automobiles (0.3%):
14,990	Ford Motor Co.	187,225

Beverages (2.2%):
10,790	Coca-Cola Co. (The)	798,568
8,535	PepsiCo, Inc.	566,297

		1,364,865

Biotechnology (1.2%):
5,415	Amgen, Inc.	368,166
1,240	Biogen Idec, Inc.*	156,203
3,280	Gilead Sciences, Inc.*	160,228
610	Human Genome Sciences, Inc.*	5,026
3,050	PDL BioPharma, Inc.	19,368

		708,991

Capital Markets (1.8%):
8,950	Charles Schwab Corp. (The)	128,611
3,825	Eaton Vance Corp.	109,319
3,270	Goldman Sachs Group, Inc. (The)	406,690
6,805	Legg Mason, Inc.	190,064
10,530	Morgan Stanley	206,809
750	TD Ameritrade Holding Corp.	14,805
1,935	Waddell & Reed Financial, Inc., Class A	62,713

		1,119,011

Chemicals (2.0%):
9,750	Dow Chemical Co. (The)	337,740
7,410	E.I. du Pont de Nemours & Co.	391,989
4,560	Eastman Chemical Co.	235,707
1,390	Monsanto Co.	110,866
4,160	Olin Corp.	90,480
3,180	RPM International, Inc.	83,284

		1,250,066

Commercial Banks (2.6%):
1,740	Associated Banc-Corp.	24,290
1,360	FirstMerit Corp.	22,930
1,680	Old National Bancorp	22,075
120	Toronto-Dominion Bank (The)	10,194
13,275	U.S. Bancorp	420,552
31,955	Wells Fargo & Co.	1,090,944

		1,590,985

Commercial Services & Supplies (0.5%):
3,195	Avery Dennison Corp.	96,265
760	Deluxe Corp.	17,799
2,500	R.R. Donnelley & Sons Co.	30,975
4,355	Waste Management, Inc.	152,251

		297,290

Shares		Fair Value
Common Stocks+, continued
Communications Equipment (2.3%):
23,770	Cisco Systems, Inc.	$502,736
2,113	Motorola Mobility Holdings, Inc.*	82,914
2,229	Motorola Solutions, Inc.	113,300
320	Plantronics, Inc.	12,883
9,990	QUALCOMM, Inc.	679,520

		1,391,353

Computers & Peripherals (5.1%):
4,535	Apple, Inc.*	2,718,596
4,740	Dell, Inc.*	78,684
2,700	EMC Corp.*	80,676
11,135	Hewlett-Packard Co.	265,347

		3,143,303

Consumer Finance (0.7%):
3,800	American Express Co.	219,868
5,600	Discover Financial Services	186,704

		406,572

Containers & Packaging (0.1%):
1,210	Sonoco Products Co.	40,172

Distributors (0.3%):
2,875	Genuine Parts Co.	180,406

Diversified Financial Services (3.7%):
43,115	Bank of America Corp.	412,611
12,058	Citigroup, Inc.	440,720
765	CME Group, Inc.	221,337
24,160	JPMorgan Chase & Co.	1,110,877
1,595	NYSE Euronext	47,866

		2,233,411

Diversified Telecommunication Services (2.9%):
31,985	AT&T, Inc.	998,891
13,604	Frontier Communications Corp.	56,729
18,775	Verizon Communications, Inc.	717,768

		1,773,388

Electric Utilities (1.5%):
18,765	Duke Energy Corp.	394,253
770	Hawaiian Electric Industries, Inc.	19,520
10,415	Pepco Holdings, Inc.	196,739
5,900	Progress Energy, Inc.	313,349

		923,861

Electrical Equipment (0.6%):
5,510	Emerson Electric Co.	287,512
1,060	Hubbell, Inc., Class B	83,295

		370,807

Electronic Equipment, Instruments & Components (0.4%):
11,090	Corning, Inc.	156,147
2,720	TE Connectivity, Ltd.	99,960

		256,107

Energy Equipment & Services (2.0%):
2,670	Baker Hughes, Inc.	111,980
575	CARBO Ceramics, Inc.	60,634
190	Diamond Offshore Drilling, Inc.	12,683
7,440	Halliburton Co.	246,934
4,945	Patterson-UTI Energy, Inc.	85,499
8,651	Schlumberger, Ltd.	604,964
1,320	Tidewater, Inc.	71,306

		1,194,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Food & Staples Retailing (1.5%):
8,715	CVS Caremark Corp.	$390,432
1,790	Supervalu, Inc.	10,221
8,840	Wal-Mart Stores, Inc.	541,008

		941,661

Food Products (1.3%):
7,780	ConAgra Foods, Inc.	204,303
11,950	Kraft Foods, Inc., Class A	454,220
7,565	Sara Lee Corp.	162,874

		821,397

Gas Utilities (0.6%):
636	AGL Resources, Inc.	24,944
1,920	National Fuel Gas Co.	92,390
2,490	ONEOK, Inc.	203,334
1,390	WGL Holdings, Inc.	56,573

		377,241

Health Care Equipment & Supplies (1.3%):
4,260	Baxter International, Inc.	254,663
5,050	Boston Scientific Corp.*	30,199
1,420	Covidien plc	77,646
390	Intuitive Surgical, Inc.*	211,282
5,415	Medtronic, Inc.	212,214

		786,004

Health Care Providers & Services (2.3%):
5,205	Aetna, Inc.	261,083
1,945	Coventry Health Care, Inc.	69,183
3,700	HCA Holdings, Inc.	91,538
3,180	Medco Health Solutions, Inc.*	223,554
8,320	UnitedHealth Group, Inc.	490,381
1,180	Universal Health Services, Inc., Class B	49,454
2,620	WellPoint, Inc.	193,356

		1,378,549

Health Care Technology (0.0%):
600	Quality Systems, Inc.	26,238

Hotels, Restaurants & Leisure (1.6%):
7,240	International Game Technology	121,560
950	Las Vegas Sands Corp.	54,691
7,475	McDonald’s Corp.	733,297
520	Tim Hortons, Inc.	27,841
2,790	Wendy’s Co. (The)	13,978
290	Wynn Resorts, Ltd.	36,215

		987,582

Household Durables (0.8%):
5,800	Leggett & Platt, Inc.	133,458
5,755	Newell Rubbermaid, Inc.	102,497
1,100	Toll Brothers, Inc.*	26,389
2,205	Tupperware Brands Corp.	140,017
1,070	Whirlpool Corp.	82,240

		484,601

Household Products (1.7%):
2,020	Colgate-Palmolive Co.	197,516
1,545	Kimberly-Clark Corp.	114,160
11,045	Procter & Gamble Co. (The)	742,334

		1,054,010

Industrial Conglomerates (2.3%):
3,385	3M Co.	301,976
51,605	General Electric Co.	1,035,712
1,490	Tyco International, Ltd.	83,708

		1,421,396

Shares		Fair Value
Common Stocks+, continued
Insurance (2.5%):
540	AEGON NV, Sponsored ADR, NYS*	$3,002
1,960	AFLAC, Inc.	90,140
6,160	Allstate Corp. (The)	202,787
1,970	American International Group, Inc.*	60,735
1,000	Aon Corp. plc	49,060
3,010	Arthur J. Gallagher & Co.	107,577
2,200	Berkshire Hathaway, Inc., Class B*	178,530
4,455	Fidelity National Financial, Inc., Class A	80,324
410	Kemper Corp.	12,415
4,760	Lincoln National Corp.	125,474
4,665	Marsh & McLennan Cos., Inc.	152,965
970	Mercury General Corp.	42,428
5,230	Old Republic International Corp.	55,177
1,670	Principal Financial Group, Inc.	49,282
3,190	Travelers Cos., Inc. (The)	188,848
7,305	XL Group plc	158,445

		1,557,189

Internet & Catalog Retail (0.7%):
1,995	Amazon.com, Inc.*	404,007

Internet Software & Services (2.3%):
2,360	Akamai Technologies, Inc.*	86,612
660	AOL, Inc.*	12,520
200	Baidu, Inc., Sponsored ADR*	29,154
7,510	eBay, Inc.*	277,044
1,435	Google, Inc., Class A*	920,179
1,990	VeriSign, Inc.	76,297

		1,401,806

IT Services (4.1%):
6,730	Automatic Data Processing, Inc.	371,429
1,600	Broadridge Financial Solutions, Inc.	38,256
3,420	Cognizant Technology Solutions Corp., Class A*	263,169
2,620	Fidelity National Information Services, Inc.	86,774
5,575	International Business Machines Corp.	1,163,224
320	Lender Processing Services, Inc.	8,320
8,265	Paychex, Inc.	256,132
1,590	Visa, Inc., Class A	187,620
8,615	Western Union Co.	151,624

		2,526,548

Leisure Equipment & Products (0.4%):
7,110	Mattel, Inc.	239,323

Machinery (3.5%):
2,740	Caterpillar, Inc.	291,865
3,190	Cummins, Inc.	382,927
3,400	Deere & Co.	275,060
5,620	Eaton Corp.	280,045
2,325	Parker Hannifin Corp.	196,579
1,120	Pentair, Inc.	53,323
1,105	Snap-On, Inc.	67,372
1,785	SPX Corp.	138,391
4,390	Stanley Black & Decker, Inc.	337,854
1,930	Timken Co.	97,928

		2,121,344

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Media (2.4%):
7,075	News Corp., Class B	$141,358
3,515	Omnicom Group, Inc.	178,035
2,620	Time Warner Cable, Inc.	213,530
7,500	Time Warner, Inc.	283,125
700	Virgin Media, Inc.	17,486
14,620	Walt Disney Co. (The)	640,064

		1,473,598

Metals & Mining (0.9%):
14,075	Alcoa, Inc.	141,031
930	Companhia Siderurgica Nacional SA, Sponsored ADR	8,798
4,220	Freeport-McMoRan Copper & Gold, Inc.	160,529
3,875	Gerdau SA, Sponsored ADR	37,316
2,910	Nucor Corp.	124,985
1,869	Southern Copper Corp.	59,266
600	Steel Dynamics, Inc.	8,724
1,200	Worthington Industries, Inc.	23,016

		563,665

Multi-Utilities (1.7%):
6,330	Ameren Corp.	206,231
2,500	CenterPoint Energy, Inc.	49,300
5,265	Consolidated Edison, Inc.	307,581
2,855	Integrys Energy Group, Inc.	151,287
1,385	OGE Energy Corp.	74,098
7,810	Public Service Enterprise Group, Inc.	239,064

		1,027,561

Multiline Retail (1.1%):
4,165	J.C. Penney Co., Inc.	147,566
6,840	Macy’s, Inc.	271,753
3,970	Nordstrom, Inc.	221,208
10	Sears Holdings Corp.*	663
450	Target Corp.	26,222

		667,412

Oil, Gas & Consumable Fuels (8.8%):
8,195	Chesapeake Energy Corp.	189,878
11,810	Chevron Corp.	1,266,504
590	CNOOC, Ltd., Sponsored ADR	120,531
9,950	ConocoPhillips	756,299
2,420	Consol Energy, Inc.	82,522
24,340	Exxon Mobil Corp.	2,111,008
6,750	Occidental Petroleum Corp.	642,803
4,455	Southwestern Energy Co.*	136,323
1,270	Statoil ASA, Sponsored ADR	34,430
530	Total SA, Sponsored ADR	27,094

		5,367,392

Paper & Forest Products (0.4%):
7,160	MeadWestvaco Corp.	226,184

Personal Products (0.2%):
4,840	Avon Products, Inc.	93,702

Pharmaceuticals (5.8%):
9,980	Abbott Laboratories	611,674
2,210	Bristol-Myers Squibb Co.	74,588
2,800	Eli Lilly & Co.	112,756
2,610	GlaxoSmithKline plc, Sponsored ADR	117,215
13,300	Johnson & Johnson Co.	877,268
19,260	Merck & Co., Inc.	739,584
44,635	Pfizer, Inc.	1,011,429

		3,544,514

Shares		Fair Value
Common Stocks+, continued
Professional Services (0.1%):
640	Dun & Bradstreet Corp.	$54,227

Real Estate Investment Trusts (REITs) (1.7%):
9,050	Annaly Capital Management, Inc.	143,171
10,880	Duke Realty Corp.	156,019
440	Hatteras Financial Corp.	12,276
1,270	Healthcare Realty Trust, Inc.	27,940
6,890	Liberty Property Trust	246,111
4,375	Mack-Cali Realty Corp.	126,088
4,645	Senior Housing Properties Trust	102,422
4,288	Ventas, Inc.	244,845

		1,058,872

Road & Rail (0.5%):
13,525	CSX Corp.	291,058

Semiconductors & Semiconductor Equipment (2.5%):
7,320	Advanced Micro Devices, Inc.*	58,706
560	Altera Corp.	22,299
2,790	Analog Devices, Inc.	112,716
1,410	Applied Materials, Inc.	17,540
120	First Solar, Inc.*	3,006
27,015	Intel Corp.	759,392
2,825	Linear Technology Corp.	95,203
450	Maxim Integrated Products, Inc.	12,866
3,815	Microchip Technology, Inc.	141,918
3,775	NVIDIA Corp.*	58,097
5,340	Texas Instruments, Inc.	179,477
1,960	Xilinx, Inc.	71,403

		1,532,623

Software (3.9%):
5,700	Activision Blizzard, Inc.	73,074
3,285	Adobe Systems, Inc.*	112,709
2,610	Autodesk, Inc.*	110,455
42,785	Microsoft Corp.	1,379,816
22,475	Oracle Corp.	655,371
3,620	Symantec Corp.*	67,694

		2,399,119

Specialty Retail (2.8%):
1,830	Abercrombie & Fitch Co., Class A	90,786
4,140	American Eagle Outfitters, Inc.	71,167
2,225	Best Buy Co., Inc.	52,688
1,770	Foot Locker, Inc.	54,958
2,405	Gap, Inc. (The)	62,867
11,325	Home Depot, Inc. (The)	569,761
5,110	Limited Brands, Inc. (The)	245,280
8,350	Lowe’s Cos., Inc.	262,023
4,540	RadioShack Corp.	28,239
3,130	Tiffany & Co.	216,377
1,440	TJX Cos., Inc. (The)	57,182

		1,711,328

Thrifts & Mortgage Finance (0.2%):
1,494	Capitol Federal Financial, Inc.	17,719
9,505	New York Community Bancorp, Inc.	132,214

		149,933

Tobacco (2.1%):
11,330	Altria Group, Inc.	349,757
8,495	Philip Morris International, Inc.	752,742
3,540	Reynolds American, Inc.	146,698
1,821	Vector Group, Ltd.	32,268

		1,281,465

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Contracts		Fair Value
Common Stocks+, continued
Trading Companies & Distributors (0.1%):
1,255	GATX Corp.	$50,577

Wireless Telecommunication Services (0.1%):
1,900	Clearwire Corp., Class A*	4,332
1,970	Vodafone Group plc, Sponsored ADR	54,510

		58,842

Total Common Stocks (Cost $51,425,519)		58,618,845

Purchased Put Options (0.3%):
60	On S&P 500 Index, Strike @ 1,200 Exp. 4/21/12	2,550
65	On S&P 500 Index, Strike @ 1,250 Exp. 4/21/12	5,038
78	On S&P 500 Index, Strike @ 1,200 Exp. 5/19/12	17,745
65	On S&P 500 Index, Strike @ 1,225 Exp. 5/19/12	19,012
59	On S&P 500 Index, Strike @ 1,275 Exp. 5/19/12	29,795
87	On S&P 500 Index, Strike @ 1,275 Exp. 6/16/12	94,395

Total Purchased Put Options (Cost $591,880)		168,535

Unaffiliated Investment Company (7.6%):
4,643,694	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,643,694

Total Unaffiliated Investment Company (Cost $4,643,694)		4,643,694

Total Investment Securities (Cost $56,661,093)(b)—103.7%		63,431,074
Net other assets (liabilities)—(3.7)%		(2,280,908)

Net Assets—100.0%		$61,150,166

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
+	All or a portion of each common stock has been pledged as
collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of
Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Brazil	0.1%
Canada	—	^
Cayman Islands	—	^
China	0.2
France	—	^
Ireland (Republic of)	0.4
Netherlands	1.0
Norway	0.1
Switzerland	0.3
United Kingdom	0.3
United States	97.6

	100.0%

^	Represents less than 0.05%.

Written Call Options (-3.8%)

Number of Contracts		Fair Value
(46)	On S&P 500 Index, Strike @ 1,325 Exp. 4/21/12	$(390,540)
(48)	On S&P 500 Index, Strike @ 1,350 Exp. 4/21/12	(295,680)
(54)	On S&P 500 Index, Strike @ 1,375 Exp. 4/21/12	(216,000)
(53)	On S&P 500 Index, Strike @ 1,400 Exp. 4/21/12	(113,420)
(58)	On S&P 500 Index, Strike @ 1,325 Exp. 5/19/12	(518,520)
(47)	On S&P 500 Index, Strike @ 1,350 Exp. 5/19/12	(321,010)
(52)	On S&P 500 Index, Strike @ 1,375 Exp. 5/19/12	(253,760)
(56)	On S&P 500 Index, Strike @ 1,400 Exp. 6/16/12	(228,480)

Total Written Call Options (Premiums received $(1,631,495))		$(2,337,410)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (0.8%):
138,482	BAE Systems plc	$663,773
45,152	Cobham plc	165,346
1,117	Elbit Systems, Ltd.	43,577
17,439	European Aeronautic Defence & Space Co. NV	713,696
17,894	Finmeccanica SpA	96,818
33,974	Meggitt plc	219,358
79,467	Rolls-Royce Holdings plc	1,031,536
7,251	Safran SA	266,270
68,000	Singapore Technologies Engineering, Ltd.	176,232
4,311	Thales SA	161,247

		3,537,853

Air Freight & Logistics (0.3%):
36,066	Deutsche Post AG	694,822
15,449	TNT Express NV	191,008
29,197	Toll Holdings, Ltd.	177,604
17,300	YAMATO HOLDINGS Co., Ltd.	269,138

		1,332,572

Airlines (0.2%):
34,000	All Nippon Airways Co., Ltd.^	102,814
49,000	Cathay Pacific Airways, Ltd.	90,693
9,285	Deutsche Lufthansa AG, Registered Shares	129,868
38,521	International Consolidated Airlines Group SA*	110,886
46,621	Qantas Airways, Ltd.*	86,208
1,200	Ryanair Holdings plc, Sponsored ADR*	43,536
23,000	Singapore Airlines, Ltd.	197,286

		761,291

Auto Components (0.9%):
8,000	AISIN SEIKI Co., Ltd.	284,536
27,400	Bridgestone Corp.	670,443
7,655	Compagnie Generale DES Establissements Michelin SCA, Class B	569,652
3,362	Continental AG*	317,274
20,600	DENSO Corp.	696,488
67,434	GKN plc	222,719
4,000	Koito Manufacturing Co., Ltd.	65,226
7,000	NGK Spark Plug Co., Ltd.	100,698
6,300	NHK SPRING Co., Ltd.	68,469
4,500	NOK Corp.	98,342
4,656	Nokian Renkaat OYJ	226,704
9,841	Pirelli & C. SpA	116,966
6,200	Stanley Electric Co., Ltd.	99,443
7,300	Sumitomo Rubber Industries, Ltd.	97,740
2,900	Toyoda Gosei Co., Ltd.	57,086
3,000	Toyota Boshoku Corp.	35,569
7,800	Toyota Industries Corp.^	237,668

		3,965,023

Automobiles (3.3%):
14,052	Bayerische Motoren Werke AG (BMW)	1,263,368
8,000	Daihatsu Motor Co., Ltd.^	147,817
38,463	Daimler AG, Registered Shares	2,318,531
31,842	Fiat SpA	187,094
26,000	Fuji Heavy Industries, Ltd.	211,248

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
69,100	Honda Motor Co., Ltd.^	$2,656,805
52,000	Isuzu Motors, Ltd.	305,550
114,000	Mazda Motor Corp.*	200,881
161,000	Mitsubishi Motors Corp.*	184,072
105,500	Nissan Motor Co., Ltd.^	1,131,024
9,485	PSA Peugeot Citroen SA^	152,620
8,093	Renault SA	427,515
14,500	Suzuki Motor Corp.	349,858
117,000	Toyota Motor Corp.^	5,095,662
1,259	Volkswagen AG	202,974
12,000	Yamaha Motor Co., Ltd.	162,581

		14,997,600

Beverages (2.2%):
34,069	Anheuser-Busch InBev NV	2,482,148
16,800	Asahi Breweries, Ltd.	373,825
4,531	Carlsberg A/S, Class B	375,154
24,716	Coca-Cola Amatil, Ltd.	320,128
8,016	Coca-Cola Hellenic Bottling Co. SA	153,665
2,300	Coca-Cola West Co., Ltd.	40,410
106,024	Diageo plc	2,552,646
4,822	Heineken Holding NV	225,641
10,900	Heineken NV	605,579
36,000	Kirin Holdings Co., Ltd.	468,938
8,461	Pernod Ricard SA	884,418
40,483	SABMiller plc	1,624,408

		10,106,960

Biotechnology (0.2%):
4,599	Actelion, Ltd., Registered Shares	168,336
22,218	CSL, Ltd.	825,958
5,858	Grifols SA*	125,155

		1,119,449

Building Products (0.6%):
44,000	Asahi Glass Co., Ltd.	377,282
13,202	Assa Abloy AB, Class B	415,336
17,177	Compagnie de Saint-Gobain	767,509
9,800	Daikin Industries, Ltd.	267,689
1,675	Geberit AG, Registered Shares	350,699
11,300	JS Group Corp.	238,115
41,000	Nippon Sheet Glass Co., Ltd.	63,343
12,000	TOTO, Ltd.	90,904

		2,570,877

Capital Markets (1.9%):
39,885	3i Group plc	136,560
48,424	Credit Suisse Group AG, Registered Shares	1,380,058
70,300	Daiwa Securities Group, Inc.^	281,681
39,446	Deutsche Bank AG, Registered Shares	1,962,046
8,310	GAM Holding, Ltd.	121,146
22,629	ICAP plc	142,197
21,926	Investec plc	134,301
8,898	Julius Baer Group, Ltd.	359,506
14,892	Macquarie Group, Ltd.	448,702
79,021	Man Group plc	170,761
21,983	Mediobanca SpA	129,007
154,700	Nomura Holdings, Inc.	690,031
573	Partners Group Holding AG	111,826
7,906	Ratos AB, B Shares	109,832
949	SBI Holdings, Inc.^	90,694
4,777	Schroders plc	120,743

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
154,447	UBS AG, Registered Shares*	$2,166,602

		8,555,693

Chemicals (3.7%):
12,042	Air Liquide SA	1,605,579
6,000	Air Water, Inc.^	77,684
9,921	Akzo Nobel NV	585,188
2,301	Arkema, Inc.	214,763
55,000	Asahi Kasei Corp.^	340,801
38,975	BASF SE	3,412,325
13,000	Daicel Chemical Industries, Ltd.	84,410
21,000	Denki Kagaku Kogyo Kabushiki Kaisha	84,749
360	Givaudan SA, Registered Shares	347,466
4,400	Hitachi Chemical Co., Ltd.^	79,956
70,604	Incitec Pivot, Ltd.	230,418
18,768	Israel Chemicals, Ltd.	215,677
94	Israel Corp., Ltd. (The)	63,887
9,257	Johnson Matthey plc	349,373
7,700	JSR Corp.^	156,716
7,289	K+S AG, Registered Shares	381,244
12,000	Kaneka Corp.	72,823
9,000	Kansai Paint Co., Ltd.^	91,281
6,610	Koninklijke DSM NV	382,568
14,200	Kuraray Co., Ltd.	201,528
3,545	Lanxess AG	293,068
7,247	Linde AG	1,300,224
57,000	Mitsubishi Chemical Holdings Corp.	306,895
17,000	Mitsubishi Gas Chemical Co., Inc.	114,902
36,000	Mitsui Chemicals, Inc.	109,307
6,900	Nitto Denko Corp.	280,749
10,017	Novozymes A/S, B Shares	292,003
15,381	Orica, Ltd.	445,663
17,400	Shin-Etsu Chemical Co., Ltd.	1,013,555
63,000	Showa Denko K.K.	144,126
87	Sika AG-Bearer Shares	188,556
2,470	Solvay SA	292,162
68,000	SUMITOMO CHEMICAL Co., Ltd.^	291,870
4,015	Syngenta AG	1,383,057
12,000	Taiyo Nippon Sanso Corp.	85,308
38,000	Teijin, Ltd.	128,176
62,000	TORAY INDUSTRIES, Inc.^	462,962
23,000	Tosoh Corp.	64,106
41,000	Ube Industries, Ltd.	111,825
4,886	Umicore	269,576
625	Wacker Chemie AG^	55,099
8,040	Yara International ASA	383,430

		16,995,055

Commercial Banks (11.5%):
24,000	Aozora Bank, Ltd.	69,914
111,811	Australia & New Zealand Banking Group, Ltd.	2,694,392
27,973	Banca Carige SpA	36,718
209,164	Banca Monte dei Paschi di Siena SpA	88,247
197,684	Banco Bilbao Vizcaya Argentaria SA^	1,571,343
88,776	Banco de Sabadell SA	242,128
28,458	Banco Espirito Santo SA	51,952
75,254	Banco Popolare Societa Cooperativa	142,512
42,816	Banco Popular Espanol SA^	153,658
364,278	Banco Santander SA	2,800,029
45,168	Bank Hapoalim BM	167,317

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
50,223	Bank Leumi Le	$159,586
65,000	Bank of East Asia, Ltd. (The)	244,303
13,000	Bank of Kyoto, Ltd. (The)	118,677
52,000	Bank of Yokohama, Ltd. (The)	261,740
35,773	Bankia SA*	129,678
8,504	Bankinter SA^	44,611
491,633	Barclays plc	1,856,496
15,356	Bendigo and Adelaide Bank, Ltd.	123,278
41,003	BNP Paribas SA	1,947,364
155,000	BOC Hong Kong Holdings, Ltd.	428,899
32,000	Chiba Bank, Ltd. (The)	205,243
7,000	Chugoku Bank, Ltd. (The)	94,886
134,030	Chuo Mitsui Trust Holdings, Inc.	432,294
156,313	Commerzbank AG*	395,362
66,888	Commonwealth Bank of Australia	3,471,588
41,921	Credit Agricole SA	260,755
32,267	Criteria Caixacorp SA	125,750
27,434	Danske Bank A/S*	466,106
75,000	DBS Group Holdings, Ltd.	845,828
41,962	DnB NOR ASA	539,332
7,935	Erste Group Bank AG	182,637
34,000	Fukuoka Financial Group, Inc.	151,717
16,000	Gunma Bank, Ltd. (The)	86,120
18,000	Hachijuni Bank, Ltd. (The)	106,713
32,000	Hang Seng Bank, Ltd.	425,721
22,000	Hiroshima Bank, Ltd. (The)	101,033
57,000	Hokuhoku Financial Group, Inc.	109,470
758,190	HSBC Holdings plc	6,729,191
429,821	Intesa Sanpaolo	770,885
40,629	Intesa Sanpaolo	62,716
30,726	Israel Discount Bank*	41,051
10,000	Iyo Bank, Ltd. (The)	88,801
29,000	Joyo Bank, Ltd. (The)	133,449
6,856	KBC Groep NV	171,651
1,752,155	Lloyds Banking Group plc*	942,098
540,500	Mitsubishi UFJ Financial Group, Inc.^	2,718,435
5,737	Mizrahi Tefahot Bank, Ltd.	52,223
968,339	Mizuho Financial Group, Inc.^	1,591,395
93,540	National Australia Bank, Ltd.	2,384,089
41,892	National Bank of Greece SA*	107,832
39,168	Natixis	151,096
29,000	NISHI-NIPPON CITY BANK, Ltd. (The)	82,493
111,659	Nordea Bank AB^	1,016,077
109,000	Oversea-Chinese Banking Corp., Ltd.	773,319
1,919	Raiffeisen International Bank-Holding AG^	67,704
79,787	Resona Holdings, Inc.	370,082
752,917	Royal Bank of Scotland Group plc*	332,753
24,800	Seven Bank, Ltd.	54,357
60,000	Shinsei Bank, Ltd.	79,174
26,000	Shizuoka Bank, Ltd. (The)	269,034
59,546	Skandinaviska Enskilda Banken AB, Class A^	423,404
28,085	Societe Generale	821,142
101,056	Standard Chartered plc	2,519,660
56,969	Sumitomo Mitsui Financial Group, Inc.^	1,892,025
9,000	Suruga Bank, Ltd.	92,328
20,642	Svenska Handelsbanken AB, A Shares^	658,556

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
34,831	Swedbank AB, A Shares^	$542,454
34,446	UBI Banca—Unione di Banche Italiane SCPA	145,845
172,258	UniCredit SpA	863,356
53,000	United Overseas Bank, Ltd.	775,131
128,613	Westpac Banking Corp.	2,916,906
7,500	Wing Hang Bank, Ltd.	74,751
10,000	Yamaguchi Financial Group, Inc.	91,448

		52,140,308

Commercial Services & Supplies (0.6%):
11,259	Aggreko plc	404,943
15,069	Babcock International Group plc	191,872
63,760	Brambles, Ltd.	469,228
25,000	Dai Nippon Printing Co., Ltd.^	257,407
6,622	Edenred	199,176
58,674	G4S plc	255,604
9,000	SECOM Co., Ltd.^	442,919
13,369	Securitas AB, B Shares	129,072
21,156	Serco Group plc	183,470
1,185	Societe BIC SA	118,861
24,000	TOPPAN PRINTING Co., Ltd.^	188,987

		2,841,539

Communications Equipment (0.5%):
97,196	Alcatel-Lucent*	220,794
159,820	Nokia OYJ^	874,459
127,819	Telefonaktiebolaget LM Ericsson, B Shares	1,322,554

		2,417,807

Computers & Peripherals (0.3%):
79,000	Fujitsu, Ltd.	417,390
105,000	NEC Corp.*	219,895
5,800	Seiko Epson Corp.^	82,062
171,000	Toshiba Corp.	759,779

		1,479,126

Construction & Engineering (0.7%):
6,040	ACS, Actividades de Construccion y Servicios SA^	154,644
29,565	Balfour Beatty plc	135,185
7,922	Bouygues SA	242,350
7,000	Chiyoda Corp.	89,770
1,811	Eiffage SA	70,088
15,119	Ferrovial SA	173,798
2,015	Fomento de Construcciones y Contratas SA	45,035
1,742	Hochtief AG	105,739
8,000	JGC Corp.	248,926
35,000	Kajima Corp.^	106,635
6,000	Kinden Corp.	46,557
2,897	Koninklijke Boskalis Westminster NV	108,858
6,356	Leighton Holdings, Ltd.	140,455
27,000	Obayashi Corp.	118,044
25,000	Shimizu Corp.	100,803
17,193	Skanska AB, B Shares	298,313
43,000	TAISEI Corp.	112,434
19,198	Vinci SA	1,001,467

		3,299,101

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.6%):
30,690	Boral, Ltd.	$128,133
9,408	CIMPOR-Cimentos de Portugal SGPS SA	62,787
30,579	CRH plc	625,408
29,880	Fletcher Building, Ltd.	164,904
6,044	HeidelbergCement AG	366,115
10,370	Holcim, Ltd., Registered Shares	677,232
1,441	Imerys SA	87,735
19,277	James Hardie Industries SE	154,049
8,547	Lafarge SA	408,184

		2,674,547

Consumer Finance (0.0%):
3,600	Aeon Credit Service Co., Ltd.	57,006
6,200	Credit Saison Co., Ltd.	126,650

		183,656

Containers & Packaging (0.2%):
51,982	Amcor, Ltd.	400,618
37,576	Rexam plc	257,136
6,500	Toyo Seikan Kaisha, Ltd.	93,619

		751,373

Distributors (0.2%):
4,000	Jardine Cycle & Carriage, Ltd.	153,636
244,000	Li & Fung, Ltd.	557,404

		711,040

Diversified Consumer Services (0.0%):
2,900	Benesse Holdings, Inc.	144,862

Diversified Financial Services (1.1%):
7,320	ASX, Ltd.	251,735
74,028	BGP Holdings plc*(a)	—
8,258	Deutsche Boerse AG	555,936
1,390	Eurazeo	70,730
2,839	EXOR SpA	71,698
94,000	First Pacific Co., Ltd.	103,910
3,409	Groupe Bruxelles Lambert SA	263,703
43,500	Hong Kong Exchanges & Clearing, Ltd.	730,531
5,239	Industrivarden AB, C Shares	77,954
162,557	ING Groep NV*	1,355,390
19,222	Investor AB, B Shares	426,526
8,596	Kinnevik Investment AB, Class B	200,213
6,344	London Stock Exchange Group plc	104,944
2,510	Mitsubishi UFJ Lease & Finance Co., Ltd.	111,269
4,430	ORIX Corp.^	427,886
1,082	Pargesa Holding SA	77,843
6,120	Pohjola Bank plc^	67,719
36,000	Singapore Exchange, Ltd.	198,714

		5,096,701

Diversified Telecommunication Services (3.2%):
6,333	Belgacom SA	203,512
76,338	Bezeq The Israeli Telecommunication Corp., Ltd.	126,190
329,973	BT Group plc	1,193,164
119,211	Deutsche Telekom AG, Registered Shares	1,435,162
6,226	Elisa OYJ	149,160
78,698	France Telecom SA	1,167,243
11,281	Hellenic Telecommunications Organization SA	48,014

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,674	HKT Trust & HKT, Ltd.*	$2,857
787	Iliad SA	108,387
18,472	Inmarsat plc	135,963
62,723	Koninklijke KPN NV	689,510
18,576	Nippon Telegraph & Telephone Corp.^	845,481
169,000	PCCW, Ltd.	60,418
29,803	Portugal Telecom SGPS SA, Registered Shares	162,054
341,000	Singapore Telecommunications, Ltd.	854,556
1,002	Swisscom AG, Registered Shares^	405,358
20,528	TDC A/S	149,613
13,172	Tele2 AB, B Shares	269,178
81,599	Telecom Corp. of New Zealand, Ltd.	161,996
403,373	Telecom Italia SpA	479,239
261,331	Telecom Italia SpA	256,714
174,309	Telefonica SA	2,859,036
14,243	Telekom Austria AG	165,992
30,786	Telenor ASA	571,166
92,575	TeliaSonera AB	645,543
186,214	Telstra Corp., Ltd.	634,570
52,986	Vivendi	973,704

		14,753,780

Electric Utilities (2.2%):
1,079	Acciona SA	75,362
19,000	Cheung Kong Infrastructure Holdings, Ltd.	115,588
29,100	Chubu Electric Power Co., Inc.	526,996
13,000	Chugoku Electric Power Co., Inc. (The)	242,365
81,500	CLP Holdings, Ltd.	702,663
15,747	Contact Energy, Ltd.	60,973
76,428	E.ON AG	1,830,311
79,575	EDP—Energias de Portugal SA	231,700
10,141	Electricite de France	231,215
279,386	Enel SpA	1,009,865
18,626	Fortum OYJ	451,832
7,400	Hokkaido Electric Power Co., Inc.^	108,687
6,900	Hokuriku Electric Power Co.	125,274
59,500	Hongkong Electric Holdings, Ltd.	436,698
162,542	Iberdrola SA	922,118
31,500	Kansai Electric Power Co., Inc. (The)^	489,902
17,400	Kyushu Electric Power Co., Inc.	248,881
2,819	Oesterreichische Elektrizitaetswirtschafts AG, Class A^	85,710
4,464	Red Electrica Corporacion SA	218,307
40,146	Scottish & Southern Energy plc	852,909
7,700	Shikoku Electric Power Co., Inc.^	217,905
61,025	SP AusNet	67,954
50,759	Terna - Rete Elettrica Nationale SpA	203,915
19,200	Tohoku Electric Power Co., Inc.*^	219,965
59,000	Tokyo Electric Power Co., Inc. (The)*	149,466

		9,826,561

Electrical Equipment (1.4%):
93,030	ABB, Ltd.	1,911,745
8,889	Alstom SA	346,536
1,826	Bekaert NV	58,791
24,000	Fuji Electric Holdings Co., Ltd.	63,277
28,000	Furukawa Electric Co., Ltd. (The)	75,294
15,000	GS Yuasa Corp.^	82,959

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
9,530	Legrand SA	$350,500
1,100	MABUCHI MOTOR Co., Ltd.	50,292
83,000	Mitsubishi Electric Corp.	738,313
4,700	Nidec Corp.^	429,167
8,993	Prysmian SpA	157,976
20,776	Schneider Electric SA	1,356,320
31,800	Sumitomo Electric Industries, Ltd.	439,813
4,600	Ushio, Inc.	65,258
8,198	Vestas Wind Systems A/S*^	83,383

		6,209,624

Electronic Equipment, Instruments & Components (1.2%):
11,500	Citizen Holdings Co., Ltd.	73,055
98,144	Foxconn International Holdings, Ltd.*	69,605
19,900	Fujifilm Holdings Corp.	471,874
2,800	Hamamatsu Photonics K.K.^	106,054
10,814	Hexagon AB, B Shares	210,352
1,300	HIROSE ELECTRIC Co., Ltd.^	137,800
2,800	Hitachi High-Technologies Corp.	67,339
192,100	Hitachi, Ltd.^	1,242,141
18,400	HOYA Corp.	413,978
5,000	IBIDEN Co., Ltd.	129,738
1,870	Keyence Corp.	443,446
6,600	KYOCERA Corp.	611,087
8,800	Murata Manufacturing Co., Ltd.	526,668
18,000	Nippon Electric Glass Co., Ltd.	158,287
8,500	Omron Corp.	184,476
10,000	Shimadzu Corp.	90,610
5,200	TDK Corp.^	297,577
10,000	Yaskawa Electric Corp.^	94,495
8,800	Yokogawa Electric Corp.^	89,819

		5,418,401

Energy Equipment & Services (1.0%):
6,849	Aker Solutions ASA	116,187
14,401	AMEC plc	255,044
6,141	Compagnie Generale de Geophysique-Veritas*	182,400
2,887	Fugro NV	205,926
10,853	Petrofac, Ltd.	302,539
11,240	Saipem SpA	580,123
7,334	SBM Offshore NV	149,752
13,913	Seadrill, Ltd.	522,489
12,017	Subsea 7 SA*	318,935
4,248	Technip-Coflexip SA	501,200
19,756	Tenaris SA	377,564
14,768	Transocean, Ltd.	806,882
8,343	WorleyParsons, Ltd.	247,473

		4,566,514

Food & Staples Retailing (2.1%):
25,500	Aeon Co., Ltd.	335,413
24,384	Carrefour SA	584,120
2,291	Casino Guichard-Perrachon SA	225,666
3,373	Colruyt SA	135,529
4,216	Delhaize Group	221,609
23,563	Distribuidora Internacional de Alimentacion SA*	116,765
2,600	FamilyMart Co., Ltd.	110,227
50,777	J Sainsbury plc	252,732
9,337	Jeronimo Martins SGPS SA*	190,289
2,792	Kesko OYJ, B Shares	90,552

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
49,324	Koninklijke Ahold NV	$683,228
2,500	LAWSON, Inc.	157,676
33,604	Metcash, Ltd.	149,732
5,384	Metro AG	208,188
63,000	Olam International, Ltd.	118,232
32,100	Seven & I Holdings Co., Ltd.	958,030
340,261	Tesco plc	1,795,422
42,692	Wesfarmers, Ltd.	1,327,693
91,368	William Morrison Supermarkets plc	435,353
52,001	Woolworths, Ltd.	1,399,364

		9,495,820

Food Products (3.9%):
27,000	Ajinomoto Co., Inc.	340,155
3,634	Aryzta AG	179,563
15,137	Associated British Foods plc	295,610
84	Barry Callebaut AG, Registered Shares	84,208
24,783	Danone SA	1,727,940
281,382	Golden Agri-Resources, Ltd.	175,695
5,839	Kerry Group plc, Class A	270,194
8,000	Kikkoman Corp.	93,064
37	Lindt & Spruengli AG	118,886
5	Lindt & Spruengli AG, Registered Shares	186,108
2,826	Meiji Holdings Co., Ltd.^	123,719
140,028	Nestle SA, Registered Shares	8,815,556
7,000	Nippon Meat Packers, Inc.	89,333
7,500	Nisshin Seifun Group, Inc.	91,241
2,400	Nissin Foods Holdings Co., Ltd.	89,849
2,679	Suedzucker AG	85,326
19,917	Tate & Lyle plc	224,540
4,000	Toyo Suisan Kaisha, Ltd.	103,892
65,647	Unilever NV*(a)(b)	—
69,130	Unilever NV	2,351,965
54,469	Unilever plc	1,797,844
81,000	Wilmar International, Ltd.	316,973
4,400	Yakult Honsha Co., Ltd.^	151,708
5,000	Yamazaki Baking Co., Ltd.	71,904

		17,785,273

Gas Utilities (0.5%):
22,163	APA Group	117,551
7,343	Enagas	141,320
14,578	Gas Natural SDG SA	232,782
202,940	Hong Kong & China Gas Co., Ltd.	519,950
80,000	Osaka Gas Co., Ltd.	321,804
68,413	Snam Rete Gas SpA	328,849
17,000	Toho Gas Co., Ltd.^	100,394
105,000	Tokyo Gas Co., Ltd.	496,431

		2,259,081

Health Care Equipment & Supplies (0.7%):
2,410	Cochlear, Ltd.^	154,463
981	Coloplast A/S, Class B	170,237
8,467	Essilor International SA Cie Generale d'Optique	754,613
8,416	Getinge AB, B Shares	239,664
9,700	Olympus Co., Ltd.^	158,670
38,016	Smith & Nephew plc	385,560
2,080	Sonova Holding AG, Registered Shares	231,336

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
373	Straumann Holding AG, Registered Shares*	$63,454
2,797	Synthes, Inc.	485,567
3,000	Sysmex Corp.	121,825
7,400	Terumo Corp.	356,655
1,023	William Demant Holding A/S*	95,459

		3,217,503

Health Care Providers & Services (0.4%):
1,700	Alfresa Holdings Corp.	80,882
3,754	Celesio AG	67,928
8,860	Fresenius Medical Care AG & Co., KGaA	627,469
4,841	Fresenius SE	496,400
6,200	Medipal Holdings Corp.	80,732
2,300	Miraca Holdings, Inc.	90,291
5,485	Ramsay Health Care, Ltd.	111,122
15,607	Sonic Healthcare, Ltd.	202,848
3,100	Suzuken Co., Ltd.	95,964

		1,853,636

Hotels, Restaurants & Leisure (1.0%):
6,111	Accor SA	218,530
4,481	Autogrill SpA	47,272
7,518	Carnival plc	240,375
81,242	Compass Group plc	851,329
16,480	Crown, Ltd.	148,340
29,558	Echo Entertainment Group, Ltd.	134,665
55,000	Galaxy Entertainment Group, Ltd.*	151,775
262,757	Genting Singapore plc*	356,310
12,217	InterContinental Hotels Group plc	283,588
2,829	McDonald's Holdings Co., Ltd.	75,106
9,693	OPAP SA	94,002
2,200	Oriental Land Co., Ltd.^	235,852
102,100	Sands China, Ltd.	398,655
57,333	Shangri-La Asia, Ltd.	125,086
70,000	SJM Holdings, Ltd.	142,327
24,270	Sky City Entertainment Group, Ltd.	78,284
4,042	Sodexo	331,745
29,638	Tabcorp Holdings, Ltd.	83,519
59,172	Tatts Group, Ltd.	152,209
21,585	Tui Travel plc	67,710
7,531	Whitbread plc	222,035
68,400	Wynn Macau, Ltd.	198,819

		4,637,533

Household Durables (0.7%):
10,100	Casio Computer Co., Ltd.^	72,479
9,989	Electrolux AB, Series B^	211,224
18,540	Husqvarna AB, B Shares^	111,861
93,700	Panasonic Corp.	866,263
1,400	Rinnai Corp.	101,326
19,000	Sekisui Chemical Co., Ltd.	165,851
25,000	Sekisui House, Ltd.	246,800
42,000	Sharp Corp.^	307,416
42,600	Sony Corp.^	886,434

		2,969,654

Household Products (0.5%):
5,515	Henkel AG & Co. KGaA	344,018
26,283	Reckitt Benckiser Group plc	1,486,361
5,000	Unicharm Corp.^	264,417

		2,094,796

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power Producers & Energy Traders (0.2%):
9,714	EDP Renovaveis SA*	$48,314
5,200	Electric Power Development Co., Ltd.	141,700
72,633	Enel Green Power SpA	137,972
64,780	International Power plc^	419,420

		747,406

Industrial Conglomerates (1.5%):
214	Delek Group, Ltd.	42,263
38,000	Fraser & Neave, Ltd.	202,534
91,000	Hutchison Whampoa, Ltd.	908,566
61,200	Keppel Corp., Ltd.	534,953
42,977	Koninklijke Philips Electronics NV	870,880
56,500	NWS Holdings, Ltd.	86,719
32,205	Orkla ASA	254,904
44,000	SembCorp Industries, Ltd.	185,285
34,914	Siemens AG, Registered Shares	3,523,416
16,437	Smiths Group plc	276,825
1,388	Wendel	118,656

		7,005,001

Insurance (4.5%):
8,560	Admiral Group plc	162,543
73,125	AEGON NV*	405,568
357,800	AIA Group, Ltd.	1,310,291
19,285	Allianz SE, Registered Shares+	2,304,361
121,239	AMP, Ltd.	542,611
49,219	Assicurazioni Generali SpA	764,213
122,350	Aviva plc	648,876
73,864	AXA SA	1,225,488
2,092	Baloise Holding AG, Registered Shares	168,617
6,335	CNP Assurances	98,798
386	Dai-ichi Life Insurance Co., Ltd. (The)	540,801
4,526	Delta Lloyd NV	79,489
94,492	Fortis	207,466
8,151	Gjensidige Forsikring ASA	96,341
2,475	Hannover Rueckversicherung AG, Registered Shares	147,080
90,093	Insurance Australia Group, Ltd.	318,747
249,477	Legal & General Group plc	521,784
30,866	Mapfre SA^	99,393
23,911	MS&AD Insurance Group Holdings, Inc.^	495,944
7,611	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,148,397
15,725	NKSJ Holdings, Inc.^	355,569
234,756	Old Mutual plc	595,696
108,136	Prudential plc	1,293,447
47,357	QBE Insurance Group, Ltd.	696,522
58,639	Resolution, Ltd.	245,150
149,994	RSA Insurance Group plc^	251,013
18,032	Sampo OYJ, A Shares	520,716
7,292	SCOR SE	196,905
7,400	Sony Financial Holdings, Inc.	132,847
100,914	Standard Life plc	370,859
54,325	Suncorp-Metway, Ltd.	472,785
1,277	Swiss Life Holding AG, Registered Shares	152,024
14,701	Swiss Re AG*	940,635
24,536	T&D Holdings, Inc.	287,518
30,900	Tokio Marine Holdings, Inc.	857,477
983	Tryg A/S	55,468

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,715	Vienna Insurance Group Weiner Staeditische Versicherung AG	$75,647
6,254	Zurich Insurance Group AG	1,682,089

		20,469,175

Internet & Catalog Retail (0.1%):
314	Rakuten, Inc.	330,263

Internet Software & Services (0.1%):
4,000	DeNA Co., Ltd.	110,875
3,700	Gree, Inc.^	93,429
4,679	United Internet AG, Registered Shares	88,159
603	Yahoo! Japan Corp.^	195,231

		487,694

IT Services (0.3%):
13,282	Amadeus IT Holding SA, A Shares	250,478
2,056	Atos Origin SA	118,415
6,162	Cap Gemini SA	275,596
18,907	Computershare, Ltd.	176,261
3,723	Indra Sistemas SA	45,559
1,100	Itochu Techno-Solutions Corp.	49,266
4,400	Nomura Research Institute, Ltd.^	110,166
55	NTT Data Corp.	194,612
700	Otsuka Corp.	56,921

		1,277,274

Leisure Equipment & Products (0.2%):
8,000	Namco Bandai Holdings, Inc.	115,478
14,300	Nikon Corp.^	436,602
2,200	Sankyo Co., Ltd.	108,017
8,900	Sega Sammy Holdings, Inc.	187,494
3,100	Shimano, Inc.	188,053
7,100	Yamaha Corp.	74,414

		1,110,058

Life Sciences Tools & Services (0.1%):
2,040	Lonza Group AG, Registered Shares	105,430
9,990	QIAGEN NV*	155,525

		260,955

Machinery (2.8%):
14,133	Alfa Laval AB	290,714
15,000	AMADA Co., Ltd.	101,571
28,664	Atlas Copco AB, A Shares^	693,577
16,769	Atlas Copco AB, B Shares	361,394
40,000	Cosco Corp., Ltd.	37,310
8,100	Fanuc, Ltd.	1,456,151
32,898	Fiat Industrial SpA*	350,747
7,418	GEA Group AG	255,797
11,000	Hino Motors, Ltd.	80,264
4,600	Hitachi Construction Machinery Co., Ltd.	102,395
59,000	IHI Corp.	149,265
32,942	Invensys plc	105,029
14,000	Japan Steel Works, Ltd. (The)	97,034
9,400	JTEKT Corp.	113,806
60,000	Kawasaki Heavy Industries, Ltd.^	184,386
40,200	Komatsu, Ltd.^	1,151,693
6,686	Kone OYJ, B Shares	372,273
49,000	Kubota Corp.	472,642
4,600	Kurita Water Industries, Ltd.	113,607
4,700	Makita Corp.	190,569
2,734	MAN AG	364,424

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,526	Metso Corp. OYJ^	$235,994
130,000	Mitsubishi Heavy Industries, Ltd.	631,690
3,900	Nabtesco Corp.	80,908
11,000	NGK INSULATORS, Ltd.	157,729
18,000	NSK, Ltd.	140,155
20,000	NTN Corp.	85,015
42,399	Sandvik AB	612,004
13,313	Scania AB, B Shares	276,873
2,028	Schindler Holding AG	243,962
938	Schindler Holding AG, Registered Shares	112,217
34,000	SembCorp Marine, Ltd.	142,749
16,449	SKF AB, B Shares	402,442
2,300	SMC Corp.	369,779
1,000	Sulzer AG, Registered Shares	142,341
23,000	Sumitomo Heavy Industries, Ltd.	128,167
5,000	THK Co., Ltd.	102,856
4,867	Vallourec SA	308,030
59,354	Volvo AB, B Shares^	864,630
7,251	Wartsila Corp. OYJ^	273,261
9,176	Weir Group plc (The)	258,749
84,250	Yangzijiang Shipbuilding Holdings, Ltd.	89,102
5,971	Zardoya Otis SA	77,301

		12,780,602

Marine (0.3%):
57	A.P. Moller - Maersk A/S, Class B	441,213
23	A.P. Moller - Maersk A/S, Class A^	169,550
32,000	Kawasaki Kisen Kaisha, Ltd.*^	71,479
2,337	Kuehne & Nagel International AG, Registered Shares	316,054
48,000	Mitsui O.S.K. Lines, Ltd.	211,892
40,500	Neptune Orient Lines, Ltd.	45,571
64,000	Nippon Yusen Kabushiki Kaisha^	203,300
9,000	Orient Overseas International, Ltd.	64,009

		1,523,068

Media (1.2%):
1,614	Axel Springer AG	81,571
48,617	British Sky Broadcasting Group plc	525,346
7,477	Dentsu, Inc.^	240,226
5,476	Eutelsat Communications	202,503
99,228	Fairfax Media, Ltd.	74,529
900	Hakuhodo DY Holdings, Inc.	56,939
153,240	ITV plc	216,365
2,911	JC Decaux SA*	89,043
76	Jupiter Telecommunications Co., Ltd.	76,118
3,865	Kabel Deutschland Holding AG*	238,562
4,939	Lagardere S.C.A.	152,538
31,410	Mediaset SpA	86,761
2,016	Modern Times Group MTG AB, B Shares	111,245
34,389	Pearson plc	642,388
6,244	Publicis Groupe	344,006
29,212	Reed Elsevier NV	372,853
51,049	Reed Elsevier plc	452,254
3,723	Sanoma OYJ^	47,633
12,471	SES	309,332
55,000	Singapore Press Holdings, Ltd.	171,519
4,442	Societe Television Francaise 1	54,397
4,800	Toho Co., Ltd.	88,300

Shares		Fair Value
Common Stocks, continued
Media, continued
12,704	Wolters Kluwer NV	$240,430
53,150	WPP plc	726,426

		5,601,284

Metals & Mining (5.2%):
4,268	Acerinox SA	54,812
103,956	Alumina, Ltd.	133,033
56,161	Anglo American plc	2,097,281
17,043	Antofagasta plc	314,816
36,225	ArcelorMittal	692,930
89,628	BHP Billiton plc	2,744,133
136,276	BHP Billiton, Ltd.	4,927,403
11,984	Boliden AB	188,684
12,000	Daido Steel Co., Ltd.	83,861
10,697	Eurasian Natural Resource Corp.	101,270
51,858	Fortescue Metals Group, Ltd.	312,268
7,440	Fresnillo plc	190,585
58,057	Glencore International plc^	362,111
7,000	Hitachi Metals, Ltd.^	87,317
17,831	Iluka Resources, Ltd.	328,739
19,700	JFE Holdings, Inc.^	426,480
8,613	Kazakhmys plc	125,388
104,000	Kobe Steel, Ltd.	170,401
7,218	Lonmin plc	118,213
68,939	Lynas Corp., Ltd.*^	78,248
1,900	Maruichi Steel Tube, Ltd.	44,656
48,000	Mitsubishi Materials Corp.	152,491
32,491	Newcrest Mining, Ltd.	999,600
219,000	Nippon Steel Corp.^	604,863
26,000	Nisshin Steel Co., Ltd.	43,904
38,602	Norsk Hydro ASA	210,431
13,676	OZ Minerals, Ltd.	138,314
3,952	Randgold Resources, Ltd.	346,030
58,210	Rio Tinto plc	3,226,283
18,494	Rio Tinto, Ltd.	1,253,523
1,727	Salzgitter AG	94,749
6,748	Sims Metal Management, Ltd.	102,872
6,062	SSAB AB, A Shares^	57,372
22,000	Sumitomo Metal & Mining Co., Ltd.	312,385
140,000	Sumitomo Metal Industries, Ltd.	284,398
16,261	ThyssenKrupp AG	404,716
5,135	Vedanta Resources plc^	100,744
4,669	Voestalpine AG	157,129
88,075	Xstrata plc	1,508,152
1,900	YAMATO KOGYO Co., Ltd.^	55,654

		23,636,239

Multi-Utilities (1.3%):
41,721	A2A SpA^	33,446
20,033	AGL Energy, Ltd.	306,068
219,561	Centrica plc	1,112,358
52,566	GDF Suez	1,356,848
151,077	National Grid plc	1,524,172
20,791	RWE AG	992,627
11,740	Suez Environnement Co.	180,100
15,158	Veolia Environnement	250,495

		5,756,114

Multiline Retail (0.4%):
25,722	Harvey Norman Holdings, Ltd.^	53,589
16,000	Isetan Mitsukoshi Holdings, Ltd.^	189,441
20,000	J. FRONT RETAILING Co., Ltd.	112,443

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
25,366	Lifestyle International Holdings, Ltd.	$64,416
68,348	Marks & Spencer Group plc	414,067
9,400	MARUI GROUP Co., Ltd.	79,061
7,224	Next plc	344,332
3,230	Pinault Printemps Redoute	555,270
12,000	Takashimaya Co., Ltd.	100,262

		1,912,881

Office Electronics (0.7%):
10,000	Brother Industries, Ltd.^	136,807
48,100	Canon, Inc.	2,294,198
20,500	Konica Minolta Holdings, Inc.	181,067
1,345	Neopost SA	86,568
28,000	Ricoh Co., Ltd.^	275,128

		2,973,768

Oil, Gas & Consumable Fuels (7.3%):
144,016	BG Group plc	3,340,581
804,679	BP plc	6,009,432
5,909	Caltex Australia, Ltd.	85,032
26,000	Cosmo Oil Co., Ltd.^	72,377
101,985	Eni SpA	2,389,226
16,679	Essar Energy, Ltd.*	41,386
9,843	Galp Energia SGPS SA, B Shares	162,146
900	Idemitsu Kosan Co., Ltd.	89,792
94	INPEX Corp.	638,513
1,100	Japan Petroleum Exploration Co., Ltd.	51,685
95,270	JX Holdings, Inc.	596,126
9,447	Lundin Petroleum AB*	202,771
5,595	Neste Oil OYJ^	68,856
6,833	OMV AG	242,819
45,808	Origin Energy, Ltd.	633,549
33,832	Repsol YPF SA	849,813
154,513	Royal Dutch Shell plc, A Shares	5,393,248
112,971	Royal Dutch Shell plc, B Shares	3,979,610
39,868	Santos, Ltd.	589,376
8,200	Showa Shell Sekiyu K.K.	52,660
47,366	Statoil ASA	1,285,141
12,000	TonenGeneral Sekiyu K.K.	110,550
90,074	Total SA	4,590,492
38,525	Tullow Oil plc	940,259
27,357	Woodside Petroleum, Ltd.	986,576

		33,402,016

Paper & Forest Products (0.3%):
2,254	Holmen AB, B Shares	61,900
4,167	Nippon Paper Group, Inc.^	87,212
37,000	Oji Paper Co., Ltd.	179,950
24,231	Stora Enso OYJ, R Shares	179,835
24,282	Svenska Cellulosa AB, B Shares^	420,692
22,136	UPM-Kymmene OYJ^	301,202

		1,230,791

Personal Products (0.5%):
4,364	Beiersdorf AG	284,957
22,100	Kao Corp.	583,106
10,203	L'Oreal SA	1,258,131
15,000	Shiseido Co., Ltd.^	260,231

		2,386,425

Pharmaceuticals (7.7%):
19,100	Astellas Pharma, Inc.	789,395
55,292	AstraZeneca plc	2,458,592

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
35,093	Bayer AG	$2,470,082
9,800	Chugai Pharmaceutical Co., Ltd.	181,776
28,800	Daiichi Sankyo Co., Ltd.^	528,723
6,700	Dainippon Sumitomo Pharma Co., Ltd.	71,425
10,600	Eisai Co., Ltd.^	422,474
21,395	Elan Corp. plc*	316,774
214,208	GlaxoSmithKline plc	4,782,766
2,600	Hisamitsu Pharmaceutical Co., Inc.	123,802
11,000	Kyowa Hakko Kogyo Co., Ltd.	122,909
2,799	Merck KGaA	309,714
9,700	Mitsubishi Tanabe Pharma Corp.	136,757
99,031	Novartis AG, Registered Shares	5,486,598
18,046	Novo Nordisk A/S, B Shares^	2,503,393
3,400	Ono Pharmaceutical Co., Ltd.	190,092
4,074	Orion OYJ, Class B^	80,518
10,700	Otsuka Holdings Co., Ltd.	317,453
29,812	Roche Holding AG	5,192,195
48,346	Sanofi	3,747,577
3,000	Santen Pharmaceutical Co., Ltd.	128,647
12,500	Shionogi & Co., Ltd.^	173,825
23,876	Shire plc	759,967
1,600	Taisho Pharmaceutical Holdings Co., Ltd.	129,812
33,500	Takeda Pharmacuetical Co., Ltd.^	1,481,901
39,951	Teva Pharmaceutical Industries, Ltd.	1,799,237
2,700	Tsumura & Co.^	78,208
4,303	UCB SA	185,793

		34,970,405

Professional Services (0.6%):
5,528	Adecco SA, Registered Shares	289,554
2,279	Bureau Veritas SA	200,531
2,830	Campbell Brothers, Ltd.	197,217
25,719	Capita Group plc	301,237
42,376	Experian plc	660,143
6,929	Intertek Group plc	278,124
5,155	Randstad Holding NV^	194,313
232	SGS SA, Registered Shares	451,780

		2,572,899

Real Estate Investment Trusts (REITs) (1.4%):
77,000	Ascendas Real Estate Investment Trust	123,734
35,182	British Land Co. plc	270,110
94,000	CapitaMall Trust	134,961
78,416	CFS Retail Property Trust	145,444
2,446	Corio NV	128,913
201,887	Dexus Property Group	181,939
1,209	Fonciere des Regions SA	97,047
925	Gecina SA	96,551
294,620	Goodman Group	210,972
73,792	GPT Group	238,551
29,464	Hammerson plc+	195,924
1,012	Icade	90,211
29	Japan Prime Realty Investment Corp.	83,551
23	Japan Real Estate Investment Corp.	203,244
82	Japan Retail Fund Investment Corp.	121,938
4,609	Klepierre	160,184
33,372	Land Securities Group plc	385,734
22,994	Liberty International plc	121,924
94,500	Link REIT (The)	351,638
142,119	Mirvac Group	172,499
26	Nippon Building Fund, Inc.	247,854

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
12	Nomura Real Estate Office Fund, Inc.	$71,585
30,124	SEGRO plc	113,164
99,784	Stockland	304,354
3,906	Unibail-Rodamco	781,297
93,527	Westfield Group	860,400
120,771	Westfield Retail Trust	322,774

		6,216,497

Real Estate Management & Development (1.7%):
2,900	AEON Mall Co., Ltd.	67,665
109,000	Capitaland, Ltd.	270,437
60,606	CapitaMalls Asia, Ltd.	78,811
58,000	Cheung Kong Holdings, Ltd.	748,750
22,000	City Developments, Ltd.	198,596
3,200	Daito Trust Construction Co., Ltd.	288,740
20,000	Daiwa House Industry Co., Ltd.^	266,414
77,000	Global Logistic Properties, Ltd.*	134,738
38,000	Hang Lung Group, Ltd.	244,847
106,000	Hang Lung Properties, Ltd.	388,970
40,000	Henderson Land Development Co., Ltd.	219,694
24,500	Hopewell Holdings, Ltd.	67,338
26,000	Hysan Development Co., Ltd.	104,091
7,136	Immoeast AG*(a)(b)	—
40,858	Immofinanz Immobilien Anlagen AG	148,434
33,000	Keppel Land, Ltd.	91,663
29,500	Kerry Properties, Ltd.	132,239
22,633	Lend Lease Group	175,157
53,000	Mitsubishi Estate Co., Ltd.	956,087
35,000	Mitsui Fudosan Co., Ltd.	678,116
155,000	New World Development Co., Ltd.	186,122
4,300	Nomura Real Estate Holdings, Inc.	76,676
45	NTT Urban Development Corp.	36,852
123,600	Sino Land Co., Ltd.	198,438
15,000	Sumitomo Realty & Development Co., Ltd.^	365,972
60,000	Sun Hung Kai Properties, Ltd.	750,031
31,500	Swire Pacific, Ltd., Class A	352,931
19,000	Tokyu Land Corp.	93,995
20,000	UOL Group, Ltd.	75,403
63,300	Wharf Holdings, Ltd. (The)	344,590
38,000	Wheelock & Co., Ltd.	114,935

		7,856,732

Road & Rail (0.9%):
40,963	Asciano, Ltd.	208,185
64	Central Japan Railway Co.	529,517
76,000	ComfortDelGro Corp., Ltd.	94,322
7,986	DSV A/S^	181,429
14,413	East Japan Railway Co.	911,353
21,000	Keihin Electric Express Railway Co., Ltd.	183,789
24,000	Keio Corp.^	172,804
12,000	Keisei Electric Railway Co., Ltd.	93,221
68,000	Kintetsu Corp.^	259,639
61,000	MTR Corp., Ltd.	218,314
35,000	Nippon Express Co., Ltd.	136,883
27,000	Odakyu Electric Railway Co., Ltd.^	255,654
72,024	QR National, Ltd.	278,300
44,000	Tobu Railway Co., Ltd.^	234,154
47,000	Tokyu Corp.	223,312
7,100	West Japan Railway Co.^	285,711

		4,266,587

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.7%):
6,400	Advantest Corp.	$102,379
56,727	ARM Holdings plc	535,422
8,400	ASM Pacific Technology, Ltd.	122,960
18,410	ASML Holding NV	918,392
45,668	Infineon Technologies AG	466,720
4,100	ROHM Co., Ltd.	202,591
26,289	STMicroelectronics NV	214,573
5,300	SUMCO Corp.*	65,279
7,400	Tokyo Electron, Ltd.	424,282

		3,052,598

Software (0.9%):
2,439	Dassault Systemes SA	224,248
3,800	Konami Corp.	108,754
2,483	NICE Systems, Ltd.*	97,704
4,200	Nintendo Co., Ltd.^	636,350
1,800	Oracle Corp.	68,410
57,091	Sage Group plc (The)	273,111
39,046	SAP AG	2,726,231
2,400	Square Enix Holdings Co., Ltd.	50,427
4,500	Trend Micro, Inc.	139,278

		4,324,513

Specialty Retail (0.9%):
1,300	ABC-Mart, Inc.	48,946
2,200	Fast Retailing Co., Ltd.	504,713
43,393	Hennes & Mauritz AB, B Shares	1,570,283
9,323	Industria de Diseno Textil SA	892,650
101,443	Kingfisher plc	497,351
1,550	Nitori Co., Ltd.	140,396
2,000	Sanrio Co., Ltd.^	78,071
900	Shimamura Co., Ltd.	101,068
920	USS Co., Ltd.^	93,812
3,460	Yamada Denki Co., Ltd.	217,406

		4,144,696

Textiles, Apparel & Luxury Goods (1.3%):
8,881	Adidas AG	693,250
6,600	ASICS Corp.	75,231
18,639	Burberry Group plc	445,942
2,280	Christian Dior SA	349,706
22,154	Compagnie Financiere Richemont SA, Bearer Shares, Class A	1,391,472
4,903	Luxottica Group SpA	176,915
10,773	LVMH Moet Hennessy Louis Vuitton SA	1,850,501
1,310	Swatch Group AG (The)	604,131
1,875	Swatch Group AG (The), Registered Shares	150,943
30,500	Yue Yuen Industrial Holdings, Ltd.	107,497

		5,845,588

Tobacco (1.6%):
83,576	British American Tobacco plc	4,220,142
42,776	Imperial Tobacco Group plc	1,734,032
190	Japan Tobacco, Inc.^	1,077,245
8,954	Swedish Match AB, Class B	356,669

		7,388,088

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.3%):
1,922	Brenntag AG	$235,441
13,786	Bunzl plc	221,281
63,400	ITOCHU Corp.	693,831
70,000	Marubeni Corp.	507,491
59,600	Mitsubishi Corp.	1,389,856
73,700	Mitsui & Co., Ltd.^	1,213,306
165,090	Noble Group, Ltd.	181,139
51,700	Sojitz Corp.	92,813
47,700	Sumitomo Corp.^	696,488
8,900	Toyota Tsushu Corp.	182,825
12,234	Wolseley plc	466,185

		5,880,656

Transportation Infrastructure (0.4%):
16,551	Abertis Infraestructuras SA	281,603
1,466	Aeroports de Paris	120,433
13,094	Atlantia SpA	217,686
38,860	Auckland International Airport, Ltd.	78,229
1,554	Fraport AG	97,390
23,905	Groupe Eurotunnel SA	207,492
224,000	Hutchison Port Holdings Trust	171,308
10,000	Kamigumi Co., Ltd.	83,245
3,083	Koninklijke Vopak NV	177,541
5,000	Mitsubishi Logistics Corp.	59,604
14,522	Sydney Airport	43,172
55,050	Transurban Group	320,331

		1,858,034

Water Utilities (0.1%):
10,135	Severn Trent plc	250,164
28,483	United Utilities Group plc	273,974

		524,138

Wireless Telecommunication Services (2.1%):
1,935	Cellcom Israel, Ltd.	24,900
123	KDDI Corp.^	800,536
3,301	Millicom International Cellular SA, SDR	374,556
1,330	Mobistar SA	66,215
648	NTT DOCOMO, Inc.	1,080,295
3,848	Partner Communications Co., Ltd.	29,416
37,600	SOFTBANK Corp.	1,118,723
23,202	StarHub, Ltd.	57,230
2,133,367	Vodafone Group plc	5,889,797

		9,441,668

Total Common Stocks (Cost $417,745,696)		442,004,722

Preferred Stocks (0.5%):
Automobiles (0.4%):
2,125	Bayerische Motoren Werke AG (BMW), Preferred Shares	126,191
6,432	Porsche Automobil Holding SE, Preferred Shares	379,527
6,138	Volkswagen AG, Preferred Shares	1,080,241

		1,585,959

Household Products (0.1%):
7,596	Henkel AG & Co. KGaA	556,468

Media (0.0%):
3,292	ProSiebenSat.1 Media AG, Preferred Shares	84,590

Shares		Fair Value
Preferred Stocks, continued
Multi-Utilities (0.0%):
1,580	RWE AG	$69,450

Total Preferred Stocks (Cost $1,798,198)		2,296,467

Securities Held as Collateral for Securities on Loan (10.5%):
$47,640,842	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	47,640,842

Total Securities Held as Collateral for Securities on Loan (Cost $47,640,842)		47,640,842

Unaffiliated Investment Company (0.3%):
1,323,195	Dreyfus Treasury Prime Cash Management, 0.00%(d)	1,323,195

Total Unaffiliated Investment Company (Cost $1,323,195)		1,323,195

Total Investment Securities (Cost $468,507,931)(e)—108.5%		493,265,226
Net other assets (liabilities)—(8.5)%		(38,640,579)

Net Assets—100.0%		$454,624,647

Percentages indicated are based on net assets as of March 31, 2012.

+	Affiliated securities
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $45,430,074.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	7.6%
Austria	0.2
Belgium	0.9
Bermuda	0.1
Cayman Islands	—	^
Denmark	1.0
Finland	0.8
France	7.9
Germany	7.7
Greece	0.1
Guernsey	—	^
Hong Kong	2.6
Ireland (Republic of)	0.4
Israel	0.6
Italy	2.0
Japan	19.5
Jersey	0.2
Kazakhstan	—	^
Luxembourg	0.3
Netherlands	2.6
New Zealand	0.1
Norway	0.7
Portugal	0.2
Singapore	1.5
Spain	2.6
Sweden	2.8
Switzerland	7.7
United Kingdom	19.9
United States	10.0

	100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $606,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
SGX NIKKEI Index June Futures (Japanese Yen)	Long	6/8/12	29	$1,768,036	$37,175
DJ EURO STOXX 50 June Futures (Euro)	Long	6/15/12	79	2,537,785	(39,838)
FTSE 100 Index June Futures (British Pounds)	Long	6/15/12	27	2,474,075	(38,784)
MSCI EAFE Index E-Mini June Futures (U.S. Dollar)	Long	6/15/12	12	924,960	7,333
SPI 200 Index June Futures (Australia Dollar)	Long	6/22/12	10	1,124,925	17,805

					$(16,309)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (62.7%):
Beverages (1.4%):
47,961	Coca-Cola Co. (The)	$3,549,594
54,529	PepsiCo, Inc.	3,617,999

		7,167,593

Capital Markets (1.8%):
235,301	Charles Schwab Corp. (The)	3,381,275
60,169	Northern Trust Corp.	2,855,019
65,620	State Street Corp.	2,985,710

		9,222,004

Chemicals (0.7%):
37,559	PPG Industries, Inc.	3,598,152

Commercial Banks (4.3%):
107,496	BB&T Corp.	3,374,299
76,425	Comerica, Inc.	2,473,113
185,677	Fifth Third Bancorp	2,608,762
100,154	PNC Financial Services Group, Inc.	6,458,932
84,188	U.S. Bancorp	2,667,076
125,107	Wells Fargo & Co.	4,271,153

		21,853,335

Commercial Services & Supplies (0.5%):
61,298	Cintas Corp.	2,397,978

Computers & Peripherals (1.2%):
170,116	Dell, Inc.*	2,823,926
127,623	Hewlett-Packard Co.	3,041,256

		5,865,182

Diversified Financial Services (4.8%):
180,036	Citigroup, Inc.	6,580,316
387,690	JPMorgan Chase & Co.	17,825,986

		24,406,302

Diversified Telecommunication Services (0.8%):
103,602	Verizon Communications, Inc.	3,960,704

Electric Utilities (2.2%):
93,356	American Electric Power Co., Inc.	3,601,675
67,885	Edison International	2,885,791
27,346	Entergy Corp.	1,837,651
62,420	FirstEnergy Corp.	2,845,728

		11,170,845

Energy Equipment & Services (1.3%):
53,786	Baker Hughes, Inc.	2,255,785
44,355	Cameron International Corp.*	2,343,275
28,480	Schlumberger, Ltd.	1,991,606

		6,590,666

Food & Staples Retailing (1.5%):
142,259	SYSCO Corp.	4,247,854
97,337	Walgreen Co.	3,259,816

		7,507,670

Food Products (2.3%):
117,635	Archer-Daniels-Midland Co.	3,724,324
86,907	Kraft Foods, Inc., Class A	3,303,335
136,405	Unilever NV, NYS	4,641,862

		11,669,521

Health Care Equipment & Supplies (1.1%):
142,363	Medtronic, Inc.	5,579,206

Health Care Providers & Services (2.4%):
54,836	Cardinal Health, Inc.	2,363,980
52,987	CIGNA Corp.	2,609,610

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
116,279	UnitedHealth Group, Inc.	$6,853,484
2,084	WellPoint, Inc.	153,799

		11,980,873

Hotels, Restaurants & Leisure (0.6%):
99,513	Carnival Corp.	3,192,377

Household Products (2.0%):
24,444	Energizer Holdings, Inc.*	1,813,256
126,335	Procter & Gamble Co. (The)	8,490,975

		10,304,231

Industrial Conglomerates (4.7%):
758,086	General Electric Co.	15,214,786
148,232	Tyco International, Ltd.	8,327,674

		23,542,460

Insurance (2.9%):
44,326	Aon Corp. plc	2,174,634
37,598	Chubb Corp. (The)	2,598,398
293,798	Marsh & McLennan Cos., Inc.	9,633,636

		14,406,668

Internet Software & Services (1.8%):
241,492	eBay, Inc.*	8,908,640

IT Services (1.2%):
106,503	Amdocs, Ltd.*	3,363,365
162,053	Western Union Co.	2,852,133

		6,215,498

Machinery (0.9%):
109,144	Ingersoll-Rand plc	4,513,104

Media (5.0%):
266,952	Comcast Corp., Class A	8,011,230
64,977	Time Warner Cable, Inc.	5,295,625
147,920	Time Warner, Inc.	5,583,980
137,503	Viacom, Inc., Class B	6,525,892

		25,416,727

Oil, Gas & Consumable Fuels (6.7%):
97,675	Anadarko Petroleum Corp.	7,651,860
34,805	ConocoPhillips	2,645,528
43,127	Devon Energy Corp.	3,067,192
48,469	Exxon Mobil Corp.	4,203,716
64,900	Hess Corp.	3,825,855
35,839	Occidental Petroleum Corp.	3,412,948
80,482	Royal Dutch Shell plc, Sponsored ADR	5,644,203
99,920	Williams Cos., Inc. (The)	3,078,535
22,131	WPX Energy, Inc.*	398,579

		33,928,416

Personal Products (1.1%):
286,257	Avon Products, Inc.	5,541,936

Pharmaceuticals (4.5%):
17,366	Abbott Laboratories	1,064,362
169,386	Bristol-Myers Squibb Co.	5,716,777
39,300	Eli Lilly & Co.	1,582,611
28,366	Hospira, Inc.*	1,060,605
163,655	Merck & Co., Inc.	6,284,352
312,032	Pfizer, Inc.	7,070,645

		22,779,352

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.2%):
237,647	Applied Materials, Inc.	$2,956,329
115,641	Intel Corp.	3,250,668

		6,206,997

Software (1.7%):
259,698	Microsoft Corp.	8,375,261

Specialty Retail (0.9%):
91,724	Home Depot, Inc. (The)	4,614,634

Wireless Telecommunication Services (1.2%):
209,470	Vodafone Group plc, Sponsored ADR	5,796,035

Total Common Stocks (Cost $260,551,642)		316,712,367

Preferred Stocks (1.2%):
Commercial Banks (0.5%):
13,608	KeyCorp, Series A^	1,530,900
91,449	Swift Mandatory Common Exchange Security Trust(a)	994,617

		2,525,517

Health Care Providers & Services (0.3%):
1,310	HealthSouth Corp., Series A	1,290,350

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	829,831

Oil, Gas & Consumable Fuels (0.2%):
27,346	El Paso Energy Capital Trust I	1,252,789

Professional Services (0.0%):
3,370	Nielsen Holdings NV	195,671

Total Preferred Stocks (Cost $5,171,464)		6,094,158

Convertible Preferred Stock (0.2%):
Health Care Providers & Services (0.2%):
18,754	Omnicare Capital Trust II, Series BCallable 4/16/12 @ 50	896,676

Total Convertible Preferred Stocks (Cost $848,745)		896,676

Convertible Bonds (9.7%):
Biotechnology (1.5%):
$ 1,814,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 ^	1,798,127
3,394,000	Gilead Sciences, Inc., 1.63%, 5/1/16	4,335,835
1,108,000	Vertex Pharmaceuticals, 3.35%, 10/1/15, Callable 10/1/13 @ 101.34	1,270,045

		7,404,007

Capital Markets (0.6%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,921,700
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100, MTN(a)	1,175,397

		3,097,097

Principal Amount		Fair Value
Convertible Bonds, continued
Communications Equipment (0.5%):
$ 1,106,000	Ciena Corp., 4.00%, 3/15/15(a)	$1,248,398
983,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	1,217,691

		2,466,089

Computers & Peripherals (0.9%):
4,295,000	Sandisk Corp., 1.00%, 5/15/13	4,284,262

Construction Materials (0.5%):
2,629,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,471,260

Energy Equipment & Services (0.3%):
1,542,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	1,557,420

Health Care Equipment & Supplies (0.9%):
1,890,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,975,050
503,000	NuVasive, Inc., 2.75%, 7/1/17	428,807
1,733,000	Teleflex, Inc., 3.88%, 8/1/17	2,034,109

		4,437,966

Health Care Providers & Services (0.4%):
956,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	892,665
416,000	Omnicare, Inc., 3.75%, 12/15/25 ^	604,240
771,000	Omnicare, Inc., 3.25%, 12/15/35	741,124

		2,238,029

Hotels, Restaurants & Leisure (0.9%):
1,661,000	International Game Technology, Inc., 3.25%, 5/1/14(a)	1,883,159
2,693,000	MGM Resorts International, 4.25%, 4/15/15	2,851,213

		4,734,372

Internet & Catalog Retail (0.4%):
1,694,700	Liberty Media Corp., 3.13%, 3/30/23	2,046,350

Machinery (0.3%):
836,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	889,295
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	489,325

		1,378,620

Media (0.4%):
1,317,000	Gaylord Entertainment Co., 3.75%, 10/1/14 (a)	1,689,053
480,000	Interpublic Group of Cos., Inc. (The), 4.75%, 3/15/23, Callable 3/15/13 @ 100	549,000

		2,238,053

Oil, Gas & Consumable Fuels (0.0%):
77,000	Stone Energy Corp., 1.75%, 3/1/17	74,305

Pharmaceuticals (0.6%):
1,094,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,554,848
1,214,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15	1,623,725

		3,178,573

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment (0.6%):
$ 1,048,000	Micron Technology, Inc., Series A, 1.50%, 8/1/31, Callable 8/5/15 @ 100(a)	$1,105,640
663,000	Novellus Systems, Inc., 2.63%, 5/15/41(a)	921,570
452,000	Xilinx, Inc., 3.13%, 3/15/37	574,040
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	650,240

		3,251,490

Software (0.3%):
1,280,000	Symantec Corp., 1.00%, 6/15/13^	1,433,600

Thrifts & Mortgage Finance (0.2%):
990,000	MGIC Investment Corp., 5.00%, 5/1/17	764,775

Wireless Telecommunication Services (0.4%):
1,691,000	SBA Communications Corp., 1.88%, 5/1/13	2,134,888

Total Convertible Bonds (Cost $45,872,331)		49,191,156

Corporate Bonds (4.2%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15	66,165

Airlines (0.1%):
102,978	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	107,869
300,000	Continental Airlines 2012-A, Class A, 4.15%, 4/11/24	295,125
80,936	Delta Air Lines, Inc., 6.20%, 7/2/18	87,613

		490,607

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	22,209
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	144,898
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	88,473

		255,580

Capital Markets (0.6%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	144,699
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	192,914
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,064,640
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,221,248
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	87,582
185,000	General Electric Capital Corp., 4.65%, 10/17/21, MTN	196,899
165,000	HSBC Finance Corp., 7.00%, 5/15/12	166,192
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	77,819
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	89,254

		3,241,247

Commercial Banks (1.2%):
295,000	Bank of America Corp., 5.75%, 12/1/17	316,386
175,000	Bank of America Corp., 5.65%, 5/1/18	186,813

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Banks, continued
$ 140,000	Capital One Financial Corp., 6.75%, 9/15/17	$164,875
1,000,000	Citibank NA, 1.75%, 12/28/12	1,011,331
135,000	Citigroup, Inc., 6.13%, 11/21/17	150,682
220,000	Citigroup, Inc., 8.50%, 5/22/19	271,233
50,000	Citigroup, Inc., 5.88%, 1/30/42	51,807
200,000	GMAC, Inc., 2.20%, 12/19/12	202,805
305,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	328,982
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	173,235
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	514,370
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	136,790
105,000	HBOS plc, 6.75%, 5/21/18(a)	98,551
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	138,817
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,108
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	155,612
265,000	JPMorgan Chase & Co., 4.50%, 1/24/22	275,690
235,000	Morgan Stanley, 4.00%, 7/24/15	233,867
295,000	Morgan Stanley, 3.45%, 11/2/15	288,135
300,000	Morgan Stanley, 3.80%, 4/29/16	292,023
120,000	Morgan Stanley, 5.75%, 1/25/21	117,814
50,000	PNC Funding Corp., 6.70%, 6/10/19	60,833
130,000	PNC Funding Corp., 5.13%, 2/8/20	147,253
185,000	U.S. Bancorp, 2.00%, 6/14/13	188,104
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	261,017
230,000	Wells Fargo & Co., 5.63%, 12/11/17	266,520

		6,108,653

Diversified Telecommunication Services (0.1%):
120,000	Centurylink, Inc., 5.80%, 3/15/22	117,181
165,000	Centurylink, Inc., 7.65%, 3/15/42	155,037

		272,218

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	96,116
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	98,264
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	170,731
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	18,840

		383,951

Health Care Equipment & Supplies (0.1%):
95,000	Boston Scientific Corp., 4.50%, 1/15/15	101,908
130,000	CareFusion Corp., 4.13%, 8/1/12	131,258

		233,166

Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	232,108

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$ 225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	$242,236
300,000	Wyndham Worldwide Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	$294,097

		536,333

Household Products (0.0%):
225,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	228,867

Independent Power Producers & Energy Traders (0.1%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	178,209
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	143,376

		321,585

Insurance (0.2%):
180,000	AFLAC, Inc., 4.00%, 2/15/22	181,483
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	204,300
115,000	CNA Financial Corp., 5.88%, 8/15/20 ^	123,279
75,000	Pacific Life Corp., 6.00%, 2/10/20 (a)	81,755
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	86,841
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	24,722
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	40,414

		742,794

IT Services (0.0%):
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	201,219

Machinery (0.1%):
160,000	General Electric Co., 5.25%, 12/6/17	185,034
350,000	Pentair, Inc., 5.00%, 5/15/21, Callable 2/15/21 @ 100	366,468
135,000	Waste Management, Inc., 5.00%, 3/15/14	145,039

		696,541

Media (0.3%):
135,000	Comcast Corp., 5.70%, 5/15/18	159,331
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	28,159
430,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 515/16, Callable 5/15/12 @ 103.81	450,425
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17(a)	109,024
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42(a)	180,224
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	81,697
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,567
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	86,314
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	172,397
40,000	Time Warner, Inc., 5.88%, 11/15/16	46,852

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 60,000	Time Warner, Inc., 8.75%, 2/14/19	$78,216

		1,466,206

Metals & Mining (0.1%):
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	214,184
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	409,450

		623,634

Oil, Gas & Consumable Fuels (0.2%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	39,087
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	89,006
50,000	Hess Corp., 5.60%, 2/15/41	54,368
190,000	Phillips 66, 1.95%, 3/5/15 (a)	191,314
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	171,802
375,000	Southwestern Energy Co., 4.10%, 3/15/22(a)	371,720
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	56,627
45,000	Texas East Transmission, 7.00%, 7/15/32	55,442

		1,029,366

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	135,684

Pharmaceuticals (0.2%):
335,000	Express Scripts, Inc., 5.25%, 6/15/12	337,847
110,000	Express Scripts, Inc., 3.13%, 5/15/16	114,544
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	102,649
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	77,102
95,000	Merck & Co., Inc., 5.00%, 6/30/19	111,658

		743,800

Professional Services (0.0%):
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(a)	116,393

Real Estate Investment Trusts (REITs) (0.1%):
55,000	American Tower Corp., 4.63%, 4/1/15	58,584
125,000	American Tower Corp., 4.50%, 1/15/18	131,338
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	120,729
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	184,849
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	109,647
95,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22	92,312

		697,459

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	88,362

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.1%):
$ 20,000	CSX Corp., 6.15%, 5/1/37	$23,224
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	151,951
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	108,832
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,430

		308,437

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	81,537

Specialty Retail (0.2%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	111,475
140,000	AutoZone, Inc., 6.50%, 1/15/14	153,218
155,000	Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	151,594
116,699	CVS Pass-Through Trust, 6.04%, 12/10/28	127,947
355,000	Target Corp., 2.90%, 1/15/22	350,871
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,748
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	23,826

		938,679

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	199,835

Wireless Telecommunication Services (0.1%):
215,000	AT&T, Inc., 1.60%, 2/15/17	213,780
1,000	AT&T, Inc., 8.00%, 11/15/31	1,405
28,000	AT&T, Inc., 5.35%, 9/1/40	29,773
10,000	Corning, Inc., 6.63%, 5/15/19	12,045
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	23,901
25,000	SBC Communications, Inc., 6.15%, 9/15/34	28,840
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	68,759
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	79,154
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	185,437
90,000	Verizon Communications, Inc., 4.75%, 11/1/41	91,101

		734,195

Total Corporate Bonds (Cost $20,338,462)		21,174,621

Yankee Dollars (1.4%):
Commercial Banks (0.6%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	64,712
100,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	100,654
85,000	Abbey National Treasury Services plc, 4.00%, 4/27/16	84,332
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	138,872
100,000	Barclays Bank plc, 2.75%, 2/23/15	100,952
175,000	Barclays Bank plc, 6.75%, 5/22/19	201,226
110,000	Barclays Bank plc, 5.14%, 10/14/20	105,969
155,000	BPCE SA, 2.38%, 10/4/13(a)	152,431
100,000	Credit Suisse, NY, 5.30%, 8/13/19	110,233

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$ 255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	$260,489
375,000	ING Bank NV, 3.75%, 3/7/17(a)	371,427
250,000	Lloyds TSB Bank plc, 4.88%, 1/21/16	259,209
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	102,707
125,000	National Australia Bank, 3.75%, 3/2/15(a)	131,314
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	188,583
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	103,946
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	97,629
305,000	Societe Generale, 2.50%, 1/15/14(a)	301,421
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	103,848
60,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	66,522
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	161,958

		3,208,434

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	81,795

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,012
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	104,881

		147,893

Independent Power Producers & Energy Traders (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	52,964
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	98,272
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	102,628

		253,864

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	105,993

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	114,652

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	131,394
205,000	ArcelorMittal, 3.75%, 8/5/15	208,235
145,000	ArcelorMittal, 9.85%, 6/1/19	174,476
30,000	ArcelorMittal, 5.50%, 3/1/21^	29,444
30,000	ArcelorMittal, 6.75%, 3/1/41	28,114
155,000	Barrick Gold Corp., 2.90%, 5/30/16	161,719
140,000	Barrick Gold Corp., 3.85%, 4/1/22(a)	140,267
150,000	Barrick Gold Corp., 5.25%, 4/1/42(a)	149,688
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	254,000
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	135,113
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	61,464

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$ 65,000	Vale Overseas, Ltd., 6.88%, 11/10/39	$75,928

		1,549,842

Oil, Gas & Consumable Fuels (0.1%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	151,009
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	70,577
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	143,325
40,000	Shell International Finance B.V., 3.10%, 6/28/15	42,816

		407,727

Real Estate Management & Development (0.1%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	30,359
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	428,341

		458,700

Thrifts & Mortgage Finance (0.1%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	186,579

Wireless Telecommunication Services (0.1%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	202,465
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	87,617
120,000	France Telecom SA, 5.38%, 1/13/42	126,864
155,000	Telecom Italia Capital SA, 7.00%, 6/4/18	165,075

		582,021

Total Yankee Dollars (Cost $6,852,539)		7,097,500

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	92,763

Total Municipal Bond (Cost $80,000)		92,763

U.S. Government Agency Mortgages (0.5%):
Federal Home Loan Mortgage Corporation (0.3%)
250,000	3.00%, 7/28/14	265,557
950,000	4.88%, 6/13/18^	1,133,148

		1,398,705

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	608,159
185,000	6.63%, 11/15/30	262,487

		870,646

Total U.S. Government Agency Mortgages (Cost $2,046,926)		2,269,351

U.S. Treasury Obligations (12.1%):
U.S. Treasury Bonds (1.5%)
300,000	6.63%, 2/15/27	440,250
1,280,000	3.50%, 2/15/39	1,329,800
420,000	4.25%, 5/15/39	494,813
400,000	4.38%, 11/15/39	480,625
350,000	4.63%, 2/15/40	437,117

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 2,500,000	4.25%, 11/15/40	$2,944,140
1,000,000	3.13%, 11/15/41	959,219

		7,085,964

U.S. Treasury Notes (10.6%)
6,500,000	1.00%, 4/30/12	6,504,316
250,000	4.38%, 8/15/12	253,916
180,000	4.13%, 8/31/12	182,932
500,000	1.38%, 1/15/13	504,570
1,680,000	2.75%, 10/31/13	1,744,247
20,000,000	0.13%, 12/31/13	19,931,240
3,000,000	0.25%, 2/28/14^	2,995,548
1,350,000	1.75%, 3/31/14	1,387,441
200,000	2.63%, 6/30/14	209,938
2,470,000	2.25%, 1/31/15	2,590,220
2,300,000	2.50%, 3/31/15	2,433,687
3,500,000	2.63%, 4/30/16	3,752,658
9,000,000	1.25%, 1/31/19	8,811,558
6,000	3.63%, 2/15/20	6,806
1,500,000	2.63%, 11/15/20	1,577,461
85,000	2.13%, 8/15/21	84,940
70,000	2.00%, 11/15/21	68,912
500,000	6.88%, 8/15/25	738,984

		53,779,374

Total U.S. Treasury Obligations (Cost $59,417,639)		60,865,338

Exchange Traded Fund (0.3%):
60,300	SPDR S&P Homebuilders^	1,286,199

Total Exchange Traded Fund (Cost $1,055,610)		1,286,199

Securities Held as Collateral for Securities on Loan (1.8%):
$9,152,342	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	9,152,342

Total Securities Held as Collateral for Securities on Loan (Cost $9,152,342)		9,152,342

Unaffiliated Investment Company (8.0%):
40,449,134	Dreyfus Treasury Prime Cash Management, 0.00%(d)	40,449,134

Total Unaffiliated Investment Company (Cost $40,449,134)		40,449,134

Total Investment Securities (Cost $451,836,834)+(e)—102.1%		515,281,605
Net other assets (liabilities)—(2.1)%		(10,496,427)

Net Assets—100.0%		$504,785,178

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
MTN	Medium Term Note
NYS	New York Shares
+	The $506,129,263 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $8,898,428.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2012. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	0.2%
Belgium	—	^
British Virgin Islands	—	^
Canada	0.1
Cayman Islands	—	^
France	0.1
Guernsey	0.7
Ireland (Republic of)	0.9
Luxembourg	0.1
Mexico	0.6
Netherlands	1.5
Panama	0.6
Spain	—	^
Switzerland	1.6
United Kingdom	2.6
United States	91.0

	100.0%

^	Represents less than 0.05%.

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse First Boston	4/16/12	2,551,201	4,022,836	4,079,741	(56,906)
European Euro	Credit Suisse First Boston	4/16/12	1,342,131	1,769,332	1,789,850	(20,519)
European Euro	Bank of New York Capital Markets	4/16/12	4,803,494	6,330,668	6,405,882	(75,214)

				12,122,836	12,275,474	(152,639)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (92.8%):
Beverages (2.1%):
38,797	Coca-Cola Co. (The)	$2,871,366
44,039	PepsiCo, Inc.	2,921,988

		5,793,354

Capital Markets (2.7%):
197,201	Charles Schwab Corp. (The)	2,833,778
48,478	Northern Trust Corp.	2,300,281
55,657	State Street Corp.	2,532,394

		7,666,453

Chemicals (1.1%):
31,572	PPG Industries, Inc.	3,024,598

Commercial Banks (6.4%):
87,151	BB&T Corp.	2,735,670
61,255	Comerica, Inc.	1,982,212
149,978	Fifth Third Bancorp	2,107,191
85,915	PNC Financial Services Group, Inc.	5,540,658
66,404	U.S. Bancorp	2,103,679
101,051	Wells Fargo & Co.	3,449,881

		17,919,291

Commercial Services & Supplies (0.8%):
54,873	Cintas Corp.	2,146,632

Computers & Peripherals (1.6%):
133,885	Dell, Inc.*	2,222,491
100,443	Hewlett-Packard Co.	2,393,557

		4,616,048

Diversified Financial Services (6.9%):
143,410	Citigroup, Inc.	5,241,635
307,349	JPMorgan Chase & Co.	14,131,907

		19,373,542

Diversified Telecommunication Services (1.2%):
88,868	Verizon Communications, Inc.	3,397,424

Electric Utilities (3.3%):
73,407	American Electric Power Co., Inc.	2,832,042
54,918	Edison International	2,334,564
21,924	Entergy Corp.	1,473,293
53,606	FirstEnergy Corp.	2,443,898

		9,083,797

Energy Equipment & Services (1.8%):
42,292	Baker Hughes, Inc.	1,773,726
30,966	Cameron International Corp.*	1,635,934
22,428	Schlumberger, Ltd.	1,568,390

		4,978,050

Food & Staples Retailing (2.2%):
120,566	SYSCO Corp.	3,600,101
78,502	Walgreen Co.	2,629,032

		6,229,133

Food Products (3.5%):
93,548	Archer-Daniels-Midland Co.	2,961,730
73,125	Kraft Foods, Inc., Class A	2,779,481
114,892	Unilever NV, NYS	3,909,775

		9,650,986

Health Care Equipment & Supplies (1.6%):
112,870	Medtronic, Inc.	4,423,375

Health Care Providers & Services (3.4%):
44,167	Cardinal Health, Inc.	1,904,039
43,083	CIGNA Corp.	2,121,838

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
90,059	UnitedHealth Group, Inc.	$5,308,078
1,689	WellPoint, Inc.	124,648

		9,458,603

Hotels, Restaurants & Leisure (0.9%):
79,604	Carnival Corp.	2,553,696

Household Products (3.0%):
19,605	Energizer Holdings, Inc.*	1,454,299
102,201	Procter & Gamble Co. (The)	6,868,929

		8,323,228

Industrial Conglomerates (6.9%):
629,831	General Electric Co.	12,640,708
119,915	Tyco International, Ltd.	6,736,825

		19,377,533

Insurance (4.1%):
35,997	Aon Corp. plc	1,766,013
30,140	Chubb Corp. (The)	2,082,975
232,227	Marsh & McLennan Cos., Inc.	7,614,723

		11,463,711

Internet Software & Services (2.7%):
203,603	eBay, Inc.*	7,510,915

IT Services (1.9%):
90,780	Amdocs, Ltd.*	2,866,832
137,011	Western Union Co.	2,411,394

		5,278,226

Machinery (1.4%):
93,508	Ingersoll-Rand plc	3,866,556

Media (7.8%):
222,821	Comcast Corp., Class A	6,686,858
58,104	Time Warner Cable, Inc.	4,735,476
133,416	Time Warner, Inc.	5,036,454
111,831	Viacom, Inc., Class B	5,307,499

		21,766,287

Oil, Gas & Consumable Fuels (9.9%):
78,982	Anadarko Petroleum Corp.	6,187,450
27,788	ConocoPhillips	2,112,166
35,913	Devon Energy Corp.	2,554,133
41,322	Exxon Mobil Corp.	3,583,857
53,023	Hess Corp.	3,125,706
28,805	Occidental Petroleum Corp.	2,743,100
63,073	Royal Dutch Shell plc, Sponsored ADR	4,423,309
79,983	Williams Cos., Inc. (The)	2,464,276
17,918	WPX Energy, Inc.*	322,703

		27,516,700

Personal Products (1.6%):
233,874	Avon Products, Inc.	4,527,801

Pharmaceuticals (6.6%):
13,667	Abbott Laboratories	837,650
137,291	Bristol-Myers Squibb Co.	4,633,571
31,925	Eli Lilly & Co.	1,285,620
23,044	Hospira, Inc.*	861,615
128,409	Merck & Co., Inc.	4,930,906
253,480	Pfizer, Inc.	5,743,857

		18,293,219

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.8%):
191,214	Applied Materials, Inc.	$2,378,702
93,339	Intel Corp.	2,623,759

		5,002,461

Software (2.5%):
215,905	Microsoft Corp.	6,962,936

Specialty Retail (1.3%):
74,079	Home Depot, Inc. (The)	3,726,914

Wireless Telecommunication Services (1.8%):
179,686	Vodafone Group plc, Sponsored ADR	4,971,912

Total Common Stocks (Cost $208,396,901)		258,903,381

Exchange Traded Fund (0.4%):
48,300	SPDR S&P Homebuilders	1,030,239

Total Exchange Traded Fund (Cost $845,568)		1,030,239

Unaffiliated Investment Company (7.9%):
22,173,362	Dreyfus Treasury Prime Cash Management, 0.00%(a)	22,173,362

Total Unaffiliated Investment Company (Cost $22,173,362)		22,173,362

Total Investment Securities (Cost $231,415,831)+(b)—101.1%		282,106,982
Net other assets (liabilities)—(1.1)%		(3,024,064)

Net Assets—100.0%		$279,082,918

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
+	The $282,106,982 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Guernsey	1.0%
Ireland (Republic of)	1.4
Netherlands	1.9
Panama	0.9
Switzerland	2.4
United Kingdom	3.3
United States	89.1

100.0%

At March 31, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse First Boston	4/16/12	2,256,668	3,558,404	3,608,740	(50,336)
European Euro	Credit Suisse First Boston	4/16/12	1,077,019	1,419,834	1,436,300	(16,466)
European Euro	Bank of New York Mellon	4/16/12	3,854,655	5,080,166	5,140,523	(60,357)

				10,058,404	10,185,563	(127,159)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (89.8%):
Auto Components (2.9%):
41,652	Compagnie Generale DES
	Establissements Michelin SCA, Class B	$3,099,561
184,800	DENSO Corp.^	6,248,110
21,591	Hyundai Mobis Co., Ltd.	5,506,566

		14,854,237

Automobiles (1.2%):
146,300	Toyota Motor Corp.^	6,371,754

Beverages (3.2%):
144,149	Anheuser-Busch InBev NV	10,502,192
70,625	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	5,810,319

		16,312,511

Biotechnology (1.5%):
208,248	CSL, Ltd.	7,741,659

Capital Markets (1.0%):
123,547	Julius Baer Group, Ltd.	4,991,676

Chemicals (3.1%):
52,562	Agrium, Inc.	4,537,768
86,251	Potash Corp. of Saskatchewan, Inc.	3,938,900
21,961	Syngenta AG	7,564,959

		16,041,627

Commercial Banks (6.4%):
902,475	Akbank T.A.S.*	3,551,015
469,052	Banco Bradesco SA, ADR	8,208,410
87,083	BNP Paribas SA	4,135,850
9,220,000	Industrial & Commercial Bank of China	5,962,686
309,413	Swedbank AB, A Shares^	4,818,764
410,000	United Overseas Bank, Ltd.	5,996,296

		32,673,021

Commercial Services & Supplies (1.5%):
1,043,436	Brambles, Ltd.	7,678,939

Communications Equipment (0.8%):
404,391	Telefonaktiebolaget LM Ericsson, B Shares	4,184,269

Diversified Financial Services (0.5%):
113,921	Kinnevik Investment AB, Class B	2,653,381

Electrical Equipment (2.4%):
245,012	ABB, Ltd.	5,034,940
45,400	Nidec Corp.^	4,145,573
50,332	Schneider Electric SA	3,285,825

		12,466,338

Electronic Equipment, Instruments & Components (1.1%):
376,113	Art Advanced Research Technologies, Inc.(a)	—
23,286	Keyence Corp.	5,521,940

		5,521,940

Energy Equipment & Services (1.5%):
265,686	WorleyParsons, Ltd.	7,880,866

Food & Staples Retailing (1.2%):
282,733	Koninklijke Ahold NV	3,916,371
390,897	Tesco plc	2,062,608

		5,978,979

Food Products (4.0%):
90,109	Danone SA	6,282,652

Shares		Fair Value
Common Stocks, continued
Food Products, continued
125,958	Nestle SA, Registered Shares	$7,929,769
33,661	Unilever NV*(a)(b)	—
34,002	Unilever NV	1,156,828
150,404	Unilever plc	4,964,345

		20,333,594

Health Care Equipment & Supplies (0.9%):
439,428	Smith & Nephew plc	4,456,696

Health Care Providers & Services (1.1%):
79,911	Fresenius Medical Care AG & Co., KGaA	5,659,333

Hotels, Restaurants & Leisure (2.2%):
1,099,565	Compass Group plc	11,522,255

Independent Power Producers & Energy Traders (0.8%):
618,526	International Power plc^	4,004,667

Industrial Conglomerates (2.4%):
529,000	Hutchison Whampoa, Ltd.	5,281,664
828,700	Keppel Corp., Ltd.	7,243,723

		12,525,387

Insurance (0.9%):
11,570	Fairfax Financial Holdings, Ltd.	4,671,045

Internet Software & Services (1.4%):
31,671	NHN Corp.	7,271,881

IT Services (2.6%):
250,099	Amadeus IT Holding SA, A Shares	4,716,482
103,162	Cap Gemini SA	4,613,926
187,044	CGI Group, Inc.	4,169,663

		13,500,071

Machinery (2.2%):
27,700	Fanuc, Ltd.	4,979,677
116,100	Komatsu, Ltd.^	3,326,160
218,149	Volvo AB, B Shares^	3,177,851

		11,483,688

Media (7.2%):
382,741	British Sky Broadcasting Group plc	4,135,829
78,374	Eutelsat Communications	2,898,276
201,312	Grupo Televisa SA, Sponsored ADR	4,243,657
658,095	Informa plc	4,652,756
102,109	Publicis Groupe	5,625,575
1,056,759	Reed Elsevier plc	9,362,061
438,041	WPP plc	5,986,909

		36,905,063

Metals & Mining (1.3%):
181,213	BHP Billiton, Ltd.	6,552,214

Multi-Utilities (0.9%):
915,172	Centrica plc	4,636,519

Multiline Retail (1.3%):
137,753	Next plc	6,565,994

Office Electronics (1.7%):
181,650	Canon, Inc.	8,664,055

Oil, Gas & Consumable Fuels (7.8%):
368,541	BG Group plc	8,548,642
100,804	Canadian Natural Resources, Ltd.	3,341,938
127,544	Cenovus Energy, Inc.	4,591,686
296,464	OAO Gazprom, Registered shares	3,625,512
109,127	Petroleo Brasileiro SA, Sponsored ADR	2,789,286

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
183,718	Royal Dutch Shell plc, B Shares	$6,471,802
238,905	Suncor Energy, Inc.	7,807,776
59,819	Total SA	3,048,590

		40,225,232

Personal Products (0.7%):
27,826	L’Oreal SA	3,431,221

Pharmaceuticals (7.1%):
165,324	GlaxoSmithKline plc	3,691,300
135,586	Novartis AG, Registered Shares	7,511,849
49,438	Novo Nordisk A/S, B Shares^	6,858,183
36,022	Roche Holding AG	6,273,757
101,727	Shire plc	3,237,946
196,363	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	8,848,117

		36,421,152

Road & Rail (0.8%):
51,469	Canadian National Railway Co.	4,091,404

Semiconductors & Semiconductor Equipment (1.4%):
465,983	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,120,220

Software (1.7%):
127,109	SAP AG	8,874,879

Specialty Retail (2.8%):
1,375,364	Kingfisher plc	6,743,087
123,410	Yamada Denki Co., Ltd.^	7,754,355

		14,497,442

Textiles, Apparel & Luxury Goods (1.5%):
100,365	Adidas AG	7,834,481

Tobacco (3.6%):
157,175	British American Tobacco plc	7,936,499
255,466	Imperial Tobacco Group plc	10,355,952

		18,292,451

Wireless Telecommunication Services (3.2%):
250,039	America Movil SAB de C.V., ADR, Series L	6,208,468
532,500	China Mobile, Ltd.	5,865,194
144,366	VimpelCom, Ltd., Sponsored ADR	1,611,125
921,914	Vodafone Group plc	2,545,219

		16,230,006

Total Common Stocks (Cost $379,432,828)		461,122,147

Preferred Stock (1.0%):
Automobiles (1.0%):
30,237	Volkswagen AG, Preferred Shares	5,321,480

Total Preferred Stocks (Cost $5,556,714)		5,321,480

Warrant (0.0%):
Biotechnology (0.0%):
10,000	Marshall Edwards, Inc., Private Equity*(a)(c)	—

Total Warrants (Cost $—)		—

Shares		Fair Value
Securities Held as Collateral for Securities on Loan (9.6%):
$ 48,955,840	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	$48,955,840

Total Securities Held as Collateral for Securities on Loan (Cost $48,955,840)		48,955,840

Unaffiliated Investment Company (8.7%):
44,690,815	Dreyfus Treasury Prime Cash Management, 0.00%(e)	44,690,815

Total Unaffiliated Investment Company (Cost $44,690,815)		44,690,815

Total Investment Securities (Cost $478,636,197)(f)—109.1%		560,090,282
Net other assets (liabilities)—(9.1)%		(46,763,024)

Net Assets—100.0%		$513,327,258

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $46,842,345.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of March 31, 2012 are identified below:
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(e)	The rate represents the effective yield at March 31, 2012.
(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	5.3%
Belgium	1.9
Brazil	2.0
Canada	6.6
Denmark	1.2
France	6.5
Germany	4.9
Hong Kong	3.1
Israel	1.6
Japan	8.4
Mexico	2.9
Netherlands	0.9
Republic of Korea (South)	2.3
Russian Federation	0.6
Singapore	2.4
Spain	0.8
Sweden	2.6
Switzerland	7.0
Taiwan	1.3
Turkey	0.6
United Kingdom	20.0
United States	17.1

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.7%):
Aerospace & Defense (1.1%):
128,385	European Aeronautic Defence & Space Co. NV	$5,254,195

Auto Components (0.8%):
148,100	Bridgestone Corp.	3,623,820

Automobiles (3.5%):
50,251	Bayerische Motoren Werke AG (BMW)	4,517,900
142,400	Honda Motor Co., Ltd.^	5,475,095
569,500	Nissan Motor Co., Ltd.^	6,105,384

		16,098,379

Beverages (1.7%):
28,865	Carlsberg A/S, Class B	2,389,939
132,973	SABMiller plc	5,335,631

		7,725,570

Chemicals (1.0%):
39,940	Solvay SA	4,724,277

Commercial Banks (9.1%):
251,899	Australia & New Zealand Banking Group, Ltd.	6,070,196
612,882	Banco Santander SA	4,710,927
1,341,369	HSBC Holdings plc	11,905,101
1,170,400	Mitsubishi UFJ Financial Group, Inc.^	5,886,506
209,175	Standard Chartered plc	5,215,424
151,372	Sumitomo Mitsui Financial Group, Inc.^	5,027,289
197,544	Swedbank AB, A Shares^	3,076,528

		41,891,971

Communications Equipment (1.1%):
482,519	Telefonaktiebolaget LM Ericsson, B Shares	4,992,666

Computers & Peripherals (1.1%):
991,000	Fujitsu, Ltd.	5,235,868

Diversified Financial Services (2.6%):
88,989	Deutsche Boerse AG	5,990,823
282,681	ING Groep NV*	2,356,977
37,680	ORIX Corp.^	3,639,447

		11,987,247

Diversified Telecommunication Services (1.9%):
1,077,248	BT Group plc	3,895,269
228,049	Koninklijke KPN NV	2,506,930
1,268,659	Telecom Corp. of New Zealand, Ltd.^	2,518,628

		8,920,827

Electric Utilities (1.1%):
209,194	E.ON AG	5,009,815

Electrical Equipment (2.7%):
573,000	Mitsubishi Electric Corp.	5,097,032
109,308	Schneider Electric SA	7,135,957

		12,232,989

Electronic Equipment, Instruments & Components (2.7%):
833,000	Hitachi, Ltd.^	5,386,276
684,519	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	4,517,825
695,583	Premier Farnell plc	2,389,882

		12,293,983

Shares		Fair Value
Common Stocks, continued
Food Products (3.9%):
130,591	Nestle SA, Registered Shares	$8,221,443
78	Unilever NV*(a)(b)	—
290,795	Unilever NV	9,893,528

		18,114,971

Gas Utilities (2.2%):
11,454,000	PT Perusahaan Gas Negara	4,759,077
1,114,369	Snam Rete Gas SpA	5,356,568

		10,115,645

Hotels, Restaurants & Leisure (4.0%):
342,352	InterContinental Hotels Group plc	7,946,859
845,200	Sands China, Ltd.	3,300,130
88,502	Sodexo	7,263,765

		18,510,754

Industrial Conglomerates (1.0%):
468,000	Hutchison Whampoa, Ltd.	4,672,625

Insurance (3.9%):
4,652	Dai-ichi Life Insurance Co., Ltd. (The)	6,517,633
561,947	Prudential plc	6,721,619
77,481	Swiss Re AG*	4,957,576

		18,196,828

Machinery (0.6%):
544,000	Mitsubishi Heavy Industries, Ltd.	2,643,378

Media (0.7%):
169,183	Pearson plc	3,160,345

Metals & Mining (3.1%):
220,949	First Quantum Minerals, Ltd.	4,214,250
178,605	Rio Tinto plc	9,899,164

		14,113,414

Multi-Utilities (2.9%):
1,079,312	Centrica plc	5,468,098
177,522	GDF Suez	4,582,247
202,177	Suez Environnement Co.	3,101,542

		13,151,887

Multiline Retail (0.7%):
19,350	Pinault Printemps Redoute	3,326,462

Office Electronics (1.6%):
150,800	Canon, Inc.	7,192,621

Oil, Gas & Consumable Fuels (9.0%):
485,964	BG Group plc	11,272,375
1,578,000	CNOOC, Ltd.	3,225,960
827,400	JX Holdings, Inc.	5,177,227
505,603	Royal Dutch Shell plc, A Shares	17,713,396
162,759	Tullow Oil plc	3,972,370

		41,361,328

Paper & Forest Products (1.1%):
266,219	Stora Enso OYJ, R Shares	1,975,795
222,221	UPM-Kymmene OYJ^	3,023,734

		4,999,529

Pharmaceuticals (9.2%):
120,990	Bayer AG	8,516,092
442,537	GlaxoSmithKline plc	9,880,822
45,278	Novo Nordisk A/S, B Shares^	6,281,095
35,846	Roche Holding AG	6,243,104
40,869	Sanofi	3,167,992
150,237	Shire plc	4,782,007
74,582	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,360,665

		42,231,777

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (1.2%):
343,412	Experian plc	$5,349,754

Real Estate Investment Trusts (REITs) (0.7%):
362,308	Westfield Group	3,333,045

Real Estate Management & Development (2.7%):
2,118,000	China Overseas Land & Investment, Ltd.	4,022,041
245,000	Mitsubishi Estate Co., Ltd.	4,419,648
303,000	Sun Hung Kai Properties, Ltd.	3,787,655

		12,229,344

Road & Rail (0.6%):
46,700	East Japan Railway Co.	2,952,903

Semiconductors & Semiconductor Equipment (3.0%):
101,561	ASML Holding NV	5,066,423
7,649	Samsung Electronics Co., Ltd.	8,615,140

		13,681,563

Specialty Retail (3.0%):
2,223,000	Belle International Holdings, Ltd.	4,007,622
38,556	Industria de Diseno Textil SA	3,691,624
792,692	Kingfisher plc	3,886,383
25,850	Nitori Co., Ltd.	2,341,443

		13,927,072

Textiles, Apparel & Luxury Goods (1.2%):
91,701	Compagnie Financiere Richemont SA, Bearer Shares, Class A	5,759,654

Tobacco (3.6%):
186,697	British American Tobacco plc	9,427,202
1,298	Japan Tobacco, Inc.^	7,359,281

		16,786,483

Trading Companies & Distributors (1.8%):
563,000	Marubeni Corp.	4,081,675
253,000	Mitsui & Co., Ltd.^	4,165,079

		8,246,754

Wireless Telecommunication Services (3.6%):
740	KDDI Corp.^	4,816,231
4,231,824	Vodafone Group plc	11,683,215

		16,499,446

Total Common Stocks (Cost $440,130,336)		440,549,189

Preferred Stocks (2.4%):
Automobiles (1.2%):
30,796	Volkswagen AG, Preferred Shares	5,419,860

Household Products (1.2%):
79,186	Henkel AG & Co. KGaA	5,801,004

Total Preferred Stocks (Cost $10,369,576)		11,220,864

Securities Held as Collateral for Securities on Loan (11.3%):
$ 51,958,364	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	51,958,364

Total Securities Held as Collateral for Securities on Loan (Cost $51,958,364)		51,958,364

Shares		Fair Value
Unaffiliated Investment Company (2.3%):
10,455,292	Dreyfus Treasury Prime Cash Management, 0.00%(d)	$10,455,292

Total Unaffiliated Investment Company (Cost $10,455,292)		10,455,292

Total Investment Securities (Cost $512,913,568)(e)—111.7%		514,183,709
Net other assets (liabilities)—(11.7)%		(53,719,560)

Net Assets—100.0%		$460,464,149

Percentages indicated are based on net assets as of March 31, 2012.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $49,641,565.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	1.8%
Belgium	0.9
Canada	0.8
Denmark	1.7
Finland	1.0
France	5.6
Germany	6.9
Hong Kong	4.5
Indonesia	0.9
Ireland (Republic of)	1.0
Israel	0.7
Italy	1.0
Japan	18.9
Netherlands	4.9
New Zealand	0.5
Republic of Korea (South)	1.7
Spain	1.6
Sweden	1.6
Switzerland	4.9
Taiwan	0.9
United Kingdom	26.2
United States	12.0

100.0%

At March 31, 2012, the Fund's open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse	6/20/12	963,908	1,516,952	1,540,708	(23,756)
British Pound	Barclay Investments	6/20/12	13,488,925	21,262,822	21,560,651	(297,829)
British Pound	Credit Suisse	6/20/12	2,172,403	3,457,384	3,472,362	(14,978)
British Pound	Barclay Investments	6/20/12	525,774	835,411	840,396	(4,985)
Canadian Dollar	RBC Dominion Securities	6/20/12	4,480,360	4,507,024	4,485,241	21,783
European Euro	Westpac Banking Corp.	6/20/12	8,056,922	10,663,224	10,748,353	(85,129)
European Euro	Credit Suisse	6/20/12	1,551,932	2,072,795	2,070,357	2,438
Hongkong Dollar	RBS Greenwich Capital	6/20/12	48,904,700	6,306,010	6,300,126	5,884
Japanese Yen	RBS Greenwich Capital	6/20/12	145,649,161	1,782,681	1,761,531	21,150
Japanese Yen	Royal Bank Of Canada	6/20/12	56,671,145	685,323	685,400	(77)
Japanese Yen	Barclay Investments	6/20/12	368,523,032	4,475,566	4,457,045	18,521
NewZealand Dollar	Toronto Dominion	6/20/12	1,692,670	1,385,129	1,377,713	7,416
Swedish Krona	Credit Suisse	6/20/12	6,550,000	982,453	987,277	(4,824)

				59,932,774	60,287,159	(354,386)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	Citigroup	6/20/12	28,339,374	29,828,608	29,082,369	(746,239)
Australian Dollar	Credit Suisse	6/20/12	1,280,105	1,319,059	1,313,667	(5,392)
Canadian Dollar	Citigroup	6/20/12	672,529	670,000	673,261	3,261
European Euro	Barclay Investments	6/20/12	1,349,277	1,771,226	1,800,006	28,780
European Euro	Royal Bank of Scotland	6/20/12	1,060,004	1,396,411	1,414,100	17,689
Japanese Yen	Royal Bank Of Canada	6/20/12	129,297,942	1,590,185	1,563,774	(26,411)
Japanese Yen	Citigroup	6/20/12	106,012,872	1,307,948	1,282,156	(25,792)
Norwegian Krone	Citigroup	6/20/12	18,706,141	3,316,751	3,277,061	(39,690)
Singapore Dollar	RBS Greenwich Capital	6/20/12	10,065,081	8,031,920	8,010,971	(20,949)
Swedish Krona	Citigroup	6/20/12	49,697,566	7,371,995	7,490,877	118,882
Swiss Franc	Royal Bank Of Canada	6/20/12	535,709	593,863	594,278	415
Swiss Franc	UBS Warburg	6/20/12	1,256,639	1,390,674	1,394,027	3,353
Swiss Franc	Credit Suisse	6/20/12	8,687,975	9,542,025	9,637,832	95,807
Swiss Franc	Credit Suisse	6/20/12	802,000	888,708	889,683	975

				69,019,372	68,424,061	(595,311)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.7%):
58,528	Honeywell International, Inc.	$3,573,135
79,929	United Technologies Corp.	6,629,311

		10,202,446

Auto Components (1.4%):
156,195	Johnson Controls, Inc.	5,073,214

Automobiles (1.7%):
246,279	General Motors Co.*	6,317,056

Beverages (1.3%):
67,611	Coca-Cola Co. (The)	5,003,890

Biotechnology (1.6%):
26,179	Biogen Idec, Inc.*	3,297,769
21,756	Celgene Corp.*	1,686,525
22,507	Vertex Pharmaceuticals, Inc.*	923,012

		5,907,306

Building Products (0.4%):
104,351	Masco Corp.	1,395,173

Capital Markets (4.1%):
44,496	Ameriprise Financial, Inc.	2,542,056
43,077	Goldman Sachs Group, Inc. (The)	5,357,487
84,042	Invesco, Ltd.	2,241,400
113,199	Morgan Stanley	2,223,228
33,184	State Street Corp.	1,509,872
79,158	TD Ameritrade Holding Corp.	1,562,579

		15,436,622

Chemicals (1.8%):
26,929	Air Products & Chemicals, Inc.	2,472,082
10,776	Dow Chemical Co. (The)	373,281
61,013	E.I. du Pont de Nemours & Co.	3,227,588
17,288	Georgia Gulf Corp.*	603,005

		6,675,956

Commercial Banks (3.4%):
22,666	Huntington Bancshares, Inc.	146,196
51,287	SunTrust Banks, Inc.	1,239,607
45,374	U.S. Bancorp	1,437,448
283,812	Wells Fargo & Co.	9,689,341

		12,512,592

Communications Equipment (3.3%):
358,557	Cisco Systems, Inc.	7,583,481
23,780	Juniper Networks, Inc.*	544,086
62,834	QUALCOMM, Inc.	4,273,969

		12,401,536

Computers & Peripherals (6.4%):
34,791	Apple, Inc.*	20,856,161
47,088	EMC Corp.*	1,406,989
29,371	NetApp, Inc.*	1,314,940
6,577	SanDisk Corp.*	326,153

		23,904,243

Construction & Engineering (0.6%):
38,647	Fluor Corp.	2,320,366

Consumer Finance (0.8%):
33,099	American Express Co.	1,915,108
19,409	Capital One Financial Corp.	1,081,858

		2,996,966

Diversified Financial Services (3.8%):
361,286	Bank of America Corp.	3,457,507
90,386	Citigroup, Inc.	3,303,609

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
15,467	CME Group, Inc.	$4,475,067
10,005	IntercontinentalExchange, Inc.*	1,374,887
13,668	NASDAQ OMX Group, Inc. (The)*	354,001
38,326	NYSE Euronext	1,150,163

		14,115,234

Diversified Telecommunication Services (2.2%):
114,189	AT&T, Inc.	3,566,122
125,408	Verizon Communications, Inc.	4,794,348

		8,360,470

Electric Utilities (1.1%):
24,089	FirstEnergy Corp.	1,098,218
27,036	NextEra Energy, Inc.	1,651,359
42,975	PPL Corp.	1,214,473

		3,964,050

Electrical Equipment (1.3%):
91,005	Emerson Electric Co.	4,748,641

Energy Equipment & Services (2.5%):
8,419	Baker Hughes, Inc.	353,093
9,790	Cameron International Corp.*	517,205
35,284	Halliburton Co.	1,171,076
105,058	Schlumberger, Ltd.	7,346,706

		9,388,080

Food & Staples Retailing (0.6%):
53,310	CVS Caremark Corp.	2,388,288

Food Products (2.1%):
22,537	Archer-Daniels-Midland Co.	713,522
48,767	Campbell Soup Co.^	1,650,763
25,493	General Mills, Inc.	1,005,699
115,641	Kraft Foods, Inc., Class A	4,395,514

		7,765,498

Gas Utilities (0.1%):
8,462	AGL Resources, Inc.	331,880
Health Care Equipment & Supplies (1.3%):
9,255	Baxter International, Inc.	553,264
81,600	Covidien plc	4,461,888

		5,015,152

Health Care Providers & Services (3.7%):
63,712	Cardinal Health, Inc.	2,746,624
32,520	Humana, Inc.	3,007,450
17,931	McKesson, Inc.	1,573,804
107,051	UnitedHealth Group, Inc.	6,309,586

		13,637,464

Hotels, Restaurants & Leisure (1.1%):
39,633	Carnival Corp.	1,271,427
12,247	Marriott International, Inc., Class A	463,549
34,984	Yum! Brands, Inc.	2,490,161

		4,225,137

Household Durables (0.8%):
47,152	D.R. Horton, Inc.	715,296
15,746	Lennar Corp.^	427,976
1,435	NVR, Inc.*	1,042,284
40,297	PulteGroup, Inc.*	356,628
18,422	Ryland Group, Inc. (The)	355,176

		2,897,360

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (2.3%):
16,110	Colgate-Palmolive Co.	$1,575,236
103,216	Procter & Gamble Co. (The)	6,937,147

		8,512,383

Industrial Conglomerates (2.1%):
169,242	General Electric Co.	3,396,687
75,859	Tyco International, Ltd.	4,261,759

		7,658,446

Insurance (3.5%):
38,647	ACE, Ltd.	2,828,960
12,704	Axis Capital Holdings, Ltd.	421,392
4,477	Everest Re Group, Ltd.	414,212
118,705	MetLife, Inc.	4,433,632
36,665	Prudential Financial, Inc.	2,324,194
10,975	RenaissanceRe Holdings, Ltd.	831,137
75,323	XL Group plc	1,633,756

		12,887,283

Internet & Catalog Retail (1.0%):
16,046	Amazon.com, Inc.*	3,249,475
15,992	Expedia, Inc.	534,773

		3,784,248

Internet Software & Services (0.9%):
4,651	Google, Inc., Class A*	2,982,407
1,992	LinkedIn Corp., Class A*	203,164

		3,185,571

IT Services (1.4%):
6,020	Accenture plc, Class A	388,290
27,957	Cognizant Technology Solutions Corp., Class A*	2,151,291
11,568	Genpact, Ltd.*	188,558
3,085	MasterCard, Inc., Class A	1,297,366
9,255	Visa, Inc., Class A	1,092,090

		5,117,595

Machinery (1.5%):
6,748	Deere & Co.	545,913
79,994	PACCAR, Inc.	3,746,119
14,696	SPX Corp.	1,139,381

		5,431,413

Media (5.3%):
65,726	CBS Corp., Class B	2,228,769
155,445	Comcast Corp., Class A	4,664,904
19,988	DIRECTV Group, Inc. (The), Class A*	986,208
10,283	Time Warner Cable, Inc.	838,064
287,168	Time Warner, Inc.	10,840,592

		19,558,537

Metals & Mining (1.2%):
70,310	Freeport-McMoRan Copper & Gold, Inc.	2,674,592
31,942	United States Steel Corp.^	938,137
17,653	Walter Energy, Inc.	1,045,234

		4,657,963

Multi-Utilities (0.5%):
45,588	PG&E Corp.	1,978,975

Multiline Retail (0.7%):
15,039	Kohl’s Corp.	752,401
30,806	Target Corp.	1,795,066

		2,547,467

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (9.6%):
30,142	Anadarko Petroleum Corp.	$2,361,324
8,355	Apache Corp.	839,176
22,322	Chevron Corp.	2,393,811
13,282	ConocoPhillips	1,009,565
8,072	Devon Energy Corp.	574,081
34,427	EOG Resources, Inc.	3,824,840
21,702	EQT Corp.	1,046,253
106,729	Exxon Mobil Corp.	9,256,606
15,630	Marathon Petroleum Corp.	677,717
79,984	Occidental Petroleum Corp.	7,616,876
11,911	Peabody Energy Corp.	344,943
8,920	Pioneer Natural Resources Co.	995,383
6,148	Range Resources Corp.	357,445
11,697	Southwestern Energy Co.*	357,928
14,289	Valero Energy Corp.	368,227
114,552	Williams Cos., Inc. (The)	3,529,347

		35,553,522

Paper & Forest Products (0.2%):
17,181	International Paper Co.	603,053

Pharmaceuticals (6.3%):
22,753	Abbott Laboratories	1,394,532
13,689	Allergan, Inc.	1,306,341
43,317	Johnson & Johnson Co.	2,857,189
296,302	Merck & Co., Inc.	11,377,997
288,632	Pfizer, Inc.	6,540,401

		23,476,460

Road & Rail (1.5%):
58,935	CSX Corp.	1,268,281
66,754	Norfolk Southern Corp.	4,394,416

		5,662,697

Semiconductors & Semiconductor Equipment (2.8%):
55,443	Altera Corp.	2,207,740
9,561	Broadcom Corp., Class A	375,747
34,405	Freescale Semiconductor Holdings I, Ltd.*	529,493
73,117	Lam Research Corp.*^	3,262,481
63,455	Texas Instruments, Inc.	2,132,723
51,672	Xilinx, Inc.	1,882,411

		10,390,595

Software (4.1%):
5,613	Citrix Systems, Inc.*	442,922
290,625	Microsoft Corp.	9,372,656
191,816	Oracle Corp.	5,593,355

		15,408,933

Specialty Retail (1.8%):
3,513	AutoZone, Inc.*	1,306,133
54,264	Home Depot, Inc. (The)	2,730,022
59,299	Lowe’s Cos., Inc.	1,860,803
20,138	TJX Cos., Inc. (The)	799,680

		6,696,638

Textiles, Apparel & Luxury Goods (1.0%):
2,900	Lululemon Athletica, Inc.*	216,572
16,046	Nike, Inc., Class B	1,740,028
13,411	V.F. Corp.	1,957,738

		3,914,338

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (1.3%):
2,764	Lorillard, Inc.	$357,883
50,194	Philip Morris International, Inc.	4,447,690

		4,805,573

Wireless Telecommunication Services (0.1%):
88,520	Sprint Nextel Corp.*	252,282

Total Common Stocks (Cost $302,194,590)		369,068,592

U.S. Treasury Obligation (0.5%):
$ 1,890,000	U.S. Treasury Note, 0.63%, 6.30.12	1,892,363

Total U.S. Treasury Obligations (Cost $1,892,100)		1,892,363

Securities Held as Collateral for Securities on Loan (1.4%):
$ 5,390,406	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	5,390,406

Total Securities Held as Collateral for Securities on Loan (Cost $5,390,406)		5,390,406

Unaffiliated Investment Company (2.4%):
8,929,854	Dreyfus Treasury Prime Cash Management, 0.00%(b)	8,929,854

Total Unaffiliated Investment Company (Cost $8,929,854)		8,929,854

Total Investment Securities (Cost $318,406,950)(c)—103.5%		385,281,215
Net other assets (liabilities)—(3.5)%		(13,142,310)

Net Assets—100.0%		$372,138,905

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $5,319,341.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.6%
Canada	0.1
Ireland (Republic of)	1.7
Netherlands	1.9
Panama	0.3
Switzerland	1.8
United States	93.6

100.0%

Futures Contracts

Cash of $435,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	8	$561,280	$62

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (3.0%):
66,600	Honeywell International, Inc.	$4,065,930
66,674	United Technologies Corp.	5,529,942

		9,595,872

Air Freight & Logistics (1.1%):
43,610	United Parcel Service, Inc., Class B	3,520,199

Automobiles (0.6%):
22,362	Bayerische Motoren Werke AG (BMW)	2,010,493

Beverages (3.2%):
120,896	Diageo plc	2,910,706
76,998	Heineken NV	4,277,829
42,664	PepsiCo, Inc.	2,830,756

		10,019,291

Biotechnology (1.0%):
65,239	Gilead Sciences, Inc.*	3,186,925

Capital Markets (5.3%):
98,847	Bank of New York Mellon Corp. (The)	2,385,178
19,988	BlackRock, Inc.	4,095,541
30,413	Franklin Resources, Inc.	3,772,124
35,229	Goldman Sachs Group, Inc. (The)	4,381,431
42,032	State Street Corp.	1,912,456

		16,546,730

Chemicals (3.9%):
45,100	Celanese Corp., Series A	2,082,718
24,490	Linde AG	4,393,884
26,531	Praxair, Inc.	3,041,514
26,643	Sherwin Williams Co.	2,895,294

		12,413,410

Commercial Banks (2.0%):
182,022	Wells Fargo & Co.	6,214,231

Communications Equipment (1.4%):
211,128	Cisco Systems, Inc.	4,465,357

Computers & Peripherals (6.5%):
23,541	Apple, Inc.*	14,112,123
208,119	EMC Corp.*	6,218,596

		20,330,719

Construction & Engineering (0.8%):
40,550	Fluor Corp.	2,434,622

Consumer Finance (1.7%):
89,950	American Express Co.	5,204,507

Diversified Financial Services (3.5%):
335,118	Bank of America Corp.	3,207,079
166,680	JPMorgan Chase & Co.	7,663,947

		10,871,026

Diversified Telecommunication Services (1.0%):
105,769	AT&T, Inc.	3,303,166

Electric Utilities (1.4%):
62,679	American Electric Power Co., Inc.	2,418,156
51,090	Exelon Corp.	2,003,239

		4,421,395

Energy Equipment & Services (2.9%):
52,580	Cameron International Corp.*	2,777,801
38,750	Dresser-Rand Group, Inc.*	1,797,612
28,251	National-Oilwell Varco, Inc.	2,245,107
34,505	Schlumberger, Ltd.	2,412,935

		9,233,455

Shares		Fair Value
Common Stocks, continued
Food Products (1.9%):
46,918	Danone SA	$3,271,255
71,876	General Mills, Inc.	2,835,508

		6,106,763

Health Care Equipment & Supplies (4.7%):
35,827	Baxter International, Inc.	2,141,738
16,522	Becton, Dickinson & Co.	1,282,933
68,110	Covidien plc	3,724,255
78,895	Medtronic, Inc.	3,091,895
101,192	St. Jude Medical, Inc.	4,483,818

		14,724,639

Health Care Providers & Services (0.5%):
72,970	VCA Antech, Inc.*	1,693,634

Household Products (3.8%):
26,546	Colgate-Palmolive Co.	2,595,668
96,166	Procter & Gamble Co. (The)	6,463,317
52,547	Reckitt Benckiser Group plc	2,971,647

		12,030,632

Industrial Conglomerates (4.1%):
51,850	3M Co.	4,625,538
145,918	Danaher Corp.	8,171,408

		12,796,946

Insurance (2.4%):
60,590	ACE, Ltd.	4,435,188
61,580	Aon Corp. plc	3,021,115

		7,456,303

Internet Software & Services (2.5%):
10,173	Google, Inc., Class A*	6,523,334
35,773	VeriSign, Inc.	1,371,537

		7,894,871

IT Services (4.0%):
36,085	Accenture plc, Class A	2,327,482
9,710	International Business Machines Corp.	2,025,992
9,350	MasterCard, Inc., Class A	3,932,049
36,248	Visa, Inc., Class A	4,277,264

		12,562,787

Life Sciences Tools & Services (1.1%):
59,650	Thermo Fisher Scientific, Inc.	3,363,067

Machinery (0.9%):
35,570	Stanley Black & Decker, Inc.	2,737,467

Media (4.5%):
111,830	Comcast Corp., Class A	3,356,018
79,790	Viacom, Inc., Class B	3,786,834
158,017	Walt Disney Co. (The)	6,917,984

		14,060,836

Multi-Utilities (1.6%):
49,962	Alliant Energy Corp.	2,164,354
81,618	Wisconsin Energy Corp.	2,871,321

		5,035,675

Multiline Retail (2.8%):
63,067	Kohl's Corp.	3,155,242
96,788	Target Corp.	5,639,837

		8,795,079

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (6.4%):
51,671	Chevron Corp.	$5,541,198
25,944	EOG Resources, Inc.	2,882,378
89,781	Exxon Mobil Corp.	7,786,706
40,802	Occidental Petroleum Corp.	3,885,575

		20,095,857

Pharmaceuticals (4.3%):
81,989	Johnson & Johnson Co.	5,407,994
253,060	Pfizer, Inc.	5,734,340
50,811	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,289,544

		13,431,878

Real Estate Investment Trusts (REITs) (1.2%):
59,384	American Tower Corp.	3,742,380

Road & Rail (1.3%):
49,690	Canadian National Railway Co.	3,946,877

Semiconductors & Semiconductor Equipment (2.6%):
55,410	Altera Corp.	2,206,426
32,507	ASML Holding NV, NYS	1,629,901
119,721	Microchip Technology, Inc.^	4,453,621

		8,289,948

Software (3.0%):
42,750	Check Point Software Technologies, Ltd.*	2,729,160
234,985	Oracle Corp.	6,852,163

		9,581,323

Specialty Retail (0.6%):
55,960	Hennes & Mauritz AB, B Shares	2,025,051

Textiles, Apparel & Luxury Goods (2.7%):
18,323	LVMH Moet Hennessy Louis Vuitton SA	3,147,381
28,088	Nike, Inc., Class B	3,045,863
14,800	V.F. Corp.	2,160,504

		8,353,748

Tobacco (2.2%):
78,644	Philip Morris International, Inc.	6,968,645

Total Common Stocks (Cost $242,625,081)		309,465,804

Securities Held as Collateral for Securities on Loan (1.4%):
$ 4,417,615	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,417,615

Total Securities Held as Collateral for Securities on Loan (Cost $4,417,615)		4,417,615

Unaffiliated Investment Company (1.6%):
5,052,878	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,052,878

Total Unaffiliated Investment Company (Cost $5,052,878)		5,052,878

Total Investment Securities (Cost $252,095,574)(c)—101.4%		318,936,297
Net other assets (liabilities)—(1.4)%		(4,352,932)

Net Assets—100.0%		$314,583,365

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $4,364,527.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Canada	1.2%
France	2.0
Germany	2.0
Ireland (Republic of)	1.9
Israel	1.6
Netherlands	2.6
Sweden	0.6
Switzerland	1.4
United Kingdom	1.8
United States	84.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (1.3%):
6,892	Alliant Techsystems, Inc.	$345,427
21,683	BE Aerospace, Inc.*	1,007,609
6,398	Esterline Technologies Corp.*	457,201
38,564	Exelis, Inc.	482,821
10,189	Huntington Ingalls Industries, Inc.*	410,006
9,006	Triumph Group, Inc.	564,316

		3,267,380

Air Freight & Logistics (0.1%):
21,462	UTI Worldwide, Inc.	369,790

Airlines (0.3%):
14,800	Alaska Air Group, Inc.*	530,136
43,170	JetBlue Airways Corp.*	211,101

		741,237

Auto Components (0.3%):
30,064	Gentex Corp.	736,568

Automobiles (0.1%):
9,161	Thor Industries, Inc.	289,121

Beverages (0.8%):
31,636	Monster Beverage Corp.*	1,964,279

Biotechnology (1.6%):
15,886	Regeneron Pharmaceuticals, Inc.*	1,852,625
11,192	United Therapeutics Corp.*	527,479
43,878	Vertex Pharmaceuticals, Inc.*	1,799,437

		4,179,541

Building Products (0.4%):
32,942	Fortune Brands Home & Security, Inc.*	727,030
10,632	Lennox International, Inc.	428,470

		1,155,500

Capital Markets (2.2%):
11,173	Affiliated Managers Group, Inc.*	1,249,253
41,143	Apollo Investment Corp.	294,995
24,127	Eaton Vance Corp.	689,550
6,055	Greenhill & Co., Inc.^	264,240
39,330	Janus Capital Group, Inc.	350,430
31,377	Jefferies Group, Inc.	591,143
23,266	Raymond James Financial, Inc.	849,907
30,218	SEI Investments Co.	625,211
17,861	Waddell & Reed Financial, Inc., Class A	578,875

		5,493,604

Chemicals (2.8%):
18,555	Albemarle Corp.	1,186,036
16,338	Ashland, Inc.	997,598
13,160	Cabot Corp.	561,669
9,562	Cytec Industries, Inc.	581,274
11,079	Intrepid Potash, Inc.*	269,552
3,724	Minerals Technologies, Inc.	243,587
2,211	NewMarket Corp.	414,341
16,713	Olin Corp.	363,508
27,390	RPM International, Inc.	717,344
9,015	Scotts Miracle-Gro Co. (The), Class A^	488,252
10,497	Sensient Technologies Corp.	398,886
19,474	Valspar Corp. (The)	940,400

		7,162,447

Shares		Fair Value
Common Stocks, continued
Commercial Banks (4.1%):
36,312	Associated Banc-Corp.	$506,916
17,161	BancorpSouth, Inc.^	231,159
9,582	Bank of Hawaii Corp.	463,290
16,433	Cathay General Bancorp	290,864
9,773	City National Corp.	512,789
16,523	Commerce Bancshares, Inc.	669,512
12,788	Cullen/Frost Bankers, Inc.	744,134
31,024	East West Bancorp, Inc.	716,344
73,419	First Niagara Financial Group, Inc.	722,443
22,799	FirstMerit Corp.	384,391
41,809	Fulton Financial Corp.	438,994
17,686	Hancock Holding Co.	628,030
11,286	International Bancshares Corp.	238,699
9,859	Prosperity Bancshares, Inc.	451,542
9,636	Signature Bank*	607,453
9,107	SVB Financial Group*	585,944
144,360	Synovus Financial Corp.^	295,938
32,991	TCF Financial Corp.	392,263
13,404	Trustmark Corp.^	334,832
39,151	Valley National Bancorp^	507,005
15,350	Webster Financial Corp.	347,985
5,952	Westamerica Bancorp	285,696

		10,356,223

Commercial Services & Supplies (1.7%):
9,841	Brink's Co. (The)	234,905
9,884	Clean Harbors, Inc.*	665,490
22,280	Copart, Inc.*	580,840
20,775	Corrections Corp. of America*	567,365
10,655	Deluxe Corp.^	249,540
12,210	Herman Miller, Inc.	280,342
9,411	HNI Corp.	261,155
6,497	Mine Safety Appliances Co.	266,897
13,494	Rollins, Inc.	287,152
25,714	Waste Connections, Inc.	836,476

		4,230,162

Communications Equipment (1.2%):
13,322	ADTRAN, Inc.	415,513
20,597	Ciena Corp.*	333,466
9,036	Plantronics, Inc.	363,789
37,033	Polycom, Inc.*	706,219
32,867	Riverbed Technology, Inc.*	922,905
76,237	Tellabs, Inc.	308,760

		3,050,652

Computers & Peripherals (0.6%):
13,047	Diebold, Inc.	502,571
33,033	NCR Corp.*	717,146
20,858	QLogic Corp.*	370,438

		1,590,155

Construction & Engineering (1.2%):
24,443	Aecom Technology Corp.*	546,790
7,101	Granite Construction, Inc.	204,083
30,883	KBR, Inc.	1,097,890
13,601	Shaw Group, Inc.*	431,288
16,611	URS Corp.	706,300

		2,986,351

Construction Materials (0.3%):
9,520	Martin Marietta Materials, Inc.	815,198

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (1.5%):
13,802	AptarGroup, Inc.	$755,936
6,412	Greif, Inc., Class A	358,559
20,140	Packaging Corp. of America	595,943
14,729	Rock-Tenn Co., Class A	995,091
10,357	Silgan Holdings, Inc.	457,779
20,981	Sonoco Products Co.	696,569

		3,859,877

Distributors (0.4%):
30,726	LKQ Corp.*	957,729

Diversified Consumer Services (0.8%):
4,100	ITT Educational Services, Inc.*^	271,174
5,798	Matthews International Corp., Class A	183,449
11,733	Regis Corp.^	216,239
45,952	Service Corp. International	517,420
14,088	Sotheby’s	554,222
2,344	Strayer Education, Inc.^	220,992

		1,963,496

Diversified Financial Services (0.6%):
18,527	CBOE Holdings, Inc.	526,537
25,342	MSCI, Inc., Class A*	932,839

		1,459,376

Diversified Telecommunication Services (0.3%):
31,302	TW Telecom, Inc.*	693,652

Electric Utilities (1.5%):
12,695	Cleco Corp.	503,357
28,416	Great Plains Energy, Inc.	575,992
20,068	Hawaiian Electric Industries, Inc.	508,724
10,426	IDACORP, Inc.	428,717
49,244	NV Energy, Inc.	793,813
16,632	PNM Resources, Inc.	304,366
26,300	Westar Energy, Inc.	734,559

		3,849,528

Electrical Equipment (1.9%):
8,788	Acuity Brands, Inc.	552,150
33,481	AMETEK, Inc.	1,624,163
10,379	General Cable Corp.*	301,821
12,437	Hubbell, Inc., Class B	977,300
8,687	Regal-Beloit Corp.	569,433
10,893	Thomas & Betts Corp.*	783,316

		4,808,183

Electronic Equipment, Instruments & Components (2.3%):
23,347	Arrow Electronics, Inc.*	979,874
30,263	Avnet, Inc.*	1,101,270
31,451	Ingram Micro, Inc., Class A*	583,730
8,212	Itron, Inc.*	372,907
19,393	National Instruments Corp.	553,088
8,614	Tech Data Corp.*	467,396
25,955	Trimble Navigation, Ltd.*	1,412,471
32,817	Vishay Intertechnology, Inc.*	399,055

		5,869,791

Energy Equipment & Services (2.7%):
11,835	Atwood Oceanics, Inc.*	531,273
4,144	CARBO Ceramics, Inc.^	436,985
15,768	Dresser-Rand Group, Inc.*	731,478
7,224	Dril-Quip, Inc.*	469,704
22,049	Helix Energy Solutions Group, Inc.*	392,472
22,540	Oceaneering International, Inc.	1,214,681

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
10,713	Oil States International, Inc.*	$836,257
32,262	Patterson-UTI Energy, Inc.	557,810
32,881	Superior Energy Services, Inc.*	866,743
10,702	Tidewater, Inc.	578,122
8,662	Unit Corp.*	370,387

		6,985,912

Food & Staples Retailing (0.2%):
10,290	Ruddick Corp.	412,629

Food Products (1.9%):
15,899	Corn Products International, Inc.	916,577
23,561	Flowers Foods, Inc.	479,938
27,137	Green Mountain Coffee Roasters, Inc.*^	1,271,097
4,165	Lancaster Colony Corp.^	276,806
5,887	Post Holdings, Inc.*	193,859
11,521	Ralcorp Holdings, Inc.*	853,591
33,586	Smithfield Foods, Inc.*	739,900
5,304	Tootsie Roll Industries, Inc.^	121,519

		4,853,287

Gas Utilities (1.3%):
18,828	Atmos Energy Corp.	592,329
17,334	National Fuel Gas Co.	834,112
37,112	Questar Corp.+	714,777
23,269	UGI Corp.	634,080
10,749	WGL Holdings, Inc.	437,485

		3,212,783

Health Care Equipment & Supplies (2.6%):
9,950	Cooper Cos., Inc. (The)	813,015
9,375	Gen-Probe, Inc.*	622,594
12,925	Hill-Rom Holdings, Inc.	431,824
55,032	Hologic, Inc.*	1,185,940
11,487	IDEXX Laboratories, Inc.*	1,004,538
12,098	Masimo Corp.*	282,851
30,084	ResMed, Inc.*	929,896
12,033	STERIS Corp.	380,483
8,506	Teleflex, Inc.	520,142
12,080	Thoratec Corp.*	407,217

		6,578,500

Health Care Providers & Services (3.8%):
10,041	AMERIGROUP Corp.*	675,558
10,485	Catalyst Health Solutions, Inc.*	668,209
18,259	Community Health Systems, Inc.*	406,080
53,117	Health Management Associates, Inc., Class A*	356,946
17,286	Health Net, Inc.*	686,600
18,729	Henry Schein, Inc.*	1,417,411
17,945	HMS Holdings Corp.*	560,063
10,095	LifePoint Hospitals, Inc.*	398,147
18,217	Lincare Holdings, Inc.	471,456
10,246	MEDNAX, Inc.*	761,995
23,705	Omnicare, Inc.	843,187
13,264	Owens & Minor, Inc.	403,358
20,183	Universal Health Services, Inc., Class B	845,870
18,229	VCA Antech, Inc.*	423,095
8,943	WellCare Health Plans, Inc.*	642,823

		9,560,798

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.3%):
39,754	Allscripts Healthcare Solutions, Inc.*	$659,916

Hotels, Restaurants & Leisure (1.5%):
8,957	Bally Technologies, Inc.*	418,740
5,965	Bob Evans Farms, Inc.	225,000
16,225	Brinker International, Inc.	446,999
11,407	Cheesecake Factory, Inc. (The)*	335,252
5,858	International Speedway Corp., Class A	162,559
8,872	Life Time Fitness, Inc.*	448,657
6,201	Panera Bread Co., Class A*	997,865
11,815	Scientific Games Corp.*	137,763
61,880	Wendy's Co. (The)	310,019
11,427	WMS Industries, Inc.*	271,162

		3,754,016

Household Durables (1.4%):
7,720	American Greetings Corp., Class A^	118,425
15,002	KB Home^	133,518
7,955	M.D.C. Holdings, Inc.	205,159
11,919	Mohawk Industries, Inc.*	792,733
1,056	NVR, Inc.*	767,004
30,596	Toll Brothers, Inc.*	733,998
11,719	Tupperware Brands Corp.	744,157

		3,494,994

Household Products (1.0%):
29,707	Church & Dwight Co., Inc.	1,461,287
13,759	Energizer Holdings, Inc.*	1,020,643

		2,481,930

Industrial Conglomerates (0.2%):
12,895	Carlisle Cos., Inc.	643,718

Insurance (4.2%):
3,030	Alleghany Corp.*	997,173
15,935	American Financial Group, Inc.	614,772
24,004	Arthur J. Gallagher & Co.	857,903
14,772	Aspen Insurance Holdings, Ltd.	412,730
24,232	Brown & Brown, Inc.	576,237
11,212	Everest Re Group, Ltd.	1,037,334
46,233	Fidelity National Financial, Inc., Class A	833,581
22,013	First American Financial Corp.	366,076
9,396	Hanover Insurance Group, Inc. (The)	386,364
21,712	HCC Insurance Holdings, Inc.	676,763
10,462	Kemper Corp.	316,789
6,485	Mercury General Corp.	283,654
54,119	Old Republic International Corp.	570,955
17,048	Protective Life Corp.	504,962
15,310	Reinsurance Group of America, Inc.	910,486
9,260	StanCorp Financial Group, Inc.	379,104
23,304	W.R. Berkley Corp.	841,741

		10,566,624

Internet & Catalog Retail (0.1%):
8,096	HSN, Inc.	307,891

Internet Software & Services (1.5%):
19,623	AOL, Inc.*	372,248
9,734	Equinix, Inc.*	1,532,618
25,674	Monster Worldwide, Inc.*	250,322
21,750	Rackspace Hosting, Inc.*	1,256,933
16,665	ValueClick, Inc.*	328,967

		3,741,088

Shares		Fair Value
Common Stocks, continued
IT Services (3.3%):
16,557	Acxiom Corp.*	$243,057
10,441	Alliance Data Systems Corp.*^	1,315,148
25,884	Broadridge Financial Solutions, Inc.	618,886
24,223	Convergys Corp.*	323,377
22,242	CoreLogic, Inc.*	362,989
7,010	DST Systems, Inc.	380,152
19,482	Gartner, Inc.*	830,713
16,350	Global Payments, Inc.	776,135
18,108	Jack Henry & Associates, Inc.	617,845
17,621	Lender Processing Services, Inc.	458,146
4,762	ManTech International Corp., Class A	164,099
14,058	NeuStar, Inc., Class A*	523,661
22,107	VeriFone Systems, Inc.*	1,146,690
8,070	Wright Express Corp.*	522,371

		8,283,269

Leisure Equipment & Products (0.4%):
14,283	Polaris Industries, Inc.	1,030,518

Life Sciences Tools & Services (1.2%):
4,121	Bio-Rad Laboratories, Inc., Class A*	427,306
10,240	Charles River Laboratories International, Inc.*	369,562
12,203	Covance, Inc.*	581,229
6,570	Mettler-Toledo International, Inc.*	1,213,808
7,694	Techne Corp.	539,349

		3,131,254

Machinery (5.6%):
20,279	AGCO Corp.*	957,372
10,490	CLARCOR, Inc.	514,954
10,129	Crane Co.	491,256
31,072	Donaldson Co., Inc.	1,110,203
10,572	Gardner Denver, Inc.	666,247
12,490	Graco, Inc.	662,719
16,811	Harsco Corp.	394,386
17,487	IDEX Corp.	736,727
19,808	ITT Corp.	454,396
16,641	Kennametal, Inc.	741,024
17,477	Lincoln Electric Holdings, Inc.	792,058
11,876	Nordson Corp.	647,361
19,107	Oshkosh Corp.*	442,709
20,579	Pentair, Inc.	979,766
10,692	SPX Corp.	828,951
22,915	Terex Corp.*	515,587
17,538	Timken Co.	889,878
16,738	Trinity Industries, Inc.	551,517
4,699	Valmont Industries, Inc.	551,710
10,022	Wabtec Corp.	755,358
12,535	Woodward, Inc.	536,874

		14,221,053

Marine (0.5%):
8,741	Alexander & Baldwin, Inc.	423,501
11,653	Kirby Corp.*	766,651

		1,190,152

Media (1.0%):
11,998	AMC Networks, Inc., Class A*	535,471
14,917	DreamWorks Animation SKG, Inc., Class A*^	275,219
9,827	John Wiley & Sons, Inc.	467,667
12,239	Lamar Advertising Co.*^	396,666
7,891	Meredith Corp.^	256,142

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
24,698	New York Times Co. (The), Class A*	$167,699
5,222	Scholastic Corp.	184,232
8,908	Valassis Communications, Inc.*	204,884

		2,487,980

Metals & Mining (1.2%):
9,177	Carpenter Technology Corp.	479,315
24,133	Commercial Metals Co.	357,651
6,893	Compass Minerals International, Inc.	494,504
15,658	Reliance Steel & Aluminum Co.	884,364
45,707	Steel Dynamics, Inc.	664,580
10,919	Worthington Industries, Inc.	209,426

		3,089,840

Multi-Utilities (1.9%):
23,163	Alliant Energy Corp.	1,003,421
9,172	Black Hills Corp.	307,537
39,397	MDU Resources Group, Inc.	882,099
21,612	NSTAR	1,050,992
20,462	OGE Energy Corp.	1,094,717
17,101	Vectren Corp.	496,955

		4,835,721

Multiline Retail (0.1%):
32,230	Saks, Inc.*^	374,190

Office Electronics (0.2%):
10,853	Zebra Technologies Corp., Class A*	446,927

Oil, Gas & Consumable Fuels (3.0%):
44,516	Arch Coal, Inc.	476,766
9,810	Bill Barrett Corp.*	255,158
17,879	Cimarex Energy Co.	1,349,328
15,046	Energen Corp.	739,511
23,396	Forest Oil Corp.*	283,560
43,442	HollyFrontier Corp.	1,396,660
13,255	Northern Oil & Gas, Inc.*	274,909
18,977	Patriot Coal Corp.*	118,416
26,746	Plains Exploration & Production Co.*	1,140,717
25,044	Quicksilver Resources, Inc.*^	126,222
13,377	SM Energy Co.	946,690
14,849	World Fuel Services Corp.	608,809

		7,716,746

Paper & Forest Products (0.4%):
7,669	Domtar Corp.	731,469
29,031	Louisiana-Pacific Corp.*	271,440

		1,002,909

Pharmaceuticals (0.5%):
24,352	Endo Pharmaceuticals Holdings, Inc.*	943,153
12,298	Medicis Pharmaceutical Corp., Class A	462,282

		1,405,435

Professional Services (0.9%):
6,957	Corporate Executive Board Co. (The)	299,221
8,686	FTI Consulting, Inc.*	325,899
9,827	Korn/Ferry International*	164,602
16,722	Manpower, Inc.	792,121
10,563	Towers Watson & Co., Class A	697,897

		2,279,740

Real Estate Investment Trusts (REITs) (8.4%):
12,943	Alexandria Real Estate Equities, Inc.	946,522
15,559	American Campus Communities, Inc.	695,798

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
15,804	BRE Properties, Inc.	$798,892
16,436	Camden Property Trust	1,080,667
15,021	Corporate Office Properties Trust	348,637
54,052	Duke Realty Corp.	775,106
12,595	Equity One, Inc.	254,671
7,263	Essex Property Trust, Inc.	1,100,417
13,284	Federal Realty Investment Trust	1,285,758
14,623	Highwoods Properties, Inc.	487,238
10,095	Home Properties, Inc.	615,896
25,776	Hospitality Properties Trust	682,291
24,321	Liberty Property Trust	868,746
27,536	Macerich Co. (The)	1,590,204
18,324	Mack-Cali Realty Corp.	528,098
22,062	National Retail Properties, Inc.	599,866
21,686	OMEGA Healthcare Investors, Inc.	461,044
8,426	Potlatch Corp.	264,071
25,544	Rayonier, Inc.	1,126,235
27,829	Realty Income Corp.	1,077,817
18,764	Regency Centers Corp.	834,623
33,938	Senior Housing Properties Trust	748,333
18,018	SL Green Realty Corp.	1,397,296
12,109	Taubman Centers, Inc.	883,352
46,595	UDR, Inc.	1,244,552
25,218	Weingarten Realty Investors	666,512

		21,362,642

Real Estate Management & Development (0.3%):
9,103	Jones Lang LaSalle, Inc.	758,371

Road & Rail (1.5%):
11,645	Con-way, Inc.	379,743
18,804	J.B. Hunt Transport Services, Inc.	1,022,374
22,934	Kansas City Southern Industries, Inc.*	1,644,138
9,751	Landstar System, Inc.	562,828
9,283	Werner Enterprises, Inc.	230,775

		3,839,858

Semiconductors & Semiconductor Equipment (2.7%):
94,263	Atmel Corp.*	929,433
24,116	Cree, Inc.*	762,789
32,318	Cypress Semiconductor Corp.	505,130
26,295	Fairchild Semiconductor International, Inc.*	386,537
29,042	Integrated Device Technology, Inc.*	207,650
14,421	International Rectifier Corp.*	332,693
26,437	Intersil Corp., Class A	296,094
25,012	Lam Research Corp.*	1,116,035
46,875	MEMC Electronic Materials, Inc.*	169,219
58,198	RF Micro Devices, Inc.*	289,826
13,723	Semtech Corp.*	390,557
8,817	Silicon Laboratories, Inc.*	379,131
39,310	Skyworks Solutions, Inc.*	1,086,922

		6,852,016

Software (4.5%):
8,198	ACI Worldwide, Inc.*^	330,134
6,558	Advent Software, Inc.*	167,885
19,357	Ansys, Inc.*	1,258,592
57,170	Cadence Design Systems, Inc.*	676,893
45,622	Compuware Corp.*	419,266
9,785	Concur Technologies, Inc.*	561,463
9,413	FactSet Research Systems, Inc.	932,264
7,523	Fair Isaac Corp.	330,260

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
22,401	Informatica Corp.*	$1,185,013
19,461	Mentor Graphics Corp.*	289,190
16,677	Micros Systems, Inc.*	922,071
24,735	Parametric Technology Corp.*	691,096
11,847	Quest Software, Inc.*	275,680
22,464	Rovi Corp.*	731,203
14,619	Solera Holdings, Inc.	670,866
30,420	Synopsys, Inc.*	932,677
34,766	TIBCO Software, Inc.*	1,060,363

		11,434,916

Specialty Retail (4.8%):
15,871	Aaron’s, Inc.	411,059
15,214	Advance Auto Parts, Inc.	1,347,504
16,858	Aeropostale, Inc.*	364,470
40,430	American Eagle Outfitters, Inc.	694,992
10,089	Ann, Inc.*	288,949
14,069	Ascena Retail Group, Inc.*	623,538
8,624	Barnes & Noble, Inc.*^	114,268
34,996	Chico’s FAS, Inc.	528,440
12,878	Collective Brands, Inc.*	253,181
20,150	Dick’s Sporting Goods, Inc.	968,812
31,554	Foot Locker, Inc.	979,752
13,942	Guess?, Inc.	435,687
59,356	Office Depot, Inc.*	204,778
23,288	PetSmart, Inc.	1,332,539
20,694	RadioShack Corp.^	128,717
12,378	Rent-A-Center, Inc.	467,269
18,132	Signet Jewelers, Ltd.	857,281
14,878	Tractor Supply Co.	1,347,352
21,465	Williams-Sonoma, Inc.	804,508

		12,153,096

Textiles, Apparel & Luxury Goods (2.2%):
10,692	Carter’s, Inc.*	532,141
8,076	Deckers Outdoor Corp.*^	509,192
10,828	Fossil, Inc.*	1,429,079
20,358	Hanesbrands, Inc.*	601,375
14,105	PVH Corp.	1,260,000
7,670	Under Armour, Inc., Class A*	720,980
8,431	Warnaco Group, Inc. (The)*	492,370

		5,545,137

Thrifts & Mortgage Finance (0.7%):
17,505	Astoria Financial Corp.	172,599
91,519	New York Community Bancorp, Inc.	1,273,029
22,437	Washington Federal, Inc.	377,391

		1,823,019

Tobacco (0.1%):
4,773	Universal Corp.^	222,422

Trading Companies & Distributors (0.9%):
9,748	GATX Corp.	392,845
9,612	MSC Industrial Direct Co., Inc., Class A	800,487
13,129	United Rentals, Inc.*^	563,103
5,928	Watsco, Inc.^	438,909

		2,195,344

Water Utilities (0.2%):
28,981	Aqua America, Inc.	645,986

Wireless Telecommunication Services (0.2%):
20,147	Telephone and Data Systems, Inc.	466,403

Shares		Fair Value
Common Stocks, continued
Total Common Stocks (Cost $208,836,249)		247,898,870

Securities Held as Collateral for Securities on Loan (2.7%):
$6,977,531	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$6,977,531

Total Securities Held as Collateral for Securities on Loan (Cost $6,977,531)		6,977,531

Unaffiliated Investment Company (2.0%):
5,099,663	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,099,663

Total Unaffiliated Investment Company (Cost $5,099,663)		5,099,663

Total Investment Securities (Cost $220,913,443)(c)—102.4%		259,976,064
Net other assets (liabilities)—(2.4)%		(6,137,019)

Net Assets—100.0%		$253,839,045

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $6,825,777.
+	Affiliated securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.6%
British Virgin Islands	0.1
United Kingdom	0.3
United States	99.0

100.0%

Futures Contracts

Cash of $282,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini June Futures	Long	6/15/12	56	$5,556,880	$87,196

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (40.7%):
Commercial Banks (37.5%):
$ 15,000,000	Australia & New Zealand Banking Group, NY, 0.40%, 6/19/12	$15,000,984
5,000,000	Australia & New Zealand Banking Group, NY, 0.28%, 7/27/12	5,000,243
17,000,000	Bank of Nova Scotia, NY, 0.35%, 7/17/12	17,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.41%, 5/3/12	15,000,000
8,400,000	Barclays Bank plc, NY, 0.50%, 5/16/12	8,400,000
10,500,000	Barclays Bank plc, NY, 0.59%, 7/13/12	10,500,000
10,000,000	Commonwealth Bank of Australia, NY, 0.36%, 7/10/12	10,001,109
7,000,000	Commonwealth Bank of Australia, NY, 0.28%, 8/13/12	6,999,999
10,000,000	Mizuho Corporate Bank, NY, 0.37%, 6/7/12	10,000,000
17,200,000	Mizuho Corporate Bank, NY, 0.34%, 8/21/12	17,200,000
8,000,000	National Bank Canada, NY, 0.35%, 8/27/12	8,000,000
27,468,000	Norinchukin Bank, NY, 0.17%, 4/3/12	27,468,000
10,000,000	Norinchukin Bank, NY, 0.23%, 4/23/12	10,000,000
7,500,000	Rabobank Nederland NV, NY, 0.47%, 4/23/12	7,500,000
15,000,000	Rabobank Nederland NV, NY, 0.57%, 9/17/12	15,000,000
5,000,000	Royal Bank of Canada, NY, 0.59%, 4/10/12 (a)	5,000,000
11,000,000	Royal Bank of Canada, NY, 0.59%, 7/9/12 (a)	11,000,000
12,000,000	Sumitomo Mitsui Bank, NY, 0.28%, 4/9/12	12,000,000
11,000,000	Sumitomo Mitsui Bank, NY, 0.37%, 5/9/12	11,000,000
10,000,000	Sumitomo Mitsui Bank, NY, 0.37%, 6/4/12	10,000,000
12,000,000	Sumitomo Mitsui Bank, NY, 0.36%, 6/12/12	12,000,000
10,000,000	Sumitomo Mitsui Bank, NY, 0.37%, 6/21/12	10,000,000
15,000,000	Svenska Handelsbanken, NY, 0.52%, 4/5/12	15,000,000
15,000,000	Svenska Handelsbanken, NY, 0.44%, 4/11/12	15,000,000
12,500,000	Toronto Dominion Bank, NY, 0.37%, 4/17/12	12,500,000
9,000,000	Toronto Dominion Bank, NY, 0.28%, 8/24/12	9,000,000
8,000,000	Westpac Banking Corp., NY, 0.34%, 4/4/12 (a)	7,999,997

		313,570,332

Principal Amount		Fair Value
Certificates of Deposit, continued
Diversified Financial Services (3.2%):
$ 17,000,000	Credit Suisse, NY, 0.53%, 4/10/12	$17,000,000
10,000,000	Credit Suisse, NY, 0.38%, 4/26/12	10,000,000

		27,000,000

Total Certificates of Deposit (Cost $340,570,332)		340,570,332

Commercial Paper (30.4%):
Commercial Banks (4.7%):
4,000,000	National Australia Funding Delaware, Inc., 0.49%, 6/18/12 (b)(c)	3,995,753
10,000,000	Nordea North America, Inc., 0.42%, 5/21/12 (b)	9,994,167
15,000,000	Nordea North America, Inc., 0.36%, 5/30/12 (b)	14,991,150
10,000,000	Westpac Banking Corp., 0.47%, 8/1/12 (b)(c)	9,984,072

		38,965,142

Diversified Financial Services (25.7%):
20,000,000	Amsterdam Funding Corp., 0.13%, 4/2/12 (b)(c)	19,999,928
14,145,000	Barclays US Funding LLC, 0.10%, 4/2/12 (b)	14,144,961
8,000,000	Fairway Finance Corp., 0.28%, 5/9/12 (a)(c)	8,000,000
8,000,000	Fairway Finance Corp., 0.28%, 8/3/12 (a)(c)	8,000,000
10,000,000	Fairway Finance Corp., 0.28%, 8/7/12 (a)(c)	10,000,000
10,000,000	Fairway Finance Corp., 0.28%, 9/27/12 (a)(c)	10,000,000
13,000,000	General Electric Capital Corp., 0.30%, 8/14/12 (b)	12,985,375
20,000,000	Gotham Funding Corp., 0.24%, 5/23/12 (b)(c)	19,993,067
9,000,000	Kells Funding LLC, 0.48%, 4/23/12 (b)(c)	8,997,360
5,000,000	Kells Funding LLC, 0.56%, 7/9/12 (b)(c)	4,992,300
24,000,000	Liberty Street Funding LLC, 0.21%, 4/26/12 (b)(c)	23,996,500
10,000,000	Regency Markets No 1 LLC, 0.44%, 4/16/12 (b)(c)	9,998,167
15,000,000	Regency Markets No 1 LLC, 0.21%, 4/20/12 (b)(c)	14,998,337
15,000,000	Salisbury Receivables Co., 0.13%, 4/2/12 (b)(c)	14,999,946
6,000,000	Solitaire Funding LLC, 0.31%, 4/10/12 (b)(c)	5,999,535
10,000,000	Solitaire Funding LLC, 0.47%, 4/20/12 (b)(c)	9,997,519
10,000,000	Thames Asset Global Securitization No 1, Inc., 0.33%, 4/12/12 (b)(c)	9,998,992

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$ 8,000,000	Thunder Bay Funding LLC, 0.32%, 8/28/12 (b)(c)	$7,989,404

		215,091,391

Total Commercial Paper (Cost $254,056,533)		254,056,533

Municipal Bonds (11.4%):
California (6.7%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.17%, 10/1/40, LOC: JPMorgan Chase Bank (a)	16,500,000
10,800,000	California Housing Finance Agency Revenue, Series E, 0.18%, 2/1/32, AMT (a)	10,800,000
7,800,000	California Housing Finance Agency Revenue, Series E-1, 0.15%, 2/1/23, AMT (a)	7,800,000
11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.18%, 4/15/42, LIQ FAC: Fannie Mae, AMT (a)	11,000,000
9,800,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.17%, 6/15/35, LIQ FAC: Fannie Mae (a)	9,800,000

		55,900,000

New York (3.0%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.18%, 5/15/34, LIQ FAC: Fannie Mae, AMT (a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.17%, 3/15/36, LIQ FAC: Fannie Mae (a)	15,000,000

		25,000,000

Pennsylvania (1.7%):
14,700,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.19%, 10/1/35, Bank of Tokyo-Mitsubishi UFJ, AMT (a)	14,700,000

Total Municipal Bonds (Cost $95,600,000)		95,600,000

U.S. Government Agency Mortgages (10.9%):
Federal Home Loan Mortgage Corporation (9.2%)
5,000,000	0.15%, 4/3/12 (b)	4,999,958
8,500,000	0.21%, 4/3/12 (a)	8,499,981
10,000,000	0.15%, 4/4/12 (b)	9,999,875
6,000,000	1.13%, 4/25/12	6,003,744
5,000,000	0.18%, 11/2/12, MTN (a)	4,998,216
7,000,000	0.32%, 9/3/13 (a)	6,997,988
36,300,000	0.18%, 9/13/13 (a)	36,268,049

		77,767,811

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (1.7%)
$ 9,000,000	0.23%, 7/26/12 (a)	$8,999,429
4,500,000	0.27%, 12/20/12 (a)	4,499,344

		13,498,773

Total U.S. Government Agency Mortgages (Cost $91,266,584)		91,266,584

U.S. Treasury Obligations (6.5%):
U.S. Treasury Bills (1.7%)
5,000,000	0.38%, 8/31/12	5,004,883
9,000,000	0.14%, 10/18/12 (b)	8,993,000

		13,997,883

U.S. Treasury Notes (4.8%)
10,000,000	0.38%, 9/30/12	10,010,937
20,000,000	1.38%, 10/15/12	20,134,328
10,000,000	4.00%, 11/15/12	10,240,555

		40,385,820

Total U.S. Treasury Obligations (Cost $54,383,703)		54,383,703

Unaffiliated Investment Company (0.0%):
122	Dreyfus Treasury Prime Cash Management, 0.00%(b)	122

Total Unaffiliated Investment Company (Cost $122)		122

Total Investment Securities (Cost $835,877,274)(d)—99.9%		835,877,274
Net other assets (liabilities) — 0.1%		480,210

Net Assets — 100.0%		$836,357,484

Percentages indicated are based on net assets as of March 31, 2012.

AMT	Subject to alternative minimum tax
LIQ	FAC Liquidity Facility
LOC	Letter of Credit
MTN	Medium Term Note
(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	2.2%
Canada	1.9
United States	95.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.8%):
Diversified Real Estate Activities (19.5%):
745,542	Beni Stabili SpA	$462,133
37,100	BR Properties SA	474,145
841,000	Capitaland, Ltd.	2,086,585
77,000	City Developments, Ltd.	695,086
494,000	Hang Lung Properties, Ltd.	1,812,745
223,113	Henderson Land Development Co., Ltd.	1,225,416
691,303	Kerry Properties, Ltd.	3,098,900
358,000	Mitsubishi Estate Co., Ltd.	6,458,097
274,000	Mitsui Fudosan Co., Ltd.	5,308,677
538	Mobimo Holding AG, Registered Shares*	131,364
509,359	New World Development Co., Ltd.	611,633
136,000	Sumitomo Realty & Development Co., Ltd.^	3,318,147
909,132	Sun Hung Kai Properties, Ltd.^	11,364,615
209,035	Wharf Holdings, Ltd. (The)	1,137,935

		38,185,478

Diversified REIT’s (10.3%):
211,184	British Land Co. plc	1,621,364
114,940	Cousins Properties, Inc.	871,245
1,985,916	Dexus Property Group	1,789,693
5,075	Fonciere des Regions SA	407,374
2,526	Gecina SA	263,663
578,719	GPT Group	1,870,853
6,115	ICADE	545,100
207,094	Land Securities Group plc	2,393,720
8,489	Liberty Property Trust	303,227
933,773	Mirvac Group	1,133,382
5,982	PS Business Parks, Inc.	392,060
49,870	Retail Opportunity Investments Corp.^	600,435
22,601	Shaftesbury plc	177,919
483,871	Stockland Trust Group	1,475,868
69,791	Vornado Realty Trust	5,876,402
3,775	Wereldhave NV	299,686
24,640	Winthrop Realty Trust	285,578

		20,307,569

Health Care Providers & Services (0.4%):
38,388	Assisted Living Concepts, Inc., Class A	637,625
15,325	Capital Senior Living Corp.*	141,603

		779,228

Hotels, Resorts & Cruise Lines (1.8%):
63,011	Starwood Hotels & Resorts Worldwide, Inc.	3,554,451

Industrial REIT’s (1.4%):
220,150	DCT Industrial Trust, Inc.	1,298,885
1,060,111	Macquarie Goodman Group	759,127
170,466	SERGO plc	640,376

		2,698,388

Mortgage REIT’s (0.3%):
27,670	Starwood Property Trust, Inc.	581,623

Office REIT’s (5.9%):
43,666	Alstria Office AG	491,347
1,749	Befimmo SCA Sicafi	116,194
36,549	Boston Properties, Inc.	3,837,280
5,804	Brookfield Office Properties, Inc.	140,851
1,159	Cofinimmo SA	142,459

Shares		Fair Value
Common Stocks, continued
Office REIT’s, continued
225,157	Commonwealth Property Office Fund	$229,698
18,954	CommonWealth REIT	352,923
11,770	Coresite Realty Corp.	277,654
18,027	Derwent Valley Holdings plc	503,792
1,930	Digital Realty Trust, Inc.^	142,762
5,050	Douglas Emmett, Inc.^	115,191
54,395	Great Portland Estates plc	313,630
28,040	Hudson Pacific Properties, Inc.	424,245
114	Japan Real Estate Investment Corp.	1,007,383
83,000	K-REIT Asia Management, Ltd.	63,718
65,634	Mack-Cali Realty Corp.	1,891,572
121	Nippon Building Fund, Inc.	1,153,477
1,360	Parkway Properties, Inc.	14,253
2,080	Societe de la Tour Eiffel	120,625
2,157	Societe Immobiliere de Locationpour l’Industrie et le Commerce	237,957

		11,577,011

Real Estate Investment Trusts (REITs) (2.9%):
12,745	BioMed Realty Trust, Inc.	241,900
14,510	Health Care REIT, Inc.	797,470
920	Lexington Corporate Properties Trust^	8,271
543,000	Link REIT (The)	2,020,525
10,550	OMEGA Healthcare Investors, Inc.	224,293
911,850	Westfield Retail Trust	2,437,019

		5,729,478

Real Estate Management & Development (3.4%):
219,000	Agile Property Holdings, Ltd.	253,542
55,668	Atrium European Real Estate, Ltd.	273,305
2,485,087	BGP Holdings plc*(a)(b)	—
781,120	China Overseas Land & Investment, Ltd.	1,483,332
723,000	China Resources Land, Ltd.	1,242,092
4,173	Conwert Immobilien Invest AG	50,331
821,000	Country Garden Holdings Co., Ltd.	314,837
8,292	Fabege AB	71,499
144,500	Guangzhou R&F Properties Co., Ltd.^	172,350
13,900	Iguatemi Empresa de Shopping Centers SA	319,181
64,862	Norwegian Property ASA	101,189
96,500	Shimao Property Holdings, Ltd.	103,160
1,009,603	Sino Land Co., Ltd.	1,620,906
198,939	ST Modwen Properties plc	587,917
8,497	TAG Immobilien AG*	79,196

		6,672,837

Real Estate Operating Companies (13.7%):
20,933	Atrium Ljungberg AB, B Shares	249,103
20,800	BR Malls Participacoes SA	269,020
152,729	Brookfield Properties Corp.	2,665,121
91,313	Capital & Counties Properties plc	280,513
428,900	Capital & Regional plc*	222,903
28,183	Castellum AB^	355,603
57,373	Citycon Oyj	192,080
4,295	Deutsche Euroshop AG	151,520
40,373	Development Securities plc	103,105
181,650	Forest City Enterprises, Inc., Class A*^	2,844,639
208,977	General Growth Properties, Inc.	3,550,519
215,858	Grainger Trust plc	361,559
990,500	Hongkong Land Holdings, Ltd.	5,777,283

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
62,688	Hufvudstaden AB^	$662,772
596,148	Hysan Development Co., Ltd.	2,386,678
368,611	LXB Retail Properties plc*	677,691
42,568	Prime Office REIT AG*	254,197
53,088	Prologis, Inc.	1,912,230
18,187	PSP Swiss Property AG	1,617,692
349,650	Quintain Estates & Development plc*	215,226
284,785	Safestore Holdings, Ltd.	537,311
77,429	Sponda Oyj	318,894
12,450	STAG Industrial, Inc.^	173,802
14,650	Swire Properties, Ltd.*	36,401
3,318	Swiss Prime Site AG	275,796
228,003	Unite Group plc	719,395

		26,811,053

Residential REIT’s (9.1%):
110,394	Apartment Investment & Management Co., Class A	2,915,506
19,618	AvalonBay Communities, Inc.	2,773,004
17,284	Boardwalk REIT	989,688
17,510	BRE Properties, Inc.	885,130
20,027	Camden Property Trust	1,316,775
22,038	Equity Lifestyle Properties, Inc.	1,536,930
119,581	Equity Residential Property Trust	7,488,162

		17,905,195

Retail REIT’s (18.7%):
42,216	Acadia Realty Trust	951,549
889	Altarea SCA	142,845
12,328	Calloway REIT	335,151
395,000	CapitaMall Trust	567,123
525,051	CFS Retail Property Trust	973,849
19,377	Corio NV	1,021,235
16,848	Eurocommercial Properties NV	639,155
12,720	Federal Realty Investment Trust	1,231,169
248,649	Hammerson plc	1,653,418
28,409	Klepierre	987,343
116,398	Liberty International plc	617,191
4,090	Macerich Co. (The)	236,198
13,266	Mercialys SA	469,389
196,943	Metric Property Investments plc	292,132
90,671	Regency Centers Corp.	4,033,046
84,030	RioCan	2,277,708
73,804	Simon Property Group, Inc.	10,751,767
176,000	Suntec REIT	175,019
19,684	Unibail	3,937,286
581,708	Westfield Group	5,351,410

		36,643,983

Specialized REIT’s (8.4%):
42,150	Ashford Hospitality Trust	379,772
98,238	Big Yellow Group plc	446,308
30,210	Extendicare REIT	239,329
96,442	HCP, Inc.	3,805,601
95,656	Healthcare Realty Trust, Inc.	2,104,432
264,565	Host Hotels & Resorts, Inc.	4,344,157
22,408	Public Storage, Inc.	3,096,114
74,724	Senior Housing Properties Trust	1,647,664
8,687	Sovran Self Storage, Inc.	432,873

		16,496,250

Total Common Stocks (Cost $148,978,275)		187,942,544

Shares		Fair Value
Securities Held as Collateral for Securities on Loan (4.0%):
$ 7,882,589	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$7,882,589

Unaffiliated Investment Company (3.5%):
6,793,810	Dreyfus Treasury Prime Cash Management, 0.00%(d)	6,793,810

Total Unaffiliated Investment Company (Cost $6,793,810)		6,793,810

Total Investment Securities (Cost $163,654,674)(e)—103.3%		202,618,943
Net other assets (liabilities) — (3.3)%		(6,484,321)

Net Assets — 100.0%		$196,134,622

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $7,576,306.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of March 31, 2012 are identified below:
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	7.9%
Austria	—	^
Belgium	0.1
Belize	0.2
Bermuda	2.9
Brazil	0.3
Canada	3.3
China	0.2
Finland	0.3
France	3.5
Germany	0.5
Hong Kong	14.0
Italy	0.2
Japan	8.5
Jersey	0.1
Netherlands	1.0
Norway	—	^
Singapore	1.8
Sweden	0.7
Switzerland	1.0
United Kingdom	6.1
United States	47.4

	100.0%

^	Represents less than 0.05%.

At March 31, 2012, the Fund’s open forward cross currency contracts were as follows:

						Unrealized
				Contract		Appreciation/
		Amount	Amount	Value	Value	(Depreciation)
Purchase/Sale Contracts	Counterparty	Purchased	Sold	($)	($)	($)
British Pound/European Euro	HSBC	875 GBP	1,049 EUR	1,400	1,400	0

				1,400	1,400	0

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (93.0%):
Air Freight & Logistics (1.9%):
185,768	Expeditors International of Washington, Inc.	$8,640,070

Biotechnology (0.6%):
211,588	Ironwood Pharmaceuticals, Inc.*^	2,816,236

Capital Markets (0.7%):
66,344	Greenhill & Co., Inc.^	2,895,252

Chemicals (2.6%):
192,699	Intrepid Potash, Inc.*^	4,688,367
127,135	Rockwood Holdings, Inc.*	6,630,090

		11,318,457

Commercial Services & Supplies (5.9%):
281,968	Covanta Holding Corp.	4,576,341
523,058	Edenred	15,732,467
71,205	Stericycle, Inc.*	5,955,586

		26,264,394

Communications Equipment (4.0%):
350,989	Motorola Solutions, Inc.	17,840,771

Construction Materials (1.1%):
54,914	Martin Marietta Materials, Inc.^	4,702,286

Diversified Consumer Services (3.8%):
153,302	New Oriental Education & Technology Group, Inc., Sponsored ADR*	4,209,673
164,293	Weight Watchers International, Inc.^	12,681,777

		16,891,450

Diversified Financial Services (5.3%):
48,234	IntercontinentalExchange, Inc.*	6,628,316
208,998	Leucadia National Corp.	5,454,848
313,303	MSCI, Inc., Class A*	11,532,684

		23,615,848

Electric Utilities (1.7%):
234,373	Brookfield Infrastructure Partners LP^	7,406,187

Food & Staples Retailing (0.9%):
2,834,000	Sun Art Retail Group, Ltd.*^	3,849,575

Food Products (2.6%):
141,116	Mead Johnson Nutrition Co.	11,639,248

Health Care Equipment & Supplies (5.4%):
79,183	IDEXX Laboratories, Inc.*^	6,924,553
31,309	Intuitive Surgical, Inc.*	16,961,651

		23,886,204

Health Care Technology (1.2%):
71,801	Athenahealth, Inc.*^	5,321,890

Hotels, Restaurants & Leisure (1.8%):
141,910	Ctrip.com International, Ltd., Sponsored ADR*^	3,070,932
170,452	Dunkin’ Brands Group, Inc.^	5,132,310

		8,203,242

Internet & Catalog Retail (1.6%):
56,704	Groupon, Inc.*^	1,042,220
53,030	Netflix, Inc.*^	6,100,571

		7,142,791

Internet Software & Services (9.7%):
205,573	Akamai Technologies, Inc.*	7,544,529
1,946,000	Alibaba.com, Ltd.*	3,306,485
129,523	LinkedIn Corp., Class A*^	13,210,051

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
43,172	MercadoLibre, Inc.	$4,221,790
381,321	Yandex NV, Class A*^	10,246,095
193,938	Youku.com, Inc., Sponsored ADR*^	4,264,696

		42,793,646

IT Services (1.5%):
158,990	Gartner, Inc.*	6,779,334

Life Sciences Tools & Services (3.4%):
181,694	Illumina, Inc.*^	9,558,921
75,971	Techne Corp.	5,325,567

		14,884,488

Machinery (1.4%):
52,439	Schindler Holding AG	6,308,236

Media (2.9%):
142,901	McGraw-Hill Cos., Inc. (The)	6,926,411
95,317	Morningstar, Inc.^	6,009,737

		12,936,148

Metals & Mining (1.6%):
1,437,005	Lynas Corp., Ltd.*^	1,631,053
160,922	Molycorp, Inc.*^	5,443,991

		7,075,044

Multiline Retail (1.5%):
70,623	Dollar Tree, Inc.*	6,673,167

Oil, Gas & Consumable Fuels (2.6%):
126,569	Range Resources Corp.	7,358,722
184,116	Ultra Petroleum Corp.*	4,166,545

		11,525,267

Personal Products (0.9%):
180,395	Natura Cosmeticos SA	3,900,139

Pharmaceuticals (1.8%):
146,989	Valeant Pharmaceuticals International, Inc.*	7,891,839

Professional Services (7.3%):
72,020	IHS, Inc., Class A*	6,744,673
197,434	Intertek Group plc	7,924,838
668,267	Qualicorp SA*	5,742,548
252,792	Verisk Analytics, Inc., Class A*	11,873,640

		32,285,699

Semiconductors & Semiconductor Equipment (2.2%):
240,029	ARM Holdings plc, Sponsored ADR	6,790,420
70,434	First Solar, Inc.*^	1,764,372
85,318	NVIDIA Corp.*	1,313,044

		9,867,836

Software (10.5%):
48,426	Citrix Systems, Inc.*	3,821,296
63,555	FactSet Research Systems, Inc.^	6,294,487
191,800	Nexon Co., Ltd.*	3,344,332
113,815	Red Hat, Inc.*	6,816,380
64,626	Salesforce.com, Inc.*	9,985,363
167,387	Solera Holdings, Inc.	7,681,389
649,383	Zynga, Inc., Class A*^	8,539,387

		46,482,634

Trading Companies & Distributors (3.7%):
307,213	Fastenal Co.^	16,620,223

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.9%):
35,725	Millicom International Cellular SA, SDR	$4,053,622

Total Common Stocks (Cost $323,159,463)		412,511,223

Private Placements (3.6%):
Internet & Catalog Retail (2.0%):
$ 424,992	Groupon, Inc.*(a)(b)	7,551,235
33,446	Peixe Urbano, Inc.*(a)(b)	1,101,072

		8,652,307

Internet Software & Services (0.7%):
233,248	Zynga, Inc.*(a)(b)	2,913,851

Software (0.1%):
45,781	Workday, Inc.*(a)(b)	607,056

Transportation Infrastructure (0.8%):
818,433	Better Place LLC(a)(b)	3,715,686

Total Private Placements (Cost $10,382,847)		15,888,900

Securities Held as Collateral for Securities on Loan (19.3%):
$ 85,324,531	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	85,324,531

Total Securities Held as Collateral for Securities on Loan (Cost $85,324,531)		85,324,531

Unaffiliated Investment Company (3.7%):
16,385,692	Dreyfus Treasury Prime Cash Management, 0.00%(d)	16,385,692

Total Unaffiliated Investment Company (Cost $16,385,692)		16,385,692

Total Investment Securities (Cost $435,252,533)(e)—119.6%		530,110,346
Net other assets (liabilities) — (19.6)%		(86,759,290)

Net Assets — 100.0%		$443,351,056

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $83,498,059.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2012, these securities represent 3.6% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 3.58% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(d)	The rate represents the effective yield at March 31, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Argentina	0.8%
Australia	0.3
Bermuda	1.4
Brazil	2.0
Canada	2.3
Cayman Islands	2.2
China	1.3
France	3.0
Japan	0.6
Luxembourg	0.8
Netherlands	1.9
Switzerland	1.2
United Kingdom	2.8
United States	79.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.3%):
Aerospace & Defense (1.8%):
99,750	BAE Systems plc, Sponsored ADR^	$1,925,175

Airlines (0.8%):
453,700	Cathay Pacific Airways, Ltd.^	839,740

Auto Components (0.9%):
20,600	Magna International, Inc.^	983,444

Automobiles (3.3%):
138,500	Fuji Heavy Industries, Ltd., ADR^	2,240,930
47,500	Tata Motors, Ltd., Sponsored ADR^	1,281,075

		3,522,005

Beverages (3.2%):
24,900	Diageo plc, Sponsored ADR	2,402,850
20,100	Heineken NV	1,116,709

		3,519,559

Building Products (0.8%):
96,500	Asahi Glass Co., Ltd., ADR	823,145

Chemicals (3.7%):
23,800	Agrium, Inc.	2,055,606
48,500	Nitto Denko Corp., ADR	1,983,165

		4,038,771

Commercial Banks (11.4%):
82,400	Australia & New Zealand Banking Group, Ltd., Sponsored ADR^	2,007,264
108,200	Banco Bradesco SA, ADR	1,893,500
79,200	Hang Seng Bank, Ltd.	1,053,658
1,317,000	Mizuho Financial Group, Inc.^	2,164,394
24,500	Toronto-Dominion Bank (The)^	2,081,275
68,600	United Overseas Bank, Ltd., Sponsored ADR	1,998,318
33,775	Woori Finance Holdings Co., Ltd., ADR*	1,165,238

		12,363,647

Diversified Financial Services (1.0%):
16,000	Deutsche Boerse AG	1,077,135

Diversified Telecommunication Services (4.8%):
162,900	France Telecom SA, Sponsored ADR^	2,419,065
144,500	Tele Norte Leste Participacoes SA, Sponsored ADR^	1,640,075
67,400	Telstra Corp., Ltd., Sponsored ADR	1,155,236

		5,214,376

Electric Utilities (2.7%):
123,600	CIA Paranaense de Energia, Sponsored ADR	2,905,836

Electronic Equipment, Instruments & Components (2.4%):
399,800	Hitachi, Ltd.^	2,585,154

Energy Equipment & Services (1.1%):
32,500	Seadrill, Ltd.	1,220,506

Food & Staples Retailing (2.2%):
51,100	Aeon Co., Ltd.	672,142
32,900	Delhaize Group, Sponsored ADR	1,730,540

		2,402,682

Food Products (1.9%):
62,100	Unilever plc, Sponsored ADR	2,052,405

Industrial Conglomerates (1.0%):
51,200	Koc Holding AS, ADR	1,041,920

Shares		Fair Value
Common Stocks, continued
Insurance (7.8%):
61,100	Axis Capital Holdings, Ltd.	$2,026,687
154,300	Manulife Financial Corp.	2,090,765
15,400	RenaissanceRe Holdings, Ltd.	1,166,242
117,900	Zurich Insurance Group AG, Sponsored ADR^	3,180,942

		8,464,636

IT Services (1.1%):
25,600	Cap Gemini SA	1,144,961

Leisure Equipment & Products (0.6%):
32,900	Sega Sammy Holdings, Inc.	693,097

Machinery (1.0%):
39,400	Komatsu, Ltd.^	1,128,774

Media (2.0%):
169,700	Reed Elsevier NV	2,165,997

Metals & Mining (6.4%):
22,300	POSCO, ADR	1,866,510
37,200	Rio Tinto plc, Sponsored ADR^	2,067,948
38,300	Vale SA, Sponsored ADR	893,539
137,500	Yamana Gold, Inc.^	2,147,750

		6,975,747

Multiline Retail (1.0%):
92,250	Marks & Spencer Group plc, Sponsored ADR	1,112,535

Oil, Gas & Consumable Fuels (10.7%):
987,950	China Petroleum & Chemical Corp. (Sinopec), H Shares	1,074,839
48,500	Nexen, Inc.	889,975
31,700	Petroleo Brasileiro SA, ADR	841,952
42,400	Royal Dutch Shell plc, Sponsored ADR	2,973,512
61,700	Sasol, Ltd., Sponsored ADR^	3,001,088
77,700	Statoil ASA, Sponsored ADR	2,106,447
34,700	Yanzhou Coal Mining Co., Ltd., Sponsored ADR	749,867

		11,637,680

Paper & Forest Products (1.0%):
60,900	Svenska Cellulosa AB, Sponsored ADR	1,052,961

Pharmaceuticals (5.6%):
66,600	AstraZeneca plc, Sponsored ADR^	2,963,034
26,900	Sanofi	2,085,174
21,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	968,790

		6,016,998

Semiconductors & Semiconductor Equipment (2.5%):
28,500	ASML Holding NV	1,421,737
85,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,309,496

		2,731,233

Software (1.0%):
55,400	Sage Group plc (The), ADR	1,060,356

Tobacco (2.2%):
58,900	Imperial Tobacco Group plc	2,387,659

Trading Companies & Distributors (1.9%):
6,100	Mitsui & Co., Ltd., Sponsored ADR	2,016,843

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (4.8%):
68,200	Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	$5,225,484

Wireless Telecommunication Services (3.7%):
327	KDDI Corp.^	2,128,253
135,300	SK Telecom Co., Ltd., Sponsored ADR	1,882,023

		4,010,276

Total Common Stocks (Cost $94,873,293)		104,340,737
Securities Held as Collateral for Securities on Loan (23.1%):
$ 24,993,120	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	24,993,120

Total Securities Held as Collateral for Securities on Loan (Cost $24,993,120)		24,993,120

Unaffiliated Investment Company (4.4%):
4,727,062	Dreyfus Treasury Prime Cash Management, 0.00%(b)	4,727,062

Total Unaffiliated Investment Company (Cost $4,727,062)		4,727,062

Total Investment Securities (Cost $124,593,475)(c)—123.8%		134,060,919
Net other assets (liabilities) — (23.8)%		(25,735,939)

Net Assets — 100.0%		$108,324,980

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $24,336,449.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	2.4%
Belgium	1.3
Bermuda	3.3
Brazil	10.0
Canada	7.6
China	0.8
France	4.2
Germany	0.8
Hong Kong	1.4
India	1.0
Israel	0.7
Japan	12.3
Netherlands	3.5
Norway	1.6
Republic of Korea (South)	3.7
Singapore	1.5
South Africa	2.2
Sweden	0.8
Switzerland	2.4
Taiwan	1.0
Turkey	0.8
United Kingdom	14.1
United States	22.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (2.7%):
25,380	BE Aerospace, Inc.*	$1,179,409
35,300	Hexcel Corp.*	847,553
4,090	TransDigm Group, Inc.*	473,458

		2,500,420

Auto Components (0.5%):
11,860	Tenneco, Inc.*	440,599

Biotechnology (3.1%):
16,600	ARIAD Pharmaceuticals, Inc.*	264,770
22,170	Cepheid, Inc.*	927,371
23,360	Cubist Pharmaceuticals, Inc.*	1,010,320
24,200	Incyte Corp.*	467,060
3,200	Medivation, Inc.*	239,104

		2,908,625

Capital Markets (1.2%):
17,500	Cohen & Steers, Inc.^	558,250
63,970	WisdomTree Investments, Inc.*	535,429

		1,093,679

Chemicals (1.0%):
7,590	Cytec Industries, Inc.	461,396
14,760	H.B. Fuller Co.	484,571

		945,967

Commercial Banks (2.8%):
63,720	PrivateBancorp, Inc.	966,632
12,810	Signature Bank*	807,542
26,040	Texas Capital Bancshares, Inc.*	901,505

		2,675,679

Commercial Services & Supplies (1.3%):
17,500	Clean Harbors, Inc.*	1,178,275

Communications Equipment (1.6%):
39,950	Aruba Networks, Inc.*^	890,086
27,530	Procera Networks, Inc.*	615,571

		1,505,657

Construction Materials (0.7%):
19,290	Eagle Materials, Inc.	670,327

Diversified Consumer Services (0.5%):
12,090	Sotheby’s	475,621

Diversified Financial Services (0.6%):
14,300	MarketAxess Holdings, Inc.	533,247

Electrical Equipment (0.5%):
13,270	Polypore International, Inc.*^	466,573

Electronic Equipment, Instruments & Components (2.5%):
4,000	FARO Technologies, Inc.*	233,320
14,100	IPG Photonics Corp.*	733,905
22,890	OSI Systems, Inc.*	1,403,157

		2,370,382

Energy Equipment & Services (2.9%):
17,970	Atwood Oceanics, Inc.*	806,673
4,080	Core Laboratories NV	536,805
7,580	Dril-Quip, Inc.*	492,852
11,230	Hornbeck Offshore Services, Inc.*	471,997
5,700	Lufkin Industries, Inc.	459,705

		2,768,032

Food & Staples Retailing (0.8%):
16,200	Fresh Market, Inc. (The)*^	776,790

Shares		Fair Value
Common Stocks, continued
Food Products (0.2%):
4,330	Annie’s, Inc.*	$150,857

Health Care Equipment & Supplies (4.3%):
8,600	Cooper Cos., Inc. (The)	702,706
32,500	Endologix, Inc.*	476,125
11,870	Gen-Probe, Inc.*	788,287
29,280	NxStage Medical, Inc.*	564,226
16,400	Orthofix International NV*	616,312
16,690	Sirona Dental Systems, Inc.*	860,202

		4,007,858

Health Care Providers & Services (3.7%):
18,010	Catalyst Health Solutions, Inc.*	1,147,777
34,080	HMS Holdings Corp.*	1,063,637
9,350	MWI Veterinary Supply, Inc.*	822,800
6,710	WellCare Health Plans, Inc.*	482,315

		3,516,529

Health Care Technology (2.2%):
7,100	Athenahealth, Inc.*^	526,252
11,800	Greenway Medical Technologies, Inc.*^	180,304
18,810	SXC Health Solutions Corp.*	1,409,998

		2,116,554

Hotels, Restaurants & Leisure (6.3%):
26,000	BJ’s Restaurants, Inc.*	1,309,100
7,560	Buffalo Wild Wings, Inc.*	685,616
25,700	Domino’s Pizza, Inc.	932,910
7,090	Panera Bread Co., Class A*	1,140,923
15,160	Peet’s Coffee & Tea, Inc.*^	1,117,292
40,670	Shuffle Master, Inc.*	715,792

		5,901,633

Household Durables (0.5%):
103,650	Standard Pacific Corp.*^	462,279

Insurance (1.3%):
13,870	ProAssurance Corp.	1,222,086

Internet & Catalog Retail (0.1%):
5,420	CafePress, Inc.*	103,793

Internet Software & Services (3.2%):
32,170	Bankrate, Inc.*^	796,207
2,850	Bazaarvoice, Inc.*^	56,630
32,150	Cornerstone OnDemand, Inc.*^	702,156
2,710	Demandware, Inc.*	80,758
4,130	ExactTarget, Inc.*	107,380
26,880	Liquidity Services, Inc.*	1,204,224
2,700	Millennial Media, Inc.*	63,450

		3,010,805

IT Services (2.1%):
30,320	Cardtronics, Inc.*	795,900
79,350	ServiceSource International, Inc.*^	1,228,338

		2,024,238

Machinery (5.6%):
18,080	Chart Industries, Inc.*	1,325,807
21,100	Colfax Corp.*^	743,564
4,270	Proto Labs, Inc.*^	145,564
14,060	Robbins & Myers, Inc.	731,823
16,200	Wabtec Corp.	1,220,994
14,460	Westport Innovations, Inc.*^	591,703
12,800	Woodward, Inc.	548,224

		5,307,679

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.6%):
14,740	Allied Nevada Gold Corp.*	$479,492
29,600	AuRico Gold, Inc.*	262,552
15,330	Carpenter Technology Corp.	800,686

		1,542,730

Oil, Gas & Consumable Fuels (1.5%):
19,300	Energy XXI (Bermuda), Ltd.*	696,923
70,210	Kodiak Oil & Gas Corp.*	699,292

		1,396,215

Personal Products (2.6%):
32,070	Elizabeth Arden, Inc.*	1,121,809
22,810	Nu Skin Enterprises, Inc., Class A	1,320,927

		2,442,736

Pharmaceuticals (1.2%):
15,030	Jazz Pharmaceuticals plc*	728,504
8,380	Salix Pharmaceuticals, Ltd.*	439,950

		1,168,454

Professional Services (3.2%):
32,270	Acacia Research*	1,346,950
13,310	Advisory Board Co. (The)*	1,179,532
26,730	On Assignment, Inc.*	466,973

		2,993,455

Semiconductors & Semiconductor Equipment (5.3%):
31,910	Cirrus Logic, Inc.*^	759,458
22,690	Mellanox Technologies, Ltd.*^	949,123
43,060	Monolithic Power Systems, Inc.*	846,990
25,210	Semtech Corp.*	717,477
51,200	Teradyne, Inc.*	864,768
26,040	Volterra Semiconductor Corp.*	896,166

		5,033,982

Software (14.4%):
35,690	Ariba, Inc.*	1,167,420
68,600	Aspen Technology, Inc.*	1,408,358
28,560	BroadSoft, Inc.*^	1,092,420
25,930	CommVault Systems, Inc.*	1,287,165
41,060	Fortinet, Inc.*	1,135,309
3,450	Guidewire Software, Inc.*^	106,191
9,410	Imperva, Inc.*	368,401
5,900	Jive Software, Inc.*^	160,244
30,190	NetSuite, Inc.*	1,518,255
12,420	QLIK Technologies, Inc.*	397,440
21,020	Sourcefire, Inc.*	1,011,693
36,030	Synchronoss Technologies, Inc.*	1,150,078
24,650	Tangoe, Inc.*	463,666
35,580	TIBCO Software, Inc.*	1,085,190
16,310	Ultimate Software Group, Inc. (The)*	1,195,197

		13,547,027

Specialty Retail (8.9%):
29,420	Asbury Automotive Group, Inc.*	794,340
14,610	Genesco, Inc.*	1,046,807
12,960	Hibbett Sports, Inc.*^	706,968
22,610	Mattress Firm Holding Corp.*^	856,919
62,120	Sally Beauty Holdings, Inc.*	1,540,576
16,470	Ulta Salon, Cosmetics & Fragrance, Inc.	1,529,898
30,410	Vitamin Shoppe, Inc.*	1,344,426
15,000	Zumiez, Inc.*^	541,650

		8,361,584

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (2.3%):
34,820	Steven Madden, Ltd.*	$1,488,555
7,430	Under Armour, Inc., Class A*^	698,420

		2,186,975

Trading Companies & Distributors (3.9%):
8,200	Applied Industrial Technologies, Inc.	337,266
42,900	Beacon Roofing Supply, Inc.*	1,105,104
34,450	H&E Equipment Services, Inc.*	651,794
18,800	TAL International Group, Inc.	690,148
21,000	United Rentals, Inc.*	900,690

		3,685,002

Total Common Stocks (Cost $87,137,670)		91,492,344

Securities Held as Collateral for Securities on Loan (12.7%):
$11,951,302	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	11,951,302

Total Securities Held as Collateral for Securities on Loan (Cost $11,951,302)		11,951,302

Unaffiliated Investment Company (3.1%):
2,892,374	Dreyfus Treasury Prime Cash Management, 0.00%(b)	2,892,374

Total Unaffiliated Investment Company (Cost $2,892,374)		2,892,374

Total Investment Securities (Cost $101,981,346)(c)—112.9%		106,336,020
Net other assets (liabilities) — (12.9)%		(12,138,932)

Net Assets — 100.0%		$94,197,088

Percentages indicated are based on net assets as of March 31, 2012.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $11,694,819.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.7%
Canada	2.8
Netherlands	0.5
Netherlands Antilles	0.6
United States	95.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (3.2%):
35	Alliant Techsystems, Inc.	$1,754
1,683	BE Aerospace, Inc.*	78,209
11,875	Boeing Co. (The)	883,144
917	Goodrich Corp.	115,028
14,271	Honeywell International, Inc.	871,244
4,195	Lockheed Martin Corp.	376,963
2,601	Precision Castparts Corp.	449,713
2,660	Rockwell Collins, Inc.	153,110
438	Spirit AeroSystems Holdings, Inc., Class A*	10,713
253	Textron, Inc.	7,041
901	TransDigm Group, Inc.*	104,300
15,701	United Technologies Corp.	1,302,241

		4,353,460

Air Freight & Logistics (1.1%):
3,003	C.H. Robinson Worldwide, Inc.	196,666
3,852	Expeditors International of Washington, Inc.	179,157
319	FedEx Corp.	29,335
13,323	United Parcel Service, Inc., Class B	1,075,433
1,652	UTI Worldwide, Inc.	28,464

		1,509,055

Airlines (0.2%):
438	Copa Holdings SA, Class A	34,690
9,183	Delta Air Lines, Inc.*	91,003
2,494	Southwest Airlines Co.	20,551
5,066	United Continental Holdings, Inc.*	108,919

		255,163

Auto Components (0.3%):
1,988	BorgWarner, Inc.*^	167,668
858	Delphi Automotive plc*	27,113
2,626	Gentex Corp.	64,337
4,376	Goodyear Tire & Rubber Co.*	49,099
3,102	Johnson Controls, Inc.	100,753
981	Tesla Motors, Inc.*^	36,532
45	Visteon Corp.*	2,385

		447,887

Automobiles (0.5%):
37,906	Ford Motor Co.	473,446
4,285	Harley-Davidson, Inc.	210,308

		683,754

Beverages (3.8%):
1,595	Brown-Forman Corp., Class B	133,007
35,825	Coca-Cola Co. (The)	2,651,408
4,234	Coca-Cola Enterprises, Inc.	121,093
4,024	Dr Pepper Snapple Group, Inc.	161,805
2,545	Monster Beverage Corp.*	158,019
28,663	PepsiCo, Inc.	1,901,790

		5,127,122

Biotechnology (2.0%):
3,334	Alexion Pharmaceuticals, Inc.*	309,595
2,616	Amylin Pharmaceuticals, Inc.*	65,295
4,381	Biogen Idec, Inc.*	551,875
1,983	BioMarin Pharmaceutical, Inc.*	67,918
7,957	Celgene Corp.*	616,827
2,789	Dendreon Corp.*^	29,717
14,272	Gilead Sciences, Inc.*	697,187
3,410	Human Genome Sciences, Inc.*^	28,098

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,569	Myriad Genetics, Inc.*	$37,122
1,326	Regeneron Pharmaceuticals, Inc.*	154,638
859	United Therapeutics Corp.*	40,485
3,322	Vertex Pharmaceuticals, Inc.*	136,235

		2,734,992

Building Products (0.1%):
23	Armstrong World Industries, Inc.	1,122
980	Lennox International, Inc.	39,494
6,477	Masco Corp.	86,597

		127,213

Capital Markets (1.1%):
683	Affiliated Managers Group, Inc.*	76,366
768	BlackRock, Inc.+	157,363
18,994	Charles Schwab Corp. (The)	272,944
2,171	Eaton Vance Corp.^	62,047
1,282	Federated Investors, Inc.^	28,729
2,627	Franklin Resources, Inc.	325,827
563	Greenhill & Co., Inc.^	24,569
2,003	Lazard, Ltd., Class A	57,206
532	LPL Investment Holdings, Inc.*	20,184
2,585	SEI Investments Co.	53,484
4,710	T. Rowe Price Group, Inc.	307,563
4,022	TD Ameritrade Holding Corp.	79,394
1,543	Waddell & Reed Financial, Inc., Class A	50,009

		1,515,685

Chemicals (3.8%):
3,843	Air Products & Chemicals, Inc.	352,787
1,410	Airgas, Inc.	125,448
1,644	Albemarle Corp.	105,084
2,850	Celanese Corp., Series A	131,613
990	CF Industries Holdings, Inc.	180,824
16,841	E.I. du Pont de Nemours & Co.	890,889
2,591	Eastman Chemical Co.	133,929
5,441	Ecolab, Inc.	335,819
1,308	FMC Corp.	138,465
770	Huntsman Corp.	10,788
1,461	International Flavor & Fragrances, Inc.	85,615
909	Intrepid Potash, Inc.*	22,116
447	Kronos Worldwide, Inc.	11,148
397	LyondellBasell Industries NV, Class A	17,329
9,719	Monsanto Co.	775,187
4,997	Mosaic Co. (The)	276,284
2,868	PPG Industries, Inc.	274,754
5,502	Praxair, Inc.	630,749
1,174	Rockwood Holdings, Inc.*	61,224
636	Scotts Miracle-Gro Co. (The), Class A^	34,446
1,629	Sherwin Williams Co.	177,023
2,214	Sigma Aldrich Corp.	161,755
2,254	Solutia, Inc.	62,977
208	Valspar Corp. (The)	10,044
1,206	W. R. Grace & Co.*	69,707
66	Westlake Chemical Corp.	4,276

		5,080,280

Commercial Banks (0.2%):
6,244	Wells Fargo & Co.	213,170

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.3%):
122	Avery Dennison Corp.	$3,676
2,046	Copart, Inc.*	53,339
148	Covanta Holding Corp.	2,402
2,773	Iron Mountain, Inc.	79,862
56	KAR Auction Services, Inc.*	908
1,565	Stericycle, Inc.*	130,897
1,958	Waste Connections, Inc.	63,694

		334,778

Communications Equipment (2.1%):
978	Acme Packet, Inc.*	26,915
1,664	Ciena Corp.*	26,940
1,470	F5 Networks, Inc.*	198,391
541	Harris Corp.	24,388
4,175	JDS Uniphase Corp.*	60,496
9,667	Juniper Networks, Inc.*	221,181
3,164	Polycom, Inc.*	60,337
30,275	QUALCOMM, Inc.	2,059,306
2,825	Riverbed Technology, Inc.*	79,326

		2,757,280

Computers & Peripherals (8.8%):
16,769	Apple, Inc.*	10,052,512
20,414	Dell, Inc.*	338,872
37,311	EMC Corp.*	1,114,853
145	Fusion-io, Inc.*^	4,120
2,229	NCR Corp.*	48,392
6,671	NetApp, Inc.*	298,661
1,440	QLogic Corp.*	25,574

		11,882,984

Construction & Engineering (0.2%):
935	Aecom Technology Corp.*	20,916
1,034	Chicago Bridge & Iron Co. NV	44,659
3,161	Fluor Corp.	189,786
164	KBR, Inc.	5,830

		261,191

Construction Materials (0.0%):
394	Martin Marietta Materials, Inc.	33,738

Consumer Finance (0.5%):
11,527	American Express Co.	666,952
961	Discover Financial Services	32,040
324	Green Dot Corp., Class A*^	8,592

		707,584

Containers & Packaging (0.3%):
2,851	Ball Corp.	122,251
2,814	Crown Holdings, Inc.*	103,640
1,645	Packaging Corp. of America	48,675
1,263	Rock-Tenn Co., Class A	85,328
905	Silgan Holdings, Inc.	40,001

		399,895

Distributors (0.1%):
765	Genuine Parts Co.	48,004
2,650	LKQ Corp.*	82,600

		130,604

Diversified Consumer Services (0.2%):
2,007	Apollo Group, Inc., Class A*	77,550
980	DeVry, Inc.	33,193
3,314	H&R Block, Inc.	54,582
440	ITT Educational Services, Inc.*^	29,102
523	Weight Watchers International, Inc.^	40,370

		234,797

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.4%):
929	CBOE Holdings, Inc.^	$26,402
1,334	IntercontinentalExchange, Inc.*	183,318
3,625	Moody’s Corp.	152,613
2,199	MSCI, Inc., Class A*	80,945
271	NASDAQ OMX Group, Inc. (The)*	7,019
1,457	NYSE Euronext	43,725

		494,022

Diversified Telecommunication Services (0.4%):
404	Level 3 Communications, Inc.*	10,395
2,305	TW Telecom, Inc.*	51,079
11,594	Verizon Communications, Inc.	443,239
5,967	Windstream Corp.^	69,873

		574,586

Electric Utilities (0.1%):
941	ITC Holdings Corp.	72,401

Electrical Equipment (1.1%):
2,928	AMETEK, Inc.	142,037
2,170	Babcock & Wilcox Co. (The)*	55,878
1,974	Cooper Industries plc, A Shares	126,237
13,631	Emerson Electric Co.	711,266
506	General Cable Corp.*	14,714
131	GrafTech International, Ltd.*	1,564
703	Polypore International, Inc.*^	24,718
2,617	Rockwell Automation, Inc.	208,575
1,741	Roper Industries, Inc.	172,638
241	Thomas & Betts Corp.*	17,330

		1,474,957

Electronic Equipment, Instruments & Components (0.4%):
3,007	Amphenol Corp., Class A	179,728
282	Arrow Electronics, Inc.*	11,835
976	Dolby Laboratories, Inc., Class A*	37,147
2,926	FLIR Systems, Inc.	74,057
538	IPG Photonics Corp.*	28,003
2,881	Jabil Circuit, Inc.	72,371
1,612	National Instruments Corp.	45,974
2,247	Trimble Navigation, Ltd.*	122,282

		571,397

Energy Equipment & Services (2.6%):
309	Atwood Oceanics, Inc.*	13,871
3,156	Baker Hughes, Inc.	132,363
3,278	Cameron International Corp.*	173,177
351	CARBO Ceramics, Inc.^	37,013
824	Core Laboratories NV	108,414
586	Diamond Offshore Drilling, Inc.^	39,115
1,387	Dresser-Rand Group, Inc.*	64,343
4,358	FMC Technologies, Inc.*	219,730
16,593	Halliburton Co.	550,722
1,588	Helmerich & Payne, Inc.	85,673
3,643	McDermott International, Inc.*	46,667
1,953	Oceaneering International, Inc.	105,247
791	Oil States International, Inc.*	61,745
271	Patterson-UTI Energy, Inc.	4,685
401	Rowan Cos., Inc.*	13,205
1,023	RPC, Inc.^	10,849
24,606	Schlumberger, Ltd.	1,720,697
2,785	Superior Energy Services, Inc.*	73,413
53	Tidewater, Inc.	2,863

		3,463,792

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (2.6%):
7,922	Costco Wholesale Corp.	$719,317
7,764	Kroger Co. (The)	188,122
10,581	SYSCO Corp.	315,949
24,455	Wal-Mart Stores, Inc.	1,496,646
15,671	Walgreen Co.	524,822
2,804	Whole Foods Market, Inc.	233,293

		3,478,149

Food Products (1.2%):
678	Bunge, Ltd.	46,402
2,451	Campbell Soup Co.^	82,966
911	ConAgra Foods, Inc.	23,923
1,127	Corn Products International, Inc.	64,972
2,019	Flowers Foods, Inc.	41,127
8,729	General Mills, Inc.	344,359
2,248	Green Mountain Coffee Roasters, Inc.*^	105,296
3,409	H.J. Heinz Co.	182,552
2,070	Hershey Co.	126,953
1,321	Hormel Foods Corp.	38,996
4,172	Kellogg Co.	223,744
1,646	McCormick & Co.	89,592
690	Mead Johnson Nutrition Co.	56,911
8,807	Sara Lee Corp.	189,615

		1,617,408

Gas Utilities (0.0%):
187	National Fuel Gas Co.	8,998
127	ONEOK, Inc.	10,371

		19,369

Health Care Equipment & Supplies (2.7%):
9,309	Baxter International, Inc.	556,492
3,967	Becton, Dickinson & Co.	308,037
1,558	C.R. Bard, Inc.	153,806
1,290	CareFusion Corp.*	33,450
232	Cooper Cos., Inc. (The)	18,957
4,801	Covidien plc	262,518
1,036	DENTSPLY International, Inc.^	41,575
2,086	Edwards Lifesciences Corp.*	151,715
805	Gen-Probe, Inc.*	53,460
1,046	Hill-Rom Holdings, Inc.	34,947
1,039	IDEXX Laboratories, Inc.*	90,860
712	Intuitive Surgical, Inc.*	385,726
16,748	Medtronic, Inc.	656,354
2,579	ResMed, Inc.*	79,717
990	Sirona Dental Systems, Inc.*	51,024
5,964	St. Jude Medical, Inc.	264,265
5,685	Stryker Corp.	315,404
1,045	Thoratec Corp.*	35,227
2,133	Varian Medical Systems, Inc.*	147,092

		3,640,626

Health Care Providers & Services (2.0%):
544	AMERIGROUP Corp.*	36,600
4,685	AmerisourceBergen Corp.	185,901
1,507	Brookdale Senior Living, Inc.*	28,211
3,194	Cardinal Health, Inc.	137,693
760	Catalyst Health Solutions, Inc.*	48,435

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,737	DaVita, Inc.*	$156,625
8,853	Express Scripts, Inc.*	479,656
1,231	HCA Holdings, Inc.	30,455
4,664	Health Management Associates, Inc., Class A*	31,342
873	Henry Schein, Inc.*	66,069
1,820	Laboratory Corp. of America Holdings*	166,603
1,590	Lincare Holdings, Inc.	41,149
4,572	McKesson, Inc.	401,284
7,250	Medco Health Solutions, Inc.*	509,675
861	MEDNAX, Inc.*	64,033
647	Patterson Companies, Inc.	21,610
2,625	Quest Diagnostics, Inc.	160,519
424	Tenet Healthcare Corp.*	2,251
1,666	Universal Health Services, Inc., Class B	69,822

		2,637,933

Health Care Technology (0.2%):
2,830	Allscripts Healthcare Solutions, Inc.*	46,978
2,578	Cerner Corp.*	196,340
1,134	SXC Health Solutions Corp.*	85,005

		328,323

Hotels, Restaurants & Leisure (3.6%):
702	Bally Technologies, Inc.*	32,818
1,358	Brinker International, Inc.	37,413
564	Chipotle Mexican Grill, Inc.*	235,752
37	Choice Hotels International, Inc.^	1,382
2,349	Darden Restaurants, Inc.	120,175
361	Dunkin’ Brands Group, Inc.^	10,870
37	Hyatt Hotels Corp., Class A*	1,581
2,755	International Game Technology	46,256
7,112	Las Vegas Sands Corp.	409,438
4,705	Marriott International, Inc., Class A	178,084
443	Marriott Vacations Worldwide Corp.*	12,630
18,815	McDonald’s Corp.	1,845,751
1,418	MGM Resorts International*	19,313
530	Panera Bread Co., Class A*	85,288
1,360	Royal Caribbean Cruises, Ltd.	40,025
13,593	Starbucks Corp.	759,713
3,538	Starwood Hotels & Resorts Worldwide, Inc.	199,578
1,162	Wynn Resorts, Ltd.	145,110
8,443	Yum! Brands, Inc.	600,973

		4,782,150

Household Durables (0.2%):
118	Garmin, Ltd.	5,540
835	Harman International Industries, Inc.	39,086
1,927	Leggett & Platt, Inc.	44,340
1,171	Tempur-Pedic International, Inc.*	98,868
1,059	Tupperware Brands Corp.	67,247

		255,081

Household Products (1.2%):
1,521	Church & Dwight Co., Inc.	74,818
159	Clorox Co. (The)	10,931
7,997	Colgate-Palmolive Co.	781,947
6,241	Kimberly-Clark Corp.	461,148
3,392	Procter & Gamble Co. (The)	227,976

		1,556,820

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.2%):
11,378	3M Co.	$1,015,031
88	Carlisle Cos., Inc.	4,393
9,959	Danaher Corp.	557,704

		1,577,128

Insurance (0.0%):
501	Erie Indemnity Co., Class A	39,048
176	Validus Holdings, Ltd.	5,447

		44,495

Internet & Catalog Retail (1.6%):
6,590	Amazon.com, Inc.*	1,334,541
1,048	Expedia, Inc.^	35,045
556	Groupon, Inc.*^	10,219
87	HomeAway, Inc.*^	2,207
1,014	Netflix, Inc.*	116,651
900	Priceline.com, Inc.*	645,750
1,052	TripAdvisor, Inc.*^	37,525

		2,181,938

Internet Software & Services (2.9%):
3,052	Akamai Technologies, Inc.*	112,008
11,412	eBay, Inc.*	420,989
857	Equinix, Inc.*	134,935
4,563	Google, Inc., Class A*	2,925,978
171	LinkedIn Corp., Class A*	17,440
1,867	Rackspace Hosting, Inc.*	107,894
2,852	VeriSign, Inc.	109,346
660	VistaPrint NV*	25,509
1,076	WebMD Health Corp., Class A*	27,524

		3,881,623

IT Services (6.5%):
11,708	Accenture plc, Class A	755,166
916	Alliance Data Systems Corp.*^	115,379
9,062	Automatic Data Processing, Inc.	500,132
161	Booz Allen Hamilton Holding Corp.^	2,742
2,134	Broadridge Financial Solutions, Inc.	51,024
5,517	Cognizant Technology Solutions Corp., Class A*	424,533
81	DST Systems, Inc.	4,393
2,093	Fiserv, Inc.*	145,233
298	FleetCor Technologies, Inc.*	11,553
1,787	Gartner, Inc.*	76,198
1,672	Genpact, Ltd.*	27,254
1,450	Global Payments, Inc.	68,831
21,963	International Business Machines Corp.	4,582,580
1,587	Lender Processing Services, Inc.	41,262
1,945	MasterCard, Inc., Class A	817,950
1,259	NeuStar, Inc., Class A*	46,898
5,395	Paychex, Inc.	167,191
1,670	SAIC, Inc.*	22,044
3,061	Teradata Corp.*	208,607
1,837	VeriFone Systems, Inc.*^	95,285
3,063	Visa, Inc., Class A	361,434
11,466	Western Union Co.	201,802

		8,727,491

Leisure Equipment & Products (0.2%):
2,109	Hasbro, Inc.	77,443
4,693	Mattel, Inc.	157,966
1,181	Polaris Industries, Inc.	85,209

		320,618

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.6%):
6,311	Agilent Technologies, Inc.*	$280,903
1,484	Bruker Corp.*	22,720
891	Charles River Laboratories International, Inc.*	32,156
1,100	Covance, Inc.*	52,393
2,256	Illumina, Inc.*^	118,688
297	Life Technologies Corp.*	14,500
578	Mettler-Toledo International, Inc.*	106,785
661	Techne Corp.	46,336
1,666	Waters Corp.*	154,372

		828,853

Machinery (3.5%):
11,691	Caterpillar, Inc.	1,245,325
3,559	Cummins, Inc.	427,222
7,611	Deere & Co.	615,730
2,746	Donaldson Co., Inc.	98,115
2,637	Dover Corp.	165,973
2,364	Eaton Corp.	117,798
913	Flowserve Corp.	105,461
967	Gardner Denver, Inc.	60,940
1,120	Graco, Inc.	59,427
142	Harsco Corp.	3,331
1,372	IDEX Corp.	57,802
7,555	Illinois Tool Works, Inc.	431,542
4,490	Ingersoll-Rand plc	185,662
1,909	Joy Global, Inc.	140,312
151	Kennametal, Inc.	6,724
937	Lincoln Electric Holdings, Inc.	42,465
2,470	Manitowoc Co., Inc. (The)	34,234
675	Navistar International Corp.*	27,304
1,028	Nordson Corp.	56,036
6,628	PACCAR, Inc.	310,389
2,120	Pall Corp.	126,416
1,125	Parker Hannifin Corp.	95,119
166	Snap-On, Inc.	10,121
256	SPX Corp.	19,848
1,341	Timken Co.	68,042
568	Toro Co.	40,390
410	Valmont Industries, Inc.	48,138
1,207	WABCO Holdings, Inc.*	72,999
878	Wabtec Corp.	66,175

		4,739,040

Marine (0.0%):
677	Kirby Corp.*	44,540

Media (3.0%):
982	AMC Networks, Inc., Class A*	43,827
3,904	Cablevision Systems Corp., Class A	57,311
1,917	CBS Corp., Class B	65,005
917	Charter Communications, Inc., Class A*	58,184
21,805	Comcast Corp., Class A	654,368
12,795	DIRECTV Group, Inc. (The), Class A*	631,305
4,793	Discovery Communications, Inc., Class A*	242,526
2,737	DISH Network Corp., Class A	90,129
3,159	Interpublic Group of Cos., Inc. (The)	36,044
838	John Wiley & Sons, Inc.	39,880
290	Lamar Advertising Co.*^	9,399
5,026	Liberty Global, Inc., Class A*	251,702

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
4,149	McGraw-Hill Cos., Inc. (The)	$201,102
428	Morningstar, Inc.	26,985
5,098	Omnicom Group, Inc.	258,214
196	Pandora Media, Inc.*^	2,001
471	Regal Entertainment Group, Class A^	6,406
1,625	Scripps Networks Interactive, Class A	79,121
71,693	Sirius XM Radio, Inc.*^	165,611
3,234	Thomson Reuters Corp.	93,463
5,787	Time Warner Cable, Inc.	471,641
10,014	Viacom, Inc., Class B	475,264
5,093	Virgin Media, Inc.^	127,223

		4,086,711

Metals & Mining (1.0%):
282	AK Steel Holding Corp.^	2,132
1,917	Allegheny Technologies, Inc.	78,923
1,608	Allied Nevada Gold Corp.*	52,308
791	Carpenter Technology Corp.	41,314
2,648	Cliffs Natural Resources, Inc.	183,401
588	Compass Minerals International, Inc.	42,183
17,179	Freeport-McMoRan Copper & Gold, Inc.	653,489
963	Molycorp, Inc.*^	32,578
186	Reliance Steel & Aluminum Co.	10,505
1,064	Royal Gold, Inc.	69,394
75	Schnitzer Steel Industries, Inc.	2,992
3,107	Southern Copper Corp.	98,523
2,857	Steel Dynamics, Inc.	41,541
700	Titanium Metals Corp.	9,492
1,128	Walter Energy, Inc.	66,789

		1,385,564

Multiline Retail (0.6%):
425	Big Lots, Inc.*	18,283
1,808	Dollar General Corp.*	83,530
2,093	Dollar Tree, Inc.*	197,767
2,231	Family Dollar Stores, Inc.	141,178
3,888	Kohl’s Corp.	194,517
969	Macy’s, Inc.	38,498
2,801	Nordstrom, Inc.	156,072
666	Target Corp.	38,808

		868,653

Office Electronics (0.0%):
994	Zebra Technologies Corp., Class A*	40,933

Oil, Gas & Consumable Fuels (7.3%):
2,387	Alpha Natural Resources, Inc.*	36,306
1,357	Anadarko Petroleum Corp.	106,307
2,003	Apache Corp.	201,181
403	Arch Coal, Inc.	4,316
3,815	Cabot Oil & Gas Corp.	118,914
2,078	Chevron Corp.	222,845
401	Cimarex Energy Co.	30,263
2,017	Cobalt International Energy, Inc.*	60,571
1,875	Concho Resources, Inc.*	191,400
4,129	Consol Energy, Inc.	140,799
761	Continental Resources, Inc.*^	65,309
6,019	Denbury Resources, Inc.*	109,726
13,122	El Paso Corp.	387,755
4,868	EOG Resources, Inc.	540,835
974	EQT Corp.	46,957
2,339	EXCO Resources, Inc.^	15,508

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
65,924	Exxon Mobil Corp.	$5,717,589
1,601	Forest Oil Corp.*	19,404
3,442	HollyFrontier Corp.	110,660
2,137	Kinder Morgan, Inc.^	82,595
437	Kosmos Energy LLC*	5,786
232	Laredo Petroleum Holdings, Inc.*	5,438
555	Murphy Oil Corp.	31,230
1,409	Newfield Exploration Co.*	48,864
633	Noble Energy, Inc.	61,895
4,245	Occidental Petroleum Corp.	404,251
4,929	Peabody Energy Corp.	142,744
1,813	Pioneer Natural Resources Co.	202,313
2,500	QEP Resources, Inc.	76,250
184	Quicksilver Resources, Inc.*^	927
2,918	Range Resources Corp.	169,653
7,359	SandRidge Energy, Inc.*	57,621
919	SM Energy Co.	65,038
6,309	Southwestern Energy Co.*	193,055
2,737	Ultra Petroleum Corp.*	61,938
2,151	Whiting Petroleum Corp.*	116,799

		9,853,042

Paper & Forest Products (0.0%):
1,717	International Paper Co.	60,267

Personal Products (0.4%):
7,823	Avon Products, Inc.	151,453
4,092	Estee Lauder Co., Inc. (The), Class A	253,459
2,168	Herbalife, Ltd.	149,202

		554,114

Pharmaceuticals (2.8%):
26,466	Abbott Laboratories	1,622,101
5,527	Allergan, Inc.	527,442
6,136	Eli Lilly & Co.	247,097
2,124	Endo Pharmaceuticals Holdings, Inc.*	82,262
2,534	Hospira, Inc.*	94,746
10,140	Johnson & Johnson Co.	668,834
7,218	Mylan, Inc.*	169,262
1,509	Perrigo Co.	155,895
2,755	Warner Chilcott plc, Class A*	46,312
2,171	Watson Pharmaceuticals, Inc.*	145,587

		3,759,538

Professional Services (0.3%):
906	Dun & Bradstreet Corp.	76,765
103	Equifax, Inc.	4,559
900	IHS, Inc., Class A*	84,285
1,264	Nielsen Holdings NV*	38,097
2,683	Robert Half International, Inc.	81,295
226	Towers Watson & Co., Class A	14,932
1,827	Verisk Analytics, Inc., Class A*	85,814

		385,747

Real Estate Investment Trusts (REITs) (1.9%):
7,193	American Tower Corp.	453,303
1,473	Apartment Investment & Management Co., Class A	38,902
2,168	Boston Properties, Inc.	227,618
1,036	Camden Property Trust	68,117
353	Corporate Office Properties Trust	8,193
1,945	Digital Realty Trust, Inc.^	143,872
385	Equity Residential Property Trust	24,109
352	Essex Property Trust, Inc.^	53,332

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
857	Federal Realty Investment Trust	$82,949
836	Macerich Co. (The)	48,279
1,791	Plum Creek Timber Co., Inc.	74,434
2,398	Public Storage, Inc.	331,332
2,190	Rayonier, Inc.	96,557
4,346	Simon Property Group, Inc.	633,125
295	UDR, Inc.	7,879
2,796	Ventas, Inc.	159,652
347	Vornado Realty Trust	29,217
2,856	Weyerhaeuser Co.	62,603

		2,543,473

Real Estate Management & Development (0.1%):
5,255	CBRE Group, Inc.*	104,890
597	Jones Lang LaSalle, Inc.	49,736

		154,626

Road & Rail (0.7%):
93	Con-way, Inc.	3,033
19,998	CSX Corp.	430,357
4,468	Hertz Global Holdings, Inc.*	67,199
1,658	J.B. Hunt Transport Services, Inc.	90,145
1,480	Kansas City Southern Industries, Inc.*	106,101
859	Landstar System, Inc.	49,581
1,454	Union Pacific Corp.	156,276

		902,692

Semiconductors & Semiconductor Equipment (2.2%):
11,210	Advanced Micro Devices, Inc.*	89,904
5,843	Altera Corp.	232,668
5,434	Analog Devices, Inc.	219,534
1,514	Applied Materials, Inc.	18,834
7,831	Atmel Corp.*^	77,214
3,487	Avago Technologies, Ltd.	135,888
9,722	Broadcom Corp., Class A	382,075
102	Cree, Inc.*^	3,226
2,864	Cypress Semiconductor Corp.	44,764
1,043	First Solar, Inc.*^	26,127
426	Freescale Semiconductor Holdings I, Ltd.*^	6,556
1,200	Intersil Corp., Class A	13,440
2,370	KLA-Tencor Corp.	128,976
2,240	Lam Research Corp.*^	99,949
4,149	Linear Technology Corp.	139,821
3,177	LSI Corp.*	27,576
5,371	Maxim Integrated Products, Inc.	153,557
2,151	MEMC Electronic Materials, Inc.*	7,765
3,475	Microchip Technology, Inc.^	129,270
10,901	NVIDIA Corp.*	167,766
8,178	ON Semiconductor Corp.*	73,684
266	PMC-Sierra, Inc.*	1,923
696	Silicon Laboratories, Inc.*	29,928
3,473	Skyworks Solutions, Inc.*	96,029
13,371	Texas Instruments, Inc.	449,399
4,820	Xilinx, Inc.	175,593

		2,931,466

Software (7.2%):
9,148	Adobe Systems, Inc.*	313,868
1,649	Ansys, Inc.*	107,218
1,767	Ariba, Inc.*	57,799
4,170	Autodesk, Inc.*	176,474
3,000	BMC Software, Inc.*	120,480

Shares		Fair Value
Common Stocks, continued
Software, continued
4,944	Cadence Design Systems, Inc.*	$58,537
3,409	Citrix Systems, Inc.*	269,004
2,841	Compuware Corp.*	26,109
5,970	Electronic Arts, Inc.*	98,386
843	FactSet Research Systems, Inc.	83,491
2,210	Fortinet, Inc.*	61,107
1,904	Informatica Corp.*	100,722
5,487	Intuit, Inc.	329,933
1,483	Micros Systems, Inc.*	81,995
134,566	Microsoft Corp.	4,339,753
4,274	Nuance Communications, Inc.*	109,329
69,650	Oracle Corp.	2,030,994
3,501	Red Hat, Inc.*	209,675
2,046	Rovi Corp.*	66,597
2,428	Salesforce.com, Inc.*	375,150
1,268	Solera Holdings, Inc.	58,189
13,702	Symantec Corp.*	256,227
182	Synopsys, Inc.*	5,580
3,014	TIBCO Software, Inc.*	91,927
1,539	VMware, Inc., Class A*	172,937
1,633	Zynga, Inc., Class A*	21,474

		9,622,955

Specialty Retail (2.7%):
1,037	Aaron’s, Inc.	26,858
1,375	Abercrombie & Fitch Co., Class A	68,214
1,324	Advance Auto Parts, Inc.	117,267
318	AutoNation, Inc.*^	10,911
459	AutoZone, Inc.*	170,656
4,518	Bed Bath & Beyond, Inc.*	297,149
671	CarMax, Inc.*	23,250
2,204	Chico’s FAS, Inc.	33,280
1,724	Dick’s Sporting Goods, Inc.	82,890
377	DSW, Inc., Class A	20,648
1,166	Guess?, Inc.	36,438
17,474	Home Depot, Inc. (The)	879,117
4,523	Limited Brands, Inc. (The)	217,104
2,327	O’Reilly Automotive, Inc.*	212,572
2,046	PetSmart, Inc.	117,072
4,262	Ross Stores, Inc.	247,622
1,609	Sally Beauty Holdings, Inc.*	39,903
2,320	Tiffany & Co.	160,382
14,003	TJX Cos., Inc. (The)	556,059
1,324	Tractor Supply Co.	119,901
824	Ulta Salon, Cosmetics & Fragrance, Inc.	76,541
1,942	Urban Outfitters, Inc.*	56,532
990	Williams-Sonoma, Inc.	37,105

		3,607,471

Textiles, Apparel & Luxury Goods (1.2%):
5,324	Coach, Inc.	411,439
692	Deckers Outdoor Corp.*^	43,631
956	Fossil, Inc.*	126,173
1,723	Hanesbrands, Inc.*	50,897
783	Michael Kors Holdings, Ltd.*	36,480
6,474	Nike, Inc., Class B	702,041
170	PVH Corp.	15,186
1,138	Ralph Lauren Corp.	198,387
669	Under Armour, Inc., Class A*	62,886

		1,647,120

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.0%):
838	Hudson City Bancorp, Inc.	$6,126
1,313	People’s United Financial, Inc.	17,384

		23,510

Tobacco (2.6%):
28,319	Altria Group, Inc.	874,207
29,185	Philip Morris International, Inc.	2,586,083
1,872	Reynolds American, Inc.	77,576

		3,537,866

Trading Companies & Distributors (0.5%):
5,347	Fastenal Co.^	289,273
808	MSC Industrial Direct Co., Inc., Class A	67,290
1,032	W.W. Grainger, Inc.	221,684
356	WESCO International, Inc.*	23,250

		601,497

Water Utilities (0.0%):
225	Aqua America, Inc.^	5,015

Wireless Telecommunication Services (0.4%):
3,403	Clearwire Corp., Class A*	7,759
5,267	Crown Castle International Corp.*	280,942
4,945	MetroPCS Communications, Inc.*	44,604
2,633	NII Holdings, Inc.*	48,210
2,045	SBA Communications Corp., Class A*	103,906

		485,421

Total Common Stocks (Cost $105,005,696)		133,161,053

Securities Held as Collateral for Securities on Loan (1.6%):
$ 2,169,142	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	2,169,142

Total Securities Held as Collateral for Securities on Loan (Cost $2,169,142)		2,169,142

Unaffiliated Investment Company (2.3%):
3,166,950	Dreyfus Treasury Prime Cash Management, 0.00%(b)	3,166,950

Total Unaffiliated Investment Company (Cost $3,166,950)		3,166,950

Total Investment Securities (Cost $110,341,788)(c)—102.8%		138,497,145
Net other assets (liabilities) — (2.8)%		(3,837,249)

Net Assets — 100.0%		$134,659,896

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $2,117,317.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.1%
British Virgin Islands	—	^
Canada	0.2
Cayman Islands	0.1
Hong Kong	—	^
Ireland (Republic of)	1.0
Liberia	—	^
Netherlands	1.4
Panama	0.1
Singapore	0.1
Switzerland	—	^
United Kingdom	—	^
United States	97.0

	100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $186,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ Index 100 E-Mini June Futures	Long	6/15/12	6	$330,090	$19,206
S&P 500 Index E-Mini June Futures	Long	6/15/12	17	1,192,720	48,842

Total					$68,048

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (1.4%):
910	Alliant Techsystems, Inc.	$45,609
137	BE Aerospace, Inc.*	6,367
2,467	Boeing Co. (The)	183,471
5,469	Exelis, Inc.	68,472
9,811	General Dynamics Corp.	719,931
2,180	Goodrich Corp.	273,459
1,438	Huntington Ingalls Industries, Inc.*	57,865
2,950	L-3 Communications Holdings, Inc.	208,772
1,005	Lockheed Martin Corp.	90,309
7,717	Northrop Grumman Corp.	471,354
10,520	Raytheon Co.	555,246
2,707	Spirit AeroSystems Holdings, Inc., Class A*	66,213
7,698	Textron, Inc.	214,235
1,474	United Technologies Corp.	122,254

		3,083,557

Air Freight & Logistics (0.4%):
8,782	FedEx Corp.	807,593
255	UTI Worldwide, Inc.	4,393

		811,986

Airlines (0.1%):
185	Copa Holdings SA, Class A	14,652
9,955	Delta Air Lines, Inc.*	98,654
19,331	Southwest Airlines Co.	159,287
1,440	United Continental Holdings, Inc.*	30,960

		303,553

Auto Components (0.5%):
2,639	Autoliv, Inc.^	176,945
1,986	Delphi Automotive plc*	62,758
516	Federal-Mogul Corp.*	8,880
14,969	Johnson Controls, Inc.	486,193
3,124	Lear Corp.	145,235
2,993	TRW Automotive Holdings Corp.*	139,025
1,423	Visteon Corp.*	75,419

		1,094,455

Automobiles (0.6%):
48,311	Ford Motor Co.	603,404
22,450	General Motors Co.*	575,843
1,221	Thor Industries, Inc.	38,535

		1,217,782

Beverages (0.3%):
4,554	Beam, Inc.	266,728
462	Brown-Forman Corp., Class B	38,526
2,059	Coca-Cola Enterprises, Inc.	58,887
4,984	Constellation Brands, Inc., Class A*	117,573
3,971	Molson Coors Brewing Co., Class B	179,688

		661,402

Biotechnology (0.8%):
23,508	Amgen, Inc.	1,598,309
703	Vertex Pharmaceuticals, Inc.*	28,830

		1,627,139

Building Products (0.1%):
568	Armstrong World Industries, Inc.	27,701
4,579	Fortune Brands Home & Security, Inc.*	101,059
3,727	Owens Corning, Inc.*	134,284

		263,044

Shares		Fair Value
Common Stocks, continued
Capital Markets (3.0%):
442	Affiliated Managers Group, Inc.*	$49,420
9,572	American Capital, Ltd.*	82,989
6,683	Ameriprise Financial, Inc.	381,800
6,477	Ares Capital Corp.	105,899
36,673	Bank of New York Mellon Corp. (The)	884,920
1,277	BlackRock, Inc.+	261,657
7,437	E*TRADE Financial Corp.*	81,435
570	Federated Investors, Inc.^	12,774
15,290	Goldman Sachs Group, Inc. (The)	1,901,617
13,648	Invesco, Ltd.	363,992
5,368	Janus Capital Group, Inc.^	47,829
4,045	Jefferies Group, Inc.	76,208
4,104	Legg Mason, Inc.	114,625
139	LPL Investment Holdings, Inc.*	5,274
45,619	Morgan Stanley	895,957
6,414	Northern Trust Corp.	304,344
3,268	Raymond James Financial, Inc.	119,380
14,886	State Street Corp.	677,313

		6,367,433

Chemicals (1.1%):
2,352	Ashland, Inc.	143,613
1,953	Cabot Corp.	83,354
315	CF Industries Holdings, Inc.	57,535
1,345	Cytec Industries, Inc.	81,763
34,718	Dow Chemical Co. (The)	1,202,632
4,671	Huntsman Corp.	65,441
8,620	LyondellBasell Industries NV, Class A	376,263
91	Rockwood Holdings, Inc.*	4,746
3,871	RPM International, Inc.	101,381
158	Scotts Miracle-Gro Co. (The), Class A^	8,557
2,460	Valspar Corp. (The)	118,793
240	W. R. Grace & Co.*	13,872
457	Westlake Chemical Corp.	29,609

		2,287,559

Commercial Banks (5.4%):
5,145	Associated Banc-Corp.	71,824
1,434	Bank of Hawaii Corp.^	69,334
20,570	BB&T Corp.	645,692
771	BOK Financial Corp.	43,392
7,009	CapitalSource, Inc.	46,259
5,923	CIT Group, Inc.*	244,265
1,391	City National Corp.^	72,986
5,937	Comerica, Inc.	192,121
2,304	Commerce Bancshares, Inc.	93,358
1,550	Cullen/Frost Bankers, Inc.	90,195
4,452	East West Bancorp, Inc.	102,797
27,136	Fifth Third Bancorp	381,261
157	First Citizens BancShares, Inc., Class A	28,682
7,785	First Horizon National Corp.	80,808
10,266	First Niagara Financial Group, Inc.	101,017
2,202	First Republic Bank*	72,534
6,012	Fulton Financial Corp.	63,126
25,575	Huntington Bancshares, Inc.	164,959
28,087	KeyCorp	238,739
3,707	M&T Bank Corp.	322,064
15,543	PNC Financial Services Group, Inc.	1,002,368
29,671	Popular, Inc.*	60,826
41,713	Regions Financial Corp.	274,889

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
15,858	SunTrust Banks, Inc.	$383,288
19,405	Synovus Financial Corp.	39,780
4,625	TCF Financial Corp.	54,991
56,898	U.S. Bancorp	1,802,529
5,494	Valley National Bancorp^	71,147
135,091	Wells Fargo & Co.	4,612,007
5,432	Zions Bancorp	116,571

		11,543,809

Commercial Services & Supplies (0.6%):
3,000	Avery Dennison Corp.	90,390
3,367	Cintas Corp.	131,717
2,888	Corrections Corp. of America*	78,871
3,065	Covanta Holding Corp.	49,745
614	KAR Auction Services, Inc.*	9,953
5,492	Pitney Bowes, Inc.^	96,549
5,496	R.R. Donnelley & Sons Co.^	68,096
9,477	Republic Services, Inc.	289,617
451	Waste Connections, Inc.	14,671
14,006	Waste Management, Inc.	489,650

		1,319,259

Communications Equipment (2.1%):
13,894	Brocade Communications Systems, Inc.*	79,891
162,427	Cisco Systems, Inc.	3,435,331
1,172	EchoStar Corp., Class A*	32,980
2,550	Harris Corp.	114,954
7,703	Motorola Mobility Holdings, Inc.*	302,266
7,623	Motorola Solutions, Inc.	387,477
10,763	Tellabs, Inc.	43,590

		4,396,489

Computers & Peripherals (1.1%):
11,907	Dell, Inc.*	197,656
1,954	Diebold, Inc.	75,268
216	Fusion-io, Inc.*^	6,137
58,680	Hewlett-Packard Co.	1,398,345
2,080	Lexmark International, Inc.	69,139
1,032	NCR Corp.*	22,405
492	QLogic Corp.*	8,738
7,041	SanDisk Corp.*	349,163
6,865	Western Digital Corp.*	284,142

		2,410,993

Construction & Engineering (0.3%):
1,952	Aecom Technology Corp.*	43,666
1,228	Chicago Bridge & Iron Co. NV	53,037
3,755	Jacobs Engineering Group, Inc.*	166,610
4,220	KBR, Inc.	150,021
6,419	Quanta Services, Inc.*	134,157
1,952	Shaw Group, Inc.*	61,898
2,290	URS Corp.	97,371

		706,760

Construction Materials (0.1%):
732	Martin Marietta Materials, Inc.	62,681
3,826	Vulcan Materials Co.	163,485

		226,166

Consumer Finance (1.1%):
12,257	American Express Co.	709,190
14,742	Capital One Financial Corp.	821,719
14,516	Discover Financial Services	483,963
15,580	SLM Corp.	245,541

		2,260,413

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.3%):
1,979	AptarGroup, Inc.	$108,390
3,113	Bemis Co., Inc.	100,519
1,110	Greif, Inc., Class A	62,071
4,796	Owens-Illinois, Inc.*	111,939
251	Packaging Corp. of America	7,427
5,639	Sealed Air Corp.	108,889
2,952	Sonoco Products Co.	98,006

		597,241

Distributors (0.1%):
3,379	Genuine Parts Co.	212,032

Diversified Consumer Services (0.1%):
1,495	Career Education Corp.*	12,050
327	DeVry, Inc.	11,075
1,117	Education Management Corp.*^	15,292
3,803	H&R Block, Inc.	62,635
6,443	Service Corp. International	72,548

		173,600

Diversified Financial Services (5.9%):
316,939	Bank of America Corp.	3,033,106
85,817	Citigroup, Inc.	3,136,611
1,980	CME Group, Inc.	572,874
958	Interactive Brokers Group, Inc., Class A	16,286
117,347	JPMorgan Chase & Co.	5,395,615
5,859	Leucadia National Corp.	152,920
3,158	NASDAQ OMX Group, Inc. (The)*	81,792
5,363	NYSE Euronext	160,944

		12,550,148

Diversified Telecommunication Services (4.2%):
174,883	AT&T, Inc.	5,461,596
18,066	CenturyLink, Inc.	698,251
29,702	Frontier Communications Corp.^	123,857
4,036	Level 3 Communications, Inc.*	103,846
561	TW Telecom, Inc.*	12,432
64,664	Verizon Communications, Inc.	2,472,105
7,264	Windstream Corp.^	85,061

		8,957,148

Electric Utilities (3.5%):
14,230	American Electric Power Co., Inc.	548,993
39,319	Duke Energy Corp.	826,092
9,623	Edison International	409,074
5,257	Entergy Corp.	353,270
24,678	Exelon Corp.	967,624
12,352	FirstEnergy Corp.	563,128
4,073	Great Plains Energy, Inc.	82,560
2,822	Hawaiian Electric Industries, Inc.	71,538
12,462	NextEra Energy, Inc.	761,179
5,223	Northeast Utilities	193,878
6,920	NV Energy, Inc.	111,550
6,729	Pepco Holdings, Inc.	127,111
3,235	Pinnacle West Capital Corp.	154,957
17,047	PPL Corp.	481,748
8,699	Progress Energy, Inc.	462,004
25,077	Southern Co. (The)	1,126,710
3,367	Westar Energy, Inc.	94,040

		7,335,456

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.2%):
1,685	Cooper Industries plc, A Shares	$107,756
737	General Cable Corp.*	21,432
3,516	GrafTech International, Ltd.*	41,981
1,792	Hubbell, Inc., Class B	140,815
1,153	Regal-Beloit Corp.	75,579
1,170	Thomas & Betts Corp.*	84,135

		471,698

Electronic Equipment, Instruments & Components (0.6%):
2,900	Arrow Electronics, Inc.*	121,713
4,302	Avnet, Inc.*	156,550
1,348	AVX Corp.	17,874
46,366	Corning, Inc.	652,833
4,405	Ingram Micro, Inc., Class A*	81,757
1,187	Itron, Inc.*	53,902
990	Jabil Circuit, Inc.	24,869
3,972	Molex, Inc.^	111,693
1,205	Tech Data Corp.*	65,383
4,387	Vishay Intertechnology, Inc.*	53,346

		1,339,920

Energy Equipment & Services (1.0%):
1,171	Atwood Oceanics, Inc.*	52,566
7,729	Baker Hughes, Inc.	324,154
1,898	Cameron International Corp.*	100,271
1,077	Diamond Offshore Drilling, Inc.	71,890
235	Helmerich & Payne, Inc.	12,678
983	McDermott International, Inc.*	12,592
8,529	Nabors Industries, Ltd.*	149,172
12,495	National-Oilwell Varco, Inc.	992,978
247	Oil States International, Inc.*	19,281
4,145	Patterson-UTI Energy, Inc.	71,667
3,188	Rowan Cos., Inc.*	104,981
627	Seacor Holdings, Inc.*	60,054
1,429	Tidewater, Inc.	77,195
1,270	Unit Corp.*	54,305

		2,103,784

Food & Staples Retailing (1.4%):
40,044	CVS Caremark Corp.	1,793,971
4,231	Kroger Co. (The)	102,517
7,889	Safeway, Inc.^	159,437
6,209	Supervalu, Inc.^	35,453
12,578	Wal-Mart Stores, Inc.	769,774
1,493	Walgreen Co.	50,001

		2,911,153

Food Products (2.3%):
19,959	Archer-Daniels-Midland Co.	631,902
3,232	Bunge, Ltd.	221,198
1,285	Campbell Soup Co.^	43,497
10,556	ConAgra Foods, Inc.	277,201
440	Corn Products International, Inc.	25,366
5,297	Dean Foods Co.*	64,147
4,644	General Mills, Inc.	183,206
3,955	H.J. Heinz Co.	211,790
1,143	Hershey Co.	70,100
1,866	Hormel Foods Corp.	55,084
3,426	J.M. Smucker Co. (The)	278,740
472	Kellogg Co.	25,313
48,799	Kraft Foods, Inc., Class A	1,854,850

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,254	McCormick & Co.	$68,255
4,931	Mead Johnson Nutrition Co.	406,709
782	Post Holdings, Inc.*	25,751
1,645	Ralcorp Holdings, Inc.*	121,878
2,883	Sara Lee Corp.	62,071
4,915	Smithfield Foods, Inc.*	108,278
8,908	Tyson Foods, Inc., Class A	170,588

		4,905,924

Gas Utilities (0.4%):
3,463	AGL Resources, Inc.	135,819
2,696	Atmos Energy Corp.	84,816
2,084	National Fuel Gas Co.	100,282
2,927	ONEOK, Inc.	239,019
5,206	Questar Corp.+	100,267
3,319	UGI Corp.	90,443

		750,646

Health Care Equipment & Supplies (0.9%):
2,337	Alere, Inc.*	60,785
1,687	Baxter International, Inc.	100,849
42,872	Boston Scientific Corp.*	256,375
4,580	CareFusion Corp.*	118,759
987	Cooper Cos., Inc. (The)	80,648
6,823	Covidien plc	373,082
2,472	DENTSPLY International, Inc.^	99,201
152	Hill-Rom Holdings, Inc.	5,078
7,744	Hologic, Inc.*	166,883
4,341	Medtronic, Inc.	170,124
1,190	Teleflex, Inc.	72,769
5,292	Zimmer Holdings, Inc.*	340,170

		1,844,723

Health Care Providers & Services (2.4%):
10,337	Aetna, Inc.	518,504
431	AMERIGROUP Corp.*	28,998
324	Brookdale Senior Living, Inc.*	6,065
5,178	Cardinal Health, Inc.	223,224
8,432	CIGNA Corp.	415,276
2,756	Community Health Systems, Inc.*	61,293
4,403	Coventry Health Care, Inc.	156,615
1,294	HCA Holdings, Inc.	32,014
2,462	Health Net, Inc.*	97,791
1,293	Henry Schein, Inc.*	97,854
4,974	Humana, Inc.	459,995
1,413	LifePoint Hospitals, Inc.*	55,729
3,392	Omnicare, Inc.^	120,653
1,648	Patterson Companies, Inc.	55,043
385	Quest Diagnostics, Inc.	23,543
11,345	Tenet Healthcare Corp.*	60,242
31,996	UnitedHealth Group, Inc.	1,885,844
2,511	VCA Antech, Inc.*^	58,280
10,274	WellPoint, Inc.	758,221

		5,115,184

Health Care Technology (0.0%):
1,104	Allscripts Healthcare Solutions, Inc.*	18,326

Hotels, Restaurants & Leisure (0.5%):
77	Bally Technologies, Inc.*	3,600
169	Brinker International, Inc.	4,656
12,594	Carnival Corp.	404,016
751	Choice Hotels International, Inc.^	28,042
105	Dunkin’ Brands Group, Inc.^	3,162

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,204	Hyatt Hotels Corp., Class A*	$51,435
4,328	International Game Technology	72,667
8,109	MGM Resorts International*	110,445
1,983	Penn National Gaming, Inc.*	85,229
1,736	Royal Caribbean Cruises, Ltd.	51,090
9,101	Wendy’s Co. (The)	45,596
1,737	WMS Industries, Inc.*	41,219
4,312	Wyndham Worldwide Corp.	200,551

		1,101,708

Household Durables (0.6%):
8,185	D.R. Horton, Inc.	124,166
2,977	Garmin, Ltd.	139,770
693	Harman International Industries, Inc.	32,439
2,719	Jarden Corp.	109,385
1,051	Leggett & Platt, Inc.	24,184
4,768	Lennar Corp.^	129,594
1,678	Mohawk Industries, Inc.*	111,604
8,637	Newell Rubbermaid, Inc.	153,825
150	NVR, Inc.*	108,950
10,060	PulteGroup, Inc.*^	89,031
4,390	Toll Brothers, Inc.*	105,316
2,257	Whirlpool Corp.	173,473

		1,301,737

Household Products (2.8%):
1,750	Church & Dwight Co., Inc.	86,083
3,710	Clorox Co. (The)	255,062
1,402	Colgate-Palmolive Co.	137,088
1,959	Energizer Holdings, Inc.*	145,319
1,436	Kimberly-Clark Corp.	106,106
76,907	Procter & Gamble Co. (The)	5,168,919

		5,898,577

Independent Power Producers & Energy Traders (0.3%):
19,404	AES Corp. (The)*	253,610
11,344	Calpine Corp.*	195,230
22,226	GenOn Energy, Inc.*	46,230
6,692	NRG Energy, Inc.*	104,864

		599,934

Industrial Conglomerates (3.5%):
2,456	3M Co.	219,100
1,657	Carlisle Cos., Inc.	82,717
313,190	General Electric Co.	6,285,723
13,850	Tyco International, Ltd.	778,093

		7,365,633

Insurance (7.3%):
9,965	ACE, Ltd.	729,438
13,813	AFLAC, Inc.	635,260
439	Alleghany Corp.*	144,475
1,125	Allied World Assurance Co. Holdings AG	77,254
15,446	Allstate Corp. (The)	508,482
2,210	American Financial Group, Inc.	85,262
13,054	American International Group, Inc.*	402,455
213	American National Insurance Co.	15,447
9,763	Aon Corp. plc	478,973
3,920	Arch Capital Group, Ltd.*	145,981
3,456	Arthur J. Gallagher & Co.	123,517
2,145	Aspen Insurance Holdings, Ltd.	59,931
2,572	Assurant, Inc.	104,166

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,395	Assured Guaranty, Ltd.	$89,125
3,806	Axis Capital Holdings, Ltd.	126,245
51,695	Berkshire Hathaway, Inc., Class B*	4,195,049
3,412	Brown & Brown, Inc.	81,137
8,048	Chubb Corp. (The)	556,197
4,340	Cincinnati Financial Corp.^	149,773
790	CNA Financial Corp.	23,171
1,273	Endurance Specialty Holdings, Ltd.	51,760
1,368	Everest Re Group, Ltd.	126,567
6,517	Fidelity National Financial, Inc., Class A	117,502
14,326	Genworth Financial, Inc.*	119,192
1,323	Hanover Insurance Group, Inc. (The)	54,402
13,153	Hartford Financial Services Group, Inc. (The)	277,265
3,158	HCC Insurance Holdings, Inc.	98,435
1,491	Kemper Corp.	45,148
8,584	Lincoln National Corp.	226,274
9,358	Loews Corp.	373,104
290	Markel Corp.*	130,193
16,200	Marsh & McLennan Cos., Inc.	531,198
4,403	MBIA, Inc.*^	43,149
685	Mercury General Corp.	29,962
24,256	MetLife, Inc.	905,962
7,584	Old Republic International Corp.	80,011
2,017	PartnerRe, Ltd.	136,934
9,014	Principal Financial Group, Inc.	266,003
18,330	Progressive Corp. (The)	424,889
2,566	Protective Life Corp.	76,005
14,355	Prudential Financial, Inc.	909,963
2,184	Reinsurance Group of America, Inc.	129,883
1,519	RenaissanceRe Holdings, Ltd.	115,034
1,322	StanCorp Financial Group, Inc.	54,123
2,934	Torchmark Corp.	146,260
11,609	Travelers Cos., Inc. (The)	687,253
8,637	UnumProvident Corp.	211,434
1,920	Validus Holdings, Ltd.	59,424
3,378	W.R. Berkley Corp.	122,013
168	White Mountains Insurance Group, Ltd.	84,289
9,141	XL Group plc	198,268

		15,563,237

Internet & Catalog Retail (0.2%):
1,230	Expedia, Inc.^	41,131
219	Groupon, Inc.*^	4,026
95	HomeAway, Inc.*^	2,410
17,757	Liberty Media Corp. - Interactive, Class A*	338,981
1,224	TripAdvisor, Inc.*^	43,660

		430,208

Internet Software & Services (0.6%):
511	Akamai Technologies, Inc.*	18,754
2,867	AOL, Inc.*	54,387
15,454	eBay, Inc.*	570,098
2,273	IAC/InterActiveCorp	111,582
3,694	Monster Worldwide, Inc.*	36,016
35,810	Yahoo!, Inc.*	545,028

		1,335,865

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (1.0%):
5,177	Amdocs, Ltd.*	$163,490
312	Booz Allen Hamilton Holding Corp.^	5,313
177	Broadridge Financial Solutions, Inc.	4,232
4,610	Computer Sciences Corp.	138,023
2,914	CoreLogic, Inc.*	47,557
844	DST Systems, Inc.	45,770
7,321	Fidelity National Information Services, Inc.	242,472
830	Fiserv, Inc.*	57,594
728	Genpact, Ltd.*	11,866
764	Paychex, Inc.	23,676
5,751	SAIC, Inc.*	75,913
4,771	Total System Services, Inc.	110,067
10,456	Visa, Inc., Class A	1,233,808

		2,159,781

Leisure Equipment & Products (0.0%):
2,603	Mattel, Inc.	87,617

Life Sciences Tools & Services (0.5%):
600	Bio-Rad Laboratories, Inc., Class A*	62,214
4,821	Life Technologies Corp.*	235,361
3,319	PerkinElmer, Inc.	91,804
6,858	QIAGEN NV*^	106,779
11,319	Thermo Fisher Scientific, Inc.	638,165

		1,134,323

Machinery (1.1%):
2,827	AGCO Corp.*	133,463
761	CNH Global NV*	30,212
1,458	Crane Co.	70,713
1,223	Dover Corp.	76,976
6,259	Eaton Corp.	311,886
155	Flowserve Corp.	17,904
2,146	Harsco Corp.	50,345
221	IDEX Corp.	9,311
870	Illinois Tool Works, Inc.	49,694
1,879	Ingersoll-Rand plc	77,697
2,723	ITT Corp.	62,466
2,101	Kennametal, Inc.	93,557
979	Lincoln Electric Holdings, Inc.	44,368
913	Navistar International Corp.*	36,931
2,718	Oshkosh Corp.*	62,976
2,627	Parker Hannifin Corp.	222,113
2,939	Pentair, Inc.	139,926
1,398	Snap-On, Inc.	85,236
1,097	SPX Corp.	85,050
4,966	Stanley Black & Decker, Inc.	382,183
3,288	Terex Corp.*	73,980
411	Timken Co.	20,854
2,363	Trinity Industries, Inc.	77,861
5,462	Xylem, Inc.	151,570

		2,367,272

Marine (0.0%):
1,226	Alexander & Baldwin, Inc.	59,399
449	Kirby Corp.*	29,540

		88,939

Media (3.6%):
16,691	CBS Corp., Class B	565,992
1,279	Clear Channel Outdoor Holdings, Inc., Class A	10,207
45,937	Comcast Corp., Class A	1,378,569

Shares		Fair Value
Common Stocks, continued
Media, continued
1,498	DISH Network Corp., Class A	$49,329
2,132	DreamWorks Animation SKG, Inc., Class A*^	39,335
7,191	Gannett Co., Inc.	110,238
8,564	Interpublic Group of Cos., Inc. (The)	97,715
1,171	Lamar Advertising Co.*^	37,952
3,457	Liberty Media Corp. - Liberty Capital, Class A*	304,735
1,755	Madison Square Garden, Inc., Class A*	60,021
1,431	McGraw-Hill Cos., Inc. (The)	69,361
63,860	News Corp., Class A	1,257,403
235	Pandora Media, Inc.*^	2,399
1,626	Regal Entertainment Group, Class A^	22,114
5,879	Thomson Reuters Corp.	169,903
29,559	Time Warner, Inc.	1,115,852
52,854	Walt Disney Co. (The)	2,313,948
145	Washington Post Co. (The), Class B^	54,168

		7,659,241

Metals & Mining (0.9%):
2,560	AK Steel Holding Corp.^	19,354
31,420	Alcoa, Inc.	314,828
3,416	Commercial Metals Co.	50,625
14,364	Newmont Mining Corp.	736,442
9,335	Nucor Corp.	400,938
1,899	Reliance Steel & Aluminum Co.	107,255
471	Schnitzer Steel Industries, Inc.	18,791
1,677	Steel Dynamics, Inc.	24,384
1,209	Titanium Metals Corp.	16,394
4,232	United States Steel Corp.^	124,294

		1,813,305

Multi-Utilities (2.6%):
3,296	Alliant Energy Corp.	142,783
7,124	Ameren Corp.	232,100
12,567	CenterPoint Energy, Inc.	247,821
7,477	CMS Energy Corp.	164,494
8,641	Consolidated Edison, Inc.	504,807
17,005	Dominion Resources, Inc.	870,826
5,002	DTE Energy Co.	275,260
2,302	Integrys Energy Group, Inc.	121,983
5,579	MDU Resources Group, Inc.	124,914
8,259	NiSource, Inc.	201,107
3,075	NSTAR	149,537
2,904	OGE Energy Corp.	155,364
12,439	PG&E Corp.	539,977
14,942	Public Service Enterprise Group, Inc.	457,375
3,417	SCANA Corp.	155,849
7,072	Sempra Energy	424,037
6,352	TECO Energy, Inc.	111,478
2,415	Vectren Corp.	70,180
6,905	Wisconsin Energy Corp.	242,918
14,301	Xcel Energy, Inc.	378,547

		5,571,357

Multiline Retail (0.9%):
1,286	Big Lots, Inc.*	55,324
940	Dillard’s, Inc., Class A	59,239
4,891	J.C. Penney Co., Inc.^	173,288
1,159	Kohl’s Corp.	57,985
11,017	Macy’s, Inc.	437,705

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
1,158	Sears Holdings Corp.*^	$76,717
19,274	Target Corp.	1,123,096

		1,983,354

Office Electronics (0.2%):
41,388	Xerox Corp.	334,415

Oil, Gas & Consumable Fuels (10.5%):
2,846	Alpha Natural Resources, Inc.*	43,288
12,460	Anadarko Petroleum Corp.	976,116
8,063	Apache Corp.	809,848
5,589	Arch Coal, Inc.	59,858
19,425	Chesapeake Energy Corp.	450,077
55,981	Chevron Corp.	6,003,402
1,838	Cimarex Energy Co.	138,714
209	Cobalt International Energy, Inc.*	6,276
39,210	ConocoPhillips	2,980,352
1,927	Denbury Resources, Inc.*	35,129
12,493	Devon Energy Corp.	888,502
1,385	El Paso Corp.	40,927
2,104	Energen Corp.	103,412
2,385	EQT Corp.	114,981
319	EXCO Resources, Inc.^	2,115
38,114	Exxon Mobil Corp.	3,305,627
626	Forest Oil Corp.*	7,587
8,961	Hess Corp.	528,251
1,581	Kinder Morgan, Inc.^	61,106
169	Kosmos Energy LLC*	2,238
217	Laredo Petroleum Holdings, Inc.*	5,086
21,031	Marathon Oil Corp.	666,683
10,516	Marathon Petroleum Corp.	455,974
4,839	Murphy Oil Corp.	272,290
1,696	Newfield Exploration Co.*	58,817
4,164	Noble Energy, Inc.	407,156
17,092	Occidental Petroleum Corp.	1,627,671
688	Pioneer Natural Resources Co.	76,774
3,774	Plains Exploration & Production Co.*	160,961
1,146	QEP Resources, Inc.	34,953
3,269	Quicksilver Resources, Inc.*^	16,476
358	SM Energy Co.	25,336
19,194	Spectra Energy Corp.	605,571
3,171	Sunoco, Inc.	120,974
1,273	Teekay Shipping Corp.	44,237
4,218	Tesoro Corp.*	113,211
16,843	Valero Energy Corp.	434,044
17,371	Williams Cos., Inc. (The)	535,200
5,793	WPX Energy, Inc.*	104,332

		22,323,552

Paper & Forest Products (0.3%):
1,078	Domtar Corp.	102,820
10,176	International Paper Co.	357,178
5,031	MeadWestvaco Corp.	158,929

		618,927

Pharmaceuticals (7.6%):
2,807	Abbott Laboratories	172,041
50,382	Bristol-Myers Squibb Co.	1,700,392
20,197	Eli Lilly & Co.	813,333
7,891	Forest Laboratories, Inc.*	273,739
797	Hospira, Inc.*	29,800
64,435	Johnson & Johnson Co.	4,250,133
91,150	Merck & Co., Inc.	3,500,160

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,218	Mylan, Inc.*	$28,562
233,329	Pfizer, Inc.	5,287,235
381	Warner Chilcott plc, Class A*	6,405
231	Watson Pharmaceuticals, Inc.*	15,491

		16,077,291

Professional Services (0.2%):
3,467	Equifax, Inc.	153,449
2,422	Manpower, Inc.	114,730
287	Nielsen Holdings NV*	8,650
1,364	Towers Watson & Co., Class A	90,120
562	Verisk Analytics, Inc., Class A*	26,397

		393,346

Real Estate Investment Trusts (REITs) (3.5%):
1,843	Alexandria Real Estate Equities, Inc.	134,779
8,859	American Capital Agency Corp.	261,695
28,090	Annaly Capital Management, Inc.^	444,384
1,125	Apartment Investment & Management Co., Class A	29,711
2,777	Avalonbay Communities, Inc.	392,529
764	Boston Properties, Inc.	80,212
4,065	Brandywine Realty Trust^	46,666
2,231	BRE Properties, Inc.	112,777
624	Camden Property Trust	41,028
30,522	Chimera Investment Corp.	86,377
2,445	CommonWealth REIT	45,526
1,483	Corporate Office Properties Trust	34,420
6,360	DDR Corp.	92,856
4,028	Douglas Emmett, Inc.^	91,879
7,466	Duke Realty Corp.	107,062
8,067	Equity Residential Property Trust	505,156
454	Essex Property Trust, Inc.^	68,786
455	Federal Realty Investment Trust	44,039
16,649	General Growth Properties, Inc.	282,867
11,992	HCP, Inc.	473,204
6,291	Health Care REIT, Inc.	345,753
3,674	Hospitality Properties Trust	97,251
20,268	Host Hotels & Resorts, Inc.	332,801
12,021	Kimco Realty Corp.	231,524
3,372	Liberty Property Trust	120,448
2,507	Macerich Co. (The)	144,779
2,564	Mack-Cali Realty Corp.	73,894
5,122	Piedmont Office Realty Trust, Inc., Class A^	90,916
1,896	Plum Creek Timber Co., Inc.	78,798
13,554	ProLogis, Inc.	488,215
233	Public Storage, Inc.	32,194
3,952	Realty Income Corp.^	153,061
2,625	Regency Centers Corp.	116,760
586	Rouse Properties, Inc.*	7,934
4,788	Senior Housing Properties Trust	105,575
1,585	Simon Property Group, Inc.	230,903
2,626	SL Green Realty Corp.	203,646
1,650	Taubman Centers, Inc.	120,368
5,955	UDR, Inc.	159,058
2,950	Ventas, Inc.	168,445
4,843	Vornado Realty Trust	407,781
3,512	Weingarten Realty Investors^	92,822
11,296	Weyerhaeuser Co.	247,608

		7,426,487

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.1%):
4,158	Forest City Enterprises, Inc., Class A*	$65,114
617	Howard Hughes Corp. (The)*	39,408
288	Jones Lang LaSalle, Inc.	23,993
1,865	St. Joe Co. (The)*^	35,454

		163,969

Road & Rail (1.0%):
1,509	Con-way, Inc.	49,209
793	Kansas City Southern Industries, Inc.*	56,850
9,751	Norfolk Southern Corp.	641,908
1,511	Ryder System, Inc.	79,781
12,125	Union Pacific Corp.	1,303,195

		2,130,943

Semiconductors & Semiconductor Equipment (2.9%):
36,483	Applied Materials, Inc.	453,848
750	Atmel Corp.*^	7,395
3,094	Cree, Inc.*^	97,863
3,719	Fairchild Semiconductor International, Inc.*	54,669
418	Freescale Semiconductor Holdings I, Ltd.*	6,433
147,519	Intel Corp.	4,146,759
2,040	International Rectifier Corp.*	47,063
1,873	Intersil Corp., Class A	20,978
1,154	KLA-Tencor Corp.	62,801
11,877	LSI Corp.*	103,092
15,007	Marvell Technology Group, Ltd.*	236,060
2,408	MEMC Electronic Materials, Inc.*	8,693
25,620	Micron Technology, Inc.*	207,522
2,042	Novellus Systems, Inc.*	101,916
6,511	PMC-Sierra, Inc.*	47,075
117	Silicon Laboratories, Inc.*	5,031
2,948	SunPower Corp.*^	18,808
5,428	Teradyne, Inc.*	91,679
12,518	Texas Instruments, Inc.	420,730

		6,138,415

Software (0.3%):
12,549	Activision Blizzard, Inc.	160,878
11,332	CA, Inc.	312,310
1,822	Compuware Corp.*	16,744
3,989	Synopsys, Inc.*	122,303
934	Zynga, Inc., Class A*	12,282

		624,517

Specialty Retail (1.8%):
555	Aaron’s, Inc.	14,375
379	Abercrombie & Fitch Co., Class A	18,802
5,842	American Eagle Outfitters, Inc.	100,424
532	AutoNation, Inc.*^	18,253
8,712	Best Buy Co., Inc.	206,300
5,573	CarMax, Inc.*	193,104
1,768	Chico’s FAS, Inc.	26,697
59	DSW, Inc., Class A	3,231
4,605	Foot Locker, Inc.	142,985
4,172	GameStop Corp., Class A^	91,117
10,444	Gap, Inc. (The)	273,006
18,737	Home Depot, Inc. (The)	942,659
38,454	Lowe’s Cos., Inc.	1,206,687
47	Orchard Supply Hardware Stores Corp., Class A*	971
2,938	RadioShack Corp.^	18,274

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
178	Sally Beauty Holdings, Inc.*	$4,414
2,537	Signet Jewelers, Ltd.	119,949
21,065	Staples, Inc.	340,832
1,467	Williams-Sonoma, Inc.	54,983

		3,777,063

Textiles, Apparel & Luxury Goods (0.2%):
335	Michael Kors Holdings, Ltd.*	15,608
1,486	PVH Corp.	132,744
2,568	V.F. Corp.	374,877

		523,229

Thrifts & Mortgage Finance (0.3%):
994	BankUnited, Inc.^	24,850
4,834	Capitol Federal Financial, Inc.	57,331
12,398	Hudson City Bancorp, Inc.	90,630
12,936	New York Community Bancorp, Inc.^	179,940
8,968	People’s United Financial, Inc.	118,736
2,356	TFS Financial Corp.*	22,382
3,248	Washington Federal, Inc.	54,631

		548,500

Tobacco (0.8%):
15,705	Altria Group, Inc.	484,813
3,987	Lorillard, Inc.	516,237
4,990	Philip Morris International, Inc.	442,164
6,881	Reynolds American, Inc.	285,149

		1,728,363

Trading Companies & Distributors (0.1%):
1,021	Air Lease Corp.*	24,576
1,407	GATX Corp.	56,702
691	WESCO International, Inc.*	45,129

		126,407

Water Utilities (0.1%):
5,189	American Water Works Co., Inc.	176,581
3,606	Aqua America, Inc.^	80,378

		256,959

Wireless Telecommunication Services (0.2%):
944	Clearwire Corp., Class A*	2,152
712	NII Holdings, Inc.*	13,037
88,374	Sprint Nextel Corp.*	251,866
2,905	Telephone and Data Systems, Inc.	67,251
437	United States Cellular Corp.*	17,886

		352,192

Total Common Stocks (Cost $188,499,785)		209,875,445

Securities Held as Collateral for Securities on Loan (1.8%):
$ 3,850,843	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	3,850,843

Total Securities Held as Collateral for Securities on Loan (Cost $3,850,843)		3,850,843

Unaffiliated Investment Company (2.4%):
4,995,648	Dreyfus Treasury Prime Cash Management, 0.00%(b)	4,995,648

Total Unaffiliated Investment Company (Cost $4,995,648)		4,995,648

Total Investment Securities (Cost $197,346,276)(c)—103.0%		218,721,936

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Net other assets (liabilities) — (3.0)%	(6,315,270)

Net Assets — 100.0%	$212,406,666

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $3,749,578.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.7%
British Virgin Islands	—	^
Canada	0.1
Greece	—	^
Guernsey	0.1
Hong Kong	—	^
Ireland (Republic of)	0.3
Liberia	—	^
Netherlands	0.3
Panama	0.2
Switzerland	0.8
United Kingdom	0.1
United States	97.4

	100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $336,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Appreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	37	$2,595,920	$106,110

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (2.5%):
50,982	Boeing Co. (The)	$3,791,531
24,401	General Dynamics Corp.	1,790,545
8,612	Goodrich Corp.	1,080,289
53,008	Honeywell International, Inc.	3,236,138
6,803	L-3 Communications Holdings, Inc.	481,448
18,223	Lockheed Martin Corp.	1,637,519
17,274	Northrop Grumman Corp.	1,055,096
9,923	Precision Castparts Corp.	1,715,687
23,239	Raytheon Co.	1,226,555
10,162	Rockwell Collins, Inc.	584,925
18,950	Textron, Inc.	527,379
62,227	United Technologies Corp.	5,161,107

		22,288,219

Air Freight & Logistics (1.0%):
11,186	C.H. Robinson Worldwide, Inc.	732,571
14,445	Expeditors International of Washington, Inc.	671,837
21,503	FedEx Corp.	1,977,416
65,552	United Parcel Service, Inc., Class B	5,291,357

		8,673,181

Airlines (0.0%):
53,036	Southwest Airlines Co.	437,017

Auto Components (0.3%):
7,475	BorgWarner, Inc.*^	630,441
16,897	Goodyear Tire & Rubber Co.*	189,584
46,670	Johnson Controls, Inc.	1,515,842

		2,335,867

Automobiles (0.4%):
259,837	Ford Motor Co.	3,245,364
15,628	Harley-Davidson, Inc.	767,022

		4,012,386

Beverages (2.4%):
10,765	Beam, Inc.	630,506
6,872	Brown-Forman Corp., Class B	573,056
154,762	Coca-Cola Co. (The)	11,453,936
20,535	Coca-Cola Enterprises, Inc.	587,301
12,004	Constellation Brands, Inc., Class A*	283,174
14,605	Dr Pepper Snapple Group, Inc.	587,267
10,732	Molson Coors Brewing Co., Class B	485,623
107,385	PepsiCo, Inc.	7,124,995

		21,725,858

Biotechnology (1.2%):
54,051	Amgen, Inc.	3,674,928
16,323	Biogen Idec, Inc.*	2,056,208
30,004	Celgene Corp.*	2,325,910
51,771	Gilead Sciences, Inc.*	2,529,013

		10,586,059

Building Products (0.0%):
24,371	Masco Corp.	325,840

Capital Markets (2.0%):
15,172	Ameriprise Financial, Inc.	866,776
82,625	Bank of New York Mellon Corp. (The)	1,993,741
6,876	BlackRock, Inc.+	1,408,893
73,549	Charles Schwab Corp. (The)	1,056,899
16,833	E*TRADE Financial Corp.*	184,321
6,418	Federated Investors, Inc.^	143,827
9,745	Franklin Resources, Inc.	1,208,672

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
33,835	Goldman Sachs Group, Inc. (The)	$4,208,059
30,727	Invesco, Ltd.	819,489
8,472	Legg Mason, Inc.	236,623
104,146	Morgan Stanley	2,045,428
16,419	Northern Trust Corp.	779,082
33,519	State Street Corp.	1,525,115
17,370	T. Rowe Price Group, Inc.	1,134,261

		17,611,186

Chemicals (2.2%):
14,340	Air Products & Chemicals, Inc.	1,316,412
4,654	Airgas, Inc.	414,066
4,455	CF Industries Holdings, Inc.	813,706
81,036	Dow Chemical Co. (The)	2,807,087
63,734	E.I. du Pont de Nemours & Co.	3,371,529
9,372	Eastman Chemical Co.	484,439
19,916	Ecolab, Inc.	1,229,215
4,798	FMC Corp.	507,916
5,570	International Flavor & Fragrances, Inc.	326,402
36,610	Monsanto Co.	2,920,014
20,286	Mosaic Co. (The)	1,121,613
10,394	PPG Industries, Inc.	995,745
20,425	Praxair, Inc.	2,341,522
5,867	Sherwin Williams Co.	637,567
8,205	Sigma Aldrich Corp.	599,457

		19,886,690

Commercial Banks (2.8%):
47,498	BB&T Corp.	1,490,962
13,535	Comerica, Inc.	437,993
62,666	Fifth Third Bancorp	880,457
17,682	First Horizon National Corp.	183,539
58,859	Huntington Bancshares, Inc.	379,640
64,916	KeyCorp	551,786
8,680	M&T Bank Corp.	754,118
36,065	PNC Financial Services Group, Inc.	2,325,832
85,762	Regions Financial Corp.	565,172
36,586	SunTrust Banks, Inc.	884,284
130,644	U.S. Bancorp	4,138,802
360,543	Wells Fargo & Co.	12,308,938
12,552	Zions Bancorp	269,366

		25,170,889

Commercial Services & Supplies (0.4%):
7,364	Avery Dennison Corp.	221,877
7,511	Cintas Corp.	293,830
11,698	Iron Mountain, Inc.	336,903
13,597	Pitney Bowes, Inc.^	239,035
12,502	R.R. Donnelley & Sons Co.^	154,900
21,448	Republic Services, Inc.	655,451
5,798	Stericycle, Inc.*	484,945
31,652	Waste Management, Inc.	1,106,554

		3,493,495

Communications Equipment (2.2%):
368,239	Cisco Systems, Inc. ‡	7,788,255
5,415	F5 Networks, Inc.*	730,808
7,889	Harris Corp.	355,636
15,811	JDS Uniphase Corp.*	229,101
35,837	Juniper Networks, Inc.*	819,951
17,958	Motorola Mobility Holdings, Inc.*	704,672
20,109	Motorola Solutions, Inc.	1,022,141
112	Nortel Networks Corp.*	2
115,643	QUALCOMM, Inc.	7,866,037

		19,516,603

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Computers & Peripherals (5.6%):
63,750	Apple, Inc.*	$38,216,213
104,622	Dell, Inc.*	1,736,725
140,363	EMC Corp.*	4,194,046
135,389	Hewlett-Packard Co.	3,226,320
4,842	Lexmark International, Inc.	160,948
24,808	NetApp, Inc.*	1,110,654
16,574	SanDisk Corp.*	821,905
15,928	Western Digital Corp.*	659,260

		50,126,071

Construction & Engineering (0.2%):
11,559	Fluor Corp.	694,002
8,729	Jacobs Engineering Group, Inc.*	387,306
14,516	Quanta Services, Inc.*	303,384

		1,384,692

Construction Materials (0.0%):
8,825	Vulcan Materials Co.	377,092

Consumer Finance (0.9%):
69,381	American Express Co.	4,014,385
37,920	Capital One Financial Corp.	2,113,661
36,239	Discover Financial Services	1,208,208
34,659	SLM Corp.	546,226

		7,882,480

Containers & Packaging (0.1%):
10,675	Ball Corp.	457,744
7,120	Bemis Co., Inc.	229,905
11,187	Owens-Illinois, Inc.*	261,104
13,284	Sealed Air Corp.	256,514

		1,205,267

Distributors (0.1%):
10,605	Genuine Parts Co.	665,464

Diversified Consumer Services (0.1%):
7,691	Apollo Group, Inc., Class A*	297,180
4,083	DeVry, Inc.	138,291
19,952	H&R Block, Inc.	328,610

		764,081

Diversified Financial Services (3.3%):
733,770	Bank of America Corp.	7,022,179
200,233	Citigroup, Inc.	7,318,516
4,524	CME Group, Inc.	1,308,929
4,950	IntercontinentalExchange, Inc.*	680,229
261,001	JPMorgan Chase & Co.	12,000,826
13,495	Leucadia National Corp.	352,220
13,309	Moody’s Corp.	560,309
8,688	NASDAQ OMX Group, Inc. (The)*	225,019
17,849	NYSE Euronext	535,648

		30,003,875

Diversified Telecommunication Services (2.5%):
405,362	AT&T, Inc.	12,659,456
42,354	CenturyLink, Inc.	1,636,982
67,824	Frontier Communications Corp.^	282,826
193,866	Verizon Communications, Inc.	7,411,497
39,703	Windstream Corp.^	464,922

		22,455,683

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.8%):
33,165	American Electric Power Co., Inc.	$1,279,506
91,314	Duke Energy Corp.	1,918,507
22,198	Edison International	943,637
11,999	Entergy Corp.	806,333
58,201	Exelon Corp.	2,282,061
28,495	FirstEnergy Corp.	1,299,087
28,458	NextEra Energy, Inc.	1,738,215
12,060	Northeast Utilities	447,667
15,459	Pepco Holdings, Inc.	292,020
7,454	Pinnacle West Capital Corp.	357,047
39,758	PPL Corp.	1,123,561
20,100	Progress Energy, Inc.	1,067,511
59,241	Southern Co. (The)	2,661,698

		16,216,850

Electrical Equipment (0.5%):
10,771	Cooper Industries plc, A Shares	688,805
50,132	Emerson Electric Co.	2,615,888
9,789	Rockwell Automation, Inc.	780,183
6,573	Roper Industries, Inc.	651,779

		4,736,655

Electronic Equipment, Instruments & Components (0.5%):
11,292	Amphenol Corp., Class A	674,923
104,058	Corning, Inc.	1,465,137
10,625	FLIR Systems, Inc.^	268,919
12,586	Jabil Circuit, Inc.	316,160
9,420	Molex, Inc.^	264,890
29,198	TE Connectivity, Ltd.	1,073,026

		4,063,055

Energy Equipment & Services (1.8%):
29,948	Baker Hughes, Inc.	1,256,019
16,896	Cameron International Corp.*	892,616
4,735	Diamond Offshore Drilling, Inc.^	316,061
16,430	FMC Technologies, Inc.*^	828,401
63,095	Halliburton Co.	2,094,123
7,299	Helmerich & Payne, Inc.^	393,781
19,589	Nabors Industries, Ltd.*	342,612
29,005	National-Oilwell Varco, Inc.	2,305,027
17,198	Noble Corp.	644,409
8,513	Rowan Cos., Inc.*	280,333
91,197	Schlumberger, Ltd.	6,377,406

		15,730,788

Food & Staples Retailing (2.2%):
29,733	Costco Wholesale Corp.	2,699,756
89,039	CVS Caremark Corp.	3,988,947
39,300	Kroger Co. (The)	952,239
18,257	Safeway, Inc.^	368,974
13,698	Supervalu, Inc.^	78,216
40,193	SYSCO Corp.	1,200,163
119,416	Wal-Mart Stores, Inc.	7,308,259
59,726	Walgreen Co.	2,000,224
11,092	Whole Foods Market, Inc.	922,854

		19,519,632

Food Products (1.7%):
45,239	Archer-Daniels-Midland Co.	1,432,267
12,224	Campbell Soup Co.^	413,782
28,240	ConAgra Foods, Inc.	741,582
12,623	Dean Foods Co.*	152,865
44,103	General Mills, Inc.	1,739,863

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
21,819	H.J. Heinz Co.	$1,168,408
10,429	Hershey Co.	639,611
9,243	Hormel Foods Corp.	272,853
7,756	J.M. Smucker Co. (The)	631,028
16,884	Kellogg Co.	905,489
120,890	Kraft Foods, Inc., Class A	4,595,029
9,038	McCormick & Co.	491,938
13,870	Mead Johnson Nutrition Co.	1,143,998
40,249	Sara Lee Corp.	866,561
19,901	Tyson Foods, Inc., Class A	381,104

		15,576,378

Gas Utilities (0.1%):
8,024	AGL Resources, Inc.	314,701
7,136	ONEOK, Inc.	582,726

		897,427

Health Care Equipment & Supplies (1.7%):
38,420	Baxter International, Inc.	2,296,748
14,366	Becton, Dickinson & Co.	1,115,520
99,236	Boston Scientific Corp.*	593,431
5,748	C.R. Bard, Inc.	567,442
15,301	CareFusion Corp.*	396,755
33,057	Covidien plc	1,807,557
9,655	DENTSPLY International, Inc.^	387,455
7,916	Edwards Lifesciences Corp.*	575,731
2,687	Intuitive Surgical, Inc.*	1,455,682
71,150	Medtronic, Inc.	2,788,368
21,970	St. Jude Medical, Inc.	973,491
22,162	Stryker Corp.	1,229,548
7,668	Varian Medical Systems, Inc.*	528,785
12,207	Zimmer Holdings, Inc.*	784,666

		15,501,179

Health Care Providers & Services (2.1%):
23,959	Aetna, Inc.	1,201,784
17,601	AmerisourceBergen Corp.	698,408
23,540	Cardinal Health, Inc.	1,014,809
19,664	CIGNA Corp.	968,452
9,828	Coventry Health Care, Inc.	349,582
6,370	DaVita, Inc.*	574,383
33,149	Express Scripts, Inc.*	1,796,013
11,255	Humana, Inc.	1,040,862
6,646	Laboratory Corp. of America Holdings*	608,375
16,846	McKesson, Inc.	1,478,574
26,531	Medco Health Solutions, Inc.*	1,865,129
6,091	Patterson Companies, Inc.	203,439
10,748	Quest Diagnostics, Inc.	657,240
28,531	Tenet Healthcare Corp.*	151,500
71,449	UnitedHealth Group, Inc.	4,211,204
22,888	WellPoint, Inc.	1,689,134

		18,508,888

Health Care Technology (0.1%):
9,926	Cerner Corp.*	755,964

Hotels, Restaurants & Leisure (1.9%):
30,831	Carnival Corp.	989,059
2,132	Chipotle Mexican Grill, Inc.*	891,176
8,782	Darden Restaurants, Inc.	449,287
20,271	International Game Technology	340,350
18,266	Marriott International, Inc., Class A	691,368
69,722	McDonald’s Corp.	6,839,728

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
51,505	Starbucks Corp.	$2,878,615
13,400	Starwood Hotels & Resorts Worldwide, Inc.	755,894
9,979	Wyndham Worldwide Corp.	464,123
5,411	Wynn Resorts, Ltd.	675,726
31,523	Yum! Brands, Inc.	2,243,807

		17,219,133

Household Durables (0.2%):
18,944	D.R. Horton, Inc.	287,380
4,775	Harman International Industries, Inc.	223,518
9,690	Leggett & Platt, Inc.^	222,967
10,954	Lennar Corp.^	297,730
19,720	Newell Rubbermaid, Inc.	351,213
22,948	PulteGroup, Inc.*	203,090
5,207	Whirlpool Corp.	400,210

		1,986,108

Household Products (2.1%):
8,987	Clorox Co. (The)	617,856
32,791	Colgate-Palmolive Co.	3,206,304
26,853	Kimberly-Clark Corp.	1,984,168
188,325	Procter & Gamble Co. (The)	12,657,324

		18,465,652

Independent Power Producers & Energy Traders (0.1%):
43,925	AES Corp. (The)*	574,100
15,816	NRG Energy, Inc.*	247,836

		821,936

Industrial Conglomerates (2.5%):
47,489	3M Co.	4,236,494
39,110	Danaher Corp.	2,190,160
723,468	General Electric Co.	14,520,003
31,478	Tyco International, Ltd.	1,768,434

		22,715,091

Insurance (3.4%):
23,087	ACE, Ltd.	1,689,969
32,022	AFLAC, Inc.	1,472,692
34,071	Allstate Corp. (The)	1,121,617
36,770	American International Group, Inc.*	1,133,619
22,232	Aon Corp. plc	1,090,702
6,068	Assurant, Inc.	245,754
120,211	Berkshire Hathaway, Inc., Class B*	9,755,123
18,538	Chubb Corp. (The)	1,281,161
11,041	Cincinnati Financial Corp.^	381,025
33,440	Genworth Financial, Inc.*	278,221
30,367	Hartford Financial Services Group, Inc. (The)	640,136
19,920	Lincoln National Corp.	525,091
20,804	Loews Corp.	829,456
37,141	Marsh & McLennan Cos., Inc.	1,217,853
72,487	MetLife, Inc.	2,707,390
20,789	Principal Financial Group, Inc.	613,483
42,017	Progressive Corp. (The)	973,954
32,161	Prudential Financial, Inc.	2,038,686
6,944	Torchmark Corp.	346,158
26,876	Travelers Cos., Inc. (The)	1,591,059
19,918	UnumProvident Corp.	487,593
21,835	XL Group plc	473,601

		30,894,343

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.9%):
24,890	Amazon.com, Inc.*	$5,040,474
6,340	Expedia, Inc.^	212,009
3,771	Netflix, Inc.*^	433,816
3,408	Priceline.com, Inc.*	2,445,240
6,346	TripAdvisor, Inc.*^	226,362

		8,357,901

Internet Software & Services (1.8%):
12,223	Akamai Technologies, Inc.*	448,584
78,286	eBay, Inc.*	2,887,970
17,340	Google, Inc., Class A*	11,119,102
10,836	VeriSign, Inc.	415,452
82,990	Yahoo!, Inc.*	1,263,108

		16,134,216

IT Services (3.8%):
44,245	Accenture plc, Class A	2,853,802
33,535	Automatic Data Processing, Inc.	1,850,797
20,737	Cognizant Technology Solutions Corp., Class A*	1,595,712
10,562	Computer Sciences Corp.	316,226
16,035	Fidelity National Information Services, Inc.	531,079
9,476	Fiserv, Inc.*	657,540
79,223	International Business Machines Corp.	16,529,879
7,264	MasterCard, Inc., Class A	3,054,803
21,973	Paychex, Inc.	680,943
18,812	SAIC, Inc.*	248,318
11,405	Teradata Corp.*	777,251
11,041	Total System Services, Inc.	254,716
34,013	Visa, Inc., Class A	4,013,534
42,182	Western Union Co.	742,403

		34,107,003

Leisure Equipment & Products (0.1%):
8,024	Hasbro, Inc.	294,641
23,072	Mattel, Inc.	776,604

		1,071,245

Life Sciences Tools & Services (0.4%):
23,657	Agilent Technologies, Inc.*	1,052,973
12,141	Life Technologies Corp.*	592,723
7,701	PerkinElmer, Inc.	213,010
25,015	Thermo Fisher Scientific, Inc.	1,410,346
6,105	Waters Corp.*	565,689

		3,834,741

Machinery (2.0%):
44,271	Caterpillar, Inc.	4,715,747
13,140	Cummins, Inc.	1,577,326
27,475	Deere & Co.	2,222,727
12,630	Dover Corp.	794,932
22,969	Eaton Corp.	1,144,545
3,785	Flowserve Corp.	437,205
33,099	Illinois Tool Works, Inc.	1,890,615
20,333	Ingersoll-Rand plc	840,770
7,288	Joy Global, Inc.	535,668
24,407	PACCAR, Inc.	1,142,980
7,844	Pall Corp.	467,738
10,293	Parker Hannifin Corp.	870,273
4,021	Snap-On, Inc.	245,160
11,632	Stanley Black & Decker, Inc.	895,199
12,599	Xylem, Inc.	349,622

		18,130,507

Shares		Fair Value
Common Stocks, continued
Media (3.1%):
14,781	Cablevision Systems Corp., Class A	$216,985
44,588	CBS Corp., Class B	1,511,979
184,372	Comcast Corp., Class A	5,533,004
46,240	DIRECTV Group, Inc. (The), Class A*	2,281,482
17,676	Discovery Communications, Inc., Class A*	894,406
15,938	Gannett Co., Inc.	244,330
30,503	Interpublic Group of Cos., Inc. (The)	348,039
19,008	McGraw-Hill Cos., Inc. (The)	921,318
147,173	News Corp., Class A	2,897,836
18,796	Omnicom Group, Inc.	952,017
6,625	Scripps Networks Interactive, Class A	322,571
21,476	Time Warner Cable, Inc.	1,750,294
66,299	Time Warner, Inc.	2,502,787
36,933	Viacom, Inc., Class B	1,752,840
122,643	Walt Disney Co. (The)	5,369,310
324	Washington Post Co. (The), Class B^	121,037

		27,620,235

Metals & Mining (0.8%):
72,511	Alcoa, Inc.	726,560
7,287	Allegheny Technologies, Inc.	300,006
9,743	Cliffs Natural Resources, Inc.	674,800
64,852	Freeport-McMoRan Copper & Gold, Inc.	2,466,970
33,900	Newmont Mining Corp.	1,738,053
21,578	Nucor Corp.	926,775
5,276	Titanium Metals Corp.	71,543
9,873	United States Steel Corp.^	289,970

		7,194,677

Multi-Utilities (1.3%):
16,503	Ameren Corp.	537,668
29,018	CenterPoint Energy, Inc.	572,235
17,625	CMS Energy Corp.	387,750
19,957	Consolidated Edison, Inc.	1,165,888
39,010	Dominion Resources, Inc.	1,997,702
11,531	DTE Energy Co.	634,551
5,382	Integrys Energy Group, Inc.	285,192
19,151	NiSource, Inc.	466,327
28,166	PG&E Corp.	1,222,686
34,469	Public Service Enterprise Group, Inc.	1,055,096
7,860	SCANA Corp.^	358,495
16,499	Sempra Energy	989,280
14,940	TECO Energy, Inc.	262,197
15,756	Wisconsin Energy Corp.	554,296
33,417	Xcel Energy, Inc.	884,548

		11,373,911

Multiline Retail (0.8%):
4,512	Big Lots, Inc.*	194,106
8,109	Dollar Tree, Inc.*	766,220
7,997	Family Dollar Stores, Inc.	506,050
10,009	J.C. Penney Co., Inc.^	354,619
17,267	Kohl’s Corp.	863,868
28,321	Macy’s, Inc.	1,125,193
11,022	Nordstrom, Inc.	614,146
2,597	Sears Holdings Corp.*^	172,051
45,932	Target Corp.	2,676,458

		7,272,711

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Office Electronics (0.1%):
91,068	Xerox Corp.	$735,829

Oil, Gas & Consumable Fuels (9.2%):
15,083	Alpha Natural Resources, Inc.*	229,412
34,074	Anadarko Petroleum Corp.	2,669,357
26,274	Apache Corp.	2,638,961
14,237	Cabot Oil & Gas Corp.	443,767
45,331	Chesapeake Energy Corp.^	1,050,319
135,175	Chevron Corp.	14,496,167
87,499	ConocoPhillips	6,650,799
15,453	Consol Energy, Inc.	526,947
27,064	Denbury Resources, Inc.*	493,377
27,662	Devon Energy Corp.	1,967,322
52,897	El Paso Corp.	1,563,106
18,407	EOG Resources, Inc.	2,045,018
10,181	EQT Corp.	490,826
322,266	Exxon Mobil Corp.	27,950,130
20,681	Hess Corp.	1,219,145
48,247	Marathon Oil Corp.	1,529,430
23,768	Marathon Petroleum Corp.	1,030,581
13,185	Murphy Oil Corp.	741,920
9,043	Newfield Exploration Co.*	313,611
12,094	Noble Energy, Inc.	1,182,551
55,451	Occidental Petroleum Corp.	5,280,599
18,454	Peabody Energy Corp.	534,428
8,432	Pioneer Natural Resources Co.	940,927
12,054	QEP Resources, Inc.	367,647
10,822	Range Resources Corp.	629,191
23,969	Southwestern Energy Co.*	733,451
44,625	Spectra Energy Corp.	1,407,919
7,309	Sunoco, Inc.	278,838
9,779	Tesoro Corp.*	262,468
38,136	Valero Energy Corp.	982,765
40,492	Williams Cos., Inc. (The)	1,247,559
13,629	WPX Energy, Inc.*	245,458

		82,143,996

Paper & Forest Products (0.2%):
29,779	International Paper Co.	1,045,243
11,631	MeadWestvaco Corp.	367,423

		1,412,666

Personal Products (0.2%):
29,347	Avon Products, Inc.	568,158
15,381	Estee Lauder Co., Inc. (The), Class A	952,699

		1,520,857

Pharmaceuticals (5.6%):
107,502	Abbott Laboratories	6,588,798
20,784	Allergan, Inc.	1,983,417
115,463	Bristol-Myers Squibb Co.	3,896,876
69,810	Eli Lilly & Co.	2,811,249
18,201	Forest Laboratories, Inc.*	631,393
11,220	Hospira, Inc.*	419,516
187,687	Johnson & Johnson Co.	12,379,835
208,121	Merck & Co., Inc.	7,991,846
29,058	Mylan, Inc.*	681,410
6,349	Perrigo Co.	655,915
515,446	Pfizer, Inc.	11,680,006
8,663	Watson Pharmaceuticals, Inc.*	580,941

		50,301,202

Shares		Fair Value
Common Stocks, continued
Professional Services (0.1%):
3,339	Dun & Bradstreet Corp.	$282,913
8,298	Equifax, Inc.	367,270
9,828	Robert Half International, Inc.	297,788

		947,971

Real Estate Investment Trusts (REITs) (1.9%):
26,938	American Tower Corp.	1,697,633
8,286	Apartment Investment & Management Co., Class A	218,833
6,478	Avalonbay Communities, Inc.	915,665
10,154	Boston Properties, Inc.	1,066,069
20,521	Equity Residential Property Trust	1,285,025
28,031	HCP, Inc.	1,106,103
14,369	Health Care REIT, Inc.	789,720
48,116	Host Hotels & Resorts, Inc.	790,065
27,723	Kimco Realty Corp.	533,945
10,987	Plum Creek Timber Co., Inc.	456,620
31,222	ProLogis, Inc.	1,124,617
9,750	Public Storage, Inc.	1,347,158
20,937	Simon Property Group, Inc.	3,050,102
19,792	Ventas, Inc.	1,130,123
12,691	Vornado Realty Trust	1,068,582
36,546	Weyerhaeuser Co.	801,088

		17,381,348

Real Estate Management & Development (0.1%):
22,582	CBRE Group, Inc.*	450,737

Road & Rail (0.7%):
72,034	CSX Corp.	1,550,172
22,573	Norfolk Southern Corp.	1,485,981
3,573	Ryder System, Inc.	188,654
32,825	Union Pacific Corp.	3,528,031

		6,752,838

Semiconductors & Semiconductor Equipment (2.3%):
39,875	Advanced Micro Devices, Inc.*	319,798
22,119	Altera Corp.	880,779
20,300	Analog Devices, Inc.	820,120
88,280	Applied Materials, Inc.	1,098,203
33,525	Broadcom Corp., Class A	1,317,532
3,857	First Solar, Inc.*^	96,618
341,601	Intel Corp.	9,602,404
11,354	KLA-Tencor Corp.	617,885
15,517	Linear Technology Corp.	522,923
38,383	LSI Corp.*	333,164
13,021	Microchip Technology, Inc.^	484,381
67,280	Micron Technology, Inc.*	544,968
4,811	Novellus Systems, Inc.*	240,117
41,603	NVIDIA Corp.*	640,270
12,535	Teradyne, Inc.*	211,716
78,272	Texas Instruments, Inc.	2,630,722
17,881	Xilinx, Inc.	651,405

		21,013,005

Software (3.7%):
33,749	Adobe Systems, Inc.*	1,157,928
15,451	Autodesk, Inc.*	653,886
11,229	BMC Software, Inc.*	450,957
24,904	CA, Inc.	686,354
12,707	Citrix Systems, Inc.*	1,002,709
22,577	Electronic Arts, Inc.*	372,069
20,253	Intuit, Inc.	1,217,813

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
510,594	Microsoft Corp.	$16,466,656
268,116	Oracle Corp.	7,818,263
13,138	Red Hat, Inc.*	786,835
9,266	Salesforce.com, Inc.*	1,431,690
50,225	Symantec Corp.*	939,208

		32,984,368

Specialty Retail (2.0%):
5,867	Abercrombie & Fitch Co., Class A	291,062
3,052	AutoNation, Inc.*^	104,714
1,864	AutoZone, Inc.*	693,035
16,188	Bed Bath & Beyond, Inc.*	1,064,685
19,402	Best Buy Co., Inc.^	459,439
15,426	CarMax, Inc.*	534,511
9,444	GameStop Corp., Class A^	206,257
22,704	Gap, Inc. (The)	593,483
105,395	Home Depot, Inc. (The)	5,302,423
16,758	Limited Brands, Inc. (The)	804,384
84,853	Lowe’s Cos., Inc.	2,662,687
8,743	O’Reilly Automotive, Inc.*	798,673
15,752	Ross Stores, Inc.	915,191
47,652	Staples, Inc.	771,009
8,649	Tiffany & Co.	597,905
51,657	TJX Cos., Inc. (The)	2,051,300
7,429	Urban Outfitters, Inc.*	216,258

		18,067,016

Textiles, Apparel & Luxury Goods (0.7%):
19,676	Coach, Inc.	1,520,561
25,103	Nike, Inc., Class B	2,722,170
4,394	Ralph Lauren Corp.	766,006
5,940	V.F. Corp.	867,121

		5,875,858

Thrifts & Mortgage Finance (0.1%):
35,926	Hudson City Bancorp, Inc.^	262,619
24,565	People’s United Financial, Inc.	325,241

		587,860

Tobacco (1.9%):
140,123	Altria Group, Inc.	4,325,597
9,025	Lorillard, Inc.	1,168,557
117,733	Philip Morris International, Inc.	10,432,321
23,035	Reynolds American, Inc.	954,571

		16,881,046

Trading Companies & Distributors (0.2%):
20,113	Fastenal Co.^	1,088,113
4,181	W.W. Grainger, Inc.^	898,121

		1,986,234

Wireless Telecommunication Services (0.2%):
17,109	Crown Castle International Corp.*	912,594
20,209	MetroPCS Communications, Inc.*	182,285
204,092	Sprint Nextel Corp.*	581,662

		1,676,541

Total Common Stocks (Cost $655,146,017)		870,353,593

Securities Held as Collateral for Securities on Loan (0.9%):
$ 8,002,567	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	8,002,567

Shares		Fair Value
Securities Held as Collateral for Securities on Loan, continued
Total Securities Held as Collateral for Securities on Loan (Cost $8,002,567)		8,002,567

Unaffiliated Investment Company (2.8%):
25,361,002	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$25,361,002

Total Unaffiliated Investment Company (Cost $25,361,002)		25,361,002

Total Investment Securities (Cost $688,509,586)(c)—100.8%		903,717,162
Net other assets (liabilities) —(0.8)%		(7,191,319)

Net Assets — 100.0%		$896,525,843

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $7,798,929.
‡	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $1,454,887.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(b)	The rate represents the effective yield at March 31, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	—	%^
Canada	—	^
Ireland (Republic of)	0.7
Netherlands	0.7
Panama	0.1
Switzerland	0.6
United States	97.9

	100.0%

^	Represents less than 0.05%.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	376	$26,380,160	$707,264

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Auto Components (0.7%):
8,990	Hyundai Mobis Co., Ltd.	$2,292,809

Automobiles (5.3%):
16,014	Bajaj Auto, Ltd.	527,709
2,222,000	Dongfeng Motor Corp., H Shares	4,042,528
51,390	Hyundai Motor Co.	10,669,945
47,674	Mahindra & Mahindra, Ltd.	653,616
268,000	PT Astra International Tbk	2,167,705

		18,061,503

Capital Markets (0.2%):
237,563	Egyptian Financial Group-Hermes Holding*	534,300

Chemicals (1.7%):
1,502	Alfa SAB de C.V., Class A	21,625
15,630	LG Chem, Ltd.	5,111,793
197,000	Mexichem SAB de C.V.	759,179

		5,892,597

Commercial Banks (19.8%):
314,403	Banco Bradesco SA, ADR	5,502,052
739,100	Bangkok Bank Public Co., Ltd.	4,643,725
9,583,832	China Construction Bank	7,400,605
3,740,101	Chinatrust Financial Holding Co., Ltd.	2,352,407
218,004	Commercial International Bank Egypt SAE	901,550
9,351	Credicorp, Ltd.	1,232,649
97,450	DGB Financial Group, Inc.	1,278,303
190,000	Grupo Financiero Banorte SA de C.V.	844,633
25,860	Hana Financial Group, Inc.	975,503
432,169	HDFC Bank, Ltd.	4,402,659
53,609	ICICI Bank, Ltd.	934,478
28,308	ICICI Bank, Ltd., Sponsored ADR	987,100
10,770,385	Industrial & Commercial Bank of China	6,965,339
320,643	Itau Unibanco Banco Multiplo SA, Sponsored ADR	6,153,139
930,900	Kasikornbank Public Co., Ltd.	4,644,786
37,490	KB Financial Group, Inc.	1,369,946
3,716,000	PT Bank Mandiri Tbk	2,784,005
591,000	Public Bank Berhad	2,632,245
2,014,020	Sberbank	6,537,121
45,588	Shinhan Financial Group Co., Ltd.	1,762,507
536,462	Turkiye Garanti Bankasi AS	2,128,576
176,614	Turkiye Halk Bankasi AS	1,265,755

		67,699,083

Computers & Peripherals (1.2%):
238,565	Asustek Computer, Inc.	2,255,199
1,964,000	Lenovo Group, Ltd.	1,762,003

		4,017,202

Construction & Engineering (1.0%):
23,184	GS Engineering & Construction Corp.	2,046,759
31,800	Orascom Construction Industries, Sponsored GDR	1,369,874

		3,416,633

Construction Materials (1.6%):
331,000	Anhui Conch Cement Co., Ltd., Class H^	1,048,560
1,800,500	PT Semen Gresik (Persero) Tbk	2,414,104
1,749,427	Taiwan Cement Corp.	2,049,309

		5,511,973

Shares		Fair Value
Common Stocks, continued
Distributors (0.6%):
654,000	Dah Chong Hong Holdings, Ltd.	$693,617
58,313	Imperial Holdings, Ltd.	1,182,253

		1,875,870

Diversified Financial Services (0.4%):
419,417	FirstRand, Ltd.	1,298,828

Diversified Telecommunication Services (1.1%):
65,688	Magyar Telekom Telecommunications plc	171,968
1,229,500	PT XL Axiata Tbk	679,159
56,458	Telefonica Brasil SA, ADR	1,729,308
240,118	Turk Telekomunikasyon AS	1,045,007

		3,625,442

Electric Utilities (0.9%):
36,601	Companhia Energetica de Minas Gerais SA, Preferred Shares	871,147
94,523	Companhia Energetica de Minas Gerais SA, Sponsored ADR	2,247,757
13,200	Sibenergyholding JSC*(a)	—

		3,118,904

Electronic Equipment, Instruments & Components (2.8%):
126,776	Hon Hai Precision Industry Co., Ltd.	989,495
1,266,129	Hon Hai Precision Industry Co., Ltd.	4,915,422
57,585	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	380,061
82,000	Largan Precision Co., Ltd.	1,633,061
1,183,240	WPG Holdings, Ltd.	1,612,766

		9,530,805

Food & Staples Retailing (2.2%):
1,682,400	CP ALL PCL	3,572,583
1,645	E-Mart Co., Ltd.	361,969
35,204	Shoprite Holdings, Ltd.	631,066
889,130	Wal-Mart de Mexico SAB de C.V., Series V	2,983,714

		7,549,332

Food Products (0.6%):
337,048	Grupo Bimbo SAB de C.V., Series A*	786,706
4,419,500	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,389,397

		2,176,103

Health Care Equipment & Supplies (0.0%):
1,947	Mindray Medical International, Ltd., ADR^	64,193

Hotels, Restaurants & Leisure (0.9%):
859,800	Genting Berhard	3,043,034

Household Products (1.4%):
9,144	LG Household & Health Care, Ltd.	4,790,257

Independent Power Producers & Energy Traders (0.9%):
1,724,000	China Resources Power Holdings Co.	3,191,290

Industrial Conglomerates (1.9%):
54,412	Industries Qatar Q.S.C.	2,100,975
904,700	Sime Darby Berhad	2,877,198
103,900	SM Investments Corp.	1,598,757

		6,576,930

Insurance (0.9%):
1,028,000	China Pacific Insurance Group Co., Ltd., Class H	3,206,232

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (3.4%):
25,100	Baidu, Inc., Sponsored ADR*	$3,658,827
8,423	Daum Communications Corp.	885,152
30,510	Mail.ru Group, Ltd., Sponsored GDR, Registered Shares*	1,204,728
213,000	Tencent Holdings, Ltd.	5,937,350

		11,686,057

IT Services (0.7%):
42,945	Infosys Technologies, Ltd.	2,415,426

Machinery (1.4%):
4,296	Hyundai Heavy Industries Co., Ltd.	1,221,825
73,500	Iochpe-Maxion SA	1,450,101
442,000	Weichai Power Co., Ltd., Class H	2,073,116

		4,745,042

Media (1.7%):
119,210	Cheil Worldwide, Inc.	1,913,836
200,107	Cyfrowy Polsat SA*	901,226
49,998	Naspers, Ltd.	2,814,319

		5,629,381

Metals & Mining (3.1%):
47,159	AngloGold Ashanti, Ltd.	1,740,570
275,374	Centamin plc*	303,269
24,700	Compania de Minas Buenaventura SA, Sponsored ADR	995,657
167,100	Gerdau SA, Sponsored ADR	1,609,173
172,629	Grupo Mexico SAB de C.V., Series B	545,163
22,608	Impala Platinum Holdings, Ltd.	446,853
72,217	Polymetal International plc*	1,065,930
168,500	Vale SA, Sponsored ADR	3,931,105

		10,637,720

Multiline Retail (1.4%):
71,700	Lojas Renner SA	2,452,346
846,500	Parkson Retail Group, Ltd.^	963,361
6,230	Shinsegae Co., Ltd.	1,314,744

		4,730,451

Oil, Gas & Consumable Fuels (15.8%):
4,232,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	4,604,199
3,603,000	CNOOC, Ltd.	7,365,737
29,400	Ecopetrol SA, Sponsored ADR^	1,796,046
114,250	LUKOIL, Sponsored ADR	6,946,400
17,250	Novatek Oao	2,342,529
890,182	OAO Gazprom, Sponsored GDR	11,011,551
82,501	Petroleo Brasileiro SA, ADR	2,191,227
133,004	Petroleo Brasileiro SA, Sponsored ADR	3,399,582
431,300	PTT PCL	4,943,700
132,350	Rosneft Oil Co. OJSC, Sponsored GDR, Registered Shares	938,789
38,037	Sasol, Ltd.	1,846,040
16,840	SK Energy Co., Ltd.	2,463,727
596,000	Thai Oil Public Co., Ltd.	1,398,806
77,500	Ultrapar Participacoes SA	1,688,291
44,700	Ultrapar Participacoes SA, Sponsored ADR	969,543

		53,906,167

Personal Products (0.5%):
169,500	Hengan International Group Co., Ltd.	1,712,769

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (0.6%):
54,627	Dr. Reddy’s Laboratories, Ltd.	$1,892,268

Real Estate Management & Development (2.4%):
2,176,000	Ayala Land, Inc.	1,051,674
173,100	BR Malls Participacoes SA	2,238,812
134,514	BR Properties SA	1,719,114
1,738,000	China Overseas Land & Investment, Ltd.	3,300,428

		8,310,028

Road & Rail (0.3%):
67,147	Globaltrans Investment plc	1,148,913

Semiconductors & Semiconductor Equipment (8.9%):
55,090	Hynix Semiconductor, Inc.*	1,424,013
18,200	Samsung Electronics Co., Ltd.	20,498,829
2,988,110	Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,753

		30,523,595

Specialty Retail (1.5%):
903,000	Belle International Holdings, Ltd.	1,627,927
54,726	Cia. Hering	1,414,112
59,619	Foschini, Ltd. (The)	963,215
76,267	Mr. Price Group, Ltd.	939,107

		4,944,361

Transportation Infrastructure (1.3%):
355,756	Companhia de Concessoes Rodoviarias	2,879,661
282,696	TAV Havalimanlari Holding AS*	1,410,593

		4,290,254

Wireless Telecommunication Services (6.2%):
53,700	America Movil SAB de C.V., ADR, Series L	1,333,371
1,717,100	Axiata Group Berhad	2,908,903
1,053,500	China Mobile, Ltd.	11,603,721
136,200	Mobile TeleSystems, Sponsored ADR	2,497,908
510,100	Taiwan Mobile Co., Ltd.	1,553,986
141,769	Turkcell Iletisim Hizmetleri AS*	726,428
49,964	Vodacom Group, Ltd.	705,661

		21,329,978

	Total Common Stocks (Cost $267,315,623)	325,375,730

Preferred Stocks (2.2%):
Beverages (1.2%):
101,193	Companhia de Bebidas das Americas, Sponsored ADR, Preferred Shares	4,181,295

Metals & Mining (1.0%):
152,300	Vale SA, Sponsored ADR, Preferred Shares	3,455,687

	Total Preferred Stocks (Cost $4,610,630)	7,636,982

Rights (0.0%):
Commercial Banks (0.0%):
186,877	Chinatrust Financial Holding Co., Ltd*	14,254

	Total Rights (Cost $—)	14,254

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Warrant (0.2%):
Diversified Financial Services (0.2%):
197,524	Sberbank*(b)	$634,052

Total Warrants (Cost $456,377)		634,052

Securities Held as Collateral for Securities on Loan (0.9%):
$3,187,840	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	3,187,840

Total Securities Held as Collateral for Securities on Loan (Cost $3,187,840)		3,187,840

Unaffiliated Investment Company (2.4%):
8,010,375	Dreyfus Treasury Prime Cash Management, 0.00%(d)	8,010,375

Total Unaffiliated Investment Company (Cost $8,010,375)		8,010,375

Total Investment Securities (Cost $283,580,845)(e)—101.0%		344,859,233
Net other assets (liabilities) — (1.0)%		(3,322,745)

Net Assets — 100.0%		$341,536,488

Percentages indicated are based on net assets as of March 31, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $3,066,542.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(c)	The rate represents the effective yield at March 31, 2012.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Australia	0.1%
Belize	0.5
Bermuda	0.4
Brazil	13.9
British Virgin Islands	0.4
Cayman Islands	1.6
China	5.0
Colombia	0.5
Cyprus	0.3
Egypt	0.8
Hong Kong	13.3
Hungary	0.1
India	3.5
Indonesia	2.8
Malaysia	3.4
Mexico	2.1
Peru	0.3
Philippines	0.8
Poland	0.3
Qatar	0.6
Republic of Korea (South)	17.7
Russian Federation	9.2
South Africa	3.7
Switzerland	0.9
Taiwan	7.7
Thailand	5.6
Turkey	1.9
United Kingdom	0.2
United States	2.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (2.1%):
18,604	AAR Corp.	$339,523
8,428	Aerovironment, Inc.*^	225,955
4,093	American Science & Engineering, Inc.	274,435
11,164	Ceradyne, Inc.	363,500
7,278	Cubic Corp.	344,104
21,530	Curtiss-Wright Corp.	796,825
27,128	Gencorp, Inc.*^	192,609
20,860	Moog, Inc., Class A*	894,685
2,221	National Presto Industries, Inc.^	168,485
27,286	Orbital Sciences Corp.*	358,811
16,935	Teledyne Technologies, Inc.*	1,067,752

		5,026,684

Air Freight & Logistics (0.5%):
13,247	Forward Air Corp.	485,767
17,427	Hub Group, Inc., Class A*^	627,895

		1,113,662

Airlines (0.3%):
6,950	Allegiant Travel Co.*	378,775
23,627	SkyWest, Inc.	261,078

		639,853

Auto Components (0.3%):
8,753	Drew Industries, Inc.*	239,045
15,671	Spartan Motors, Inc.^	82,900
8,983	Standard Motor Products, Inc.	159,358
10,906	Superior Industries International, Inc.	213,103

		694,406

Automobiles (0.1%):
13,460	Winnebago Industries, Inc.*^	131,908

Beverages (0.2%):
3,924	Boston Beer Co., Inc. (The), Class A*^	419,044

Biotechnology (0.8%):
24,823	ArQule, Inc.*	174,009
29,052	Cubist Pharmaceuticals, Inc.*^	1,256,499
11,452	Emergent Biosolutions, Inc.*	183,232
20,332	Momenta Pharmaceuticals, Inc.*^	311,486
32,793	Savient Pharmaceuticals, Inc.*^	71,489

		1,996,715

Building Products (1.2%):
17,806	A.O. Smith Corp.	800,380
8,646	AAON, Inc.^	174,563
12,930	Apogee Enterprises, Inc.	167,443
14,041	Gibraltar Industries, Inc.*	212,721
21,287	Griffon Corp.	227,771
9,495	NCI Building Systems, Inc.*	109,287
16,863	Quanex Building Products Corp.	297,295
18,737	Simpson Manufacturing Co., Inc.	604,268
9,023	Universal Forest Products, Inc.	311,113

		2,904,841

Capital Markets (1.2%):
9,298	Calamos Asset Management, Inc., Class A	121,897
18,272	Financial Engines, Inc.*^	408,562
18,042	Investment Technology Group, Inc.*	215,782
7,282	Piper Jaffray Cos., Inc.*	193,847
56,273	Prospect Capital Corp.^	617,878
24,774	Stifel Financial Corp.*	937,448
13,796	SWS Group, Inc.	78,913
3,559	Virtus Investment Partners, Inc.*	305,291

		2,879,618

Shares		Fair Value
Common Stocks, continued
Chemicals (2.2%):
13,559	A. Schulman, Inc.	$366,364
10,733	American Vanguard Corp.	232,799
13,491	Balchem Corp.	408,103
26,309	Calgon Carbon Corp.*	410,683
22,702	H.B. Fuller Co.	745,307
4,123	Hawkins, Inc.^	153,376
9,505	Koppers Holdings, Inc.	366,513
14,804	Kraton Performance Polymers, Inc.*	393,342
8,535	LSB Industries, Inc.*	332,182
14,911	OM Group, Inc.*	410,202
41,033	PolyOne Corp.	590,875
5,942	Quaker Chemical Corp.	234,412
3,852	Stepan Co.	338,205
10,787	Tredegar Corp.	211,317
10,149	Zep, Inc.	146,146

		5,339,826

Commercial Banks (5.8%):
13,246	Bank of the Ozarks, Inc.	414,070
35,972	BBCN Bancorp, Inc.*	400,368
35,988	Boston Private Financial Holdings, Inc.	356,641
6,835	City Holding Co.^	237,311
18,223	Columbia Banking System, Inc.^	415,120
18,099	Community Bank System, Inc.	520,889
40,415	CVB Financial Corp.^	474,472
64,241	F.N.B. Corp.^	776,031
9,470	First Bancorp*	41,668
48,404	First Commonwealth Financial Corp.	296,232
26,876	First Financial Bancorp	464,955
14,507	First Financial Bankshares, Inc.^	510,791
34,572	First Midwest Bancorp, Inc.	414,173
33,172	Glacier Bancorp, Inc.^	495,590
14,603	Hanmi Financial Corp.*	147,782
10,305	Home Bancshares, Inc.	274,216
9,913	Independent Bank Corp.^	284,800
56,973	National Penn Bancshares, Inc.	504,211
15,387	NBT Bancorp, Inc.^	339,745
43,704	Old National Bancorp	574,271
15,471	PacWest Bancorp	375,945
15,990	Pinnacle Financial Partners, Inc.*	293,417
27,759	PrivateBancorp, Inc.	421,104
12,969	S & T Bancorp, Inc.^	281,298
7,973	Simmons First National Corp., Class A^	205,943
14,283	Sterling Bancorp	136,974
86,358	Susquehanna Bancshares, Inc.	853,217
17,440	Texas Capital Bancshares, Inc.*	603,773
3,800	Tompkins Financial Corp.^	152,228
14,976	UMB Financial Corp.	669,951
51,621	Umpqua Holdings Corp.^	699,981
15,971	United Bankshares, Inc.^	460,923
8,816	United Community Banks, Inc.*^	85,956
27,844	Wilshire Bancorp, Inc.*	134,487
16,756	Wintrust Financial Corp.^	599,697

		13,918,230

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (2.5%):
22,328	ABM Industries, Inc.	$542,570
4,062	Consolidated Graphics, Inc.*	183,806
10,064	Encore Capital Group, Inc.*	226,943
8,682	G & K Services, Inc., Class A	296,924
28,223	Geo Group, Inc. (The)*	536,519
30,912	Healthcare Services Group, Inc.^	657,498
26,585	Interface, Inc., Class A	370,861
16,853	Mobile Mini, Inc.*	355,935
7,931	Portfolio Recovery Associates, Inc.*	568,811
5,522	Standard Register Co. (The)^	6,903
18,107	Sykes Enterprises, Inc.*	286,091
29,148	Tetra Tech, Inc.*	768,341
7,060	UniFirst Corp.	434,543
19,448	United Stationers, Inc.	603,472
9,290	Viad Corp.	180,505

		6,019,722

Communications Equipment (1.5%):
53,097	Arris Group, Inc.*	599,996
4,653	Bel Fuse, Inc., Class B	82,219
8,065	Black Box Corp.	205,738
9,393	Comtech Telecommunications Corp.^	306,024
11,844	Digi International, Inc.*	130,166
54,098	Harmonic, Inc.*	295,916
17,452	NETGEAR, Inc.*	666,666
8,841	Oplink Communications, Inc.*	151,181
8,508	PC-Tel, Inc.	56,578
19,308	Symmetricom, Inc.*	111,407
19,774	ViaSat, Inc.*	953,305

		3,559,196

Computers & Peripherals (0.7%):
13,548	Avid Technology, Inc.*^	149,028
23,660	Intermec, Inc.*	182,892
10,825	Intevac, Inc.*	92,012
15,350	Novatel Wireless, Inc.*	51,423
9,781	Stratasys, Inc.*^	357,202
12,853	Super Micro Computer, Inc.*	224,413
15,210	Synaptics, Inc.*^	555,317

		1,612,287

Construction & Engineering (0.8%):
18,172	Aegion Corp.*	324,007
17,290	Comfort Systems USA, Inc.	188,634
15,705	Dycom Industries, Inc.*	366,869
30,715	Emcor Group, Inc.	851,420
12,675	Orion Marine Group, Inc.*	91,640

		1,822,570

Construction Materials (0.5%):
20,782	Eagle Materials, Inc.	722,174
28,521	Headwaters, Inc.*	119,218
12,865	Texas Industries, Inc.^	450,404

		1,291,796

Consumer Finance (1.0%):
13,560	Cash America International, Inc.^	649,931
20,206	EZCORP, Inc., Class A*	655,786
13,599	First Cash Financial Services, Inc.*	583,261
6,844	World Acceptance Corp.*^	419,195

		2,308,173

Containers & Packaging (0.1%):
15,402	Myers Industries, Inc.	227,180

Shares		Fair Value
Common Stocks, continued
Distributors (0.4%):
21,920	Pool Corp.	$820,246
8,709	VOXX International Corp.*	118,094

		938,340

Diversified Consumer Services (1.1%):
8,233	American Public Education*^	312,854
6,319	Capella Education Co.*^	227,168
24,601	Career Education Corp.*	198,284
14,004	Coinstar, Inc.*^	889,954
39,169	Corinthian Colleges, Inc.*^	162,160
28,827	Hillenbrand, Inc.	661,580
10,629	Lincoln Educational Services Corp.	84,075
9,921	Universal Technical Institute, Inc.	130,858

		2,666,933

Diversified Financial Services (0.1%):
17,872	Interactive Brokers Group, Inc., Class A	303,824

Diversified Telecommunication Services (0.4%):
4,268	Atlantic Tele-Network, Inc.	155,184
14,337	Cbeyond, Inc.*	114,696
90,951	Cincinnati Bell, Inc.*	365,623
16,097	General Communication, Inc., Class A*	140,366
6,906	Lumos Networks Corp.^	74,309
14,517	Neutral Tandem, Inc.*	176,962

		1,027,140

Electric Utilities (1.2%):
15,250	ALLETE, Inc.	632,723
6,199	Central Vermont Public Service Corp.	218,205
18,435	El Paso Electric Co.	598,953
23,336	UIL Holdings Corp.	811,159
17,523	Unisource Energy Corp.	640,816

		2,901,856

Electrical Equipment (1.7%):
5,799	AZZ, Inc.	299,460
21,207	Belden CDT, Inc.	803,957
24,241	Brady Corp., Class A	784,196
8,862	Encore Wire Corp.	263,467
22,071	EnerSys*	764,760
8,734	Franklin Electric Co., Inc.	428,578
25,273	II-VI, Inc.*	597,707
4,122	Powell Industries, Inc.*	141,179
9,026	Vicor Corp.	72,208

		4,155,512

Electronic Equipment, Instruments & Components (4.5%):
6,766	Agilysys, Inc.*^	60,826
12,818	Anixter International, Inc.*	929,690
6,977	Badger Meter, Inc.^	237,148
26,645	Benchmark Electronics, Inc.*	439,376
31,862	Brightpoint, Inc.*	256,489
18,536	Checkpoint Systems, Inc.*	209,086
19,581	Cognex Corp.	829,451
15,847	CTS Corp.	166,711
17,007	Daktronics, Inc.	151,192
7,633	DTS, Inc.*	230,669
11,173	Electro Scientific Industries, Inc.	167,707
7,746	FARO Technologies, Inc.*	451,824
17,485	FEI Co.*	858,688
20,240	Insight Enterprises, Inc.*	443,863

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
9,941	Littlelfuse, Inc.	$623,301
7,009	Measurement Specialties, Inc.*	236,203
14,313	Mercury Computer Systems, Inc.*	189,647
17,093	Methode Electronics, Inc.	158,623
7,310	MTS Systems Corp.	388,088
17,344	Newport Corp.*	307,336
9,130	OSI Systems, Inc.*	559,669
9,576	Park Electrochemical Corp.	289,483
16,070	Plexus Corp.*	562,289
18,885	Pulse Electronics Corp.^	47,401
10,779	RadiSys Corp.*	79,765
13,151	Rofin-Sinar Technologies, Inc.*	346,792
7,471	Rogers Corp.*	289,501
12,658	ScanSource, Inc.*	472,397
11,980	SYNNEX Corp.*^	456,917
23,643	TTM Technologies, Inc.*	271,658

		10,711,790

Energy Equipment & Services (2.5%):
13,531	Basic Energy Services, Inc.*	234,763
16,461	Bristow Group, Inc.^	785,683
28,956	Exterran Holdings, Inc.*^	381,930
6,625	Gulf Island Fabrication, Inc.	193,914
16,164	Hornbeck Offshore Services, Inc.*	679,373
59,110	ION Geophysical Corp.*	381,259
15,323	Lufkin Industries, Inc.	1,235,800
11,948	Matrix Service Co.*	167,391
2,950	OYO Geospace Corp.*	310,723
28,440	Pioneer Drilling Co.*	250,272
9,665	Seacor Holdings, Inc.*^	925,714
35,918	TETRA Technologies, Inc.*	338,348

		5,885,170

Food & Staples Retailing (1.2%):
8,476	Andersons, Inc. (The)	412,696
17,548	Casey’s General Stores, Inc.	973,212
5,692	Nash Finch Co.	161,767
10,554	Spartan Stores, Inc.	191,239
22,482	United Natural Foods, Inc.*	1,049,010

		2,787,924

Food Products (2.3%):
22,335	B&G Foods, Inc.^	502,761
6,609	Cal-Maine Foods, Inc.^	252,860
5,796	Calavo Growers, Inc.^	155,217
54,137	Darling International, Inc.*	943,067
10,178	Diamond Foods, Inc.^	232,262
20,471	Hain Celestial Group, Inc.*	896,835
6,705	J & J Snack Foods Corp.	351,744
8,735	Sanderson Farms, Inc.^	463,217
4,242	Seneca Foods Corp., Class A*	111,734
21,575	Snyders-Lance, Inc.	557,714
16,561	TreeHouse Foods, Inc.*^	985,379

		5,452,790

Gas Utilities (1.9%):
10,403	Laclede Group, Inc. (The)	405,925
19,171	New Jersey Resources Corp.	854,452
12,371	Northwest Natural Gas Co.	561,643
33,389	Piedmont Natural Gas Co., Inc.^	1,037,396
13,965	South Jersey Industries, Inc.	698,809
21,276	Southwest Gas Corp.	909,336

		4,467,561

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (3.4%):
10,002	Abaxis, Inc.*	$291,358
31,873	Align Technology, Inc.*	878,101
5,642	Analogic Corp.	381,061
9,353	Cantel Medical Corp.^	234,667
12,965	CONMED Corp.	387,265
13,053	CryoLife, Inc.*	68,789
11,435	Cyberonics, Inc.*	436,017
10,810	Greatbatch, Inc.*	265,061
11,606	Haemonetics Corp.*	808,706
5,616	ICU Medical, Inc.*^	276,083
9,157	Integra LifeSciences Holdings*	317,656
14,698	Invacare Corp.	243,546
3,647	Kensey Nash Corp.^	106,711
19,025	Meridian Bioscience, Inc.^	368,705
19,344	Merit Medical Systems, Inc.*	240,252
13,572	Natus Medical, Inc.*	161,914
10,866	Neogen Corp.*	424,535
19,705	NuVasive, Inc.*	331,832
9,153	Palomar Medical Technologies, Inc.*	85,489
6,831	Surmodics, Inc.*	104,992
16,776	Symmetry Medical, Inc.*	118,606
15,612	West Pharmaceutical Services, Inc.^	663,978
10,250	Zoll Medical Corp.*	949,458

		8,144,782

Health Care Providers & Services (3.1%):
5,175	Air Methods Corp.*	451,519
3,831	Almost Family, Inc.*	99,644
13,872	Amedisys, Inc.*	200,589
18,513	AMN Healthcare Services, Inc.*^	112,189
14,554	AmSurg Corp.*	407,221
11,478	Bio-Reference Laboratories, Inc.*^	269,848
23,501	Centene Corp.*	1,150,844
8,835	Chemed Corp.	553,778
2,957	CorVel Corp.*	117,955
14,670	Cross Country Healthcare, Inc.*	73,497
7,683	Ensign Group, Inc. (The)	208,670
14,284	Gentiva Health Services, Inc.*^	124,842
15,722	Hanger Orthopedic Group, Inc.*	343,683
15,377	Healthways, Inc.*	113,175
7,656	IPC The Hospitalist Co.*^	282,583
24,054	Kindred Healthcare, Inc.*	207,826
4,348	Landauer, Inc.	230,531
7,296	LHC Group, Inc.*	135,195
12,545	Magellan Health Services, Inc.*	612,321
13,146	Molina Healthcare, Inc.*	442,100
5,866	MWI Veterinary Supply, Inc.*	516,208
13,566	PharMerica Corp.*	168,625
23,658	PSS World Medical, Inc.*	599,494

		7,422,337

Health Care Technology (0.7%):
5,058	Computer Programs & Systems, Inc.	285,878
10,179	Medidata Solutions, Inc.*	271,169
15,330	Omnicell, Inc.*	233,169
18,243	Quality Systems, Inc.^	797,766

		1,587,982

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (3.3%):
662	Biglari Holdings, Inc.*	$266,687
11,213	BJ’s Restaurants, Inc.*	564,575
25,100	Boyd Gaming Corp.*^	196,784
8,493	Buffalo Wild Wings, Inc.*^	770,230
8,377	CEC Entertainment, Inc.^	317,572
10,630	Cracker Barrel Old Country Store, Inc.	593,154
7,205	DineEquity, Inc.*^	357,368
18,352	Interval Leisure Group, Inc.	319,325
20,387	Jack in the Box, Inc.*	488,676
9,185	Marcus Corp.	115,272
12,438	Marriott Vacations Worldwide Corp.*^	354,607
5,381	Monarch Casino & Resort, Inc.*	55,424
12,616	Multimedia Games, Inc.*	138,271
8,724	O’Charley’s, Inc.*^	85,844
9,784	P.F. Chang’s China Bistro, Inc.	386,664
8,500	Papa John’s International, Inc.*	320,110
6,067	Peet’s Coffee & Tea, Inc.*^	447,138
28,667	Pinnacle Entertainment, Inc.*	329,957
5,143	Red Robin Gourmet Burgers*	191,268
28,865	Ruby Tuesday, Inc.*	263,537
16,481	Ruth’s Hospitality Group, Inc.*^	125,091
25,378	Shuffle Master, Inc.*	446,653
27,935	Sonic Corp.*	214,541
27,551	Texas Roadhouse, Inc.	458,449

		7,807,197

Household Durables (1.2%):
2,400	Blyth, Inc.	179,592
11,979	Ethan Allen Interiors, Inc.^	303,308
14,568	Helen of Troy, Ltd.*	495,458
12,624	iRobot Corp.*^	344,130
23,924	La-Z-Boy, Inc.*	357,903
8,717	M/I Homes, Inc.*	107,742
13,000	Meritage Corp.*	351,780
20,489	Ryland Group, Inc. (The)^	395,028
46,634	Standard Pacific Corp.*^	207,988
6,818	Universal Electronics, Inc.*	136,224

		2,879,153

Household Products (0.2%):
19,503	Central Garden & Pet Co., Class A*	187,814
7,365	WD-40 Co.	334,003

		521,817

Industrial Conglomerates (0.1%):
5,837	Standex International Corp.	240,426

Insurance (2.7%):
8,445	Amerisafe, Inc.*	208,929
25,477	Delphi Financial Group, Inc., Class A	1,140,605
9,255	eHealth, Inc.*^	150,949
15,039	Employers Holdings, Inc.^	266,341
18,422	Horace Mann Educators Corp.	324,596
5,461	Infinity Property & Casualty Corp.	285,774
23,561	Meadowbrook Insurance Group, Inc.	219,824
18,589	National Financial Partners Corp.*^	281,437
4,961	Navigators Group, Inc.*	234,358
9,878	Presidential Life Corp.	112,906
14,096	ProAssurance Corp.	1,241,999
7,733	RLI Corp.^	553,992
7,007	Safety Insurance Group, Inc.	291,771
25,279	Selective Insurance Group, Inc.	445,163
8,914	Stewart Information Services Corp.^	126,668

Shares		Fair Value
Common Stocks, continued
Insurance, continued
18,095	Tower Group, Inc.	$405,871
9,549	United Fire Group, Inc.	170,832

		6,462,015

Internet & Catalog Retail (0.2%):
6,421	Blue Nile, Inc.*^	211,764
12,539	Nutri/System, Inc.^	140,813
9,063	PetMed Express, Inc.^	112,200

		464,777

Internet Software & Services (1.6%):
15,666	comScore, Inc.*	335,096
19,366	DealerTrack Holdings, Inc.*^	586,015
16,414	Digital River, Inc.*	307,106
18,197	InfoSpace, Inc.*	233,104
22,261	j2 Global, Inc.^	638,445
10,767	Liquidity Services, Inc.*	482,362
21,868	LivePerson, Inc.*	366,726
9,873	LogMeIn, Inc.*^	347,826
14,461	Perficient, Inc.*	173,677
5,822	Stamps.com, Inc.*	162,317
41,686	United Online, Inc.	203,845
12,619	XO Group, Inc.*	118,492

		3,955,011

IT Services (1.6%):
12,228	CACI International, Inc., Class A*	761,682
20,339	Cardtronics, Inc.*	533,899
33,372	CIBER, Inc.*	141,497
15,641	CSG Systems International, Inc.*	236,805
6,801	Forrester Research, Inc.	220,352
17,948	Heartland Payment Systems, Inc.	517,620
14,339	Higher One Holdings, Inc.*^	214,368
13,846	iGATE Corp.*^	232,059
15,577	Maximus, Inc.	633,517
3,819	NCI, Inc., Class A*	24,403
11,825	TeleTech Holdings, Inc.*	190,383
8,666	Virtusa Corp.*	149,662

		3,856,247

Leisure Equipment & Products (0.9%):
5,844	Arctic Cat, Inc.*	250,299
41,150	Brunswick Corp.	1,059,612
29,950	Callaway Golf Co.^	202,462
11,884	JAKKS Pacific, Inc.^	207,376
8,842	Sturm, Ruger & Co., Inc.^	434,142

		2,153,891

Life Sciences Tools & Services (0.5%):
32,543	Affymetrix, Inc.*	138,958
13,716	Cambrex Corp.*	95,875
15,489	Enzo Biochem, Inc.*	41,665
20,241	eResearch Technology, Inc.*	158,285
27,469	PAREXEL International Corp.*	740,839

		1,175,622

Machinery (3.7%):
31,439	Actuant Corp., Class A^	911,417
12,986	Albany International Corp., Class A	298,029
9,211	Astec Industries, Inc.*	336,017
21,622	Barnes Group, Inc.	568,875
22,964	Briggs & Stratton Corp.^	411,745
3,988	Cascade Corp.	199,879
7,967	CIRCOR International, Inc.	265,062

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,495	EnPro Industries, Inc.*	$390,244
12,305	ESCO Technologies, Inc.	452,455
28,725	Federal Signal Corp.*	159,711
13,227	John Bean Technologies Corp.	214,277
14,741	Kaydon Corp.	376,043
5,847	Lindsay Corp.^	387,481
7,839	Lydall, Inc.*	79,879
17,629	Mueller Industries, Inc.^	801,238
20,984	Robbins & Myers, Inc.	1,092,217
8,737	Tennant Co.	384,428
13,872	Toro Co.	986,438
13,512	Watts Water Technologies, Inc., Class A	550,614

		8,866,049

Media (0.6%):
12,644	Arbitron, Inc.	467,575
12,709	Digital Generation, Inc.*	129,759
14,404	E.W. Scripps Co. (The), Class A*	142,167
20,299	Harte-Hanks, Inc.	183,706
67,159	Live Nation, Inc.*	631,295

		1,554,502

Metals & Mining (1.2%):
7,730	A.M. Castle & Co.*^	97,784
51,202	AK Steel Holding Corp.^	387,087
11,632	AMCOL International Corp.^	343,028
25,003	Century Aluminum Co.*	222,027
5,613	Haynes International, Inc.	355,584
7,299	Kaiser Aluminum Corp.^	344,951
9,461	Materion Corp.*	271,814
4,251	Olympic Steel, Inc.	102,024
13,929	RTI International Metals, Inc.*	321,203
32,292	SunCoke Energy, Inc.*^	458,869

		2,904,371

Multi-Utilities (0.7%):
27,031	Avista Corp.	691,453
6,867	CH Energy Group, Inc.	458,235
16,726	NorthWestern Corp.	593,104

		1,742,792

Multiline Retail (0.1%):
17,086	Fred’s, Inc.^	249,626
19,595	Tuesday Morning Corp.*	75,245

		324,871

Oil, Gas & Consumable Fuels (1.9%):
12,271	Approach Resources, Inc.*^	453,414
28,105	Cloud Peak Energy, Inc.*	447,713
22,229	Comstock Resources, Inc.*	351,885
5,881	Contango Oil & Gas Co.*	346,450
9,206	GeoResources, Inc.*	301,404
20,799	Gulfport Energy Corp.*	605,667
12,107	Overseas Shipholding Group, Inc.^	152,911
21,289	Penn Virginia Corp.	96,865
10,892	Petroleum Development Corp.*	403,984
26,365	PetroQuest Energy, Inc.*^	161,881
22,551	Stone Energy Corp.*	644,733
19,675	Swift Energy Co.*	571,165

		4,538,072

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.1%):
18,146	Buckeye Technologies, Inc.	$616,420
10,566	Clearwater Paper Corp.*	350,897
4,994	Deltic Timber Corp.	316,070
17,982	KapStone Paper and Packaging Corp.*	354,245
6,937	Neenah Paper, Inc.	206,306
7,360	Schweitzer-Mauduit International, Inc.	508,282
22,696	Wausau Paper Corp.^	212,889

		2,565,109

Personal Products (0.3%):
7,476	Inter Parfums, Inc.	117,299
6,428	Medifast, Inc.*^	112,233
23,265	Prestige Brands Holdings, Inc.*	406,672

		636,204

Pharmaceuticals (2.2%):
31,014	Akorn, Inc.*	362,864
4,806	Hi-Tech Pharmacal Co., Inc.*	172,680
25,090	Medicines Co. (The)*	503,556
16,883	Par Pharmaceutical Cos., Inc.*	653,879
29,350	Questcor Pharmaceuticals, Inc.*^	1,104,147
27,425	Salix Pharmaceuticals, Ltd.*	1,439,812
32,644	ViroPharma, Inc.*	981,605

		5,218,543

Professional Services (1.0%):
5,939	CDI Corp.	106,486
13,933	Dolan Co. (The)*	126,930
6,163	Exponent, Inc.*	299,029
8,239	Heidrick & Struggles International, Inc.	181,505
10,360	Insperity, Inc.	317,430
13,087	Kelly Services, Inc., Class A	209,261
24,004	Navigant Consulting, Inc.*	333,896
17,013	On Assignment, Inc.*	297,217
19,901	Resources Connection, Inc.	279,609
17,839	Trueblue, Inc.*	318,961

		2,470,324

Real Estate Investment Trusts (REITs) (7.9%):
19,757	Acadia Realty Trust	445,323
71,175	BioMed Realty Trust, Inc.	1,350,901
26,308	Cedar Shopping Centers, Inc.	134,697
40,558	Colonial Properties Trust^	881,325
48,184	Cousins Properties, Inc.	365,235
77,513	DiamondRock Hospitality, Co.^	797,609
12,862	EastGroup Properties, Inc.	645,930
21,525	Entertainment Properties Trust	998,329
43,757	Extra Space Storage, Inc.	1,259,764
33,288	Franklin Street Properties Corp.	352,853
12,484	Getty Realty Corp.^	194,501
36,018	Healthcare Realty Trust, Inc.	792,396
35,701	Inland Real Estate Corp.	316,668
31,541	Kilroy Realty Corp.^	1,470,126
29,375	Kite Realty Group Trust	154,806
39,522	LaSalle Hotel Properties	1,112,149
62,421	Lexington Realty Trust^	561,165
14,078	LTC Properties, Inc.	450,496
62,455	Medical Properties Trust, Inc.	579,582
18,888	Mid-America Apartment Communities, Inc.	1,266,063
10,233	Parkway Properties, Inc.	107,242
25,599	Pennsylvania Real Estate Investment Trust^	390,897

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
24,572	Post Properties, Inc.	$1,151,444
8,569	PS Business Parks, Inc.	561,612
5,429	Saul Centers, Inc.	219,114
13,374	Sovran Self Storage, Inc.	666,426
41,897	Tanger Factory Outlet Centers, Inc.	1,245,598
5,697	Universal Health Realty Income Trust	225,772
10,770	Urstadt Biddle Properties, Inc., Class A	212,600

		18,910,623

Real Estate Management & Development (0.1%):
15,990	Forestar Group, Inc.*	246,086

Road & Rail (0.9%):
11,733	Arkansas Best Corp.	220,698
26,331	Heartland Express, Inc.^	380,746
27,228	Knight Transportation, Inc.	480,846
21,722	Old Dominion Freight Line, Inc.*	1,035,488

		2,117,778

Semiconductors & Semiconductor Equipment (4.8%):
18,602	Advanced Energy Industries, Inc.*^	244,058
14,617	ATMI, Inc.*	340,576
30,601	Brooks Automation, Inc.	377,310
10,529	Cabot Microelectronics Corp.	409,367
10,858	CEVA, Inc.*^	246,585
29,589	Cirrus Logic, Inc.*	704,218
11,378	Cohu, Inc.	129,368
14,226	Cymer, Inc.*	711,300
16,988	Diodes, Inc.*^	393,782
9,726	DSP Group, Inc.*	64,775
40,461	Entropic Communications, Inc.*^	235,888
20,692	Exar Corp.*	173,813
55,239	GT Advanced Technologies, Inc.*^	456,826
12,451	Hittite Microwave Corp.*	676,214
31,350	Kopin Corp.*	127,594
34,048	Kulicke & Soffa Industries, Inc.*	423,217
22,760	Micrel, Inc.	233,518
40,373	Microsemi Corp.*	865,597
24,273	MKS Instruments, Inc.	716,782
13,816	Monolithic Power Systems, Inc.*	271,761
7,882	Nanometrics, Inc.*	145,896
11,124	Pericom Semiconductor Corp.*	89,993
13,056	Power Integrations, Inc.^	484,639
8,186	Rubicon Technology, Inc.*^	85,380
14,712	Rudolph Technologies, Inc.*	163,450
15,126	Sigma Designs, Inc.*	78,353
10,257	Standard Microsystems Corp.*	265,349
19,180	STR Holdings, Inc.*^	92,831
5,593	Supertex, Inc.*	101,065
23,948	Tessera Technologies, Inc.*	413,103
76,675	TriQuint Semiconductor, Inc.*^	528,674
12,063	Ultratech, Inc.*	349,586
17,858	Veeco Instruments, Inc.*^	510,739
11,580	Volterra Semiconductor Corp.*^	398,526

		11,510,133

Software (3.9%):
20,747	Blackbaud, Inc.	689,423
16,729	Bottomline Technologies, Inc.*	467,408
20,402	CommVault Systems, Inc.*	1,012,755
14,697	Ebix, Inc.^	340,383
14,880	EPIQ Systems, Inc.	180,048

Shares		Fair Value
Common Stocks, continued
Software, continued
6,603	Interactive Intelligence Group*	$201,458
19,627	JDA Software Group, Inc.*	539,350
9,484	Manhattan Associates, Inc.*	450,774
3,743	MicroStrategy, Inc., Class A*	524,020
16,797	Monotype Imaging Holdings, Inc.*	250,275
15,896	NetScout Systems, Inc.*	323,325
6,857	OPNET Technologies, Inc.^	198,853
28,602	Progress Software Corp.*	675,579
13,451	Sourcefire, Inc.*^	647,397
12,452	Synchronoss Technologies, Inc.*	397,468
41,354	Take-Two Interactive Software, Inc.*^	636,231
19,311	Taleo Corp., Class A*	886,954
11,364	Tyler Technologies, Inc.*	436,491
17,390	Websense, Inc.*	366,755

		9,224,947

Specialty Retail (4.9%):
10,192	Big 5 Sporting Goods Corp.	79,905
19,372	Brown Shoe Co., Inc.^	178,804
12,326	Buckle, Inc. (The)^	590,415
19,701	Cabela’s, Inc., Class A*^	751,593
13,453	Cato Corp.	371,841
11,472	Children’s Place Retail Stores, Inc. (The)*	592,758
17,198	Christopher & Banks Corp.	31,988
41,809	Coldwater Creek, Inc.*	48,498
24,012	Finish Line, Inc. (The), Class A	509,535
11,186	Genesco, Inc.*	801,477
10,486	Group 1 Automotive, Inc.	588,999
8,859	Haverty Furniture Co., Inc.	98,335
12,204	Hibbett Sports, Inc.*	665,728
19,502	Hot Topic, Inc.	197,945
12,834	Jos. A. Bank Clothiers, Inc.*	646,962
7,494	Kirkland’s, Inc.*	121,253
9,926	Lithia Motors, Inc., Class A^	260,061
12,944	Lumber Liquidators Holdings, Inc.*^	325,024
11,007	MarineMax, Inc.*	90,588
23,671	Men’s Wearhouse, Inc. (The)	917,725
6,646	Midas, Inc.*	76,296
14,267	Monro Muffler Brake, Inc.^	591,938
39,750	OfficeMax, Inc.*	227,370
23,269	Pep Boys - Manny, Moe & Jack	347,174
7,226	Rue21, Inc.*^	212,011
26,060	Select Comfort Corp.*	844,083
16,045	Sonic Automotive, Inc., Class A^	287,366
14,038	Stage Store, Inc.	227,977
12,353	Stein Mart, Inc.*	81,530
13,466	Vitamin Shoppe, Inc.*	595,332
12,381	Zale Corp.*^	38,257
10,053	Zumiez, Inc.*^	363,014

		11,761,782

Textiles, Apparel & Luxury Goods (2.2%):
41,448	Crocs, Inc.*	867,092
33,457	Iconix Brand Group, Inc.*^	581,483
12,534	K-Swiss, Inc., Class A*^	51,389
46,618	Liz Claiborne, Inc.*^	622,817
10,845	Maidenform Brands, Inc.*	244,121
8,046	Movado Group, Inc.	197,529
6,390	Oxford Industries, Inc.	324,740
5,598	Perry Ellis International, Inc.*	104,515
56,425	Quiksilver Resources, Inc.*	227,957

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
17,039	Skechers U.S.A., Inc., Class A*^	$216,736
18,080	Steven Madden, Ltd.*	772,920
11,791	True Religion Apparel, Inc.*	323,073
22,462	Wolverine World Wide, Inc.	835,137

		5,369,509

Thrifts & Mortgage Finance (1.0%):
21,181	Bank Mutual Corp.	85,571
32,347	Brookline Bancorp, Inc.	303,091
12,934	Dime Community Bancshares	188,966
44,971	Northwest Bancshares, Inc.	571,132
20,982	Oritani Financial Corp.	308,016
24,824	Provident Financial Services, Inc.	360,693
43,064	TrustCo Bank Corp.^	245,895
15,548	ViewPoint Financial Group	239,128

		2,302,492

Tobacco (0.1%):
40,346	Alliance One International, Inc.*^	152,104

Trading Companies & Distributors (0.5%):
19,359	Applied Industrial Technologies, Inc.	796,236
12,090	Kaman Corp., Class A	410,455
1,762	Lawson Products, Inc.	26,624

		1,233,315

Water Utilities (0.1%):
8,644	American States Water Co.	312,394

Wireless Telecommunication Services (0.1%):
6,908	NTELOS Holdings Corp.	142,996
10,209	USA Mobility, Inc.	142,211

		285,207

Total Common Stocks (Cost $186,347,257)		234,123,015

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*(a)	—

Total Rights (Cost $—)		—

Securities Held as Collateral for Securities on Loan (13.5%):
$32,234,040	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	32,234,040

Total Securities Held as Collateral for Securities on Loan (Cost $32,234,040)		32,234,040

Unaffiliated Investment Company (1.8%):
4,241,193	Dreyfus Treasury Prime Cash Management, 0.00%(c)	4,241,193

Total Unaffiliated Investment Company (Cost $4,241,193)		4,241,193

Total Investment Securities (Cost $222,822,490)(d)—113.2%		270,598,248
Net other assets (liabilities) —(13.2)%		(31,553,214)

Net Assets — 100.0%		$239,045,034

Percentages indicated are based on net assets as of March 31, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of March 31, 2012. The total value of securities on loan as of March 31, 2012 was $31,232,963.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2012. The total of all such securities represent 0.00 of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2012.
(c)	The rate represents the effective yield at March 31, 2012.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2012:

Country	Percentage
Bermuda	0.2%
Puerto Rico	— ^
United States	99.8

100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $337,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini June Futures	Long	6/15/12	57	$4,717,890	$76,701

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 30 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Columbia Mid Cap Value Fund

•	AZL Columbia Small Cap Value Fund

•	AZL Davis New York Venture Fund

•	AZL Dreyfus Research Growth Fund (formerly AZL Dreyfus Equity Growth Fund)

•	AZL Eaton Vance Large Cap Value Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund (formerly AZL Franklin Small Cap Value Fund)

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MFS Investors Trust Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund (formerly AZL Turner Quantitative Small Cap Growth Fund)

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2012, are presented on the Fund’s Schedules.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. The AZL BlackRock Global Allocation Fund, AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Options Contracts

The AZL BlackRock Global Allocation Fund and the AZL Gateway Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

As of March 31, 2012, the AZL Gateway Fund used written index call options and purchased index put options to hedge against security prices (equity risk) and the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

The Funds had the following transactions in written call and put options during the period ended March 31, 2012:

AZL BlackRock Global Allocation Fund	Number of Contracts	Premium Received
Options outstanding at December 31, 2011	—	$—
Options written	(246,259)	(1,417,216)
Options exercised	38	32,260
Options expired	178	22,250
Options closed	61,306	165,729

Options outstanding at March 31, 2012	(184,737)	$(1,196,977)

AZL Gateway Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	(399)	$(2,417,493)
Options written	866	4,134,144
Options expired
Options closed	(881)	(3,348,146)

Options outstanding at March 31, 2012	(414)	$(1,631,495)

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2012, the AZL BlackRock Global Allocation Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of March 31, 2012, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $7,495,282, representing 2.08% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2012 in valuing the Funds’ investments based upon three levels defined above:

AZL Allianz AGIC Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$177,454,931	$—	$—	$177,454,931
Securities Held as Collateral for Securities on Loan	—	44,408,616	—	44,408,616
Unaffiliated Investment Company	1,954,087	—	—	1,954,087

Total Investment Securities	$179,409,018	$44,408,616	$—	$223,817,634

AZL BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$556,480,047	$—	$—	$556,480,047
Securities Held as Collateral for Securities on Loan	—	17,082,799	—	17,082,799
Unaffiliated Investment Company	5,051,893	—	—	5,051,893

Total Investment Securities	$561,531,940	$17,082,799	$—	$578,614,739

AZL BlackRock Global Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Auto Components	$526,789	$1,791,396	$—	$2,318,185
Automobiles	1,002,784	4,659,359	—	5,662,143
Beverages	1,742,894	351,704	—	2,094,598
Biotechnology	1,399,656	405,544	—	1,805,200
Building Products	—	121,958	—	121,958
Capital Markets	2,661,556	609,654	—	3,271,210
Chemicals	3,109,792	5,248,535	—	8,358,327
Commercial Banks	2,596,147	4,970,413	—	7,566,560
Communications Equipment	4,388,709	404,924	—	4,793,633
Construction & Engineering	341,671	1,158,967	—	1,500,638
Diversified Financial Services	4,719,969	400,754	—	5,120,723
Diversified Telecommunication Services	5,189,573	4,885,642	—	10,075,215
Electric Utilities	2,884,323	1,358,941	—	4,243,264
Electrical Equipment	—	734,765	—	734,765
Electronic Equipment, Instruments & Components	1,205,827	1,686,979	—	2,892,806
Energy Equipment & Services	3,875,555	171,786	—	4,047,341
Food & Staples Retailing	1,849,495	240,216	—	2,089,711
Food Products	3,493,767	1,535,574	—	5,029,341
Gas Utilities	—	791,253	—	791,253
Health Care Equipment & Supplies	1,388,519	862,100	—	2,250,619
Health Care Providers & Services	5,768,690	1,355,802	—	7,124,492
Household Durables	1,109,892	231,602	—	1,341,494
Independent Power Producers & Energy Traders	1,157,017	1,226,592	—	2,383,609
Industrial Conglomerates	2,772,496	4,048,846	—	6,821,342
Insurance	4,776,560	2,854,629	—	7,631,189
Internet Software & Services	2,181,798	186,489	—	2,368,287
IT Services	4,029,651	99,811	—	4,129,462
Machinery	374,775	2,146,651	—	2,521,426
Media	2,557,030	846,882	—	3,403,912
Metals & Mining	8,893,484	4,629,111	—	13,522,595
Multi-Utilities	509,440	696,716	—	1,206,156
Office Electronics	304,939	662,981	—	967,920
Oil, Gas & Consumable Fuels	19,909,855	6,179,507	—	26,089,362
Personal Products	563,598	129,286	—	692,884
Pharmaceuticals	9,555,029	2,872,624	—	12,427,653
Real Estate Investment Trusts (REITs)	783,594	729,306	—	1,512,900
Real Estate Management & Development	1,303,439	1,513,041	—	2,816,480
Road & Rail	1,473,944	1,330,981	—	2,804,925
Semiconductors & Semiconductor Equipment	2,612,124	2,080,238	—	4,692,362
Software	8,182,329	393,931	—	8,576,260
Specialty Retail	118,218	479,272	—	597,490
Textiles, Apparel & Luxury Goods	91,976	686,358	—	778,334
Thrifts & Mortgage Finance	—	512,310	—	512,310
Tobacco	1,502,135	401,240	—	1,903,375
Trading Companies & Distributors	—	2,358,191	—	2,358,191
Transportation Infrastructure	—	417,569	—	417,569
Wireless Telecommunication Services	1,928,068	3,145,158	—	5,073,226
All Other Common Stocks+	18,132,440	—	—	18,132,440
Preferred Stocks:
Automobiles	—	838,428	—	838,428
All Other Preferred Stocks+	2,723,362	—	—	2,723,362
Convertible Preferred Stocks:
Capital Markets	—	142,588	—	142,588
Commercial Banks	—	150,694	—	150,694
Electric Utilities	212,312	260,714	—	473,026
Health Care Providers & Services	—	150,848	—	150,848
Oil, Gas & Consumable Fuels	—	850,338	—	850,338
All Other Convertible Preferred Stocks+	615,065	—	—	615,065
Asset Backed Securities	—	212,956	—	212,956
Collateralized Mortgage Obligations	—	282,898	—	282,898
Convertible Bonds	—	8,627,425	—	8,627,425
Corporate Bonds	—	3,803,464	—	3,803,464
Yankee Dollars	—	7,448,066	—	7,448,066
Foreign Bonds	—	27,806,047	—	27,806,047
U.S. Treasury Obligations	—	82,206,057	—	82,206,057
Exchange Traded Funds	7,391,397	—	—	7,391,397
Mutual Funds	—	34,396	—	34,396
Purchased Put Options	167,237	231,584	—	398,821
Purchased Call Options	106,321	345,369	—	451,690
Securities Held as Collateral for Securities on Loan	—	33,257,997	—	33,257,997
Unaffiliated Investment Company	36,220	—	—	36,220

Total Investment Securities	154,221,461	241,255,457	—	395,476,918

Other Financial Instruments:*
Futures Contracts	(46,474)	—	—	(46,474)
Interest Rate Swaps	—	(2,910)	—	(2,910)
Forward Currency Contracts	—	(10,154)	—	(10,154)
Written Call Options	(817,553)	(225,102)	—	(1,042,655)
Written Put Options	(69,884)	(164,976)	—	(234,860)

Total Investments	$153,287,550	$240,852,315	$—	$394,139,865

AZL Columbia Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$146,363,963	$—	$—	$146,363,963
Securities Held as Collateral for Securities on Loan	—	4,503,523	—	4,503,523
Unaffiliated Investment Company	7,882,629	—	—	7,882,629

Total Investment Securities	$154,246,592	$4,503,523	$—	$158,750,115

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

AZL Columbia Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$3,524,067	$255,712	$—	$3,779,779
All Other Common Stocks+	160,133,264	—	—	160,133,264
Securities Held as Collateral for Securities on Loan	—	13,076,786	—	13,076,786
Unaffiliated Investment Company	1,107,403	—	—	1,107,403

Total Investment Securities	$164,764,734	$13,332,498	$—	$178,097,232

AZL Davis New York Venture Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,310,355	$3,305,816	$—	$15,616,171
Capital Markets	26,164,661	4,547,364	—	30,712,025
Distributors	—	1,245,478		1,245,478
Food Products	1,850,396	759,875	—	2,610,271
Household Durables	—	618,230	—	618,230
Marine	—	3,943,302	—	3,943,302
Metals & Mining	—	4,364,333	—	4,364,333
Oil, Gas & Consumable Fuels	41,327,649	1,397,389	—	42,725,038
Pharmaceuticals	9,539,339	5,155,272	—	14,694,611
Real Estate Management & Development	2,135,079	3,500,660	—	5,635,739
Textiles, Apparel & Luxury Goods	—	602,967	—	602,967
Transportation Infrastructure	88,450	3,939,979	—	4,028,429
All Other Common Stocks+	267,069,483	—	—	267,069,483
Convertible Bonds:	—	119,560	—	119,560
Beverages	12,310,355	3,305,816	—	15,616,171
Securities Held as Collateral for Securities on Loan	—	6,500,781	—	6,500,781
Unaffiliated Investment Company	18,825,184	—	—	18,825,184

Total Investment Securities	$379,310,596	$40,001,006	$—	$419,311,602

AZL Dreyfus Research Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$250,391,045	$—	$—	$250,391,045
Unaffiliated Investment Company	9,379,206	—	—	9,379,206

Total Investment Securities	$259,770,251	$—	$—	$259,770,251

AZL Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Food Products	$9,881,909	$3,658,731	$—	$13,540,640
All Other Common Stocks+	464,449,668	—	—	464,449,668
Securities Held as Collateral for Securities on Loan	—	2,592,324	—	2,592,324
Unaffiliated Investment Company	16,218,519	—	—	16,218,519

Total Investment Securities	$490,550,096	$6,251,055	$—	$496,801,151

AZL Enhanced Bond Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities+:
Asset Backed Securities	$—	$33,235,583	$—	$33,235,583
Collateralized Mortgage Obligations	—	23,515,251	—	23,515,251
Corporate Bonds	—	59,034,685	—	59,034,685
Yankee Dollars	—	37,957,934	—	37,957,934
Foreign Bonds	—	590,068	—	590,068
U.S. Government Agency	—	155,871	—	155,871
U.S. Government Agency Mortgages	—	133,612,811	—	133,612,811
U.S. Treasury Obligations	—	134,665,411	—	134,665,411
Securities Held as Collateral for Securities on Loan	—	26,427,211	—	26,427,211
Unaffiliated Investment Company	59,994,196	—	—	59,994,196

Total Investment Securities	59,994,196	449,194,825	—	509,189,021

Securities Sold Short	—	(19,601,749)	—	(19,601,749)

Other Financial Instruments:*
Futures Contracts	160,570	—	—	160,570
Forward Currency Contracts	—	(102,649)	—	(102,649)

Total Investments	$60,154,766	$429,490,427	$—	$489,645,193

AZL Federated Clover Small Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$213,584,238	$—	$—	$213,584,238
Unaffiliated Investment Company	6,919,705	—	—	6,919,705

Total Investment Securities	$220,503,943	$—	$—	$220,503,943

AZL Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$2,435,040	$1,003,819	$—	$3,438,859
Air Freight & Logistics	729,495	522,096	—	1,251,591
Automobiles	803,640	2,011,969	—	2,815,609
Beverages	2,670,607	1,528,556	—	4,199,163
Biotechnology	3,143,178	—	—	3,143,178
Building Products	951,012	—	—	951,012
Capital Markets	2,202,051	2,357,444	—	4,559,495
Chemicals	436,500	1,549,381	—	1,985,881
Commercial Banks	4,762,111	5,991,931	—	10,754,042
Communications Equipment	3,858,289	803,958	—	4,662,247
Computers & Peripherals	1,345,902	—	—	1,345,902
Consumer Finance	943,118	—	—	943,118
Diversified Financial Services	4,803,430	1,581,000	—	6,384,430
Diversified Telecommunication Services	1,398,707	2,974,977	—	4,373,684
Electric Utilities	5,008,052	821,806	—	5,829,858
Electronic Equipment, Instruments & Components	1,723,005	—	—	1,723,005
Energy Equipment & Services	4,832,498	—	—	4,832,498
Food & Staples Retailing	5,097,307	986,777	—	6,084,084
Food Products	3,009,023	—	—	3,009,023
Gas Utilities	112,561	—	—	112,561
Health Care Equipment & Supplies	3,136,403	—	—	3,136,403
Health Care Providers & Services	2,832,679	—	—	2,832,679
Independent Power Producers & Energy Traders	479,956	—	—	479,956
Industrial Conglomerates	1,969,268	1,609,654	—	3,578,922
Insurance	4,743,423	5,001,481	—	9,744,904
Internet Software & Services	791,290	—	—	791,290
Leisure Equipment & Products	654,788	—	—	654,788
Machinery	1,741,574	—	—	1,741,574
Media	9,855,459	1,729,419	—	11,584,878
Metals & Mining	447,190	1,055,806	—	1,502,996
Multi-Utilities	2,812,129	422,289	—	3,234,418
Multiline Retail	1,447,306	508,467	—	1,955,773
Office Electronics	1,382,116	363,017	—	1,745,133
Oil, Gas & Consumable Fuels	12,305,593	6,489,691	—	18,795,284
Paper & Forest Products	1,960,715	—	—	1,960,715
Pharmaceuticals	12,490,933	6,094,044	—	18,584,977
Real Estate Investment Trusts (REITs)	148,099	76,437	—	224,536
Real Estate Management & Development	56,943	390,663	50,044	497,650
Semiconductors & Semiconductor Equipment	1,208,730	1,940,125	—	3,148,855
Software	5,148,609	1,753,689	—	6,902,298
Specialty Retail	246,016	846,045	—	1,092,061
Tobacco	3,746,235	4,120,006	—	7,866,241
Wireless Telecommunication Services	1,629,114	3,832,177	—	5,461,291
All Other Common Stocks+	—	7,877,766	—	7,877,766
Preferred Stocks	394,939	—	—	394,939
Equity Linked Notes	—	498,815	—	498,815
Convertible Preferred Stocks	1,787,959	721,522	—	2,509,481
Convertible Bonds	—	1,470,052	—	1,470,052
Floating Rate Loans	—	5,403,576	—	5,403,576
Collateralized Mortgage Obligations	—	442,029	—	442,029
Corporate Bonds	—	36,980,401	—	36,980,401
Foreign Bonds	—	69,932,852	—	69,932,852
Yankee Dollars	—	9,904,531	—	9,904,531
Municipal Bonds	—	254,659	—	254,659
U.S. Government Agency	—	6,175,000	—	6,175,000
U.S. Treasury Obligations	—	1,999,802	—	1,999,802
Securities Held as Collateral for Securities on Loan	—	6,765,610	—	6,765,610
Unaffiliated Investment Company	20,500,397	—	—	20,500,397

Total Investment Securities	144,183,389	206,793,339	50,044	351,026,772

Other Financial Instruments:*
Forward Currency Contracts	—	1,161,013	—	1,161,013

Total Investments	$144,183,389	$207,954,352	$50,044	$352,187,785

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

AZL Gateway Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$58,618,845	$—	$—	$58,618,845
Purchased Put Options	168,535	—	—	168,535
Unaffiliated Investment Company	4,643,694	—	—	4,643,694

Total Investment Securities	63,431,074	—	—	63,431,074

Other Financial Instruments:*
Written Call Options	(2,337,410)	—	—	(2,337,410)

Total Investments	$61,093,664	$—	$—	$61,093,664

AZL International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$43,536	$717,755	$—	$761,291
All Other Common Stocks+	—	441,243,431	—	441,243,431
Preferred Stocks+	—	2,296,467	—	2,296,467
Securities Held as Collateral for Securities on Loan	—	47,640,843	—	47,640,842
Unaffiliated Investment Company	1,323,195	—	—	1,323,195

Total Investment Securities	1,366,731	491,898,496	—	493,265,226

Other Financial Instruments:*
Futures Contracts	(16,308)	—	—	(16,308)

Total Investments	$1,350,423	$491,898,496	$—	$493,248,918

AZL Invesco Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$316,712,367	$—	$—	$316,712,367
Convertible Bonds+	—	49,191,156	—	49,191,156
Corporate Bonds+	—	21,174,621	—	21,174,621
Exchange Traded Fund	1,286,199	—	—	1,286,199
Municipal Bond	—	92,763	—	92,763
Convertible Preferred Stock	—	896,676	—	896,676
Preferred Stock+	—	6,094,158	—	6,094,158
U.S. Government Agency Mortgages	—	2,269,351	—	2,269,351
U.S. Treasury Obligations	—	60,865,338	—	60,865,338
Yankee Dollars	—	7,097,500	—	7,097,500
Securities Held as Collateral for Securities on Loan	—	9,152,342	—	9,152,342
Unaffiliated Investment Company	40,449,134	—	—	40,449,134

Total Investment Securities	$358,447,700	$156,833,905	$—	$515,281,605

Other Financial Instruments:*
Forward Currency Contracts	—	(152,639)	—	(152,639)

Total Investments	$358,447,700	$156,681,266	$—	$515,128,966

AZL Invesco Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$258,903,381	$—	$—	$258,903,381
Exchange Traded Fund	1,030,239	—	—	1,030,239
Unaffiliated Investment Company	22,173,362	—	—	22,173,362

Total Investment Securities	282,106,982	—	—	282,106,982

Other Financial Instruments:*
Forward Currency Contracts	—	(127,159)	—	(127,159)

Total Investments	$282,106,982	$(127,159)	$—	$281,979,823

AZL Invesco International Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$5,810,319	$10,502,192	$—	$16,312,511
Chemicals	8,476,668	7,564,959	—	16,041,627
Commercial Banks	8,208,410	24,464,611	—	32,673,021
Insurance	4,671,045	—	—	4,671,045
IT Services	4,169,663	9,330,408	—	13,500,071
Media	4,243,657	32,661,406	—	36,905,063
Oil, Gas & Consumable Fuels	18,530,686	21,694,546	—	40,225,232
Pharmaceuticals	8,848,117	27,573,035	—	36,421,152
Road & Rail	4,091,404	—	—	4,091,404
Semiconductors & Semiconductor Equipment	7,120,220	—	—	7,120,220
Wireless Telecommunication Services	7,819,593	8,410,413	—	16,230,006
All Other Common Stocks+	—	236,930,795	—	236,930,795
Preferred Stocks	—	5,321,480	—	5,321,480
Securities Held as Collateral for Securities on Loan	—	48,955,840	—	48,955,840
Unaffiliated Investment Company	44,690,815	—	—	44,690,815

Total Investment Securities	126,680,597	433,409,685	—	560,090,282

AZL JPMorgan International Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Electronic Equipment	$4,517,825	$7,776,158	$—	$12,293,983
Metals & Mining	4,214,250	9,899,164	—	14,113,414
Pharmaceuticals	3,360,665	38,871,112	—	42,231,777
All Other Common Stocks+	—	371,910,015	—	371,910,015
Preferred Stocks	—	11,220,864	—	11,220,864
Securities Held as Collateral for Securities on Loan	—	51,958,364	—	51,958,364
Unaffiliated Investment Company	10,455,292	—	—	10,455,292

Total Investment Securities	22,548,032	491,635,677	—	514,183,709

Other Financial Instruments:*
Forward Currency Contracts	—	(949,697)	—	(949,697)

Total Investments	$22,548,032	$490,685,980	$—	$513,234,012

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

AZL JPMorgan U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$369,068,592	$—	$—	$369,068,592
U.S. Treasury Obligations	—	1,892,363	—	1,892,363
Securities Held as Collateral for Securities on Loan	—	5,390,406	—	5,390,406
Unaffiliated Investment Company	8,929,854	—	—	8,929,854

Total Investment Securities	377,998,446	7,282,769	—	385,281,215

Other Financial Instruments:*
Futures Contracts	62	—	—	62

Total Investments	$377,998,508	$7,282,769	$—	$385,281,277

AZL MFS Investors Trust Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$2,010,493	$—	$2,010,493
Beverages	2,830,756	7,188,535	—	10,019,291
Chemicals	8,019,526	4,393,884	—	12,413,410
Food Products	2,835,508	3,271,255	—	6,106,763
Household Products	9,058,985	2,971,647	—	12,030,632
Specialty Retail	—	2,025,051	—	2,025,051
Textiles, Apparel & Luxury Goods	5,206,367	3,147,381	—	8,353,748
All Other Common Stocks+	256,506,416	—	—	256,506,416
Securities Held as Collateral for Securities on Loan	—	4,417,615	—	4,417,615
Unaffiliated Investment Company	5,052,878	—	—	5,052,878

Total Investment Securities	$289,510,436	$29,425,861	$—	$318,936,297

AZL Mid Cap Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
IT Services	$7,507,134	$776,135	$—	$8,283,269
All Other Common Stocks+	239,615,601	—	—	239,615,601
Securities Held as Collateral for Securities on Loan	—	6,977,531	—	6,977,531
Unaffiliated Investment Company	5,099,663	—	—	5,099,663

Total Investment Securities	252,222,398	7,753,666	—	259,976,064

Other Financial Instruments:*
Futures Contracts	87,196	—	—	87,196

Total Investments	$252,309,594	$7,753,666	$—	$260,063,260

AZL Money Market Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$340,570,332	$—	$340,570,332
Commercial Paper	—	254,056,533	—	254,056,533
Municipal Bonds	—	95,600,000	—	95,600,000
U.S. Government Agency Mortgages	—	91,266,584	—	91,266,584
U.S. Treasury Obligations	—	54,383,703	—	54,383,703
Unaffiliated Investment Company	122	—	—	122

Total Investment Securities	$122	$835,877,152	$—	$835,877,274

AZL Morgan Stanley Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$474,145	$37,711,333	$—	$38,185,478
Diversified REIT’s	8,328,947	11,978,622	—	20,307,569
Industrial REIT’s	1,298,885	1,399,503	—	2,698,388
Office REIT’s	7,196,731	4,380,280	—	11,577,011
Real Estate Investment Trusts (REITs)	1,271,934	4,457,544	—	5,729,478
Real Estate Management & Development	319,181	6,353,656	—	6,672,837
Real Estate Operating Companies	11,415,330	15,395,723	—	26,811,053
Retail REIT’s	19,816,587	16,827,396	—	36,643,983
Specialized REIT's	16,049,942	446,308	—	16,496,250
All Other Common Stocks+	22,820,497	—	—	22,820,497
Securities Held as Collateral for Securities on Loan	—	7,882,589	—	7,882,589
Unaffiliated Investment Company	6,793,810	—	—	6,793,810

Total Investment Securities	95,785,989	106,832,954	—	202,618,943

Other Financial Instruments:*
Forward Currency Contracts	—	1,400	—	1,400

Total Investments	$95,785,989	$106,834,354	$—	$202,620,343

AZL Morgan Stanley Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Commercial Services & Supplies	$10,531,927	$15,732,467	$—	$26,264,394
Food & Staples Retailing	—	3,849,575	—	3,849,575
Internet Software & Services	39,487,161	3,306,485	—	42,793,646
Machinery	—	6,308,236	—	6,308,236
Metals & Mining	5,443,991	1,631,053	—	7,075,044
Professional Services	24,360,861	7,924,838	—	32,285,699
Software	43,138,302	3,344,332	—	46,482,634
Wireless Telecommunication Services	—	4,053,622	—	4,053,622
All Other Common Stocks+	243,398,373	—	—	243,398,373
Private Placements:
Internet & Catalog Retail	—	7,551,235	1,101,072	8,652,307
Internet Software & Services	—	2,913,851	—	2,913,851
All Other Private Placements+	—	—	4,322,742	4,322,742
Securities Held as Collateral for Securities on Loan	—	85,324,531	—	85,324,531
Unaffiliated Investment Company	16,385,692	—	—	16,385,692

Total Investment Securities	$382,746,307	$141,940,225	$5,423,814	$530,110,346

AZL NFJ International Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$—	$839,740	$—	$839,740
Beverages	2,402,850	1,116,709	—	3,519,559
Commercial Banks	9,145,595	3,218,052	—	12,363,647
Diversified Financial Services	—	1,077,135	—	1,077,135
Electronic Equipment, Instruments & Components	—	2,585,154	—	2,585,154
Energy Equipment & Services	—	1,220,506	—	1,220,506
Food & Staples Retailing	1,730,540	672,142	—	2,402,682
IT Services	—	1,144,961	—	1,144,961
Leisure Equipment & Products	—	693,097	—	693,097
Machinery	—	1,128,774	—	1,128,774
Media	—	2,165,997	—	2,165,997
Oil, Gas & Consumable Fuels	10,562,841	1,074,839	—	11,637,680
Pharmaceuticals	3,931,824	2,085,174	—	6,016,998
Semiconductors & Semiconductor Equipment	1,309,496	1,421,737	—	2,731,233
Tobacco	—	2,387,659	—	2,387,659
Wireless Telecommunication Services	1,882,023	2,128,253	—	4,010,276
All Other Common Stocks+	48,415,639	—	—	48,415,639
Securities Held as Collateral for Securities on Loan	—	24,993,120	—	24,993,120
Unaffiliated Investment Company	4,727,062	—	—	4,727,062

Total Investment Securities	$84,107,870	$49,953,049	$—	$134,060,919

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

AZL Oppenheimer Discovery Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$91,492,344	$—	$—	$91,492,344
Securities Held as Collateral for Securities on Loan	—	11,951,302	—	11,951,302
Unaffiliated Investment Company	2,892,374	—	—	2,892,374

Total Investment Securities	$94,384,718	$11,951,302	$—	$106,336,020

AZL Russell 1000 Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
IT Services	$8,658,660	$68,831	$—	$8,727,491
All Other Common Stocks+	124,433,562	—		124,433,562
Securities Held as Collateral for Securities on Loan	—	2,169,142	—	2,169,142
Unaffiliated Investment Company	3,166,950	—	—	3,166,950

Total Investment Securities	136,259,172	2,237,973	—	138,497,145

Other Financial Instruments:*
Futures Contracts	68,048	—	—	68,048

Total Investments	$136,327,220	$2,237,973	$—	$138,565,193

AZL Russell 1000 Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$209,675,445	$—	$—	$209,675,445
Securities Held as Collateral for Securities on Loan	—	3,850,843	—	3,850,843
Unaffiliated Investment Company	4,995,648	—	—	4,995,648

Total Investment Securities	$214,671,093	$3,850,843	$—	$218,521,936

Other Financial Instruments:*
Futures Contracts	106,110	—	—	106,110

Total Investments	$214,777,203	$3,850,843	$—	$218,628,046

AZL S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$870,353,593	$—	$—	$870,353,593
Securities Held as Collateral for Securities on Loan	—	8,002,567	—	8,002,567
Unaffiliated Investment Company	25,361,002	—	—	25,361,002

Total Investment Securities	895,714,595	8,002,567	—	903,717,162

Other Financial Instruments:*
Futures Contracts	707,264	—	—	707,264

Total Investments	$896,421,859	$8,002,567	$—	$904,424,426

AZL Schroder Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Capital Markets	$534,300	$—	$—	$534,300
Chemicals	759,179	5,133,418	—	5,892,597
Commercial Banks	14,719,573	52,979,510	—	67,699,083
Diversified Financial Services	—	1,298,828	—	1,298,828
Diversified Telecommunication Services	1,729,308	1,896,134	—	3,625,442
Electric Utilities	3,118,904	—	—	3,118,904
Electronic Equipment, Instruments & Components	380,061	9,150,744	—	9,530,805
Food & Staples Retailing	2,983,714	4,565,618	—	7,549,332
Food Products	786,706	1,389,397	—	2,176,103
Health Care Equipment & Supplies	64,193	—	—	64,193
Insurance	—	3,206,232	—	3,206,232
Internet Software & Services	3,658,827	8,027,230	—	11,686,057
Machinery	1,450,101	3,294,941	—	4,745,042
Metals & Mining	7,081,098	3,556,622	—	10,637,720
Multiline Retail	2,452,346	2,278,105	—	4,730,451
Oil, Gas & Consumable Fuels	28,002,640	25,903,527	—	53,906,167
Real Estate Management & Development	3,957,925	4,352,102	—	8,310,027
Specialty Retail	1,414,112	3,530,249	—	4,944,361
Transportation Infrastructure	2,879,661	1,410,593	—	4,290,254
Wireless Telecommunication Services	3,831,279	17,498,699	—	21,329,978
All Other Common Stocks+	—	96,099,854	—	96,099,854
Preferred Stocks	7,636,982	—	—	7,636,982
Rights	—	14,254	—	14,254
Warrants	—	634,052	—	634,052
Securities Held as Collateral for Securities on Loan	—	3,187,840	—	3,187,840
Unaffiliated Investment Company	8,010,375	—	—	8,010,375

Total Investment Securities	95,451,284	249,407,949	—	344,859,233

AZL Small Cap Stock Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$234,123,015	$—	$—	$234,123,015
Securities Held as Collateral for Securities on Loan	—	32,234,040	—	32,234,040
Unaffiliated Investment Company	4,241,193	—	—	4,241,193

Total Investment Securities	238,364,208	32,234,040	—	270,598,248

Other Financial Instruments:*
Futures Contracts	76,701	—	—	76,701

Total Investments	$238,440,909	$32,234,040	$—	$270,674,949

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts, option contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 03/31/2012	Valuation Basis at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average if more than one company in category)
AZL Davis New York Venture Fund
Investment Securities:
Common Stock:
Paper & Forest Products:
Sino-Forest Corp.	$-	Valued at zero	Discount of the last traded price	Discount Rate	—
Sino-Forest Corp. - 144A	-	Valued at zero	Discount of the last traded price	Discount Rate	—

Total Investment Securities	$-

AZL Franklin Templeton Founding Strategy Plus Fund
Investment Securities:
Common Stock:
Real Estate Management & Development:
Canary Wharf Group plc	$50,044	Market comparable company	Market comparable company	Discount for lack of marketability	8%

Total Investment Securities	$50,044

AZL Morgan Stanley Mid Cap Growth Fund
Investment Securities:
Private Placement:
Internet & Catalog Retail:
Peixe Urbano, Inc.	$1,101,072	Original cost	Market transaction method	Purchase price of Peixe Urbano preferred stock	—
Software:
Workday, Inc.	607,056	Original cost	Market transaction method	Purchase price of Workday preferred stock	—
Transportation Infrastructure:
Better Place LLC	3,715,686	Original cost	Market transaction method	Purchased price of Better Place preferred stock	—

Total Investment Securities	$5,423,814

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AZL Davis New York Venture Fund	Balance as of December 31, 2011	Net Realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Settlements	Transfers in/ (out) of Level 3	Balance as of March 31, 2012
Investment Securities:
Common Stocks:
Paper & Forest Products	$398,033	$—	$(398,033)	$—	$—	$—	$—

Total Investment Securities	$398,033	$—	$(398,033)	$—	$—	$—	$—

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AZL Franklin Templeton Founding Strategy Plus Fund	Balance as of December 31, 2011	Net Realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Settlements	Transfers in/ (out) of Level 3	Balance as of March 31, 2012
Investment Securities:
Common Stocks:
Diversified Financial Services	$22,518	$—	$—	$—	$—	$22,518	—
Real Estate Management & Development	48,189	—	1,855	—	—	—	50,044

Total Investment Securities	$70,707	$—	$1,855	$—	$—	$—	$72,562

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AZL Morgan Stanley Mid Cap Growth Fund	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Settlements	Transfers in/ (out) of Level 3	Balance as of March 31, 2012
Investment Securities:
Private Placement:
Internet & Catalog Retail	$1,101,072	$—	$—	$—	$—	$—	$1,101,072
Software	607,056	—	—		—	—	607,056
Transportation Infrastructure	3,715,686	—		—	—	—	3,715,686

Total Investment Securities	$5,423,814	$—	$—	$—	$—	$—	$5,423,814

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees (“Trustees”). Not all restricted securities are considered illiquid. Restricted securities held as of March 31, 2012 are presented within the Funds’ Schedules.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets
Inversiones Alsacia SA, 8.00%, 8/18/18	2/1/12	$232,195	$255,862	$253,974	0.1%
REI Agro, Ltd., Series REGS, 5.50%, 11.13.14	2/7/12	300,000	400,000	292,736	0.1%
Ying Li International Real Estate,Ltd., 4.00%, 3.3.15	1/18/12	446,250	500,000	350,123	0.1%
Zeus Cayman II, Serities REGS, 1.02%, 8.18.16	1/25/12	19,100,000	20,000,000	240,181	0.1%

AZL Davis New York Venture Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	$488,000	$119,560	0.0%
Sino-Forest Corp., Class A	12/11/09	166,320	9,900	—	0.0%

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Canary Wharf Group plc	2/19/10	$40,910	13,131	$50,044	0.0%
Dynegy Holdings, Inc. 8.38%, 5.1.16	3/9/11	38,250	$50,000	33,250	0.0%
Dynegy Holdings, Inc. 7.75%, 6.1.19	4/12/11	133,261	$170,000	111,775	0.0%
Dynegy Holdings, Inc. 7.50%, 6.1.15	10/29/09	380,275	$410,000	270,600	0.1%
Prime ATET&D Holdings No. 1 PTY., Ltd.	3/30/11	—	9,722	—	0.0%

AZL Invesco International Equity Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Marshall Edwards, Inc., Private Equity	8/3/07	$—	10,000	$—	0.0%

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	2,046,081	818,433	3,715,686	0.8%
Peixe Urbano, Inc	12/02/11	1,101,072	33,446	1,101,072	0.2%
Workday, Inc	10/12/11	607,056	45,781	607,056	0.1%

AZL Morgan Stanley Global Real Estate Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	0.0%

5. Federal Tax Cost Information

At March 31, 2012, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Allianz AGIC Opportunity Fund	$216,935,525	$17,856,023	$(10,973,914)	$6,882,109
AZL BlackRock Capital Appreciation Fund	452,545,305	134,959,042	(8,889,608)	126,069,434
AZL BlackRock Global Allocation Fund	380,331,247	19,075,825	(3,930,154)	15,145,671
AZL Columbia Mid Cap Value Fund	133,193,433	27,460,599	(1,903,917)	25,556,682
AZL Columbia Small Cap Value Fund	157,802,846	26,165,150	(5,870,764)	20,294,386
AZL Davis New York Venture Fund	295,674,505	130,493,926	(6,856,829)	123,637,097
AZL Dreyfus Research Growth Fund	209,087,951	51,540,303	(858,003)	50,682,300
AZL Eaton Vance Large Cap Value Fund	423,569,373	76,093,642	(2,861,864)	73,231,778
AZL Enhanced Bond Index Fund	505,232,613	5,278,872	(1,322,464)	3,956,408
AZL Federated Clover Small Value Fund	216,986,611	8,667,737	(5,150,405)	3,517,332
AZL Franklin Templeton Founding Strategy Plus Fund	342,000,828	23,764,691	(14,738,747)	9,025,944
AZL Gateway Fund	57,037,731	7,766,498	(1,373,155)	6,393,343
AZL International Index Fund	471,624,984	47,635,564	(25,995,321)	21,640,243
AZL Invesco Equity and Income Fund	456,408,780	64,500,003	(5,627,178)	58,872,825
AZL Invesco Growth and Income Fund	232,942,691	53,113,607	(3,949,316)	49,164,291
AZL Invesco International Equity Fund	484,180,629	84,051,926	(8,142,273)	75,909,653
AZL JPMorgan International Opportunities Fund	513,790,475	27,550,933	(27,157,699)	393,234
AZL JPMorgan U.S. Equity Fund	325,951,861	61,186,095	(1,856,741)	59,329,354
AZL MFS Investors Trust Fund	253,026,758	69,527,813	(3,618,273)	65,909,540
AZL Mid Cap Index Fund	221,465,176	45,465,542	(6,954,654)	38,510,888
AZL Money Market Fund	835,877,274	—	—	—
AZL Morgan Stanley Global Real Estate Fund	178,979,255	25,878,893	(2,239,205)	23,639,688
AZL Morgan Stanley Mid Cap Growth Fund	436,889,534	113,479,152	(20,258,340)	93,220,812
AZL NFJ International Value Fund	124,771,834	13,921,632	(4,632,547)	9,289,085
AZL Oppenheimer Discovery Fund	102,009,891	5,449,000	(1,122,871)	4,326,129
AZL Russell 1000 Growth Index Fund	110,599,361	29,914,343	(2,016,559)	27,897,784
AZL Russell 1000 Value Index Fund	197,757,069	28,258,892	(7,294,025)	20,964,867
AZL S&P 500 Index Fund	700,903,619	214,402,567	(11,589,024)	202,813,543
AZL Schroder Emerging Markets Equity Fund	289,384,983	62,911,669	(7,437,419)	55,474,250
AZL Small Cap Stock Index Fund	232,087,003	48,853,119	(10,341,874)	38,511,245

6. Subsequent Event

Effective on April 30, 2012, the AZL Dreyfus Equity Growth Fund changed its name to the AZL Dreyfus Research Growth Fund.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date             May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date             May 23, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date             May 23, 2012